      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2019

                                                             FILE NO. 333-209070

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 5                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 102

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
                     ONE FINANCIAL PLAZA, 755 MAIN STREET,
                         24TH FLOOR, HARTFORD, CT 06103

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

FORERETIREMENT IV VARIABLE ANNUITY

FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)
10 WEST MARKET STREET
SUITE 2300
INDIANAPOLIS, IN 46204
1-866-645-2449
WWW.GLOBALATLANTIC.COM


==========================================================================
This prospectus describes information you should know before you purchase ForeRetirement IV Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.


-     BlackRock Variable Series Funds II, Inc.


-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Lord Abbett Series Fund, Inc.

-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     PIMCO Equity Series VIT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust



Please refer to page 2 for a list of available Sub-Accounts.

You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class.

This prospectus refers to the following Contract share classes:



-   B Share

-   C Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your broker-dealer or in your state. All material Contract variations are noted in applicable sections of this prospectus. State variations can be found in section 7.b. State Variations. Other available Contract share classes offered through select broker-dealers are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





  NOT INSURED BY FDIC OR
           ANY
FEDERAL GOVERNMENT AGENCY
  MAY
 LOSE
VALUE
 NOT A DEPOSIT OF OR GUARANTEED
              BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2019


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2019

2


--------------------------------------------------------------------------
If you elect an Optional Death Benefit or an Optional Withdrawal Benefit, certain Investment Restrictions will apply. Please see Appendix D for detailed information.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     Invesco V.I. Global Real Estate Fund

-     Invesco V.I. Government Money Market Fund


American Century Variable Portfolios, Inc.

-     American Century VP Capital Appreciation Fund

-     American Century VP Value Fund


American Funds Insurance Series(R)

-     American Funds Asset Allocation Fund

-     American Funds Global Growth Fund

-     American Funds Growth Fund

-     American Funds Managed Risk Asset Allocation Fund


-     American Funds New World Fund(R)



BlackRock Variable Series Fund, Inc.

-     BlackRock Global Allocation V.I. Fund


-     BlackRock S&P 500 Index V.I. Fund




BlackRock Variable Series Funds II, Inc.



-     BlackRock Total Return V.I. Fund



Calvert Variable Products, Inc.

-     Calvert VP EAFE International Index Portfolio

-     Calvert VP Investment Grade Bond Index Portfolio

-     Calvert VP Russell 2000(R) Small Cap Index Portfolio

-     Calvert VP S&P MidCap 400 Index Portfolio


Forethought Variable Insurance Trust

-     Global Atlantic American Funds(R) Managed Risk Portfolio


-     Global Atlantic Balanced Managed Risk Portfolio



- Global Atlantic BlackRock Selects Managed Risk Portfolio (FORMERLY GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)


-     Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

-     Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

-     Global Atlantic Growth Managed Risk Portfolio

-     Global Atlantic Moderate Growth Managed Risk Portfolio

-     Global Atlantic PIMCO Tactical Allocation Portfolio

-     Global Atlantic Select Advisor Managed Risk Portfolio

-     Global Atlantic Wellington Research Managed Risk Portfolio


Franklin Templeton Variable Insurance Products Trust

-     Franklin Income VIP Fund

-     Franklin Rising Dividends VIP Fund

-     Templeton Global Bond VIP Fund


Goldman Sachs Variable Insurance Trust

-     Goldman Sachs High Quality Floating Rate Fund


-     Goldman Sachs International Equity Insights Fund



Lord Abbett Series Fund, Inc.

-     Lord Abbett Bond Debenture Portfolio

-     Lord Abbett Short Duration Income Portfolio


MFS(R) Variable Insurance Trust

-     MFS(R) Growth Series

-     MFS(R) Mid Cap Growth Series


MFS(R) Variable Insurance Trust III

-     MFS(R) Blended Research(R) Small Cap Equity Portfolio

-     MFS(R) Mid Cap Value Portfolio


Oppenheimer Variable Account Funds

-     Oppenheimer Discovery Mid Cap Growth Fund/VA

-     Oppenheimer Main Street Small Cap Fund(R) /VA


PIMCO Variable Insurance Trust


-     PIMCO CommodityRealReturn(R) Strategy Portfolio



- PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (FORMERLY PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)


-     PIMCO Real Return Portfolio

-     PIMCO Total Return Portfolio


Putnam Variable Trust

-     Putnam VT Equity Income Fund

-     Putnam VT Small Cap Value Fund

3


--------------------------------------------------------------------------
CONTENTS

                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
------------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                   9
------------------------------------------------------------------------------------------------------------------------------------
     The General Account                                                                                                           9
------------------------------------------------------------------------------------------------------------------------------------
     The Separate Account                                                                                                          9
------------------------------------------------------------------------------------------------------------------------------------
     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                12
------------------------------------------------------------------------------------------------------------------------------------

4.   INFORMATION ON YOUR ACCOUNT                                                                                                  13
------------------------------------------------------------------------------------------------------------------------------------
     a.   Purchasing a Contract                                                                                                   13
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        20
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      24
------------------------------------------------------------------------------------------------------------------------------------
     d.   Annuity Payouts                                                                                                         25
------------------------------------------------------------------------------------------------------------------------------------

5.   DEATH BENEFITS                                                                                                               27
------------------------------------------------------------------------------------------------------------------------------------
     a.   Standard Death Benefit                                                                                                  27
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium III                                                                                                   27
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legacy Lock IV                                                                                                          30
------------------------------------------------------------------------------------------------------------------------------------
     d.   Maximum Daily Value III                                                                                                 34
------------------------------------------------------------------------------------------------------------------------------------
     e.   How is the Death Benefit paid?                                                                                          37
------------------------------------------------------------------------------------------------------------------------------------
     f.   Who will receive the Death Benefit?                                                                                     38
------------------------------------------------------------------------------------------------------------------------------------

6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 38
------------------------------------------------------------------------------------------------------------------------------------
     a.   Daily +5 -- Daily Step Up Withdrawal Benefit                                                                            40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily 7 -- Daily Step Up Withdrawal Benefit                                                                             47
------------------------------------------------------------------------------------------------------------------------------------

7.   ADDITIONAL INFORMATION                                                                                                       54
------------------------------------------------------------------------------------------------------------------------------------
     a.   Glossary                                                                                                                54
------------------------------------------------------------------------------------------------------------------------------------
     b.   State Variations                                                                                                        57
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legal Proceedings                                                                                                       58
------------------------------------------------------------------------------------------------------------------------------------
     d.   How Contracts Are Sold                                                                                                  58
------------------------------------------------------------------------------------------------------------------------------------
     e.   Delay of Payment and Transfers                                                                                          60
------------------------------------------------------------------------------------------------------------------------------------

8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        60
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          70
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX A -- EXAMPLES                                                                                                       APP A-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS                                                                       APP D-1
------------------------------------------------------------------------------------------------------------------------------------

4


--------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge (1); Premium Based Charge                    0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.65%
--------------------------------------------------------------------------------------------------------------------------------

(1) A reduced Contingent Deferred Sales Charge Schedule is available under the B share Contract if you purchase the liquidity feature, which has a current additional charge of 0.40%. The additional charge is deducted daily from the value of the Sub-Accounts in Contract Years 1-4. If you elect the liquidity feature, additional Premium Payments will only be accepted during Contract Year 1. Please see section 4.b. Charges and Fees, for more information.


This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges and Optional Benefit fees. Each Contract share class has its own Minimum Contract Value requirements.

This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.


-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (2) -- A fixed interest account.

(2) The Fixed Account is available for B share contracts. If you elect a C share contract, the Fixed Account is only available to you if you elect the Daily +5 Withdrawal Benefit, the Daily 7 Withdrawal Benefit, or Legacy Lock IV.

Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

------------------------------------------------------------------------------------------------------------------

                       Guaranteed Lifetime                                         Daily +5 Withdrawal Benefit (3)
                       Withdrawal Benefits                                         Daily 7 Withdrawal Benefit (3)
------------------------------------------------------------------------------------------------------------------
                       Guaranteed Minimum                                             Return of Premium III (3)
                         Death Benefits                                              Maximum Daily Value III (3)
                                                                                         Legacy Lock IV (4)
------------------------------------------------------------------------------------------------------------------
        Reduced Contingent Deferred Sales Charge Schedule                               Liquidity Feature (5)
------------------------------------------------------------------------------------------------------------------

(3)  Investment Restrictions apply.

(4) May only be elected if Daily +5 -- Daily Step Up Withdrawal Benefit or Daily 7 -- Daily Step Up Withdrawal Benefit is also elected. Investment Restrictions apply.

(5)  Only available for B Share contracts.

Optional features may not be available through your broker-dealer or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


--------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                                   SURRENDER CHARGE
                                                                                                                   -----------------
                                                                                                                   B SHARE   C SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                                   None
   Year 1                                                                                                           8.5%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                           7.5%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                           6.5%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                           5.5%
------------------------------------------------------------------------------------------------------------------------------------
        5 (2)                                                                                                       4.5%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                           3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                           2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                           0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4.b and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

(2) If you purchase the liquidity feature, your CDSC schedule will be shortened to a 4 year schedule and will be 0% beginning in Contract Year
     5. Please see section 4.b. Charges and Fees, for more information.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                                  B SHARE    C SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                         $50        $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (4)                                                                                          0.50%      None
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (5)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                              0.45%      1.45%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                          0.20%      0.20%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Fund Facilitation Fee (6)                                                                                 0.50%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                                    1.15%      2.15%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (7)
------------------------------------------------------------------------------------------------------------------------------------
   Liquidity Feature (8)                                                                                          0.75%        NA
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock IV (9)                                                                                             1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium III (10)                                                                                     0.75%      0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value III (11)                                                                                   1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily +5 Withdrawal Benefit (12)                                                                               2.50%      2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily 7 Withdrawal Benefit (12)                                                                                2.50%      2.50%
------------------------------------------------------------------------------------------------------------------------------------

(3)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(4) For B share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Based Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see
     Section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix
     A.

(5)  Charges are expressed as annual fees but are assessed on a daily basis.

6


--------------------------------------------------------------------------

(6)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, Calvert VP Investment Grade Bond Index Portfolio, Invesco V.I. Government Money Market Fund, PIMCO CommodityRealReturn(R) Strategy Portfolio, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Global Atlantic Variable Insurance Trust Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Variable Insurance Trust Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Variable Insurance Trust Growth Managed Risk Portfolio, Global Atlantic Variable Insurance Trust PIMCO Tactical Allocation Portfolio, Global Atlantic Variable Insurance Trust Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.15% and can be found in Section 4.b Charges and Fees.


(7) You may only elect one of the following optional Death Benefits: Legacy Lock IV, Maximum Daily Value III, or Return of Premium III. You may only elect one of the following Optional Withdrawal Benefits: Daily +5 or Daily
     7. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(8) Additional asset-based fee that is factored into the unit price and applied daily. The fee is deducted from the Sub-Accounts in Contract Years 1-4. Additional Premium Payments will only be accepted during Contract Year 1. The current rider charge is 0.40%. The asset-based fee will not be charged starting in Contract Year 5, and will not change once issued.

(9)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.95%.

(10) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(11) Rider charge is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.45%.

(12) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge is 1.10%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                   MINIMUM                     MAXIMUM
----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                              0.36%                       2.17%
----------------------------------------------------------------------------------------------------------------------

7


--------------------------------------------------------------------------

EXAMPLE
-------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE III, DAILY 7 WITHDRAWAL BENEFIT, THE LIQUIDITY FEATURE, AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:


B-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                           $1,727
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $3,300
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,395
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,688
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                           $  832
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,603
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,345
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,638
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                           $  882
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,653
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,395
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,688
                   ---------------------------------------------------------------------------------------

8


--------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE III, DAILY 7 WITHDRAWAL BENEFIT, AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:


C-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                           $  893
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,678
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,457
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,828
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                           $  843
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,628
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,407
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,778
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                           $  893
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,678
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,457
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,828
                   ---------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

9


--------------------------------------------------------------------------

3. MANAGEMENT OF THE CONTRACT

THE COMPANY


We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Hartford, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se(2), LLC ("se(2)"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2) may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 11741 Missouri Bottom Road, Hazelwood, MO 63042; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.

In addition to se(2), the Company also directly retains Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606.

THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and Optional Withdrawal Benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

At the direction of our Contract Owners, we set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life


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insurance products. These are not the same mutual funds that you buy through your Financial Intermediary even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.

"Master-feeder" and "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any Optional Benefits will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. There is no assurance that a Fund will achieve its stated objective. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Insurance Trust ("FVIT") are managed by our affiliate, Global Atlantic Investment Advisors, LLC ("GAIA"). For Funds in the FVIT, GAIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, GAIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, GAIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you;

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote; and

-  proportionately vote any shares held by the Company and its affiliates.



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If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. These arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. Most of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2018, we have entered into arrangements to receive Administrative Service and/or 12b-1 fees from each of the following Fund complexes (or their distributor or affiliated entities):
AllianceBernstein Investments, Inc.; American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Calvert Investments, Inc.; Franklin Templeton Services, LLC; Global Atlantic Investment Advisors, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Invesco Advisers Inc.; Ivy Funds Distributor, Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; OppenheimerFunds, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Rational Advisors, Inc.; and Valmark Advisers, Inc.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.40%, respectively and 0.50% in total in 2018 and are not expected to exceed 0.50% and 0.40%, respectively, and 0.50% in total of the annual percentage of the average daily net assets (For instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2018, revenue sharing payments and 12b-1 fees did not collectively exceed approximately $15,369,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.


We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Global Atlantic Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.



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FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT. NONETHELESS, DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS AVAILABLE ON ALL B SHARE CONTRACTS. THE FIXED ACCOUNT IS ONLY AVAILABLE IN C SHARE CONTRACTS IF THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT IS ALSO ELECTED. IF YOU ELECT THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT WITH YOUR C SHARE CONTRACT AND YOUR RIDER TERMINATES, ADDITIONAL PREMIUM PAYMENT ALLOCATIONS TO AND TRANSFERS INTO THE FIXED ACCOUNT WILL NOT BE PERMITTED; HOWEVER, ANY FUNDS INVESTED IN THE FIXED ACCOUNT WILL BE ALLOWED TO REMAIN INVESTED UNTIL WITHDRAWN OR TRANSFERRED OUT. THE FIXED ACCOUNT IS ONLY AVAILABLE WITH THE MAXIMUM DAILY VALUE III AND RETURN OF PREMIUM III DEATH BENEFITS IF THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT IS ALSO ELECTED. IF YOU HAVE ELECTED AN OPTIONAL BENEFIT, PLEASE SEE THE RELEVANT INVESTMENT RESTRICTIONS IN APPENDIX D, WHICH MAY REQUIRE INVESTMENT IN THE FIXED ACCOUNT.

Please also see "General Account" earlier in this section for additional information regarding the Fixed Account.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. For the current Fixed Account interest rates, contact your Financial Intermediary. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State. You may call us for information on current interest rates.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may, at our discretion, restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account. We will also prohibit allocations to the Fixed Account from transfers out of the Fixed Account as described below even in the event of interest rate declines. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary to the Contract Value in the Fixed Account. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

If you have elected an Optional Benefit with Investment Restrictions that require allocation to the Fixed Account, you may not transfer any amount into or out of the Fixed Account.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

Except where investment in the Fixed Account is a required Optional Benefit Investment Restriction, if your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. We may not defer payments of Death Benefit proceeds from the Fixed Account.



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You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a broker-dealer. A Financial Intermediary will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Financial Intermediary will make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your broker-dealer. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Broker-dealers may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any Optional Benefits. We do not currently enforce the right to approve subsequent Premium Payments,


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except where a subsequent Premium Payment would result in your total Premium
Payments equaling or exceeding $1 million. We do not permit additional Premium Payments after the first Contract Year if you have elected the liquidity feature. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

The Owner(s), or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, In Good Order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional Benefits are subject to additional maximum issue age restrictions.

The ForeRetirement IV Variable Annuity is available in two share classes, which each have different fees and charges as described in this prospectus. We urge you to discuss with your Financial Intermediary which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a B share or a C share Contract, or in determining whether to purchase the liquidity feature, there are several important things to consider. Investing in a B share Contract may be more appropriate for someone who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the CDSC period and/or who seeks a lower cost Contract. Investing in a C share Contact may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount in any Contract Year and is willing to pay higher charges for the life of the Contract. Purchasing the liquidity feature may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount starting after Contract Year 4 and is willing to pay higher charges in Contract Years 1-4. In making these determinations, you should consider whether the impact of higher Separate Account Annual Expenses and Premium Based Charges, if applicable, as well as a restriction on making Premium Payments after Contract Year 1, if applicable, outweigh the benefits of a CDSC that reduces, or is eliminated, over time. It is also important to consider the appropriateness of the need for liquidity versus having a long term investment time horizon, given the general long term nature of an annuity contract and the duration a Contract must be held in order to take full advantage of any Optional Withdrawal Benefit. Finally, in determining whether to invest in a share class offered through a broker-dealer, you should compare fees for the available share classes. You should consult your Financial Intermediary to help determine which structure is best for you.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes, under the Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your Contract, simply return it within 10 days after you receive it if the Contract is not a replacement, or 30 days after you receive it if the Contract is a replacement, with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more or less time to cancel your Contract (please refer to section 7.b. State Variations). We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges deducted from the Premiums or imposed under the Contract during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations (please refer to section 7.b. State Variations).



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HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any Optional Benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from you under this Contract exceeds 150% of the initial Premium. The election of any Optional Benefits including the liquidity feature may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or Optional Benefits (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

If the request or other information accompanying the initial Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your broker-dealer has completed a suitability review. We will then consider if your investment is In Good Order. While the good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your broker-dealer asks us to reverse a transaction based on their review of your Financial Intermediary's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your Financial Intermediary.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an Optional Benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges including Fund Facilitation Fees, if applicable, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.



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WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes. Certain programs may not be available if you have elected certain Optional Benefits.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocations are active on the Contract, we will set up the new Program to move Funds to the future investment allocations. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed

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   Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

WHAT OTHER PROGRAM CONSIDERATIONS ARE THERE?

-  You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

     - any Fund closure to new allocations -- your enrollment in DCA will discontinue and you will need to provide us with new instructions.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- All Optional Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a Systematic Withdrawal Program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a


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confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer; however, you cannot transfer the same Contract Value more than once a Valuation Day.


EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS, INCLUDING REALLOCATIONS, EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, we will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS.
 You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



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We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of broker-dealers may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any broker-dealer that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, automatic rebalancing programs, Annuity Payouts, or Systematic Withdrawal Programs; (ii) as a result of the payment of a Death Benefit;
   (iii) as a result of any deduction of charges or fees under a Contract; or
   (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other Optional Benefits available under your Contract.


Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors of the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

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MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Financial Intermediary. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are Optional Benefits that if elected, assess an additional charge. Please see Sections 5 and 6 for more information. The ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss which share class is right for you with your Financial Intermediary based on the available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage

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fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value on your Contract Anniversary, or when you fully Surrender your Contract, is $50,000 or more. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B SHARE CONTRACTS)

We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

The Premium Based Charge is not assessed on Partial Withdrawals, upon annuitization, or upon the death of the Contract Owner.

Please see Premium Based Charge Examples 1-2 in Appendix A.

If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:


                    FUND NAME                                                                           RATE
                    -------------------------------------------------------------------------------------------
                    American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund            0.10%
                    -------------------------------------------------------------------------------------------
                    Calvert VP Investment Grade Bond Index Portfolio                                    0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Franklin Dividend and Income Managed Risk Portfolio                 0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio                   0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Growth Managed Risk Portfolio                                       0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic PIMCO Tactical Allocation Portfolio                                 0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Select Advisor Managed Risk Portfolio                               0.05%
                    -------------------------------------------------------------------------------------------
                    Invesco V.I. Government Money Market Fund                                           0.10%
                    -------------------------------------------------------------------------------------------
                    PIMCO CommodityRealReturn(R) Strategy Portfolio                                     0.15%
                    -------------------------------------------------------------------------------------------
                    PIMCO Real Return Portfolio                                                         0.15%
                    -------------------------------------------------------------------------------------------
                    PIMCO Total Return Portfolio                                                        0.15%
                    -------------------------------------------------------------------------------------------

22


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The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds may not be sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c. Surrenders, 4.d. Annuity Payouts, and 7.b. State Variations, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

  Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

LIQUIDITY FEATURE (B SHARE CONTRACTS)

You may purchase the liquidity feature for an additional fee at the time you purchase your Contract. If you elect the liquidity feature, your CDSC schedule will be shortened to a 4 year schedule and will be 0% beginning in Contract Year 5. You will pay the additional fee for the first 4 Contract Years. If you elect this feature, additional Premium Payments will only be accepted during Contract Year 1. Once you purchase this feature, it cannot be revoked. Please refer to CDSC Example 6 in Appendix A for further information about reduced CDSCs. Please also see "How do you purchase a contract" in Section 4.a. for things to consider before purchasing the liquidity feature.

Liquidity feature is referred to as Liquidity Rider in your Contract.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount (FWA) -- During a period when a CDSC may be applied, you may Surrender up to the greater of:

     -    5% of premium that would otherwise be subject to a CDSC, or

     -    earnings.

23


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   We compute the FWA as of the end of the Valuation Day when a Partial
   Withdrawal, full Surrender or commutation request is received by us In Good Order. The full FWA is available each Contract Year; but any amount not taken in one year will not carry over the next.

   You may not carry over unused portions of your FWA from one year to another.

   If you elected the liquidity feature there is an additional charge in Contract Years 1-4. You will still have a CDSC applied in Contract Years 1-4. In Contract Years 5 and beyond, there will be no CDSC.

   If you elect the liquidity feature you may not submit additional Premium Payments after the first Contract Year.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states (please refer to section 7.b. State Variations).

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.

- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs, related to this Contract (excluding inherited IRAs). All requests for RMDs must be in writing.

- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period. Please refer to "Can you cancel your Contract after you purchase it?" under section 4.a. Purchasing a Contract for more information regarding the Right to Cancel period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

24


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C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of Optional Benefit charges, if applicable, a prorated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee, if applicable. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if Optional Benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain Optional Benefits. Currently the Minimum Contract Value for Class B and C shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (please refer to section 7.b. State Variations). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Optional Withdrawal Benefits for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect this rider.

Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.

Please consult with your Financial Intermediary to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the Commuted Value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?

Requests for full Surrenders terminating your Contract and Partial Withdrawals must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund

25


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if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if Optional Benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.

Internet Requests -- We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

Internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via the internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.


D. ANNUITY PAYOUTS

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your Financial Intermediary to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of Optional Benefits and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the Optional Benefits for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 95th birthday (or if the Owner is a non-natural person, the Annuitant's 95th birthday) or 10 years from the Contract Issue Date (please refer to section 7.b. State Variations);

26


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-  The Annuity Commencement Date stated in an extension request (subject to your broker-dealer's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your broker-dealer may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your Financial Intermediary whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Guaranteed Payment Period, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.



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AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (please refer to section 7.b. State Variations).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period for all Annuity Payout Options. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.


5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.

Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders. Taking Excess Withdrawals may significantly negatively affect your Death Benefit. Please consult with your Financial Intermediary before making Excess Withdrawals to be sure that you fully understand the ways such a decision will affect your Contract.


B. RETURN OF PREMIUM III

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violations of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.



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WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased up to the maximum described in the Fee Table or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Return of Premium III Example Footnote 2 in Appendix A for an illustration of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.e and 5.f) by the Beneficiary.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another Optional Benefit, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

Please refer to the Return of Premium III Example Footnotes 3 and 4 in Appendix A for illustrations on the effects of Partial Withdrawals.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable


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on the deceased Spouse's death and the surviving Spouse who continues the
Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout is elected and the Death Benefit terminates without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



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INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT
PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

-  Any Withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. LEGACY LOCK IV

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals taken prior to reaching the Minimum Amount Rule (the greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable) that do not exceed the Allowable Withdrawal will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.



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-  Partial Withdrawals that exceed the Allowable Withdrawal will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule. THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can only elect this rider at the time you purchase your contract if you also elect the Daily +5 or Daily 7 Withdrawal Benefit and provided you have not elected another optional Death Benefit. You may also elect to add this rider after you have purchased your Contract, provided you have not previously elected any other optional Death Benefit or any Withdrawal Benefit and you elect it concurrently with the Daily +5 or Daily 7 Withdrawal Benefit. Once you elect this rider you may not elect any other optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, is 70.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect any other optional Death Benefit if you have elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value.

The rider fee may be increased up to the maximum described in the Fee Table or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. Up to the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 90th birthday, the Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals), (b) Base Return of Premium or (c) Contract Value.

On and after the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90, the Death Benefit is equal to the greater of Base Return of Premium or Contract Value. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Legacy Lock IV Example Footnotes 2 and 7 in Appendix A for illustrations of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.



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ADDITIONALLY, IF YOUR DAILY+5 OR DAILY 7 WITHDRAWAL BENEFIT RIDER IS TERMINATED
FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" at the end of this section for other conditions which may result in termination of the rider

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether or not they exceed the Allowable Withdrawal.

- The following are considered Allowable Withdrawals: All Partial Withdrawals which, on a cumulative basis with all other Partial Withdrawals in a given Contract Year, are equal to or less than the greater of:

    (a) Your Lifetime Annual Payment; or

    (b) Your Required Minimum Distribution for either one of the calendar years in which the Contract Year occurs.

- PARTIAL WITHDRAWALS THAT DO NOT EXCEED THE ALLOWABLE WITHDRAWAL will not reduce your Enhanced Return of Premium prior to reaching Minimum Amount Rule, but will reduce your Base Return of Premium on a proportionate basis and Contract Value on a dollar for dollar basis.

- PARTIAL WITHDRAWALS THAT EXCEED THE ALLOWABLE WITHDRAWAL WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Legacy Lock IV Example Footnotes 3, 5 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock IV is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK IV

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up. The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment under any Optional Withdrawal Benefit rider). THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF:
(A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM. You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual right to terminate the rider.

Please refer to the Legacy Lock IV Example Footnote 4 in Appendix A for an illustration of the Enhanced Return of Premium.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.



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Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates without value. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock IV.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect the Daily +5 Withdrawal Benefit and abide by the Daily +5 Withdrawal Benefit Investment Restrictions or you must concurrently elect Daily 7 Withdrawal Benefit and abide by the Daily 7 Withdrawal Benefit Investment Restrictions in order to elect and maintain this rider (please refer to "Are there restrictions on how you must invest?" in section 6.a. "Daily +5 -- Daily Step Up Withdrawal Benefit" and section 6.b. "Daily 7 -- Daily Step Up Withdrawal Benefit"). These Investment Restrictions require an allocation to the Fixed Account for all share classes, including C share, which otherwise cannot invest in the Fixed Account.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result


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in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- YOU CAN ONLY ELECT THIS RIDER IF YOU ELECT THE DAILY +5 -- DAILY STEP UP WITHDRAWAL BENEFIT OR DAILY 7 -- DAILY STEP UP WITHDRAWAL BENEFIT. YOU WILL BE REQUIRED TO INVEST ACCORDING TO THE DAILY+5 OR DAILY 7 WITHDRAWAL BENEFIT INVESTMENT RESTRICTIONS, AS APPLICABLE.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, violation of Investment Restrictions, if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days, and/or if the Daily +5 or Daily 7 Withdrawal Benefit rider is terminated. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Partial Withdrawal that exceeds the Allowable Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock IV is referred to as Enhanced Return of Premium Death Benefit Rider IV in your Contract.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. MAXIMUM DAILY VALUE III

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

35


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Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider charge may increase up to the maximum described in the Fee Table or decrease on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =   Maximum Daily Value.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Maximum Daily Value III Example Footnotes 2 and 3 in Appendix A for illustrations of the Maximum Daily Value.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Maximum Daily Value III Example Footnote 4 in Appendix A for an illustration on the effects of Partial Withdrawals.

36


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If you elect another Optional Benefit, Partial Withdrawals (including Lifetime
Annual Payments) may affect those other riders differently than they affect this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit (please refer to section 7.b. State Variations). A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. IF YOU DO MAKE A REALLOCATION TO APPROVED SUB-ACCOUNTS DURING THIS FIVE BUSINESS DAY PERIOD, ALL RIGHTS AND BENEFITS WILL BE REINSTATED AT THE SAME VALUES IN EFFECT IMMEDIATELY PRIOR TO THE TERMINATION. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE AN OWNERSHIP CHANGE.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissable ownership changes.

The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated

37


--------------------------------------------------------------------------
with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

-  Any withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

38


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The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


F. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                  AND . . .                      AND . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is a surviving joint       The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner and the Beneficiary        deceased
                                (including the contingent
                                Beneficiary) predeceases the
                                Owner

------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner is living



------------------------------------------------------------------------------------------------------------------------------------


IF THE DECEASED IS THE . . .              THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           Joint Owner receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Beneficiary receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Owner's estate receives the Death
                                Benefit.




------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner becomes the Annuitant
                                and the Contract continues. The
                                Owner may name a new Annuitant.

------------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

OBJECTIVE

The objective of these Optional Withdrawal Benefits is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

39


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You have two options to elect from when purchasing an Optional Withdrawal
Benefit: Daily +5 and Daily 7. These options differ as described in the chart and discussion below. The election must be made at the time you purchase the rider and is irrevocable. Before making this election, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

                                                   DAILY +5                                             DAILY 7
------------------------------------------------------------------------------------------------------------------------------------
                              Provides a Lifetime Annual Payment based on         Provides a Lifetime Annual Payment based on
                              both a 5% Deferral Bonus AND a market               the greater of a 7% Deferral Bonus OR
                              based Step Up.                                      market-based Step Up, if greater.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS                5% during the Deferral Bonus Period.                7% during the Deferral Bonus Period.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS PERIOD         15 Years                                            15 Years

------------------------------------------------------------------------------------------------------------------------------------
LIFETIME ANNUAL PAYMENTS      Prior to your first withdrawal, the Lifetime        Prior to your first withdrawal, the Lifetime
                              Annual Payment is set on each Valuation Day         Annual Payment is set on each Valuation Day
                              equal to the Lifetime Withdrawal Percentage         equal to the Lifetime Withdrawal Percentage
                              multiplied by your then current Withdrawal          multiplied by your then current Withdrawal
                              Base.                                               Base.

------------------------------------------------------------------------------------------------------------------------------------
ANNIVERSARY WITHDRAWAL BASE   Not Applicable.                                     Your Anniversary Withdrawal Base is used to
                                                                                  calculate if your Withdrawal Base will reset.
                                                                                  The Anniversary Withdrawal Base will be
                                                                                  reset on each Contract Anniversary and will
                                                                                  equal the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
HIGH WATER MARK               The High Water Mark is used to determine if         Not Applicable.
                              your Withdrawal Base will be reset. The High
                              Water Mark reset is equal to the greater of
                              your prior High Water Mark, adjusted for
                              Premium Payments or Partial Withdrawals or
                              your Contract Value prior to the deduction
                              of any applicable rider charge.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS BASE           The Deferral Bonus Base will not reset on           The Deferral Bonus Base may reset on each
                              the Contract Anniversary. The Deferral              Contract Anniversary during the Deferral
                              Bonus Base will only be increased by                Bonus Period. The Deferral Bonus Base will
                              subsequent Premium Payments.                        be increased by subsequent Premium
                                                                                  Payments and may be reset annually to equal
                                                                                  the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS           Partial Withdrawals reduce your Withdrawal          Partial Withdrawals reduce your Withdrawal
                              Base and High Water Mark in different ways          Base and Anniversary Withdrawal Base in
                              depending on whether they are Excess                different ways depending on whether they
                              Withdrawals or not.                                 are Excess Withdrawals or not.
                              -  Partial Withdrawals that are not Excess          -  Partial Withdrawals that are not Excess
                                 Withdrawals will not reduce the                     Withdrawals will not reduce the
                                 Withdrawal Base or High Water Mark.                 Withdrawal Base or Anniversary
                              -  Excess Withdrawals will reduce the                  Withdrawal Base.
                                 Withdrawal Base and High Water Mark on           -  Excess Withdrawals will reduce the
                                 a proportionate basis.                              Withdrawal Base and Anniversary
                                                                                     Withdrawal Base on a proportionate basis.

------------------------------------------------------------------------------------------------------------------------------------
STEP UP                       A Step Up is a potential increase to your           A Step Up is a potential increase to your
                              Withdrawal Base, based on market                    Withdrawal Base, based on market
                              performance. You will receive both the Step         performance. You will receive the greater of
                              Up and the Deferral Bonus.                          a Step Up or the Deferral Bonus.

------------------------------------------------------------------------------------------------------------------------------------
SUBSEQUENT PREMIUM PAYMENTS   Subsequent Premium Payments increase your           Subsequent Premium Payments increase your
                              Withdrawal Base, High Water Mark, and               Withdrawal Base, Anniversary Withdrawal
                              Deferral Bonus Base.                                Base, and Deferral Bonus Base.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS       Yes, including allocation to approved Sub-          Yes, including allocation to approved Sub-
                              Accounts and the FIXED ACCOUNT.                     Accounts and the FIXED ACCOUNT.

------------------------------------------------------------------------------------------------------------------------------------

40


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A. DAILY +5 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily +5 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily +5, you should carefully consider and discuss with your Financial Intermediary which option is right for you. Lifetime Annual Payments are subject to conditions described throughout this section. Please review these conditions carefully.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily +5 provides a 5% annual Deferral Bonus AND market based Step Ups. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, HIGH WATER MARK AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 50.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock IV concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock IV rider at a future date. You may only elect Legacy Lock IV at the time you elect this rider. Buying this rider also precludes you from electing any other Optional Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee change at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily +5 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.



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If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND HIGH WATER MARK

Under Daily +5, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily +5 you receive a 5% Deferral Bonus every year during the Deferral Bonus Period IN ADDITION TO any Step Up. A Step Up is the potential increase to your Withdrawal Base, based on market performance. In order to calculate your Step Up, we use your High Water Mark. Your High Water Mark is generally your highest Contract Value as described below.

We automatically reset your Contract's High Water Mark each day to equal the greater of (i) your prior High Water Mark adjusted to include any additional Premium Payments or Partial Withdrawals or (ii) the Contract Value prior to the deduction of any applicable rider charge.

Your initial Withdrawal Base and High Water Mark are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and High Water Mark may fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and High Water Mark will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the sum of (A), (B) and (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = The Contract Value High Water Mark as of the current Valuation Day less the Contract Value High Water Mark as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

C = The Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 2, 3 and 5 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, High Water Mark and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or High Water Mark.

- Excess Withdrawals will reduce the Withdrawal Base and High Water Mark on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 4 and 6 in Appendix A for illustrations of withdrawals.



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DEFERRAL BONUS BASE

The Deferral Bonus for Daily +5 is 5%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). The Deferral Bonus Base will not reset on the Contract Anniversary.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 55) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 55, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Lifetime Withdrawal Percentages are as follows:

                                                                        LIFETIME
                                                                  WITHDRAWAL PERCENTAGE
                                                                 -----------------------
                                                    ATTAINED     SINGLE    JOINT/SPOUSAL
                                                       AGE       OPTION       OPTION
                                                 -------------   -------   -------------
                                                     55 - 59      3.5%         3.0%
                                                     60 - 64      4.0%         3.5%
                                                     65 - 74      5.0%         4.5%
                                                     75 - 84      5.5%         5.0%
                                                       85+        6.0%         5.5%

Withdrawals taken prior to age 59 1/2 may be subject to a 10% penalty tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the 10% penalty, a system of substantially equal periodic payments must last until the later of 5 years from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax adviser.



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-  Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual right to terminate the rider;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.



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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The High Water Mark will be equal to the greater of Contract Value or the High Water Mark on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account, including C share, which otherwise cannot invest in the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

You are required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.



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Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE A COVERED LIFE CHANGE. YOUR LIFETIME WITHDRAWAL PERCENTAGE WILL BE RESET TO EQUAL THE LIFETIME WITHDRAWAL PERCENTAGE PRIOR TO TERMINATION UNLESS DURING THE REINSTATEMENT PERIOD THE RELEVANT COVERED LIFE QUALIFIES FOR A NEW AGE BAND.

IF APPLICABLE, YOUR WITHDRAWAL BASE, DEFERRAL BONUS BASE, AND HIGH WATER MARK WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE, DEFERRAL BONUS, OR HIGH WATER MARK BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the Sub-Account(s) and the Fixed Account could mitigate losses but also hamper potential gains. The approved Sub-Account(s) and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 50.



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-  IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE
   STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 55, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, violation of the Investment Restrictions and/or if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily +5 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.



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B. DAILY 7 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily 7 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily 7, you should carefully consider and discuss with your Financial Intermediary which option is right for you. Lifetime Annual Payments are subject to conditions described throughout this section. Please review these conditions carefully.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily 7 provides a 7% annual Deferral Bonus OR market based Step Ups, if greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider for new sales at any time without notice. Such a withdrawal will not affect you if you have already elected to purchase the rider. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 60.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock IV concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock IV rider at a future date. You may only elect Legacy Lock IV at the time you elect this rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee change at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily 7 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.



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If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Under Daily 7, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily 7 you receive a 7% Deferral Bonus or a Step Up, whichever is greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the greater of (A), (B) or (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B =   Your Contract Value, prior to the deduction of any applicable Rider
      Charge.

C = Your Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals, plus the Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur).

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 2, 3 and 6 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- Excess Withdrawals will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 5 and 7 in Appendix A for illustrations of different types of withdrawals.



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DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily 7 is 7%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded. Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary during the Deferral Bonus Period.

If, on your Contract Anniversary, you have a Step Up that is greater than your Deferral Bonus, we will reset your Deferral Bonus Base to equal your Withdrawal Base. If, on your Contract Anniversary, a Step Up does not occur or is less than your Deferral Bonus, your Deferral Bonus Base is not reset.

Please refer to the Daily 7 Withdrawal Benefit Example Footnote 4 in Appendix A for an illustration of a Deferral Bonus Base being reset.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, THE ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 60) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 60, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Lifetime Withdrawal Percentages are as follows:

                                                                        LIFETIME
                                                                  WITHDRAWAL PERCENTAGE
                                                                 -----------------------
                                                    ATTAINED     SINGLE    JOINT/SPOUSAL
                                                       AGE       OPTION       OPTION
                                                 -------------   -------   -------------
                                                     60 - 64      4.0%         3.5%
                                                     65 - 74      5.0%         4.5%
                                                     75 - 84      5.5%         5.0%
                                                       85+        6.0%         5.5%


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-  Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual right to terminate the rider;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

No. This rider terminates upon the death of the Owner however, the Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract.

Once the surviving Spouse is the new Contract Owner, the Spouse may re-elect this rider, subject to the election rules that are then in place.



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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within Sub-Account(s) and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account, including C share, which otherwise cannot invest in the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments, except in a case where the underlying Sub-Account is liquidated by its Board of Directors or substituted in accordance with an order from the Securities and Exchange Commission. We will give you advance notice of these changes.

You are required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.



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Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

IF THE RIDER IS TERMINATED BY US DUE TO A FAILURE TO COMPLY WITH THESE INVESTMENT RESTRICTIONS, YOU WILL HAVE ONE OPPORTUNITY TO REINSTATE THE RIDER BY REALLOCATING YOUR CONTRACT VALUE IN ACCORDANCE WITH THEN PREVAILING INVESTMENT RESTRICTIONS. YOU WILL HAVE A FIVE BUSINESS DAY REINSTATEMENT PERIOD TO DO THIS. THE REINSTATEMENT PERIOD WILL BEGIN UPON TERMINATION OF THE RIDER. YOUR RIGHT TO REINSTATE THE RIDER WILL BE TERMINATED IF DURING THE REINSTATEMENT PERIOD YOU MAKE A SUBSEQUENT PREMIUM PAYMENT, TAKE A PARTIAL WITHDRAWAL, OR MAKE A COVERED LIFE CHANGE. YOUR LIFETIME WITHDRAWAL PERCENTAGE WILL BE RESET TO EQUAL THE LIFETIME WITHDRAWAL PERCENTAGE PRIOR TO TERMINATION UNLESS DURING THE REINSTATEMENT PERIOD THE RELEVANT COVERED LIFE QUALIFIES FOR A NEW AGE BAND.

IF APPLICABLE, YOUR WITHDRAWAL BASE, DEFERRAL BONUS BASE, AND ANNIVERSARY WITHDRAWAL BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE, DEFERRAL BONUS BASE, OR ANNIVERSARY WITHDRAWAL BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved Sub-Account(s) and the Fixed Account could mitigate losses but also hamper potential gains. The approved Sub-Account(s) and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an Optional Benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance or to help protect our ability to provide guarantees under these riders in the future, for example, if there significant changes to mortality assumptions. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract. We will provide 30 days' written notice in the event we begin limiting subsequent Premium Payments.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 60.



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-  IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE
   STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 60, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, violation of the Investment Restrictions and/or if your Contract Value on any Contract Anniversary is reduced below the Minimum Amount Rule and you failed to transfer your remaining Contract Value to approved Sub-Accounts within ten business days. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We may share non-personally identifiable Contract Owner information, such as ages and rider elections, with our affiliates and designees to assist us in managing our risks under the Contracts.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax adviser or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily 7 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.



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7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ALLOWABLE WITHDRAWALS: The annual amount available per Contract Year as a Partial Withdrawal under the Legacy Lock IV rider that will not reduce the Enhanced Return of Premium component of that rider.

ANNIVERSARY WITHDRAWAL BASE: The value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur, if you have elected the Daily 7 Withdrawal Benefit.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. Please note: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an Optional Benefit elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under the Optional Withdrawal Benefit guaranteed lifetime withdrawal benefit riders.

DEATH BENEFIT: Except as otherwise provided, the amount payable if any Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.



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DEFERRAL BONUS:  A percentage of the Deferral Bonus Base that:

   a) For the Daily 7 Withdrawal Benefit, We may add to your Anniversary Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

   b) For the Daily +5 Withdrawal Benefit, We will add to your Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

DEFERRAL BONUS PERIOD: The period during which a Deferral Bonus may be added to either your Anniversary Withdrawal Base for the Daily 7 Withdrawal Benefit or your Withdrawal Base for the Daily +5 Withdrawal Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock IV Death Benefit that provides a Death Benefit amount that will not be reduced by Allowable Withdrawals.

EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If an Optional Withdrawal Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements, related to this Contract for either one of the calendar years in which the Contract Year occurs, imposed by federal law will not be considered an Excess Withdrawal.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account. If you elect certain Optional Benefits, you may be required to allocate a portion of your Premium Payments to the Fixed Account.

FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

HIGH WATER MARK: The value on any Valuation Day used to determine if a reset to the Withdrawal Base will occur if you have elected Daily +5 Withdrawal Benefit.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

INVESTMENT RESTRICTIONS: The approved Sub-Account(s) and the Fixed Account we may require you to invest in if you elect an Optional Benefit. Please refer to "Are there restrictions on how you must invest?" under each Optional Benefit in Sections 5 and 6.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. Prior to annuitization you may name a Joint Annuitant provided your contract is non-qualified and the owner is a natural owner. You may also change the Joint Annuitant any time prior to annuitization. At annuitization you may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed once the contract has been annuitized.

LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under an Optional Withdrawal Benefit.

LIFETIME WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.

MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.



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MINIMUM CONTRACT VALUE:  The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract (between $2,500 and $10,000).

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 55 when the Daily +5 Withdrawal Benefit is elected or 60 when the Daily 7 Withdrawal Benefit is elected.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL BENEFIT: Return of Premium III, Legacy Lock IV, Maximum Daily Value III, Daily +5 -- Daily Step Up Withdrawal Benefit, and Daily 7 -- Daily Step Up Withdrawal Benefit.

OPTIONAL WITHDRAWAL BENEFIT: Daily +5 -- Daily Step Up Withdrawal Benefit and Daily 7 -- Daily Step Up Withdrawal Benefit.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of your Contract Value. May be subject to charges, if applicable.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE:  A person related to a Owner by marriage pursuant to the Code.

STEP UP: A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under an Optional Withdrawal Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under an Optional Withdrawal Benefit.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.



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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

DELAWARE, DISTRICT OF COLUMBIA, MONTANA, NORTH DAKOTA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CALIFORNIA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the Premium and any policy fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person.

- A change in Contract Owner will not terminate an Optional Death Benefit rider.

- The contract maturity date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract.

- The CDSC, known as Surrender Charge in California, will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CONNECTICUT

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract. If you request cancellation before you receive the Contract, any Premium paid will be refunded in full. In such case, we will notify you of your right to receive the Surrender Value in lieu of the Premium in the event that the Surrender Value would provide an amount greater than the Premium. If you choose to Surrender rather than exercise your right to free-look your Contract, any earnings may be subject to taxation, and, if you are under age 59 1/2, a penalty tax may apply. You should consult with a qualified tax advisor to discuss your options.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

FLORIDA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.



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-  If you were age 65 or older on the Contract Issue Date, the CDSC will be capped at 10% or the amount withdrawn. However, the cap does not apply to persons whose net worth or joint net worth with his or her spouse at the time of purchase exceeds $1 million; or the person had an individual income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years, and has a reasonable expectation of reaching the same income level in the current year.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

SOUTH DAKOTA

- Right to Examine and Return this Contract provision of your Contract -- If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.


C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.


D. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Global Atlantic Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Global Atlantic Distributors, LLC is One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103. Global Atlantic Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers for the sale of the Contracts. We pay compensation to Global Atlantic Distributors, LLC for sales of the Contracts by broker-dealers. Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2018. Contracts will be sold by individuals (Financial Intermediaries) who have been appointed by us as insurance agents and who are investment professionals.


We list below types of arrangements that help to incentivize sales representatives to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could create an incentive for the selling firm or its sales representative to recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendations relating to this Contract.

Broker-dealers receive commissions from us for selling you this Contract (described below under Commissions). Certain selected broker-dealers also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to broker-dealers may be passed on to Financial Intermediaries according to a broker-dealer's internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process, who provide sales support and training to sales representatives. Wholesalers typically receive commissions based on the type of Contract or Optional Benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-  COMMISSIONS

Up front commissions paid to broker-dealers generally range from 0% to up to 7.5% of each Premium Payment you make. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.



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Commission arrangements vary from one broker-dealer to another. We are not involved in determining your Financial Intermediary's compensation. Under certain circumstances, your Financial Intermediary may be required to return all or a portion of the commissions paid.

Check with your Financial Intermediary to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Financial Intermediary (or the broker-dealer with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Intermediary (or the broker-dealer with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Financial Intermediary's (or their broker-dealer's) compensation, may vary by product and over time. Contact an appropriate person at your broker-dealer with whom you can discuss these differences and inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm.

-  ADDITIONAL PAYMENTS

Subject to FINRA and broker-dealer rules, we or our affiliates also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your Financial Intermediary, and the broker-dealer with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Financial Intermediaries and/or broker-dealers such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.

------------------------------------------------------------------------------------------------------------------------------------
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

------------------------------------------------------------------------------------------------------------------------------------
Marketing                Joint marketing campaigns and/or broker-dealer event advertising/participation; sponsorship of broker-
                         dealer sales contests and/or promotions in which participants (including Financial Intermediaries)
                         receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

------------------------------------------------------------------------------------------------------------------------------------
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

------------------------------------------------------------------------------------------------------------------------------------
Support                  Sales support through such things as providing hardware and software, operational and systems inte-
                         gration, links to our website from a broker-dealer's websites; shareholder services (including sub-
                         accounting sponsorship of broker-dealer due diligence meetings; and/or expense allowances and reimbursements).

------------------------------------------------------------------------------------------------------------------------------------
Training                 Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

------------------------------------------------------------------------------------------------------------------------------------
Visibility               Inclusion of our products on a broker-dealer's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in broker-dealer publications highlighting our products and services.

------------------------------------------------------------------------------------------------------------------------------------
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.

------------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2018, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: BBVA Compass Investment Solutions, Inc.; Cambridge Investment Research, Inc.; Capital Investment Group; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Corecap Investments, Inc.; First Allied Holdings, Inc.; FSC Securities Corporation; Geneos Wealth Management, Inc.; Girard Securities, Inc.; Infinex Financial Group; Investacorp, Inc.; Investment Professionals, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; Janney Montgomery Scott LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney, LLC; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America, Inc.; Signator Investors, Inc.; Summit Brokerage Services, Inc.; TFS Securities, Inc.; The Huntington Investment Company; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; U. S. Bancorp Investments, Inc.; VSR Financial Services, Inc.; and Woodbury Financial Services, Inc.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


For the fiscal year ended December 31, 2018, Additional Payments did not in the aggregate exceed approximately $4,855,600 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.08% of average total individual variable annuity assets. Broker-dealers that received Additional Payments in 2018, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.




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No specific charge is assessed directly to Owners to cover commissions,
Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue sharing arrangements.


E. DELAY OF PAYMENT AND TRANSFERS

If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Government Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax adviser, and should notify the Company if you find any discrepancies in case corrections have to be made.



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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL
TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity
Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including Surrenders) will be entirely includable in gross income.



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    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full Surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full Surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



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        D.   10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
             PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



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    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of Section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash Surrender Value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



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E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


INFORMATION REGARDING IRAS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences. Additional information can also be obtained from your local IRS office, from IRS Publication 590-A and 590-B (hereinafter referred to as Publication 590) or online at www.irs.gov.


1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually


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distributed. In addition, any amount received before the Owner reaches age 59
1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.  SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5. TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



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For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

   (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



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   (b)  over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an Optional Benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Company
--------------------------------------------------------------------------------

     Safekeeping of Assets
--------------------------------------------------------------------------------

     Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

     Experts
--------------------------------------------------------------------------------

     Non-Participating
--------------------------------------------------------------------------------

     Misstatement of Age or Sex
--------------------------------------------------------------------------------

     Principal Underwriter
--------------------------------------------------------------------------------

     Additional Payments to Broker-dealers
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

     Total Return for all Sub-Accounts
--------------------------------------------------------------------------------

     Yield for Sub-Accounts
--------------------------------------------------------------------------------

     Money Market Sub-Accounts
--------------------------------------------------------------------------------

     Additional Materials
--------------------------------------------------------------------------------

     Performance Comparisons
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
-----------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-8
-----------------------------------------------------------------------------------------------------------------------------
RETURN OF PREMIUM III EXAMPLE                                                                                         APP A-8
-----------------------------------------------------------------------------------------------------------------------------
LEGACY LOCK IV EXAMPLE                                                                                                APP A-9
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DAILY VALUE III EXAMPLE                                                                                      APP A-10
-----------------------------------------------------------------------------------------------------------------------------
DAILY +5 WITHDRAWAL BENEFIT EXAMPLE                                                                                  APP A-10
-----------------------------------------------------------------------------------------------------------------------------
DAILY 7 WITHDRAWAL BENEFIT EXAMPLE                                                                                   APP A-11
-----------------------------------------------------------------------------------------------------------------------------

APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


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      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

APP A-4


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STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


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STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


--------------------------------------------------------------------------
STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


--------------------------------------------------------------------------
EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

EXAMPLE 6: ILLUSTRATES A FULL SURRENDER CALCULATION WITH THE PREMIUM OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME THE OPTIONAL LIQUIDITY FEATURE WAS SELECTED. ASSUME A SINGLE PREMIUM WAS MADE FOR $100,000 INVESTED IN THE SUB-ACCOUNTS. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 5.

STEP 1: Your initial Premium of $100,000 is available without a CDSC since the liquidity feature was chosen.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums is $100,000

      -  Remaining Gross Premium subject to CDSC is $0

      -  Contract Value just prior to the full Surrender is $150,000

      -  Earnings are $50,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $50,000

           - Your FWA is the greatest of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

APP A-8


--------------------------------------------------------------------------
STEP 2: As the amount withdrawn is equal to the FWA ($150,000), there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

PREMIUM BASED CHARGE EXAMPLES (CLASS B SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.

      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium upon each Quarterly Contract Anniversary. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.

      Upon the Partial Withdrawal in Contract Year 2, the Premium Based Charge is not deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75 / 90)]. We would also assess a CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500 [($120,000 - $20,000)/($120,000 -
      $20,000) x $100,000 x 0.045%] as the $20,000 in earnings is the Free
      Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM III EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Return of Premium III rider was elected. Hypothetical values for withdrawals, Contract Value and Premium Payments adjusted for Partial Withdrawals are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               PREMIUM
                                                                                              PAYMENTS
                                                                                              ADJUSTED
                                                                            CONTRACT         FOR PARTIAL            DEATH
                              DATE                      WITHDRAWALS         VALUE (1)        WITHDRAWALS           BENEFIT
                -------------------------------------------------------------------------------------------------------------
                            1/1/2014                            0            100,000           100,000             100,000
                -------------------------------------------------------------------------------------------------------------
                            6/2/2014                            0            104,580           100,000             104,580(2)
                -------------------------------------------------------------------------------------------------------------
                           12/31/2014                         500            106,297            99,532(3)          106,297
                -------------------------------------------------------------------------------------------------------------
                            1/1/2015                            0            109,486            99,532             109,486
                -------------------------------------------------------------------------------------------------------------
                            6/2/2015                       10,000             81,202            88,618(4)           88,618
                -------------------------------------------------------------------------------------------------------------
                           12/31/2015                           0             78,766            88,618              88,618
                -------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Death Benefit: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value and Premium Payments adjusted for Partial Withdrawals.

                (3) Partial Withdrawals: Assume you take a Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

                (4) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Premium Payments adjusted for Partial Withdrawals ($99,532), the amount of reduction is greater than $10,000.

APP A-9


--------------------------------------------------------------------------
LEGACY LOCK IV EXAMPLE

Assume a contract was issued on 1/1/2014 to a 65 year old with an initial premium of $100,000 and the Legacy Lock IV rider was elected. Hypothetical values for withdrawals, Allowable Withdrawal, Contract Value, Base Return of Premium and Enhanced Return of Premium are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               ENHANCED
                                                      ALLOWABLE    CONTRACT     BASE RETURN    RETURN OF       DEATH
                        DATE          WITHDRAWALS    WITHDRAWAL    VALUE (1)    OF PREMIUM      PREMIUM       BENEFIT
                --------------------------------------------------------------------------------------------------------
                      1/1/2014               0         5,000        100,000       100,000        100,000      100,000
                --------------------------------------------------------------------------------------------------------
                      6/2/2014               0         5,229        104,580       100,000        100,000      104,580(2)
                --------------------------------------------------------------------------------------------------------
                     12/31/2014            500         5,315        106,297        99,532(3)     106,797(4)   106,797
                --------------------------------------------------------------------------------------------------------
                      1/1/2015               0         5,474        109,486        99,532        106,797      109,486
                --------------------------------------------------------------------------------------------------------
                      6/2/2015          10,000         5,185         81,202        88,618(5)     101,159(6)   101,159
                --------------------------------------------------------------------------------------------------------
                     12/31/2015              0         5,185         78,766        88,618        101,159      101,159
                --------------------------------------------------------------------------------------------------------
                      1/1/2044               0         5,185         78,766        88,618              0(7)    88,618(7)
                --------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Death Benefit: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value, Base Return of Premium and Enhanced Return of Premium.

                (3) Partial Withdrawals: Assume you take your first Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, the Base Return of Premium is adjusted by a factor of 0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

                (4) Enhanced Return of Premium Step-Up: Since the Partial Withdrawal on 12/31/2014 is the first withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the withdrawal. The Enhanced Return of Premium is not adjusted down since the Partial Withdrawal does not exceed the Allowable Withdrawal.

                (5) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Base Return of Premium is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Base Return of Premium ($99,532), the amount of reduction is greater than $10,000.

                (6) Partial Withdrawals: Since the Partial Withdrawal on 6/2/2015 exceeds the Allowable Withdrawal amount, this is considered an Excess Withdrawal. As a result, the Enhanced Return of Premium is adjusted by a proportional factor of
                     0.9472. This factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Allowable Withdrawal) = (81,202)/(91,202 - 5,474).

                (7) Enhanced Return of Premium Termination at Age 90: The Enhanced Return of Premium component reduces to zero on the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90. This has the effect of providing a Death Benefit that is reduced by all prior Partial Withdrawals, including Allowable Withdrawals, if applicable.

APP A-10


--------------------------------------------------------------------------
MAXIMUM DAILY VALUE III EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Maximum Daily Value III rider was elected. Hypothetical values for withdrawals, Contract Value and Maximum Daily Value are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                          CONTRACT           MAXIMUM             DEATH
                             DATE                      WITHDRAWALS        VALUE (1)        DAILY VALUE          BENEFIT
                -------------------------------------------------------------------------------------------------------
                           1/1/2014                           0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           5/30/2014                          0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           6/2/2014                           0            104,580           104,580(2)         104,580
                -------------------------------------------------------------------------------------------------------
                          12/30/2014                          0            104,580           104,580            104,580
                -------------------------------------------------------------------------------------------------------
                          12/31/2014                        500            106,297           106,297(3)         106,297
                -------------------------------------------------------------------------------------------------------
                           1/1/2015                           0            109,486           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/1/2015                           0             93,063           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/2/2015                      10,000             81,202            97,481(4)          97,481
                -------------------------------------------------------------------------------------------------------
                          12/31/2015                          0             78,766            97,481             97,481
                -------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Maximum Daily Value: The Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (3) Maximum Daily Value: Assume you take a Partial Withdrawal of $500 on 12/31/2014. Despite the withdrawal, the Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (4) Partial Withdrawals: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, the Maximum Daily Value is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Maximum Daily Value ($109,486), the amount of reduction is greater than $10,000.

DAILY +5 WITHDRAWAL BENEFIT EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily +5 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                      CONTRACT     DEFERRAL      LIFETIME
                                                       CONTRACT     WITHDRAWAL       VALUE HIGH      BONUS        ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)       BASE          WATER MARK      BASE         PAYMENT
                -----------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000       100,000       5,000
                -----------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      101,200       100,000       5,060(2)
                -----------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         101,200       100,000       5,060
                -----------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      102,541       100,000       5,127(2)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,541(3)      102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,541         102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        120,921         115,921       100,000       6,046
                -----------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        125,921(3)      115,921       100,000       6,296
                -----------------------------------------------------------------------------------------------------------
                       1/4/2016              500(4)     114,262        125,921         115,921             0(4)    6,296
                -----------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        127,690(5)      117,690             0       6,296(5)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        127,690         117,690             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        128,843         118,843             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(6)     108,843        124,701(6)      115,022(6)          0       6,235(6)
                -----------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

APP A-11


--------------------------------------------------------------------------
                (2) Step Ups with Lifetime Annual Payment increases: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) Deferral Bonus: On each of the first and second Contract Anniversaries, a Deferral Bonus of $5,000 (5% of Deferral Bonus Base) is credited to the Withdrawal Base.

                (4) Non-Excess Withdrawals: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (5) Step Ups without Lifetime Annual Payment increases: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (6) Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Contract Value High Water Mark by a factor of
                     0.96785. The factor is derived as [Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less any withdrawal not considered excess (in this example, this would be the Lifetime Annual Payment)] = (108,843) / (108,843 + 10,000 - 6,384). Upon the Excess
                     Withdrawal, the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

DAILY 7 WITHDRAWAL BENEFIT EXAMPLE

Assumes a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily 7 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Deferral Bonus Base resets, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                     ANNIVERSARY                  LIFETIME
                                                       CONTRACT      WITHDRAWAL      WITHDRAWAL      DEFERRAL      ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)        BASE            BASE        BONUS BASE     PAYMENT
                ------------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000        100,000       5,000
                ------------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      100,000        100,000       5,060(2)
                ------------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         100,000        100,000       5,060
                ------------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      100,000        100,000       5,127(2)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,000(3)      107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,000         107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        115,921         107,000        100,000       5,796
                ------------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        115,921         115,921        115,921(4)    5,796
                ------------------------------------------------------------------------------------------------------------
                       1/4/2016              500(5)     114,262        115,921         115,921              0(5)    5,796
                ------------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        117,690(6)      115,921              0       5,796(6)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        117,690         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        118,843         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(7)     108,843        114,513(7)      113,402(7)           0       5,726(7)
                ------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) Step Ups with Lifetime Annual Payment increases: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) Deferral Bonus: On the first Contract Anniversary, the Withdrawal Base is reset to the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 7% of the Deferral Bonus Base ($7,000) because that amount exceeds both the Withdrawal Base as of the prior Valuation Day ($102,541) and the current Contract Value ($101,515).

                (4) Deferral Bonus Base reset: On the second Contract Anniversary, the Deferral Bonus Base is reset to the Withdrawal Base because the Withdrawal Base as of the prior Valuation Day ($115,921) exceeds the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($107,000) plus 7% of the Deferral Bonus Base ($7,000).

APP A-12


--------------------------------------------------------------------------
               (5) Non-Excess Withdrawals: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

               (6) Step Ups without Lifetime Annual Payment increases: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

               (7) Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.9636. The factor is derived as [Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less any withdrawal not considered excess (in this example, this would be the Lifetime Annual Payment)] = (108,843) / (108,843 + 10,000 - 5,884). Upon the Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2018.



FORERETIREMENT IV VARIABLE ANNUITY
B-SHARE
                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  12.513   $   10.351   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.764   $   12.513   $  10.351
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 3.087        3.601       3.658
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  12.169   $   11.281   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.968   $   12.169   $  11.281
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 6.004        6.094       2.595
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  12.194   $   10.589   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.530   $   12.194   $  10.589
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                55.928       44.989       9.007
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.435   $   10.313   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.114   $   13.435   $  10.313
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                45.677       29.423       1.408
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.791   $   10.846   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  13.632   $   13.791   $  10.846
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                51.006       45.166      10.135
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                     $  11.979   $   10.513   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.307   $   11.979   $  10.513
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              5464.378     4511.322    2247.989
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R) -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.269   $   10.348   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.304   $   13.269   $  10.348
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                20.956       19.449       3.406
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                     $  11.579   $   10.250   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.632   $   11.579   $  10.250
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                35.569        7.569       1.258
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK S&P 500 INDEX V.I. FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  13.067   $   10.841   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.366   $   13.067   $  10.841
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                18.908       13.737       7.824
-----------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK TOTAL RETURN V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                     $  10.174   $    9.922   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.035   $   10.174   $   9.922
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 5.571        5.443       0.113
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  12.346   $    9.985   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.573   $   12.346   $   9.985
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 4.733        2.528       1.449
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  10.098   $    9.858   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.962   $   10.098   $   9.858
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 5.621        5.813       2.538
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP RUSSELL 2000(R) SMALL CAP INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  13.514   $   11.923   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.888   $   13.514   $  11.923
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                23.733       18.511      10.801
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  12.983   $   11.302   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.406   $   12.983   $  11.302
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                31.571       27.342      11.381
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  11.889   $   10.923   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.290   $   11.889   $  10.923
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                12.866       13.176       5.024
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  12.904   $   10.787   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.158   $   12.904   $  10.787
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 8.966        7.097       5.471
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  10.532   $   10.417   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.661   $   10.532   $  10.417
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                39.750       11.384       1.061
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.589   $   10.218   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.966   $   11.589   $  10.218
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              2258.901     1863.907     846.230
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.211   $   10.093   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.507   $   11.211   $  10.093
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                               635.030      633.593     460.827
-----------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK SELECTS MANAGED RISK PORTFOLIO -- CLASS II (FORMERLY KNOWN AS GLOBAL ATLANTIC
  BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.148   $    9.969   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.213   $   11.148   $   9.969
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              2413.632     1791.378    1048.262
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.832   $   10.338   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.066   $   11.832   $  10.338
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              3161.349     2922.258    1499.923
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.003   $   10.255   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.299   $   11.003   $  10.255
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                               887.666      799.550     478.756
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.765   $   10.074   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.827   $   11.765   $  10.074
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              2797.805     1955.148    1317.784
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.523   $   10.132   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.704   $   11.523   $  10.132
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              1656.713     1181.776     563.622
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.548   $   10.126   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.710   $   11.548   $  10.126
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                               740.037      532.226     297.887
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.670   $   10.221   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.892   $   11.670   $  10.221
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                               630.689      423.037     236.855
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.589   $   10.233   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.930   $   11.589   $  10.233
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                              3540.205     3110.524    1751.872
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO -- CLASS II (CLOSED TO NEW AND
  SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE 02/16/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.099   $   10.206   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.611   $   11.099   $  10.206
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 1.112        1.104       1.059
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GLOBAL ALLOCATION PORTFOLIO -- CLASS II (LIQUIDATED INTO INVESCO V.I.
  GOVERNMENT MONEY MARKET FUND ON 05/31/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.556   $   10.266   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $   11.556   $  10.266
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO -- CLASS II (CLOSED TO NEW AND SUBSEQUENT
  PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE 02/16/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  12.053   $   10.425   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.618   $   12.053   $  10.425
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 1.021        1.036       1.060
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO -- CLASS II (LIQUIDATED INTO INVESCO V.I.
  GOVERNMENT MONEY MARKET FUND ON 05/31/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.523   $   10.286   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $   11.523   $  10.286
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        2.607       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  10.114   $   10.053   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.185   $   10.114   $  10.053
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 3.507        3.425       2.526
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES (LIQUIDATED INTO INVESCO V.I. GOVERNMENT MONEY
  MARKET FUND ON 04/27/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $   9.846   $   10.146   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $    9.846   $  10.146
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        5.917       3.551
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHT FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  12.036   $    9.599   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.978   $   12.036   $   9.599
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                10.727        8.825       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GLOBAL REAL ESTATE FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                     $  10.824   $    9.664   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.072   $   10.824   $   9.664
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                22.242       18.998       6.643
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                     $   9.941   $    9.960   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.019   $    9.941   $   9.960
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                25.533       29.756       8.484
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                     $  11.625   $   10.713   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.085   $   11.625   $  10.713
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                26.487       24.174       5.286
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SHORT DURATION INCOME PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                     $  10.268   $   10.114   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.319   $   10.268   $  10.114
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 3.327        3.294       2.526
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) BLENDED RESEARCH(R) SMALL CAP EQUITY PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  13.221   $   11.602   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.431   $   13.221   $  11.602
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 4.835        3.308       0.095
-----------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  13.377   $   10.271   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  13.610   $   13.377   $  10.271
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 8.111        9.714       1.862
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  13.060   $   10.377   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  13.099   $   13.060   $  10.377
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 3.574        2.670       1.707
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  12.218   $   10.844   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.729   $   12.218   $  10.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 4.493        4.456       0.101
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  13.211   $   10.352   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.298   $   13.211   $  10.352
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 6.368        5.957       1.102
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  13.019   $   11.504   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.571   $   13.019   $  11.504
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 1.111        0.410       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.545   $   10.416   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   8.975   $   10.545   $  10.416
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO INTERNATIONAL BOND PORTFOLIO (U.S. DOLLAR-HEDGED) -- ADVISOR CLASS (FORMERLY KNOWN AS PIMCO
  FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)
  UNIT VALUE:
     Beginning of Period                                                                     $  10.517   $   10.311   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.659   $   10.517   $  10.311
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 1.963        1.998       0.054
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.304   $   10.030   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.986   $   10.304   $  10.030
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 4.747        4.769       3.799
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.383   $    9.985   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.234   $   10.383   $   9.985
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 9.481        9.612       3.801
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                     $  12.971   $   10.992   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.792   $   12.971   $  10.992
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 5.820        5.914       0.525
-----------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                     $  13.500   $   12.596   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.740   $   13.500   $  12.596
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 3.733        2.141       0.576
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT IV VARIABLE ANNUITY
C-SHARE
                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  12.307   $   10.283   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.455   $   12.307   $  10.283
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.969   $   11.207   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.680   $   11.969   $  11.207
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  11.994   $   10.520   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.226   $   11.994   $  10.520
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.214   $   10.245   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.796   $   13.214   $  10.245
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.565   $   10.774   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  13.274   $   13.565   $  10.774
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                     $  11.782   $   10.443   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.010   $   11.782   $  10.443
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                               126.398       56.021      38.561
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R) -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  13.051   $   10.280   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.007   $   13.051   $  10.280
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                     $  11.389   $   10.182   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.352   $   11.389   $  10.182
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK S&P 500 INDEX V.I. FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  12.852   $   10.770   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.041   $   12.852   $  10.770
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK TOTAL RETURN V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                     $  10.006   $    9.857   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.771   $   10.006   $   9.857
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  12.143   $    9.919   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.295   $   12.143   $   9.919
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $   9.932   $    9.793   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.700   $    9.932   $   9.793
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.951        0.953       1.026
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP RUSSELL 2000(R) SMALL CAP INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  13.292   $   11.844   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.575   $   13.292   $  11.844
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO -- CLASS F
  UNIT VALUE:
     Beginning of Period                                                                     $  12.770   $   11.228   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.106   $   12.770   $  11.228
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  11.694   $   10.851   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.993   $   11.694   $  10.851
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.897        0.899       0.728
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  12.692   $   10.716   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.838   $   12.692   $  10.716
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.123
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                     $  10.358   $   10.348   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.381   $   10.358   $  10.348
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.131
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.398   $   10.150   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.678   $   11.398   $  10.150
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                17.798       19.086       0.151
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.026   $   10.026   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.231   $   11.026   $  10.026
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                47.130       49.345      50.411
-----------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK SELECTS MANAGED RISK PORTFOLIO -- CLASS II (FORMERLY KNOWN AS GLOBAL ATLANTIC
  BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                     $  10.964   $    9.904   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.945   $   10.964   $   9.904
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.071        0.229       0.155
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.638   $   10.270   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.775   $   11.638   $  10.270
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                18.332       19.791       1.028
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  10.822   $   10.188   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.028   $   10.822   $  10.188
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.483        0.655       0.311
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.572   $   10.008   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.542   $   11.572   $  10.008
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 5.636        4.393       4.323
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.334   $   10.065   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.422   $   11.334   $  10.065
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.958        0.641       0.315
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.358   $   10.059   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.428   $   11.358   $  10.059
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.068        0.073       0.131
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.478   $   10.154   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.606   $   11.478   $  10.154
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                17.260       18.830       0.152
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                     $  11.399   $   10.166   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.643   $   11.399   $  10.166
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                21.312       22.614       4.080
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO -- CLASS II (CLOSED TO NEW AND
  SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE 02/16/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  10.916   $   10.139   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.332   $   10.916   $  10.139
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GLOBAL ALLOCATION PORTFOLIO -- CLASS II (LIQUIDATED INTO INVESCO V.I.
  GOVERNMENT MONEY MARKET FUND ON 05/31/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.366   $   10.198   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $   11.366   $  10.198
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO -- CLASS II (CLOSED TO NEW AND SUBSEQUENT
  PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE 02/16/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.855   $   10.356   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.286   $   11.855   $  10.356
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO -- CLASS II (LIQUIDATED INTO INVESCO V.I.
  GOVERNMENT MONEY MARKET FUND ON 05/31/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $  11.334   $   10.218   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $   11.334   $  10.218
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $   9.947   $    9.987   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.917   $    9.947   $   9.987
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES (LIQUIDATED INTO INVESCO V.I. GOVERNMENT MONEY
  MARKET FUND ON 04/27/2018)
  UNIT VALUE:
     Beginning of Period                                                                     $   9.684   $   10.079   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                  NA   $    9.684   $  10.079
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                    NA        0.945       1.020
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHT FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  11.838   $    9.535   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.716   $   11.838   $   9.535
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GLOBAL REAL ESTATE FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                     $  10.646   $    9.601   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.808   $   10.646   $   9.601
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                                                     $   9.778   $    9.894   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.756   $    9.778   $   9.894
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.934        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                     $  11.433   $   10.643   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.793   $   11.433   $  10.643
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SHORT DURATION INCOME PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                     $  10.099   $   10.047   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.047   $   10.099   $  10.047
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.130
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) BLENDED RESEARCH(R) SMALL CAP EQUITY PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  13.003   $   11.525   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.105   $   13.003   $  11.525
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  13.157   $   10.204   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  13.253   $   13.157   $  10.204
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  12.846   $   10.309   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  12.755   $   12.846   $  10.309
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) MID CAP VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  12.017   $   10.772   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.447   $   12.017   $  10.772
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  12.994   $   10.284   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.975   $   12.994   $  10.284
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                                                     $  12.805   $   11.428   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.267   $   12.805   $  11.428
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.371   $   10.348   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   8.739   $   10.371   $  10.348
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO INTERNATIONAL BOND PORTFOLIO (U.S. DOLLAR-HEDGED) -- ADVISOR CLASS (FORMERLY KNOWN AS PIMCO
  FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)
  UNIT VALUE:
     Beginning of Period                                                                     $  10.344   $   10.243   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.379   $   10.344   $  10.243
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.128
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.134   $    9.964   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.723   $   10.134   $   9.964
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                     $  10.212   $    9.920   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $   9.965   $   10.212   $   9.920
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                     $  12.757   $   10.919   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  11.482   $   12.757   $  10.919
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-11


--------------------------------------------------------------------------

                                                                                                     AS OF DECEMBER 31,
                                                                                             --------------------------------------
SUB-ACCOUNT                                                                                     2018        2017        2016
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                     $  13.278   $   12.514   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                           $  10.457   $   13.278   $  12.514
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                 0.000        0.000       0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA


                                                                INVESTMENT
FUNDING OPTION                                               OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Global Real Estate Fund --     Seeks total return through growth of
      Series II                                capital and current income.


------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Seeks to provide current income
      Fund -- Series I                         consistent with preservation of capital and
                                               liquidity.

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital                 Seeks capital growth.
      Appreciation Fund -- Class II

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is
      Class II                                 a secondary objective

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
------------------------------------------------------------------------------------------------------------------------------------
   American Funds Asset Allocation             Seeks to provide high total return
      Fund -- Class 4                          (including income and capital gains)
                                               consistent with preservation of capital over
                                               the long term.

------------------------------------------------------------------------------------------------------------------------------------
   American Funds Global Growth Fund --        Seeks to provide long-term growth of
      Class 4                                  capital.

------------------------------------------------------------------------------------------------------------------------------------
   American Funds Growth Fund --               Seeks to provide growth of capital.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   American Funds Managed Risk Asset           Seeks high total return (including income
      Allocation Fund --                       and capital gains) consistent with
      Class P2 (1)                             preservation of capital over the long term
                                               while seeking to manage volatility and
                                               provide downside protection.

------------------------------------------------------------------------------------------------------------------------------------
   American Funds New World Fund(R) --         Seeks long-term capital appreciation.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.
      Class III

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --        Seeks investment results that, before
      Class II                                 expenses, correspond to the aggregate
                                               price and yield performance of the
                                               Standard & Poor's 500 Index (the
                                               "S&P 500").

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Total Return V.I. Fund --         Seeks to maximize total return, consistent
      Class III                                with income generation and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP EAFE International Index         Seeks investment results that correspond
      Portfolio -- Class F                     to the total return performance of
                                               common stocks as represented by the
                                               MSCI EAFE (Standard) Index ("MSCI EAFE
                                               Index").

------------------------------------------------------------------------------------------------------------------------------------

                                                                INVESTMENT
FUNDING OPTION                                              ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Global Real Estate Fund --     Invesco Advisers, Inc.
      Series II                                Sub-advised by Invesco Asset Management
                                               Limited

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Invesco Advisers, Inc.
      Fund -- Series I


------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital                 American Century Investment
      Appreciation Fund -- Class II            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           American Century Investment
      Class II                                 Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
------------------------------------------------------------------------------------------------------------------------------------
   American Funds Asset Allocation             Capital Research and Management
      Fund -- Class 4                          Company(SM)



------------------------------------------------------------------------------------------------------------------------------------
   American Funds Global Growth Fund --        Capital Research and Management
      Class 4                                  Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
   American Funds Growth Fund --               Capital Research and Management
      Class 4                                  Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
   American Funds Managed Risk Asset           Capital Research and Management
      Allocation Fund --                       Company(SM)
      Class P2 (1)                             Sub-advised by Milliman Financial Risk
                                               Management LLC


------------------------------------------------------------------------------------------------------------------------------------
   American Funds New World Fund(R) --         Capital Research and Management
      Class 4                                  Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    BlackRock Advisors, LLC
      Class III

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --        BlackRock Advisors, LLC
      Class II




------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Total Return V.I. Fund --         BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP EAFE International Index         Calvert Research and Management
      Portfolio -- Class F




------------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                              INVESTMENT                                  INVESTMENT
FUNDING OPTION                                             OBJECTIVE SUMMARY                          ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP Investment Grade Bond          Seeks investment results that correspond    Calvert Research and Management
      Index Portfolio -- Class F             to the total return performance of the      Sub-advised by Ameritas Investment
                                             bond market, as represented by the          Partners, Inc.
                                             Barclays U.S. Aggregate Bond Index
                                             (the "Barclays Index").

------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP Russell 2000(R) Small Cap      Seeks investment results that correspond    Calvert Research and Management
      Index Portfolio -- Class F             to the investment performance of U.S.       Sub-advised by Ameritas Investment
                                             common stocks, as represented by the        Partners, Inc.
                                             Russell 2000(R) Index.

------------------------------------------------------------------------------------------------------------------------------------
   Calvert VP S&P MidCap 400 Index           Seeks investment results that correspond    Calvert Research and Management
      Portfolio -- Class F                   to the total return performance of U.S.     Sub-advised by Ameritas Investment
                                             common stocks, as represented by the        Partners, Inc.
                                             S&P MidCap 400 Index.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)         Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and Wilshire Associates
                                                                                         Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Selects         Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)(2)                                                                    Management LLC and BlackRock
                                                                                         Investment Management, LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Income Managed Risk Portfolio --       income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and Franklin Advisers,
                                                                                         Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic     Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Trends Allocation Portfolio --         income while seeking to manage volatility.  Sub-advised by Goldman Sachs Asset
      Class II (1)                                                                       Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk       Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth           Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and BlackRock Financial
                                                                                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical            Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Allocation Portfolio -- Class II (1)   income while seeking to manage volatility.  Sub-advised by Pacific Investment
                                                                                         Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed    Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Risk Portfolio -- Class II (1)         income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
                                                                                         Management LLC and Wilshire Associates
                                                                                         Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research       Seeks to provide capital appreciation and   Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --              income while seeking to manage volatility.  Sub-advised by Milliman Financial Risk
      Class II (1)                                                                       Management LLC and Wellington
                                                                                         Management Company LLP

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic           Seeks to provide current income and long-
      Conservative Allocation Portfolio --    term capital appreciation.
      Class II (3)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic           Seeks to provide long-term capital
      Growth Allocation Portfolio --          appreciation.
      Class II (4)

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Seeks to maximize income while
                                              maintaining prospects for capital
                                              appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Seeks long-term capital appreciation, with
      Class 4                                 preservation of capital as an important
                                              consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --          Seeks high current income, consistent with
      Class 4                                 preservation of capital, with capital
                                              appreciation as a secondary consideration.

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Quality Floating        Seeks to provide a high level of current
      Rate Fund -- Advisor Shares             income, consistent with low volatility of
                                              principal.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs International Equity         Seeks long-term growth of capital.
      Insights Fund -- Service Shares

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Bond Debenture                 Seeks high current income and the
      Portfolio -- Class VC                   opportunity for capital appreciation to
                                              produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Short Duration Income          Seeks a high level of income consistent
      Portfolio -- Class VC                   with the preservation of capital.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class      Seeks capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Growth Series --            Seeks capital appreciation.
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST III
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Blended Research(R) Small Cap       Seeks capital appreciation.
      Equity Portfolio -- Service Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Value Portfolio --          Seeks capital appreciation.
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Discovery Mid Cap              Seeks capital appreciation.
      Growth Fund/VA -- Service Shares (5)

------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap          Seeks capital appreciation.
      Fund(R)/VA -- Service Shares (6)

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO CommodityRealReturn(R)               Seeks maximum real return, consistent
      Strategy Portfolio -- Advisor Class     with prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO International Bond Portfolio         Seeks maximum total return, consistent
      (U.S. Dollar-Hedged) -- Advisor         with preservation of capital and prudent
      Class (7)                               investment management.

------------------------------------------------------------------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic           Global Atlantic Investment Advisors, LLC
      Conservative Allocation Portfolio --    Sub-advised by Wilshire Associates
      Class II (3)                            Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wilshire Dynamic           Global Atlantic Investment Advisors, LLC
      Growth Allocation Portfolio --          Sub-advised by Wilshire Associates
      Class II (4)                            Incorporated

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Franklin Advisers, Inc.



------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Franklin Advisers, Inc.
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --          Franklin Advisers, Inc.
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs High Quality Floating        Goldman Sachs Asset Management, L.P.
      Rate Fund -- Advisor Shares


------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs International Equity         Goldman Sachs Asset Management, L.P.
      Insights Fund -- Service Shares

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Bond Debenture                 Lord, Abbett & Co. LLC
      Portfolio -- Class VC


------------------------------------------------------------------------------------------------------------------------------------
   Lord Abbett Short Duration Income          Lord, Abbett & Co. LLC
      Portfolio -- Class VC

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class      MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Growth Series --            MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST III
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Blended Research(R) Small Cap       MFS(R) Investment Management
      Equity Portfolio -- Service Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Mid Cap Value Portfolio --          MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Discovery Mid Cap              OFI Global Asset Management, Inc.
      Growth Fund/VA -- Service Shares (5)    Sub-advised by OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap          OFI Global Asset Management, Inc.
      Fund(R)/VA -- Service Shares (6)        Sub-advised by OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO CommodityRealReturn(R)               PIMCO
      Strategy Portfolio -- Advisor Class

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO International Bond Portfolio         PIMCO
      (U.S. Dollar-Hedged) -- Advisor
      Class (7)

------------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Real Return Portfolio -- Advisor     Seeks maximum real return, consistent          PIMCO
      Class                                   with preservation of real capital and
                                              prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --            Seeks maximum total return, consistent         PIMCO
      Advisor Class                           with preservation of capital and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --            Seeks capital growth and current income.       Putnam Investment Management, LLC
      Class IB                                                                               Sub-advised by Putnam Investments
                                                                                             Limited (8)

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Small Cap Value Fund --          Seeks capital appreciation.                    Putnam Investment Management, LLC
      Class IB                                                                               Sub-advised by Putnam Investments
                                                                                             Limited (8)

------------------------------------------------------------------------------------------------------------------------------------


(1)  This Fund employs a managed volatility strategy.


(2) Name change effective May 1, 2019. Formerly known as Global Atlantic BlackRock Global Allocation Managed Risk Portfolio.



(3) Effective May 31, 2019, assets of the Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio will be liquidated and invested in the Invesco V.I. Government Money Market Fund.



(4) Effective May 31, 2019, assets of the Global Atlantic Wilshire Dynamic Growth Allocation Portfolio will be liquidated and invested in the Invesco V.I. Government Money Market Fund.



(5) On or about the close of business on May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA will merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.



(6) On or about the close of business on May 24, 2019, the Oppenheimer Main Street Small Cap Fund(R)/VA will merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund/VA.



(7) Name change effective July 30, 2018. Formerly known as PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged).



(8) Though the investment adviser has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS



                    DAILY +5, DAILY 7, AND LEGACY LOCK IV

20% of initial and subsequent Premium Payments must be allocated to the Fixed Account. The remaining 80% of initial and subsequent Premium Payments must be allocated amongst the below approved Sub-Accounts. If you become subject to these Investment Restrictions after the date your Contract is issued (i.e. you post-issue elect one of these Optional Benefits) the 20% and 80% allocations will be based on your Contract Value on the rider effective date.


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT AND ANY INTEREST ACCRUING ON THOSE AMOUNTS MAY NOT BE TRANSFERRED OUT OF THE FIXED ACCOUNT TO THE SUB-ACCOUNTS.



                 DAILY +5, DAILY 7, RETURN OF PREMIUM III,
                 LEGACY LOCK IV, AND MAXIMUM DAILY VALUE III

If you elected Daily +5, Daily 7, Return of Premium III, Legacy Lock IV, or Maximum Daily Value III you must allocate your Contract Value to one or more of the approved Sub-Accounts below. If you have elected Daily +5 or Daily 7 along with Return of Premium III, Legacy Lock IV, or Maximum Daily Value III, the Investment Restrictions for Daily +5 or Daily 7 will prevail.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund Global Atlantic American Funds(R) Managed Risk Portfolio
Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio (1)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Global Atlantic Growth Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio




(1) Name change effective May 1, 2019. Formerly known as Global Atlantic BlackRock Global Allocation Managed Risk Portfolio.

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT A
                     FORETHOUGHT LIFE INSURANCE COMPANY
                            10 WEST MARKET STREET
                                 SUITE 2300
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                     FORERETIREMENT IV VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.


Dated: May 1, 2019


TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                  2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Experts                                                                                                                      2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Broker-dealers                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   3
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       4
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    4
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                            F-1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


THE COMPANY


We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Hartford, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.



SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, MA 02210.


EXPERTS


The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2018 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.


Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2018: $20,895,738; 2017:
$23,654,086; and 2016: $34,298,366. Fees paid to the Principal Underwriter and its wholesalers may vary based on the product and share class sold.



ADDITIONAL PAYMENTS TO BROKER-DEALERS


As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2018 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: Advisor Group, Inc.; Alliance America Corporation; American Portfolios Financial Services, Inc.; Ameritas Life Insurance Corp.; Ann Arbour Annuity Exchange, LLC; Arvest Wealth Management; Ausdal Financial Partners, Inc.; BancorpSouth; Bank of Oklahoma; BB&T Investment Services, Inc.; BB&T Securities, LLC; BBVA Compass Investment Solutions, Inc.; Benjamin F. Edwards & Company, Inc.; Berthel, Fisher & Company

3


--------------------------------------------------------------------------

Financial Services, Inc.; BMO Harris Financial Advisors, Inc.; BOSC, Inc.; Broker Dealer Financial Services Corp.; Cabot Lodge Securities LLC; Calton & Associates, Inc.; Cambridge Investment Research, Inc.; Capital Investment Group, Inc.; Centaurus Financial, Inc.; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Citizens Securities, Inc.; CLA USA, Inc.; Comerica Securities, Inc.; Commerce Bank; Commonwealth Financial Network; Crown Capital Securities, L.P.; CUNA Brokerage Services, Inc.; CUSO Financial Services, L.P.; D.A. Davidson & Co.; ELE Wealth Advisors, Inc.; Essex National Securities, LLC; Fifth Third Securities, Inc.; First Allied Holdings, Inc.; First Annuity & Insurance Marketing, Inc.; First Citizens Investor Services, Inc.; First Financial Equity Corporation; Foresters Equity Services, Inc.; Fortune Financial and Investment Corp.; FSC Securities Corporation; FTB Advisors, Inc.; Garden State Securities, Inc.; Geneos Wealth Management, Inc.; Gradient Insurance Brokerage, Inc.; Hancock Investment Services, Inc.; Harbour Investments, Inc.; H.D. Vest Investment Services; Hightower Securities, LLC; IFS Securities, Inc.; Independent Financial Group, LLC; Infinex Financial Group; Insurmark Inc.; Investacorp, Inc.; Investment Professionals, Inc.; J. J.
B. Hilliard, W. L. Lyons, LLC; J.K. Financial Services, Inc.; J. W. Cole Financial, Inc.; Janney Montgomery Scott LLC; Kestra Investment Services, LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Kovack Securities, Inc.; L.M. Kohn & Company; Legacy Insurance Group; Lincoln Financial Advisors Corporation; Lincoln Investment Planning, Inc.; Lion Street Financial, LLC; LPL Financial LLC; Lucia Securities, LLC; M3 Financial Inc.; Morgan Stanley Smith Barney, LLC; Mutual Securities, Inc.; National Securities Corporation; Newbridge Securities Corporation; Next Financial Group, Inc.; Oppenheimer & Co., Inc.; Packerland Brokerage Services, Inc.; Parkland Securities, LLC; Parsonex Securities, Inc.; People's Securities, Inc.; Private Client Services, LLC; Prospera Financial Services, Inc.; Purshe Kaplan Sterling Investments; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Rhodes Securities, Inc.; Robert W. Baird & Co. Incorporated; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Santander Securities LLC; Saxony Securities, Inc.; Scott & Stringfellow; Securities America, Inc.; Securities Service Network, Inc.; Sigma Financial Corporation; Signator Investments, Inc.; Simplicity Financial Marketing, Inc.; Stephens Inc.; Stifel, Nicolaus & Company, Incorporated; Summit Brokerage Services, Inc.; SunTrust Investment Services, Inc.; The Producers Choice, LLC; The Huntington Investment Company; Transamerica Financial Advisors, Inc.; TransAmerica Retirement Insurance Agency, Inc.; Triad Advisors, Inc.; U. S. Bancorp Investments, Inc.; UBS Financial Services Insurance Agency Inc.; Umpqua Investments, Inc.; Union Bank of CA; United Planners' Financial Services of America A Limited Partnership; USA Financial Securities Corporation; VOYA Financial Advisors, Inc.; WealthVest Marketing, Inc.; Wells Fargo Wealth Brokerage Insurance; WesBanco Securities, Inc.; Woodbury Financial Services, Inc.; World Equity Group, Inc.; and Wunderlich Securities, Inc.



PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for Optional Benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for Optional Benefits or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).

4


--------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD =2[ (a - b +1)^(6) - 1].
                                   ____
                                     cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and dollar cost averaging), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

FORETHOUGHT LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2018



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm...............................................................     SA-3

Audited Financial Statements

Statements of Net Assets..............................................................................................     SA-6

Statements of Operations..............................................................................................    SA-35

Statements of Changes in Net Assets...................................................................................    SA-64

Notes to Financial Statements.........................................................................................   SA-111

   Note 1 -- Organization.............................................................................................   SA-111

   Note 2 -- Summary of Significant Accounting Policies...............................................................   SA-118

   Note 3 -- Expenses and Related Party Transactions..................................................................   SA-120

   Note 4 -- Changes In Units Outstanding.............................................................................   SA-121

   Note 5 -- Purchases and Sales of Investments.......................................................................   SA-125

   Note 6 -- Financial Highlights.....................................................................................   SA-128



--------------------------------------------------------------------------------
                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND THE CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets of each of the subaccounts of Forethought Life Insurance Company Separate Account A indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Forethought Life Insurance Company Separate Account A as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.



--------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio (2)                                      Goldman Sachs VIT Strategic Income Fund (3)
--------------------------------------------------------------------------------------------------------------------------
AB VPS Growth and Income Portfolio (1)                                Goldman Sachs VIT U.S. Equity Insights Fund (1)
--------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio (1)                           Hartford Capital Appreciation HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (1)                     Hartford Dividend and Growth HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund (1)                                   Hartford Growth Opportunities HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Century VP Income and Growth Fund (1)                        Hartford High Yield HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund (1)                            Hartford International Opportunities HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (1)                                    Hartford Total Return Bond HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund (1)                              Hartford Value HLS Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund (1)                   HIMCO VIT Index Fund (2)
--------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund (1)                                          HIMCO VIT Portfolio Diversifier Fund (2)
--------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder(R) (1)                          Invesco V.I. Balanced-Risk Allocation Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income Fund (1)                      Invesco V.I. Comstock Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund (1)                                 Invesco V.I. Core Equity Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund (1)                                        Invesco V.I. Equity and Income Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund (1)                                 Invesco V.I. Global Real Estate Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds International Fund (1)                                 Invesco V.I. Government Money Market Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset Allocation Fund (1)                 Invesco V.I. International Growth Fund (1)
--------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund (1)                                     Invesco V.I. Mid Cap Core Equity Fund (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund (1)                                   Invesco V.I. Small Cap Equity Fund (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund (1)                          Ivy VIP Core Equity (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund (1)                               Ivy VIP International Core Equity (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund (1)                             Ivy VIP Securian Real Estate Securities (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund (1)                                    Ivy VIP Value (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Managed Volatility V.I. Fund (6)                            Lord Abbett Bond Debenture Portfolio (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund Class II (1)                        Lord Abbett Fundamental Equity Portfolio (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund Class III (6)                       Lord Abbett Growth Opportunities Portfolio (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund (1)                                  Lord Abbett Mid Cap Stock Portfolio (1)
--------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I. Fund (1)                          Lord Abbett Short Duration Income Portfolio (1)
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-3

[PWC_K_LOGO]

Calvert VP EAFE International Index Portfolio (1)                   MFS(R) Blended Research(R) Core Equity Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index Portfolio (1)                MFS(R) Blended Research(R) Small Cap Equity Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio (1)                           MFS(R) Global Real Estate Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000(R) Small Cap Index Portfolio (1)            MFS(R) Growth Series (1)
----------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio (1)                       MFS(R) International Value Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio (7)                                    MFS(R) Investors Trust Series (1)
----------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio (7)                            MFS(R) Mid Cap Growth Series (1)
----------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value Portfolio (7)                                 MFS(R) Mid Cap Value Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value Portfolio (7)                              MFS(R) New Discovery Series (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Global Real Estate VIP Fund (1)                     MFS(R) Research International Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income VIP Fund (1)                                 MFS(R) Total Return Bond Series (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Global Discovery VIP Fund (1)                MFS(R) Utilities Series (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Shares VIP Fund (1)                          MFS(R) Value Series (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Rising Dividends VIP Fund (1)                       Oppenheimer Discovery Mid Cap Growth Fund/VA (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Value VIP Fund (1)                        Oppenheimer Global Fund/VA (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Strategic Income VIP Fund (1)                       Oppenheimer Global Multi-Alternatives Fund/VA (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Foreign Securities Fund (1)                        Oppenheimer International Growth Fund/VA (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Global Bond Securities Fund (1)                    Oppenheimer Main Street Small Cap Fund(R)/VA (1)
----------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Growth Securities Fund (1)                         PIMCO All Asset Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic American Funds(R) Managed Risk Portfolio (1)        PIMCO CommodityRealReturn(R) Strategy Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Balanced Managed Risk Portfolio (1)                 PIMCO Dynamic Bond Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic BlackRock Global Allocation Managed Risk
  Portfolio (1)                                                     PIMCO Emerging Markets Bond Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Franklin Dividend and Income Managed Risk
  Portfolio (1)                                                     PIMCO Global Multi-Asset Managed Allocation Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Goldman Sachs Dynamic Trends Allocation
  Portfolio (1)                                                     PIMCO High Yield Portfolio (7)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Growth Managed Risk Portfolio (1)                   PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Moderate Growth Managed Risk Portfolio (1)          PIMCO Real Return Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America Portfolio (4)                PIMCO StocksPLUS(R) Global Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological Innovations Portfolio (5)       PIMCO Total Return Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic PIMCO Tactical Allocation Portfolio (1)             Putnam VT Equity Income Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Select Advisor Managed Risk Portfolio (1)           Putnam VT Global Asset Allocation Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wellington Research Managed Risk Portfolio (1)      Putnam VT Growth Opportunities Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Conservative Allocation
  Portfolio (1)                                                     Putnam VT Income Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (1)    Putnam VT International Value Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio (4)  Putnam VT Mortgage Securities Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income Fund (1)                        Putnam VT Multi-Asset Absolute Return Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Trends Allocation Fund (1)                 Putnam VT Multi-Cap Core Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth Opportunities Fund (1)                     Putnam VT Small Cap Value Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT High Quality Floating Rate Fund (1)               Rational Trend Aggregation VA Fund (1)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Insights Fund (1)            TOPS(R) Managed Risk Balanced ETF Portfolio (1)
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-4

[PWC_K_LOGO]

Goldman Sachs VIT Mid Cap Value Fund (1)                          TOPS(R) Managed Risk Growth ETF Portfolio (1)
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (1)       TOPS(R) Managed Risk Moderate Growth ETF Portfolio (1)
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity Insights Fund (1)
---------------------------------------------------------------------------------------------------------------------------

(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

(2) Statement of operations for the period January 1, 2018 to April 20, 2018, and statement of changes in net assets for the period January 1, 2018 to April 20, 2018 and for the year ended December 31, 2017

(3) Statement of operations for the period January 1, 2018 to April 27, 2018, and statement of changes in net assets for the period January 1, 2018 to April 27, 2018 and for the year ended December 31, 2017

(4) Statement of operations for the period January 1, 2018 to May 31, 2018, and statement of changes in net assets for the period January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017

(5) Statement of operations for the period January 1, 2018 to December 21, 2018, and statement of changes in net assets for the period January 1, 2018 to December 21, 2018 and for the year ended December 31, 2017

(6) Statement of operations and statement of changes in net assets for the period April 20, 2018 (commencement of operations) to December 31, 2018

(7) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the year ended December 31, 2018 and for the period May 1, 2017 (commencement of operations) to December 31, 2017



BASIS FOR OPINIONS

These financial statements are the responsibility of the Forethought Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Forethought Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Forethought Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.


[PRICEWATER_COOPER_LLP_K_SIG]

Boston, Massachusetts
March 29, 2019

We have served as the auditor of one or more of the subaccounts in Forethought Life Insurance Company Separate Account A since 2010.

PricewaterhouseCoopers LLP, 101 Seaport
Boulevard, Suite 500, Boston, MA 02210
T: (617)530-5000, F: (617)530-5001, www.pwc.com/us



--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                      AB VPS GLOBAL BOND         AB VPS GROWTH AND
                                                                         PORTFOLIO (c)           INCOME PORTFOLIO
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                     --  $                46,979
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                        --                   46,979
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                        --                   46,979
                                                                   ------------------------  -----------------------
   Net assets....................................................                        --                   46,979
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                        --                    3,903

Investments in shares of the Underlying Funds, at cost...........  $                     --  $                54,806
Underlying Fund shares held......................................                        --                    1,718

                                                                                                AMERICAN CENTURY VP
                                                                      AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                     INVESTMENT PORTFOLIO              FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 82,940  $                 41,730
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    82,940                    41,730
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    82,940                    41,730
                                                                   ------------------------  ------------------------
   Net assets....................................................                    82,940                    41,730
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     7,546                     3,556

Investments in shares of the Underlying Funds, at cost...........  $                 92,943  $                 42,274
Underlying Fund shares held......................................                    10,017                     2,968


                                                                      AMERICAN CENTURY VP
                                                                          GROWTH FUND
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,751,694
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                 2,751,694
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,751,694
                                                                   -------------------------
   Net assets....................................................                 2,751,694
                                                                   =========================

   Units outstanding, December 31, 2018..........................                   162,936

Investments in shares of the Underlying Funds, at cost...........   $             2,558,046
Underlying Fund shares held......................................                   192,292


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                      AMERICAN CENTURY VP
                                                                       INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                             FUND               MID CAP VALUE FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                103,456   $             1,979,512
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   103,456                 1,979,512
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   103,456                 1,979,512
                                                                   ------------------------  -------------------------
   Net assets....................................................                   103,456                 1,979,512
                                                                   ========================  =========================

   Units outstanding, December 31, 2018..........................                     8,448                   148,178

Investments in shares of the Underlying Funds, at cost...........  $                109,692   $             2,140,126
Underlying Fund shares held......................................                    11,470                   108,052



                                                                      AMERICAN CENTURY VP      AMERICAN FUNDS ASSET
                                                                          VALUE FUND              ALLOCATION FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,873,009  $              1,702,651
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,873,009                 1,702,651
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,873,009                 1,702,651
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,873,009                 1,702,651
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   151,646                   147,642

Investments in shares of the Underlying Funds, at cost...........  $              1,827,303  $              1,797,651
Underlying Fund shares held......................................                   186,927                    81,117


                                                                        AMERICAN FUNDS
                                                                     BLUE CHIP INCOME AND
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,558,647
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,558,647
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,558,647
                                                                   ------------------------
   Net assets....................................................                 2,558,647
                                                                   ========================

   Units outstanding, December 31, 2018..........................                   210,851

Investments in shares of the Underlying Funds, at cost...........  $              2,874,074
Underlying Fund shares held......................................                   209,897



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                                  AMERICAN FUNDS
                                                                        AMERICAN FUNDS            CAPITAL INCOME
                                                                           BOND FUND                BUILDER(R)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                494,462  $              1,495,596
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   494,462                 1,495,596
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   494,462                 1,495,596
                                                                   ------------------------  ------------------------
   Net assets....................................................                   494,462                 1,495,596
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    48,691                   143,319

Investments in shares of the Underlying Funds, at cost...........  $                518,520  $              1,612,409
Underlying Fund shares held......................................                    47,867                   159,957


                                                                        AMERICAN FUNDS
                                                                       GLOBAL GROWTH AND          AMERICAN FUNDS
                                                                          INCOME FUND           GLOBAL GROWTH FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,614,401  $              1,650,898
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,614,401                 1,650,898
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,614,401                 1,650,898
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,614,401                 1,650,898
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   135,152                   140,867

Investments in shares of the Underlying Funds, at cost...........  $              1,716,688  $              1,825,611
Underlying Fund shares held......................................                   126,027                    65,022



                                                                        AMERICAN FUNDS
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             12,778,939
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                12,778,939
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                12,778,939
                                                                   ------------------------
   Net assets....................................................                12,778,939
                                                                   ========================

   Units outstanding, December 31, 2018..........................                   807,042

Investments in shares of the Underlying Funds, at cost...........  $             13,454,531
Underlying Fund shares held......................................                   186,173



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                        AMERICAN FUNDS            AMERICAN FUNDS
                                                                      GROWTH-INCOME FUND        INTERNATIONAL FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              7,808,518  $              2,737,445
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,808,518                 2,737,445
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 7,808,518                 2,737,445
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,808,518                 2,737,445
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   537,474                   236,906

Investments in shares of the Underlying Funds, at cost...........  $              8,239,666  $              3,093,883
Underlying Fund shares held......................................                   175,591                   157,324


                                                                        AMERICAN FUNDS
                                                                      MANAGED RISK ASSET          AMERICAN FUNDS
                                                                        ALLOCATION FUND           NEW WORLD FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            689,966,996  $              1,429,225
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               689,966,996                 1,429,225
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               689,966,996                 1,429,225
                                                                   ------------------------  ------------------------
   Net assets....................................................               689,966,996                 1,429,225
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                57,990,365                   134,682

Investments in shares of the Underlying Funds, at cost...........  $            683,570,439  $              1,517,780
Underlying Fund shares held......................................                56,462,111                    69,011



                                                                        BLACKROCK BASIC
                                                                        VALUE V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 36,310
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    36,310
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    36,310
                                                                   ------------------------
   Net assets....................................................                    36,310
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     3,301

Investments in shares of the Underlying Funds, at cost...........  $                 43,341
Underlying Fund shares held......................................                     2,954



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       BLACKROCK CAPITAL         BLACKROCK EQUITY
                                                                    APPRECIATION V.I. FUND      DIVIDEND V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,831,004   $             2,296,027
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,831,004                 2,296,027
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,831,004                 2,296,027
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,831,004                 2,296,027
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   114,933                   164,431

Investments in shares of the Underlying Funds, at cost...........  $              2,280,985   $             2,458,647
Underlying Fund shares held......................................                   256,803                   226,210

                                                                       BLACKROCK GLOBAL        BLACKROCK HIGH YIELD
                                                                     ALLOCATION V.I. FUND            V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              4,235,752  $              1,236,019
   Investment income receivable..................................                        --                     5,368
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,235,752                 1,241,387
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 4,235,752                 1,241,387
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,235,752                 1,241,387
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   387,348                   110,941

Investments in shares of the Underlying Funds, at cost...........  $              4,714,378  $              1,339,134
Underlying Fund shares held......................................                   327,085                   181,767

                                                                       BLACKROCK MANAGED
                                                                   VOLATILITY V.I. FUND (b)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             19,703,737
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                19,703,737
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                19,703,737
                                                                   ------------------------
   Net assets....................................................                19,703,737
                                                                   ========================

   Units outstanding, December 31, 2018..........................                 1,977,130

Investments in shares of the Underlying Funds, at cost...........  $             20,202,089
Underlying Fund shares held......................................                 1,466,052


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       BLACKROCK S&P 500         BLACKROCK S&P 500
                                                                        INDEX V.I. FUND           INDEX V.I. FUND
                                                                           CLASS II                CLASS III (b)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,597,994  $              1,981,085
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,597,994                 1,981,085
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,597,994                 1,981,085
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,597,994                 1,981,085
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   208,892                   209,875

Investments in shares of the Underlying Funds, at cost...........  $              2,934,943  $              2,199,228
Underlying Fund shares held......................................                   127,854                    97,494

                                                                                                  BLACKROCK U.S.
                                                                        BLACKROCK TOTAL           GOVERNMENT BOND
                                                                       RETURN V.I. FUND              V.I. FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,226,465  $               146,562
   Investment income receivable..................................                     2,530                      252
                                                                   ------------------------  -----------------------
   Net assets....................................................                 1,228,995                  146,814
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,228,995                  146,814
                                                                   ------------------------  -----------------------
   Net assets....................................................                 1,228,995                  146,814
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                   121,000                   14,802

Investments in shares of the Underlying Funds, at cost...........  $              1,280,472  $               152,339
Underlying Fund shares held......................................                   107,679                   14,774

                                                                        CALVERT VP EAFE
                                                                      INTERNATIONAL INDEX
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                450,405
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   450,405
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   450,405
                                                                   ------------------------
   Net assets....................................................                   450,405
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    43,688

Investments in shares of the Underlying Funds, at cost...........  $                530,658
Underlying Fund shares held......................................                     5,888


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                          CALVERT VP                CALVERT VP
                                                                       INVESTMENT GRADE             NASDAQ 100
                                                                     BOND INDEX PORTFOLIO         INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               297,237  $              1,748,255
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   297,237                 1,748,255
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   297,237                 1,748,255
                                                                   ------------------------  ------------------------
   Net assets....................................................                   297,237                 1,748,255
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    29,521                   129,028

Investments in shares of the Underlying Funds, at cost...........   $               314,064  $              1,469,963
Underlying Fund shares held......................................                     5,664                    27,575


                                                                          CALVERT VP                CALVERT VP
                                                                     RUSSELL 2000(R) SMALL        S&P MIDCAP 400
                                                                      CAP INDEX PORTFOLIO         INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,009,942  $                954,702
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,009,942                   954,702
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,009,942                   954,702
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,009,942                   954,702
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    86,402                    82,505

Investments in shares of the Underlying Funds, at cost...........  $              1,203,285  $              1,145,570
Underlying Fund shares held......................................                    14,213                     9,772


                                                                            DFA VA
                                                                          GLOBAL BOND
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                305,992
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   305,992
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   305,992
                                                                   ------------------------
   Net assets....................................................                   305,992
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    30,551

Investments in shares of the Underlying Funds, at cost...........  $                316,644
Underlying Fund shares held......................................                    29,650



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                            DFA VA                    DFA VA
                                                                      INTERNATIONAL VALUE         US LARGE VALUE
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               269,684  $                464,823
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   269,684                   464,823
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   269,684                   464,823
                                                                   ------------------------  ------------------------
   Net assets....................................................                   269,684                   464,823
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    28,458                    47,388

Investments in shares of the Underlying Funds, at cost...........   $               319,052  $                539,264
Underlying Fund shares held......................................                    24,629                    20,650


                                                                            DFA VA                FT VIP FRANKLIN
                                                                       US TARGETED VALUE        GLOBAL REAL ESTATE
                                                                           PORTFOLIO                 VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                245,082  $                 67,472
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   245,082                    67,472
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   245,082                    67,472
                                                                   ------------------------  ------------------------
   Net assets....................................................                   245,082                    67,472
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    27,104                     6,539

Investments in shares of the Underlying Funds, at cost...........  $                308,764  $                 72,726
Underlying Fund shares held......................................                    16,060                     4,498



                                                                        FT VIP FRANKLIN
                                                                        INCOME VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,881,455
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,881,455
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,881,455
                                                                   ------------------------
   Net assets....................................................                 2,881,455
                                                                   ========================

   Units outstanding, December 31, 2018..........................                   267,522

Investments in shares of the Underlying Funds, at cost...........  $              3,012,795
Underlying Fund shares held......................................                   191,078



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                         MUTUAL GLOBAL             MUTUAL SHARES
                                                                      DISCOVERY VIP FUND             VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 42,436  $              2,090,172
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    42,436                 2,090,172
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    42,436                 2,090,172
                                                                   ------------------------  ------------------------
   Net assets....................................................                    42,436                 2,090,172
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     4,101                   165,207

Investments in shares of the Underlying Funds, at cost...........  $                 50,732  $              2,446,429
Underlying Fund shares held......................................                     2,454                   119,098


                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                       RISING DIVIDENDS           SMALL CAP VALUE
                                                                           VIP FUND                  VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,084,849  $              1,452,668
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,084,849                 1,452,668
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,084,849                 1,452,668
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,084,849                 1,452,668
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   149,872                   120,012

Investments in shares of the Underlying Funds, at cost...........  $              2,189,927  $              1,859,707
Underlying Fund shares held......................................                    83,029                    97,103


                                                                        FT VIP FRANKLIN
                                                                       STRATEGIC INCOME
                                                                           VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,033,522
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,033,522
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,033,522
                                                                   ------------------------
   Net assets....................................................                 1,033,522
                                                                   ========================

   Units outstanding, December 31, 2018..........................                   102,072

Investments in shares of the Underlying Funds, at cost...........  $              1,106,538
Underlying Fund shares held......................................                    97,871



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                       FT VIP TEMPLETON          FT VIP TEMPLETON
                                                                      FOREIGN SECURITIES            GLOBAL BOND
                                                                             FUND                 SECURITIES FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                980,465  $              3,964,035
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   980,465                 3,964,035
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   980,465                 3,964,035
                                                                   ------------------------  ------------------------
   Net assets....................................................                   980,465                 3,964,035
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   101,432                   397,241

Investments in shares of the Underlying Funds, at cost...........  $              1,105,861  $              4,065,906
Underlying Fund shares held......................................                    75,653                   230,601


                                                                                                  GLOBAL ATLANTIC
                                                                       FT VIP TEMPLETON          AMERICAN FUNDS(R)
                                                                       GROWTH SECURITIES           MANAGED RISK
                                                                             FUND                    PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,016,092  $            216,922,311
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,016,092               216,922,311
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,016,092               216,922,311
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,016,092               216,922,311
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    92,636                19,355,564

Investments in shares of the Underlying Funds, at cost...........  $              1,154,150  $            215,961,776
Underlying Fund shares held......................................                    82,208                19,846,506


                                                                        GLOBAL ATLANTIC
                                                                           BALANCED
                                                                         MANAGED RISK
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             81,758,766
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                81,758,766
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                81,758,766
                                                                   ------------------------
   Net assets....................................................                81,758,766
                                                                   ========================

   Units outstanding, December 31, 2018..........................                 7,613,253

Investments in shares of the Underlying Funds, at cost...........  $             78,957,344
Underlying Fund shares held......................................                 7,260,992



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                      BLACKROCK GLOBAL        FRANKLIN DIVIDEND AND
                                                                     ALLOCATION MANAGED          INCOME MANAGED
                                                                       RISK PORTFOLIO            RISK PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $           241,733,071  $            264,211,414
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................              241,733,071               264,211,414
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................              241,733,071               264,211,414
                                                                   -----------------------  ------------------------
   Net assets....................................................              241,733,071               264,211,414
                                                                   =======================  ========================

   Units outstanding, December 31, 2018..........................               25,017,622                23,894,453

Investments in shares of the Underlying Funds, at cost...........  $           264,784,218  $            247,230,474
Underlying Fund shares held......................................               26,418,915                23,360,868


                                                                        GLOBAL ATLANTIC
                                                                         GOLDMAN SACHS            GLOBAL ATLANTIC
                                                                        DYNAMIC TRENDS            GROWTH MANAGED
                                                                     ALLOCATION PORTFOLIO         RISK PORTFOLIO
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             30,728,580  $           423,487,524
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                30,728,580              423,487,524
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                30,728,580              423,487,524
                                                                   ------------------------  -----------------------
   Net assets....................................................                30,728,580              423,487,524
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                 3,084,447               40,321,048

Investments in shares of the Underlying Funds, at cost...........  $             31,384,001  $           412,380,152
Underlying Fund shares held......................................                 3,210,928               39,689,552


                                                                        GLOBAL ATLANTIC
                                                                        MODERATE GROWTH
                                                                         MANAGED RISK
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            135,965,879
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               135,965,879
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               135,965,879
                                                                   ------------------------
   Net assets....................................................               135,965,879
                                                                   ========================

   Units outstanding, December 31, 2018..........................                12,637,726

Investments in shares of the Underlying Funds, at cost...........  $            130,429,943
Underlying Fund shares held......................................                12,360,534



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                       MOTIF AGING OF          MOTIF TECHNOLOGICAL
                                                                           AMERICA                 INNOVATIONS
                                                                        PORTFOLIO (c)             PORTFOLIO (c)
                                                                   -----------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                    --  $                    --
   Investment income receivable..................................                       --                       --
                                                                   -----------------------  -----------------------
   Net assets....................................................                       --                       --
                                                                   =======================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                       --                       --
                                                                   -----------------------  -----------------------
   Net assets....................................................                       --                       --
                                                                   =======================  =======================

   Units outstanding, December 31, 2018..........................                       --                       --

Investments in shares of the Underlying Funds, at cost...........  $                    --  $                    --
Underlying Fund shares held......................................                       --                       --

                                                                        GLOBAL ATLANTIC          GLOBAL ATLANTIC
                                                                        PIMCO TACTICAL           SELECT ADVISOR
                                                                          ALLOCATION              MANAGED RISK
                                                                           PORTFOLIO                PORTFOLIO
                                                                   -----------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            24,351,414  $           107,785,968
   Investment income receivable..................................                       --                       --
                                                                   -----------------------  -----------------------
   Net assets....................................................               24,351,414              107,785,968
                                                                   =======================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               24,351,414              107,785,968
                                                                   -----------------------  -----------------------
   Net assets....................................................               24,351,414              107,785,968
                                                                   =======================  =======================

   Units outstanding, December 31, 2018..........................                2,342,320                9,704,195

Investments in shares of the Underlying Funds, at cost...........  $            24,464,734  $           102,958,161
Underlying Fund shares held......................................                2,457,257                9,356,421

                                                                        GLOBAL ATLANTIC
                                                                      WELLINGTON RESEARCH
                                                                         MANAGED RISK
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            414,883,003
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               414,883,003
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               414,883,003
                                                                   ------------------------
   Net assets....................................................               414,883,003
                                                                   ========================

   Units outstanding, December 31, 2018..........................                36,332,745

Investments in shares of the Underlying Funds, at cost...........  $            387,052,830
Underlying Fund shares held......................................                33,512,359


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC          WILSHIRE DYNAMIC
                                                                         CONSERVATIVE            GROWTH ALLOCATION
                                                                     ALLOCATION PORTFOLIO            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 11,797   $                12,878
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,797                    12,878
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    11,797                    12,878
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,797                    12,878
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     1,112                     1,021

Investments in shares of the Underlying Funds, at cost...........  $                 12,356   $                28,255
Underlying Fund shares held......................................                     1,209                    29,269

                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC          GOLDMAN SACHS VIT
                                                                      MODERATE ALLOCATION        CORE FIXED INCOME
                                                                         PORTFOLIO (c)                 FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                    --    $             1,967,729
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................                       --                  1,967,729
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                       --                  1,967,729
                                                                   ------------------------  ------------------------
   Net assets....................................................                       --                  1,967,729
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                       --                    194,677

Investments in shares of the Underlying Funds, at cost...........  $                    --    $             2,084,194
Underlying Fund shares held......................................                       --                    192,726


                                                                       GOLDMAN SACHS VIT
                                                                         GLOBAL TRENDS
                                                                        ALLOCATION FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                346,809
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   346,809
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   346,809
                                                                   ------------------------
   Net assets....................................................                   346,809
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    31,870

Investments in shares of the Underlying Funds, at cost...........  $                347,003
Underlying Fund shares held......................................                    29,795


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                     GROWTH OPPORTUNITIES       HIGH QUALITY FLOATING
                                                                             FUND                     RATE FUND
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                63,511   $                356,932
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                    63,511                    356,932
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    63,511                    356,932
                                                                   -------------------------  ------------------------
   Net assets....................................................                    63,511                    356,932
                                                                   =========================  ========================

   Units outstanding, December 31, 2018..........................                     5,324                     35,620

Investments in shares of the Underlying Funds, at cost...........   $               109,375   $                358,567
Underlying Fund shares held......................................                    25,004                     34,420

                                                                       GOLDMAN SACHS VIT
                                                                     INTERNATIONAL EQUITY        GOLDMAN SACHS VIT
                                                                       INSIGHTS FUND (a)        MID CAP VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                107,044  $                140,354
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   107,044                   140,354
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   107,044                   140,354
                                                                   ------------------------  ------------------------
   Net assets....................................................                   107,044                   140,354
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    10,727                    13,351

Investments in shares of the Underlying Funds, at cost...........  $                131,711  $                171,867
Underlying Fund shares held......................................                    15,055                    10,788

                                                                       GOLDMAN SACHS VIT
                                                                        MULTI-STRATEGY
                                                                    ALTERNATIVES PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 96,473
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    96,473
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    96,473
                                                                   ------------------------
   Net assets....................................................                    96,473
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    10,991

Investments in shares of the Underlying Funds, at cost...........  $                112,376
Underlying Fund shares held......................................                    11,363


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT        GOLDMAN SACHS VIT
                                                                       SMALL CAP EQUITY         STRATEGIC INCOME
                                                                         INSIGHTS FUND              FUND (c)
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                317,130  $                    --
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   317,130                       --
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   317,130                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   317,130                       --
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                    26,747                       --

Investments in shares of the Underlying Funds, at cost...........  $                399,822  $                    --
Underlying Fund shares held......................................                    30,849                       --

                                                                       GOLDMAN SACHS VIT        HARTFORD CAPITAL
                                                                     U.S. EQUITY INSIGHTS       APPRECIATION HLS
                                                                             FUND                     FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,144,691  $             2,876,359
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,144,691                2,876,359
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,144,691                2,876,359
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,144,691                2,876,359
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                   173,476                  227,188

Investments in shares of the Underlying Funds, at cost...........  $              2,490,693  $             3,547,461
Underlying Fund shares held......................................                   141,845                   73,227


                                                                     HARTFORD DIVIDEND AND
                                                                        GROWTH HLS FUND
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,428,822
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                 2,428,822
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,428,822
                                                                   -------------------------
   Net assets....................................................                 2,428,822
                                                                   =========================

   Units outstanding, December 31, 2018..........................                   166,749

Investments in shares of the Underlying Funds, at cost...........  $              2,911,280
Underlying Fund shares held......................................                   122,544


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                        HARTFORD GROWTH
                                                                       OPPORTUNITIES HLS        HARTFORD HIGH YIELD
                                                                             FUND                    HLS FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                99,664  $                608,883
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,664                   608,883
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    99,664                   608,883
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,664                   608,883
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     6,395                    56,513

Investments in shares of the Underlying Funds, at cost...........   $               116,157  $                680,918
Underlying Fund shares held......................................                     3,096                    83,181


                                                                    HARTFORD INTERNATIONAL
                                                                         OPPORTUNITIES          HARTFORD TOTAL RETURN
                                                                           HLS FUND                 BOND HLS FUND
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                667,198   $              2,194,403
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                   667,198                  2,194,403
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   667,198                  2,194,403
                                                                   -------------------------  ------------------------
   Net assets....................................................                   667,198                  2,194,403
                                                                   =========================  ========================

   Units outstanding, December 31, 2018..........................                    62,631                    209,597

Investments in shares of the Underlying Funds, at cost...........  $                691,794   $              2,315,787
Underlying Fund shares held......................................                    47,353                    205,084



                                                                      HARTFORD VALUE HLS
                                                                             FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                337,466
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   337,466
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   337,466
                                                                   ------------------------
   Net assets....................................................                   337,466
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    24,088

Investments in shares of the Underlying Funds, at cost...........  $                402,954
Underlying Fund shares held......................................                    26,385



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                           HIMCO VIT            HIMCO VIT PORTFOLIO
                                                                        INDEX FUND (b)         DIVERSIFIER FUND (b)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                     --   $                    --
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                        --                        --
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                        --                        --
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                        --                        --

Investments in shares of the Underlying Funds, at cost...........  $                     --   $                    --
Underlying Fund shares held......................................                        --                        --

                                                                         INVESCO V.I.
                                                                         BALANCED-RISK             INVESCO V.I.
                                                                        ALLOCATION FUND            COMSTOCK FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,506,183  $                64,135
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 1,506,183                   64,135
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,506,183                   64,135
                                                                   ------------------------  -----------------------
   Net assets....................................................                 1,506,183                   64,135
                                                                   ========================  =======================

   Units outstanding, December 31, 2018..........................                   138,934                    5,662

Investments in shares of the Underlying Funds, at cost...........   $             1,855,658  $                77,524
Underlying Fund shares held......................................                   161,262                    3,993


                                                                       INVESCO V.I. CORE
                                                                          EQUITY FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                488,741
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   488,741
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   488,741
                                                                   ------------------------
   Net assets....................................................                   488,741
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    39,654

Investments in shares of the Underlying Funds, at cost...........  $                574,202
Underlying Fund shares held......................................                    15,941


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                    INVESCO V.I. EQUITY AND      INVESCO V.I. GLOBAL
                                                                          INCOME FUND             REAL ESTATE FUND
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               508,062   $                304,486
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                   508,062                    304,486
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   508,062                    304,486
                                                                   -------------------------  ------------------------
   Net assets....................................................                   508,062                    304,486
                                                                   =========================  ========================

   Units outstanding, December 31, 2018..........................                    46,379                     30,305

Investments in shares of the Underlying Funds, at cost...........   $               546,728   $                331,976
Underlying Fund shares held......................................                    31,675                     20,259


                                                                         INVESCO V.I.              INVESCO V.I.
                                                                       GOVERNMENT MONEY        INTERNATIONAL GROWTH
                                                                          MARKET FUND                  FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              5,022,271  $              1,248,070
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,022,271                 1,248,070
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 5,022,271                 1,248,070
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,022,271                 1,248,070
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   514,302                   115,598

Investments in shares of the Underlying Funds, at cost...........  $              5,022,271  $              1,288,657
Underlying Fund shares held......................................                 5,022,271                    38,390



                                                                     INVESCO V.I. MID CAP
                                                                       CORE EQUITY FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                852,110
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   852,110
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   852,110
                                                                   ------------------------
   Net assets....................................................                   852,110
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    75,877

Investments in shares of the Underlying Funds, at cost...........  $              1,081,564
Underlying Fund shares held......................................                    79,488



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                    INVESCO V.I. SMALL CAP            IVY VIP
                                                                          EQUITY FUND               CORE EQUITY
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                939,376  $                  6,373
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   939,376                     6,373
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   939,376                     6,373
                                                                   ------------------------  ------------------------
   Net assets....................................................                   939,376                     6,373
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    84,589                       549

Investments in shares of the Underlying Funds, at cost...........  $              1,256,366  $                  7,282
Underlying Fund shares held......................................                    62,334                       590

                                                                                                  IVY VIP SECURIAN
                                                                      IVY VIP INTERNATIONAL          REAL ESTATE
                                                                           CORE EQUITY             SECURITIES (a)
                                                                   -------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,352,765    $                 29,062
   Investment income receivable..................................                        --                          --
                                                                   -------------------------  -------------------------
   Net assets....................................................                 1,352,765                      29,062
                                                                   =========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,352,765                      29,062
                                                                   -------------------------  -------------------------
   Net assets....................................................                 1,352,765                      29,062
                                                                   =========================  =========================

   Units outstanding, December 31, 2018..........................                   136,863                       2,754

Investments in shares of the Underlying Funds, at cost...........   $             1,438,754    $                 33,332
Underlying Fund shares held......................................                    92,289                       4,402



                                                                         IVY VIP VALUE
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                 4,562
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     4,562
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     4,562
                                                                   ------------------------
   Net assets....................................................                     4,562
                                                                   ========================

   Units outstanding, December 31, 2018..........................                       409

Investments in shares of the Underlying Funds, at cost...........   $                 5,201
Underlying Fund shares held......................................                       802


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                          LORD ABBETT               LORD ABBETT
                                                                        BOND DEBENTURE          FUNDAMENTAL EQUITY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             3,497,055  $              1,447,716
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,497,055                 1,447,716
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,497,055                 1,447,716
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,497,055                 1,447,716
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   308,246                    98,698

Investments in shares of the Underlying Funds, at cost...........   $             3,856,100  $              1,893,206
Underlying Fund shares held......................................                   315,619                   102,457


                                                                      LORD ABBETT GROWTH
                                                                         OPPORTUNITIES          LORD ABBETT MID CAP
                                                                           PORTFOLIO              STOCK PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                856,428  $                187,732
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   856,428                   187,732
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   856,428                   187,732
                                                                   ------------------------  ------------------------
   Net assets....................................................                   856,428                   187,732
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    61,559                    18,497

Investments in shares of the Underlying Funds, at cost...........  $              1,076,301  $                230,533
Underlying Fund shares held......................................                    81,720                     9,453


                                                                          LORD ABBETT
                                                                        SHORT DURATION
                                                                       INCOME PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                142,962
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   142,962
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   142,962
                                                                   ------------------------
   Net assets....................................................                   142,962
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    13,888

Investments in shares of the Underlying Funds, at cost...........  $                149,288
Underlying Fund shares held......................................                    10,175



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                        MFS(R) BLENDED            MFS(R) BLENDED
                                                                       RESEARCH(R) CORE        RESEARCH(R) SMALL CAP
                                                                       EQUITY PORTFOLIO          EQUITY PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 29,444   $               247,838
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                    29,444                   247,838
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    29,444                   247,838
                                                                   ------------------------  -------------------------
   Net assets....................................................                    29,444                   247,838
                                                                   ========================  =========================

   Units outstanding, December 31, 2018..........................                     2,534                    19,749

Investments in shares of the Underlying Funds, at cost...........  $                 31,517   $               285,009
Underlying Fund shares held......................................                       656                    22,696



                                                                      MFS(R) GLOBAL REAL
                                                                       ESTATE PORTFOLIO        MFS(R) GROWTH SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 98,538  $              4,107,782
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    98,538                 4,107,782
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    98,538                 4,107,782
                                                                   ------------------------  ------------------------
   Net assets....................................................                    98,538                 4,107,782
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     8,427                   241,048

Investments in shares of the Underlying Funds, at cost...........  $                107,527  $              3,668,260
Underlying Fund shares held......................................                     6,496                    90,760



                                                                     MFS(R) INTERNATIONAL
                                                                        VALUE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,299,572
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,299,572
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,299,572
                                                                   ------------------------
   Net assets....................................................                 1,299,572
                                                                   ========================

   Units outstanding, December 31, 2018..........................                   100,601

Investments in shares of the Underlying Funds, at cost...........  $              1,231,354
Underlying Fund shares held......................................                    52,828



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       MFS(R) INVESTORS          MFS(R) MID CAP
                                                                         TRUST SERIES             GROWTH SERIES
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               610,137  $                172,258
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  610,137                   172,258
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  610,137                   172,258
                                                                   -----------------------  ------------------------
   Net assets....................................................                  610,137                   172,258
                                                                   =======================  ========================

   Units outstanding, December 31, 2018..........................                   39,754                    13,245

Investments in shares of the Underlying Funds, at cost...........  $               628,362  $                193,888
Underlying Fund shares held......................................                   22,869                    22,429


                                                                        MFS(R) MID CAP        MFS(R) NEW DISCOVERY
                                                                        VALUE PORTFOLIO              SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,025,132  $             1,221,172
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,025,132                1,221,172
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,025,132                1,221,172
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,025,132                1,221,172
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    93,042                   90,035

Investments in shares of the Underlying Funds, at cost...........  $              1,164,461  $             1,355,786
Underlying Fund shares held......................................                   139,474                   76,755


                                                                        MFS(R) RESEARCH
                                                                    INTERNATIONAL PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 19,003
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    19,003
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    19,003
                                                                   ------------------------
   Net assets....................................................                    19,003
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     1,825

Investments in shares of the Underlying Funds, at cost...........  $                 19,508
Underlying Fund shares held......................................                     1,367



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                      MFS(R) TOTAL RETURN
                                                                          BOND SERIES        MFS(R) UTILITIES SERIES
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                85,941  $                131,246
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   85,941                   131,246
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   85,941                   131,246
                                                                   -----------------------  ------------------------
   Net assets....................................................                   85,941                   131,246
                                                                   =======================  ========================

   Units outstanding, December 31, 2018..........................                    8,348                    10,931

Investments in shares of the Underlying Funds, at cost...........  $                89,253  $                125,028
Underlying Fund shares held......................................                    6,914                     4,548


                                                                                                    OPPENHEIMER
                                                                                                 DISCOVERY MID CAP
                                                                      MFS(R) VALUE SERIES         GROWTH FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,829,871   $               282,131
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,829,871                   282,131
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,829,871                   282,131
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,829,871                   282,131
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   124,863                    23,250

Investments in shares of the Underlying Funds, at cost...........  $              1,983,365   $               306,295
Underlying Fund shares held......................................                   107,893                     4,380



                                                                          OPPENHEIMER
                                                                        GLOBAL FUND/VA
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 46,200
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    46,200
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    46,200
                                                                   ------------------------
   Net assets....................................................                    46,200
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     4,076

Investments in shares of the Underlying Funds, at cost...........  $                 55,950
Underlying Fund shares held......................................                     1,231



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER GLOBAL            OPPENHEIMER
                                                                      MULTI-ALTERNATIVES       INTERNATIONAL GROWTH
                                                                            FUND/VA                   FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                44,112  $                164,122
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    44,112                   164,122
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    44,112                   164,122
                                                                   ------------------------  ------------------------
   Net assets....................................................                    44,112                   164,122
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     4,613                    17,057

Investments in shares of the Underlying Funds, at cost...........   $                45,939  $                195,848
Underlying Fund shares held......................................                     4,658                    77,416


                                                                          OPPENHEIMER
                                                                          MAIN STREET             PIMCO ALL ASSET
                                                                     SMALL CAP FUND(R)/VA            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                136,729  $                438,375
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   136,729                   438,375
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   136,729                   438,375
                                                                   ------------------------  ------------------------
   Net assets....................................................                   136,729                   438,375
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    11,870                    41,599

Investments in shares of the Underlying Funds, at cost...........  $                163,473  $                466,120
Underlying Fund shares held......................................                     6,826                    43,619


                                                                        PIMCO COMMODITY
                                                                    REALRETURN(R) STRATEGY
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 77,185
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    77,185
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    77,185
                                                                   ------------------------
   Net assets....................................................                    77,185
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     8,356

Investments in shares of the Underlying Funds, at cost...........  $                 93,853
Underlying Fund shares held......................................                    12,674



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                                  PIMCO EMERGING
                                                                         PIMCO DYNAMIC             MARKETS BOND
                                                                      BOND PORTFOLIO (a)             PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $                25,449  $                185,101
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    25,449                   185,101
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    25,449                   185,101
                                                                   ------------------------  ------------------------
   Net assets....................................................                    25,449                   185,101
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     2,378                    16,489

Investments in shares of the Underlying Funds, at cost...........   $                25,608  $                200,831
Underlying Fund shares held......................................                     2,459                    15,412

                                                                         PIMCO GLOBAL
                                                                      MULTI-ASSET MANAGED        PIMCO HIGH YIELD
                                                                     ALLOCATION PORTFOLIO            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 24,317  $                102,166
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,317                   102,166
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    24,317                   102,166
                                                                   ------------------------  ------------------------
   Net assets....................................................                    24,317                   102,166
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     2,274                    10,368

Investments in shares of the Underlying Funds, at cost...........  $                 27,479  $                111,165
Underlying Fund shares held......................................                     2,213                    14,034

                                                                      PIMCO INTERNATIONAL
                                                                        BOND PORTFOLIO
                                                                   (U.S. DOLLAR-HEDGED) (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                422,979
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   422,979
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   422,979
                                                                   ------------------------
   Net assets....................................................                   422,979
                                                                   ========================

   Units outstanding, December 31, 2018..........................                    39,218

Investments in shares of the Underlying Funds, at cost...........  $                432,764
Underlying Fund shares held......................................                    39,020


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                          PIMCO REAL            PIMCO STOCKSPLUS(R)
                                                                       RETURN PORTFOLIO          GLOBAL PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 61,994   $               838,334
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                    61,994                   838,334
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    61,994                   838,334
                                                                   ------------------------  -------------------------
   Net assets....................................................                    61,994                   838,334
                                                                   ========================  =========================

   Units outstanding, December 31, 2018..........................                     6,180                    70,456

Investments in shares of the Underlying Funds, at cost...........  $                 64,539   $             1,167,741
Underlying Fund shares held......................................                     5,232                   119,421


                                                                          PIMCO TOTAL            PUTNAM VT EQUITY
                                                                       RETURN PORTFOLIO             INCOME FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,531,309  $              2,103,889
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,531,309                 2,103,889
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,531,309                 2,103,889
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,531,309                 2,103,889
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                   244,817                   150,584

Investments in shares of the Underlying Funds, at cost...........  $              2,626,192  $              2,016,791
Underlying Fund shares held......................................                   241,537                    90,999


                                                                       PUTNAM VT GLOBAL
                                                                     ASSET ALLOCATION FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 14,078
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    14,078
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    14,078
                                                                   ------------------------
   Net assets....................................................                    14,078
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     1,282

Investments in shares of the Underlying Funds, at cost...........  $                 16,002
Underlying Fund shares held......................................                       917



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                       PUTNAM VT GROWTH              PUTNAM VT
                                                                      OPPORTUNITIES FUND            INCOME FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,003,580  $              2,162,807
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,003,580                 2,162,807
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,003,580                 2,162,807
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,003,580                 2,162,807
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    75,684                   203,990

Investments in shares of the Underlying Funds, at cost...........  $                879,068  $              2,233,884
Underlying Fund shares held......................................                   104,867                   202,132

                                                                           PUTNAM VT
                                                                         INTERNATIONAL          PUTNAM VT MORTGAGE
                                                                          VALUE FUND            SECURITIES FUND (a)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 20,757  $                 25,467
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    20,757                    25,467
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    20,757                    25,467
                                                                   ------------------------  ------------------------
   Net assets....................................................                    20,757                    25,467
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                     2,102                     2,593

Investments in shares of the Underlying Funds, at cost...........  $                 25,139  $                 26,294
Underlying Fund shares held......................................                     2,218                     2,774

                                                                           PUTNAM VT
                                                                     MULTI-ASSET ABSOLUTE
                                                                        RETURN FUND (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 17,959
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    17,959
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    17,959
                                                                   ------------------------
   Net assets....................................................                    17,959
                                                                   ========================

   Units outstanding, December 31, 2018..........................                     1,884

Investments in shares of the Underlying Funds, at cost...........  $                 18,950
Underlying Fund shares held......................................                     1,896


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                      PUTNAM VT MULTI-CAP        PUTNAM VT SMALL CAP
                                                                         CORE FUND (a)               VALUE FUND
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  8,845   $                233,237
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                     8,845                    233,237
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     8,845                    233,237
                                                                   -------------------------  ------------------------
   Net assets....................................................                     8,845                    233,237
                                                                   =========================  ========================

   Units outstanding, December 31, 2018..........................                       722                     22,277

Investments in shares of the Underlying Funds, at cost...........  $                 10,531   $                357,838
Underlying Fund shares held......................................                       525                     26,325

                                                                        RATIONAL TREND         TOPS(R) MANAGED RISK
                                                                        AGGREGATION VA             BALANCED ETF
                                                                           FUND (a)                  PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                495,512  $             32,358,594
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   495,512                32,358,594
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   495,512                32,358,594
                                                                   ------------------------  ------------------------
   Net assets....................................................                   495,512                32,358,594
                                                                   ========================  ========================

   Units outstanding, December 31, 2018..........................                    41,827                 2,981,191

Investments in shares of the Underlying Funds, at cost...........  $                565,476  $             34,558,196
Underlying Fund shares held......................................                    46,137                 3,026,997


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                  TOPS(R) MANAGED RISK       TOPS(R) MANAGED RISK
                                                                                       GROWTH ETF               MODERATE GROWTH
                                                                                        PORTFOLIO                ETF PORTFOLIO
                                                                                -------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..............   $            103,772,231   $              69,037,021
   Investment income receivable..............................................                         --                          --
                                                                                -------------------------  -------------------------
   Net assets................................................................                103,772,231                  69,037,021
                                                                                =========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.....................................................                103,772,231                  69,037,021
                                                                                -------------------------  -------------------------
   Net assets................................................................                103,772,231                  69,037,021
                                                                                =========================  =========================

   Units outstanding, December 31, 2018......................................                  9,568,728                   6,224,626

Investments in shares of the Underlying Funds, at cost.......................   $            110,859,718   $              73,374,196
Underlying Fund shares held..................................................                  9,771,397                   6,310,514


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                   AB VPS GLOBAL BOND          AB VPS GROWTH AND
                                                                      PORTFOLIO (c)            INCOME PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                     389
   Expenses:
      Mortality and expense risk fees........................                        863                         382
      Other expense fees.....................................                        187                          96
                                                               --------------------------  --------------------------
      Total expenses.........................................                      1,050                         478
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (1,050)                        (89)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                       5,910
   Net realized gain (loss) from sales of investments........                     (4,467)                        (30)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (4,467)                      5,880
   Change in unrealized gain (loss)..........................                      3,981                      (9,291)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (486)                     (3,411)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (1,536)  $                  (3,500)
                                                               ==========================  ==========================

                                                                                               AMERICAN CENTURY VP
                                                                   AB VPS REAL ESTATE         CAPITAL APPRECIATION
                                                                  INVESTMENT PORTFOLIO                FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   5,899    $                     --
   Expenses:
      Mortality and expense risk fees........................                      2,283                         248
      Other expense fees.....................................                        502                         100
                                                               --------------------------  --------------------------
      Total expenses.........................................                      2,785                         348
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      3,114                        (348)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     14,192                         288
   Net realized gain (loss) from sales of investments........                     (2,801)                        884
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     11,391                       1,172
   Change in unrealized gain (loss)..........................                    (12,014)                     (2,894)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (623)                     (1,722)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                   2,491    $                 (2,070)
                                                               ==========================  ==========================


                                                                   AMERICAN CENTURY VP
                                                                       GROWTH FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,433
   Expenses:
      Mortality and expense risk fees........................                     19,918
      Other expense fees.....................................                      6,279
                                                               --------------------------
      Total expenses.........................................                     26,197
                                                               --------------------------
   Net investment income (loss)..............................                    (22,764)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     58,855
   Net realized gain (loss) from sales of investments........                    110,254
                                                               --------------------------
      Net realized gain (loss)...............................                    169,109
   Change in unrealized gain (loss)..........................                   (190,036)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (20,927)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (43,691)
                                                               ==========================


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                  AMERICAN CENTURY VP
                                                                   INCOME AND GROWTH         AMERICAN CENTURY VP
                                                                         FUND                MID CAP VALUE FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,906   $                 32,016
   Expenses:
      Mortality and expense risk fees........................                       909                     17,237
      Other expense fees.....................................                       227                      5,159
                                                               -------------------------  -------------------------
      Total expenses.........................................                     1,136                     22,396
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                       770                      9,620
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     8,226                    174,588
   Net realized gain (loss) from sales of investments........                       209                     67,270
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     8,435                    241,858
   Change in unrealized gain (loss)..........................                   (18,404)                  (569,797)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (9,969)                  (327,939)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 (9,199)  $               (318,319)
                                                               =========================  =========================


                                                                  AMERICAN CENTURY VP        AMERICAN FUNDS ASSET
                                                                      VALUE FUND                ALLOCATION FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 33,957    $                 26,497
   Expenses:
      Mortality and expense risk fees........................                    15,779                      12,355
      Other expense fees.....................................                     4,562                       3,506
                                                               -------------------------  --------------------------
      Total expenses.........................................                    20,341                      15,861
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    13,616                      10,636
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       155                      80,218
   Net realized gain (loss) from sales of investments........                    85,337                       1,917
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    85,492                      82,135
   Change in unrealized gain (loss)..........................                  (305,376)                   (198,557)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                  (219,884)                   (116,422)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $               (206,268)   $               (105,786)
                                                               =========================  ==========================

                                                                    AMERICAN FUNDS
                                                                 BLUE CHIP INCOME AND
                                                                      GROWTH FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 47,666
   Expenses:
      Mortality and expense risk fees........................                    17,135
      Other expense fees.....................................                     4,270
                                                               -------------------------
      Total expenses.........................................                    21,405
                                                               -------------------------
   Net investment income (loss)..............................                    26,261
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   133,403
   Net realized gain (loss) from sales of investments........                    43,185
                                                               -------------------------
      Net realized gain (loss)...............................                   176,588
   Change in unrealized gain (loss)..........................                  (492,913)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                  (316,325)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $               (290,064)
                                                               =========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                                AMERICAN FUNDS
                                                                     AMERICAN FUNDS             CAPITAL INCOME
                                                                        BOND FUND                 BUILDER(R)
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 11,431   $                 45,602
   Expenses:
      Mortality and expense risk fees........................                      4,957                     13,748
      Other expense fees.....................................                      1,108                      3,420
                                                               --------------------------  -------------------------
      Total expenses.........................................                      6,065                     17,168
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      5,366                     28,434
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        775                      3,912
   Net realized gain (loss) from sales of investments........                     (3,960)                    (1,409)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (3,185)                     2,503
   Change in unrealized gain (loss)..........................                    (14,505)                  (167,801)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (17,690)                  (165,298)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                (12,324)  $               (136,864)
                                                               ==========================  =========================

                                                                    AMERICAN FUNDS
                                                                   GLOBAL GROWTH AND           AMERICAN FUNDS
                                                                      INCOME FUND            GLOBAL GROWTH FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 27,128   $                   9,401
   Expenses:
      Mortality and expense risk fees........................                    12,528                      11,395
      Other expense fees.....................................                     4,182                       3,375
                                                               -------------------------  --------------------------
      Total expenses.........................................                    16,710                      14,770
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    10,418                      (5,369)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   148,898                     119,568
   Net realized gain (loss) from sales of investments........                   224,439                       8,434
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   373,337                     128,002
   Change in unrealized gain (loss)..........................                  (497,695)                   (316,748)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                  (124,358)                   (188,746)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $               (113,940)  $                (194,115)
                                                               =========================  ==========================


                                                                    AMERICAN FUNDS
                                                                      GROWTH FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 33,820
   Expenses:
      Mortality and expense risk fees........................                    83,256
      Other expense fees.....................................                    26,544
                                                               -------------------------
      Total expenses.........................................                   109,800
                                                               -------------------------
   Net investment income (loss)..............................                   (75,980)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 1,324,622
   Net realized gain (loss) from sales of investments........                   301,731
                                                               -------------------------
      Net realized gain (loss)...............................                 1,626,353
   Change in unrealized gain (loss)..........................                (1,584,811)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    41,542
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                (34,438)
                                                               =========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS             AMERICAN FUNDS
                                                                  GROWTH-INCOME FUND         INTERNATIONAL FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                104,862   $                 46,968
   Expenses:
      Mortality and expense risk fees........................                    52,288                     20,528
      Other expense fees.....................................                    16,301                      6,045
                                                               -------------------------  -------------------------
      Total expenses.........................................                    68,589                     26,573
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    36,273                     20,395
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   557,591                    134,637
   Net realized gain (loss) from sales of investments........                   103,488                     32,208
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   661,079                    166,845
   Change in unrealized gain (loss)..........................                  (904,394)                  (644,606)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  (243,315)                  (477,761)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $               (207,042)  $               (457,366)
                                                               =========================  =========================

                                                                    AMERICAN FUNDS
                                                                  MANAGED RISK ASSET            AMERICAN FUNDS
                                                                    ALLOCATION FUND             NEW WORLD FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $             10,131,138   $                  10,845
   Expenses:
      Mortality and expense risk fees........................                 4,793,810                      11,999
      Other expense fees.....................................                 2,282,787                       3,140
                                                               -------------------------  --------------------------
      Total expenses.........................................                 7,076,597                      15,139
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                 3,054,541                      (4,294)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                29,635,522                      42,534
   Net realized gain (loss) from sales of investments........                 7,971,355                       9,059
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                37,606,877                      51,593
   Change in unrealized gain (loss)..........................               (83,227,323)                   (300,110)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................               (45,620,446)                   (248,517)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $            (42,565,905)  $                (252,811)
                                                               =========================  ==========================


                                                                    BLACKROCK BASIC
                                                                    VALUE V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    625
   Expenses:
      Mortality and expense risk fees........................                       302
      Other expense fees.....................................                        72
                                                               -------------------------
      Total expenses.........................................                       374
                                                               -------------------------
   Net investment income (loss)..............................                       251
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     4,377
   Net realized gain (loss) from sales of investments........                        68
                                                               -------------------------
      Net realized gain (loss)...............................                     4,445
   Change in unrealized gain (loss)..........................                    (8,098)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    (3,653)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 (3,402)
                                                               =========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                   BLACKROCK CAPITAL          BLACKROCK EQUITY
                                                                APPRECIATION V.I. FUND       DIVIDEND V.I. FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                 46,508
   Expenses:
      Mortality and expense risk fees........................                    13,190                     17,036
      Other expense fees.....................................                     4,077                      5,599
                                                               -------------------------  -------------------------
      Total expenses.........................................                    17,267                     22,635
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                   (17,267)                    23,873
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   599,535                    185,390
   Net realized gain (loss) from sales of investments........                    58,445                     77,569
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   657,980                    262,959
   Change in unrealized gain (loss)..........................                  (614,635)                  (470,763)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    43,345                   (207,804)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 26,078   $               (183,931)
                                                               =========================  =========================

                                                                   BLACKROCK GLOBAL         BLACKROCK HIGH YIELD
                                                                 ALLOCATION V.I. FUND             V.I. FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 40,245   $                  69,481
   Expenses:
      Mortality and expense risk fees........................                    31,552                       8,615
      Other expense fees.....................................                    10,066                       4,001
                                                               -------------------------  --------------------------
      Total expenses.........................................                    41,618                      12,616
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (1,373)                     56,865
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   205,803                          --
   Net realized gain (loss) from sales of investments........                    23,254                      (5,323)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   229,057                      (5,323)
   Change in unrealized gain (loss)..........................                  (618,671)                    (99,679)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                  (389,614)                   (105,002)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $               (390,987)  $                 (48,137)
                                                               =========================  ==========================

                                                                    BLACKROCK MANAGED
                                                                VOLATILITY V.I. FUND (b)
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                324,759
   Expenses:
      Mortality and expense risk fees........................                     90,529
      Other expense fees.....................................                     29,741
                                                               --------------------------
      Total expenses.........................................                    120,270
                                                               --------------------------
   Net investment income (loss)..............................                    204,489
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    208,578
   Net realized gain (loss) from sales of investments........                     23,828
                                                               --------------------------
      Net realized gain (loss)...............................                    232,406
   Change in unrealized gain (loss)..........................                   (498,353)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (265,947)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                (61,458)
                                                               ==========================


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                   BLACKROCK S&P 500          BLACKROCK S&P 500
                                                                    INDEX V.I. FUND            INDEX V.I. FUND
                                                                       CLASS II                 CLASS III (b)
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 25,951   $                  18,722
   Expenses:
      Mortality and expense risk fees........................                    16,031                       9,972
      Other expense fees.....................................                     4,135                       3,015
                                                               -------------------------  --------------------------
      Total expenses.........................................                    20,166                      12,987
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     5,785                       5,735
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   118,988                      90,118
   Net realized gain (loss) from sales of investments........                    14,140                      20,659
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   133,128                     110,777
   Change in unrealized gain (loss)..........................                  (390,346)                   (218,142)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                  (257,218)                   (107,365)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $               (251,433)  $                (101,630)
                                                               =========================  ==========================

                                                                                                BLACKROCK U.S.
                                                                     BLACKROCK TOTAL            GOVERNMENT BOND
                                                                    RETURN V.I. FUND               V.I. FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  31,701   $                  3,065
   Expenses:
      Mortality and expense risk fees........................                     10,151                      1,451
      Other expense fees.....................................                      2,586                        510
                                                               --------------------------  -------------------------
      Total expenses.........................................                     12,737                      1,961
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     18,964                      1,104
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                     (6,431)                    (4,008)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (6,431)                    (4,008)
   Change in unrealized gain (loss)..........................                    (36,751)                      (740)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (43,182)                    (4,748)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 (24,218)  $                 (3,644)
                                                               ==========================  =========================

                                                                     CALVERT VP EAFE
                                                                   INTERNATIONAL INDEX
                                                                        PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 16,798
   Expenses:
      Mortality and expense risk fees........................                      5,943
      Other expense fees.....................................                      1,359
                                                               --------------------------
      Total expenses.........................................                      7,302
                                                               --------------------------
   Net investment income (loss)..............................                      9,496
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     59,772
                                                               --------------------------
      Net realized gain (loss)...............................                     59,772
   Change in unrealized gain (loss)..........................                   (162,609)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (102,837)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                (93,341)
                                                               ==========================


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       CALVERT VP                 CALVERT VP
                                                                    INVESTMENT GRADE              NASDAQ 100
                                                                  BOND INDEX PORTFOLIO          INDEX PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   9,571   $                 11,073
   Expenses:
      Mortality and expense risk fees........................                      2,364                     16,264
      Other expense fees.....................................                        901                      6,084
                                                               --------------------------  -------------------------
      Total expenses.........................................                      3,265                     22,348
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      6,306                    (11,275)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     32,119
   Net realized gain (loss) from sales of investments........                     (8,925)                    54,078
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (8,925)                    86,197
   Change in unrealized gain (loss)..........................                     (3,809)                   (92,901)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (12,734)                    (6,704)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (6,428)  $                (17,979)
                                                               ==========================  =========================

                                                                      CALVERT VP                  CALVERT VP
                                                                 RUSSELL 2000(R) SMALL          S&P MIDCAP 400
                                                                  CAP INDEX PORTFOLIO           INDEX PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  13,775   $                 13,785
   Expenses:
      Mortality and expense risk fees........................                      9,804                      5,876
      Other expense fees.....................................                      2,668                      1,824
                                                               --------------------------  -------------------------
      Total expenses.........................................                     12,472                      7,700
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      1,303                      6,085
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     62,777                     71,425
   Net realized gain (loss) from sales of investments........                     83,914                     (2,507)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    146,691                     68,918
   Change in unrealized gain (loss)..........................                   (257,332)                  (228,744)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (110,641)                  (159,826)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (109,338)  $               (153,741)
                                                               ==========================  =========================

                                                                         DFA VA
                                                                       GLOBAL BOND
                                                                        PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  13,980
   Expenses:
      Mortality and expense risk fees........................                     15,840
      Other expense fees.....................................                      9,324
                                                               --------------------------
      Total expenses.........................................                     25,164
                                                               --------------------------
   Net investment income (loss)..............................                    (11,184)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (38,196)
                                                               --------------------------
      Net realized gain (loss)...............................                    (38,196)
   Change in unrealized gain (loss)..........................                     45,767
                                                               --------------------------
      Net realized and unrealized gain (loss)................                      7,571
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (3,613)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                         DFA VA                      DFA VA
                                                                   INTERNATIONAL VALUE           US LARGE VALUE
                                                                        PORTFOLIO                   PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   8,190    $                 11,642
   Expenses:
      Mortality and expense risk fees........................                     17,403                      10,593
      Other expense fees.....................................                     10,220                       6,371
                                                               --------------------------  --------------------------
      Total expenses.........................................                     27,623                      16,964
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                    (19,433)                     (5,322)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        847                      11,456
   Net realized gain (loss) from sales of investments........                     69,130                     123,492
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     69,977                     134,948
   Change in unrealized gain (loss)..........................                   (234,226)                   (164,230)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (164,249)                    (29,282)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                (183,682)   $                (34,604)
                                                               ==========================  ==========================

                                                                         DFA VA                 FT VIP FRANKLIN
                                                                    US TARGETED VALUE         GLOBAL REAL ESTATE
                                                                        PORTFOLIO                  VIP FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  2,887   $                  1,908
   Expenses:
      Mortality and expense risk fees........................                     19,125                        583
      Other expense fees.....................................                     11,287                        214
                                                               --------------------------  -------------------------
      Total expenses.........................................                     30,412                        797
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                    (27,525)                     1,111
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     16,806                         --
   Net realized gain (loss) from sales of investments........                    408,174                        (55)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    424,980                        (55)
   Change in unrealized gain (loss)..........................                   (236,345)                    (6,649)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    188,635                     (6,704)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                161,110   $                 (5,593)
                                                               ==========================  =========================


                                                                    FT VIP FRANKLIN
                                                                    INCOME VIP FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 143,235
   Expenses:
      Mortality and expense risk fees........................                     16,626
      Other expense fees.....................................                      6,164
                                                               --------------------------
      Total expenses.........................................                     22,790
                                                               --------------------------
   Net investment income (loss)..............................                    120,445
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                      9,509
                                                               --------------------------
      Net realized gain (loss)...............................                      9,509
   Change in unrealized gain (loss)..........................                   (287,471)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (277,962)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                (157,517)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    FT VIP FRANKLIN            FT VIP FRANKLIN
                                                                     MUTUAL GLOBAL              MUTUAL SHARES
                                                                  DISCOVERY VIP FUND              VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,034   $                  53,301
   Expenses:
      Mortality and expense risk fees........................                       457                      16,680
      Other expense fees.....................................                       111                       4,775
                                                               -------------------------  --------------------------
      Total expenses.........................................                       568                      21,455
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                       466                      31,846
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       590                      85,707
   Net realized gain (loss) from sales of investments........                     1,566                         925
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                     2,156                      86,632
   Change in unrealized gain (loss)..........................                    (9,031)                   (341,665)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (6,875)                   (255,033)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (6,409)  $                (223,187)
                                                               =========================  ==========================

                                                                     FT VIP FRANKLIN            FT VIP FRANKLIN
                                                                    RISING DIVIDENDS            SMALL CAP VALUE
                                                                        VIP FUND                   VIP FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  32,335   $                 14,426
   Expenses:
      Mortality and expense risk fees........................                     18,826                     13,616
      Other expense fees.....................................                      5,171                      3,927
                                                               --------------------------  -------------------------
      Total expenses.........................................                     23,997                     17,543
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      8,338                     (3,117)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    165,475                    282,298
   Net realized gain (loss) from sales of investments........                     57,734                    (36,377)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    223,209                    245,921
   Change in unrealized gain (loss)..........................                   (341,874)                  (476,517)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (118,665)                  (230,596)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (110,327)  $               (233,713)
                                                               ==========================  =========================

                                                                     FT VIP FRANKLIN
                                                                    STRATEGIC INCOME
                                                                        VIP FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 27,673
   Expenses:
      Mortality and expense risk fees........................                     10,597
      Other expense fees.....................................                      2,362
                                                               --------------------------
      Total expenses.........................................                     12,959
                                                               --------------------------
   Net investment income (loss)..............................                     14,714
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (24,187)
                                                               --------------------------
      Net realized gain (loss)...............................                    (24,187)
   Change in unrealized gain (loss)..........................                    (31,094)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (55,281)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                (40,567)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                   FT VIP TEMPLETON           FT VIP TEMPLETON
                                                                  FOREIGN SECURITIES             GLOBAL BOND
                                                                         FUND                  SECURITIES FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 20,803   $                     --
   Expenses:
      Mortality and expense risk fees........................                     5,685                     28,159
      Other expense fees.....................................                     1,749                      7,521
                                                               -------------------------  -------------------------
      Total expenses.........................................                     7,434                     35,680
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    13,369                    (35,680)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                     2,894                    (27,865)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     2,894                    (27,865)
   Change in unrealized gain (loss)..........................                  (175,150)                    98,240
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  (172,256)                    70,375
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $               (158,887)  $                 34,695
                                                               =========================  =========================

                                                                                               GLOBAL ATLANTIC
                                                                   FT VIP TEMPLETON           AMERICAN FUNDS(R)
                                                                   GROWTH SECURITIES            MANAGED RISK
                                                                         FUND                     PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 22,227   $               2,986,079
   Expenses:
      Mortality and expense risk fees........................                     7,855                   1,430,564
      Other expense fees.....................................                     2,421                     475,770
                                                               -------------------------  --------------------------
      Total expenses.........................................                    10,276                   1,906,334
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    11,951                   1,079,745
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   101,152                   6,477,879
   Net realized gain (loss) from sales of investments........                    27,957                   2,301,091
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   129,109                   8,778,970
   Change in unrealized gain (loss)..........................                  (319,781)                (22,556,170)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                  (190,672)                (13,777,200)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $               (178,721)  $             (12,697,455)
                                                               =========================  ==========================

                                                                    GLOBAL ATLANTIC
                                                                       BALANCED
                                                                     MANAGED RISK
                                                                       PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              1,095,287
   Expenses:
      Mortality and expense risk fees........................                   577,923
      Other expense fees.....................................                   184,619
                                                               -------------------------
      Total expenses.........................................                   762,542
                                                               -------------------------
   Net investment income (loss)..............................                   332,745
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                 1,310,483
                                                               -------------------------
      Net realized gain (loss)...............................                 1,310,483
   Change in unrealized gain (loss)..........................                (7,394,615)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                (6,084,132)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $             (5,751,387)
                                                               =========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC             GLOBAL ATLANTIC
                                                                   BLACKROCK GLOBAL          FRANKLIN DIVIDEND AND
                                                                  ALLOCATION MANAGED            INCOME MANAGED
                                                                    RISK PORTFOLIO              RISK PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $               4,664,325   $               2,765,677
   Expenses:
      Mortality and expense risk fees........................                  1,695,317                   1,869,822
      Other expense fees.....................................                    548,601                     731,370
                                                               --------------------------  --------------------------
      Total expenses.........................................                  2,243,918                   2,601,192
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                  2,420,407                     164,485
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                   (505,333)                  4,448,590
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                   (505,333)                  4,448,590
   Change in unrealized gain (loss)..........................                (24,951,826)                (23,797,566)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                (25,457,159)                (19,348,976)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $             (23,036,752)  $             (19,184,491)
                                                               ==========================  ==========================

                                                                     GLOBAL ATLANTIC
                                                                      GOLDMAN SACHS             GLOBAL ATLANTIC
                                                                     DYNAMIC TRENDS             GROWTH MANAGED
                                                                  ALLOCATION PORTFOLIO          RISK PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 145,554   $              4,869,325
   Expenses:
      Mortality and expense risk fees........................                    179,927                  3,149,693
      Other expense fees.....................................                     82,887                  1,199,545
                                                               --------------------------  -------------------------
      Total expenses.........................................                    262,814                  4,349,238
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                   (117,260)                   520,087
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                  1,262,824                         --
   Net realized gain (loss) from sales of investments........                    279,660                  4,990,131
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                  1,542,484                  4,990,131
   Change in unrealized gain (loss)..........................                 (3,573,537)               (43,895,422)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                 (2,031,053)               (38,905,291)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $              (2,148,313)  $            (38,385,204)
                                                               ==========================  =========================

                                                                    GLOBAL ATLANTIC
                                                                    MODERATE GROWTH
                                                                     MANAGED RISK
                                                                       PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              1,615,979
   Expenses:
      Mortality and expense risk fees........................                   892,058
      Other expense fees.....................................                   301,417
                                                               -------------------------
      Total expenses.........................................                 1,193,475
                                                               -------------------------
   Net investment income (loss)..............................                   422,504
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                 1,712,200
                                                               -------------------------
      Net realized gain (loss)...............................                 1,712,200
   Change in unrealized gain (loss)..........................               (12,864,768)
                                                               -------------------------
      Net realized and unrealized gain (loss)................               (11,152,568)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $            (10,730,064)
                                                               =========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC             GLOBAL ATLANTIC
                                                                    MOTIF AGING OF            MOTIF TECHNOLOGICAL
                                                                        AMERICA                   INNOVATIONS
                                                                     PORTFOLIO (c)               PORTFOLIO (c)
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                      --
   Expenses:
      Mortality and expense risk fees........................                        12                         207
      Other expense fees.....................................                         3                          52
                                                               -------------------------  --------------------------
      Total expenses.........................................                        15                         259
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                       (15)                       (259)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                       9,109
   Net realized gain (loss) from sales of investments........                       (56)                     (7,613)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                       (56)                      1,496
   Change in unrealized gain (loss)..........................                        25                        (385)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (31)                      1,111
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (46)  $                     852
                                                               =========================  ==========================

                                                                     GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                     PIMCO TACTICAL             SELECT ADVISOR
                                                                       ALLOCATION                MANAGED RISK
                                                                        PORTFOLIO                  PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                266,072   $               1,102,576
   Expenses:
      Mortality and expense risk fees........................                    145,348                     733,692
      Other expense fees.....................................                     79,189                     296,892
                                                               --------------------------  --------------------------
      Total expenses.........................................                    224,537                   1,030,584
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     41,535                      71,992
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    918,155                   1,454,917
   Net realized gain (loss) from sales of investments........                    339,667                   1,671,817
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                  1,257,822                   3,126,734
   Change in unrealized gain (loss)..........................                 (3,230,643)                (11,164,004)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                 (1,972,821)                 (8,037,270)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $             (1,931,286)  $              (7,965,278)
                                                               ==========================  ==========================

                                                                    GLOBAL ATLANTIC
                                                                  WELLINGTON RESEARCH
                                                                     MANAGED RISK
                                                                       PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              3,040,552
   Expenses:
      Mortality and expense risk fees........................                 2,894,207
      Other expense fees.....................................                   926,069
                                                               -------------------------
      Total expenses.........................................                 3,820,276
                                                               -------------------------
   Net investment income (loss)..............................                  (779,724)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 8,589,975
   Net realized gain (loss) from sales of investments........                 7,965,775
                                                               -------------------------
      Net realized gain (loss)...............................                16,555,750
   Change in unrealized gain (loss)..........................               (41,585,967)
                                                               -------------------------
      Net realized and unrealized gain (loss)................               (25,030,217)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $            (25,809,941)
                                                               =========================


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC             GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC            WILSHIRE DYNAMIC
                                                                     CONSERVATIVE              GROWTH ALLOCATION
                                                                 ALLOCATION PORTFOLIO              PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     538   $                   3,052
   Expenses:
      Mortality and expense risk fees........................                         55                         590
      Other expense fees.....................................                         25                         160
                                                               --------------------------  --------------------------
      Total expenses.........................................                         80                         750
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        458                       2,302
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        288                      14,916
   Net realized gain (loss) from sales of investments........                          7                      29,261
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        295                      44,177
   Change in unrealized gain (loss)..........................                     (1,296)                    (50,717)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (1,001)                     (6,540)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (543)  $                  (4,238)
                                                               ==========================  ==========================

                                                                     GLOBAL ATLANTIC
                                                                    WILSHIRE DYNAMIC            GOLDMAN SACHS VIT
                                                                   MODERATE ALLOCATION          CORE FIXED INCOME
                                                                      PORTFOLIO (c)                   FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                  69,334
   Expenses:
      Mortality and expense risk fees........................                         58                      16,396
      Other expense fees.....................................                         21                       7,144
                                                               --------------------------  --------------------------
      Total expenses.........................................                         79                      23,540
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        (79)                     45,794
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                        292                     (12,540)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        292                     (12,540)
   Change in unrealized gain (loss)..........................                       (831)                    (78,224)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (539)                    (90,764)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                    (618)  $                 (44,970)
                                                               ==========================  ==========================


                                                                   GOLDMAN SACHS VIT
                                                                     GLOBAL TRENDS
                                                                    ALLOCATION FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,421
   Expenses:
      Mortality and expense risk fees........................                      3,048
      Other expense fees.....................................                        814
                                                               --------------------------
      Total expenses.........................................                      3,862
                                                               --------------------------
   Net investment income (loss)..............................                     (1,441)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      5,506
   Net realized gain (loss) from sales of investments........                      5,448
                                                               --------------------------
      Net realized gain (loss)...............................                     10,954
   Change in unrealized gain (loss)..........................                    (28,047)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (17,093)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (18,534)
                                                               ==========================


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                  GROWTH OPPORTUNITIES       HIGH QUALITY FLOATING
                                                                          FUND                     RATE FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                   3,594
   Expenses:
      Mortality and expense risk fees........................                      1,704                       1,589
      Other expense fees.....................................                        419                         381
                                                               --------------------------  --------------------------
      Total expenses.........................................                      2,123                       1,970
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (2,123)                      1,624
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     41,698                          --
   Net realized gain (loss) from sales of investments........                      4,404                          57
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     46,102                          57
   Change in unrealized gain (loss)..........................                    (47,095)                     (1,538)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (993)                     (1,481)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (3,116)  $                     143
                                                               ==========================  ==========================

                                                                    GOLDMAN SACHS VIT
                                                                  INTERNATIONAL EQUITY          GOLDMAN SACHS VIT
                                                                    INSIGHTS FUND (a)          MID CAP VALUE FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,632    $                    856
   Expenses:
      Mortality and expense risk fees........................                        462                       3,223
      Other expense fees.....................................                        205                         727
                                                               --------------------------  --------------------------
      Total expenses.........................................                        667                       3,950
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        965                      (3,094)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     17,538                      19,297
   Net realized gain (loss) from sales of investments........                        172                      30,141
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     17,710                      49,438
   Change in unrealized gain (loss)..........................                    (36,403)                    (50,381)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (18,693)                       (943)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (17,728)   $                 (4,037)
                                                               ==========================  ==========================

                                                                    GOLDMAN SACHS VIT
                                                                     MULTI-STRATEGY
                                                                 ALTERNATIVES PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,280
   Expenses:
      Mortality and expense risk fees........................                        852
      Other expense fees.....................................                        214
                                                               --------------------------
      Total expenses.........................................                      1,066
                                                               --------------------------
   Net investment income (loss)..............................                      1,214
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     (1,533)
                                                               --------------------------
      Net realized gain (loss)...............................                     (1,533)
   Change in unrealized gain (loss)..........................                     (8,370)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (9,903)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (8,689)
                                                               ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                    SMALL CAP EQUITY           STRATEGIC INCOME
                                                                      INSIGHTS FUND                FUND (c)
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     799   $                  1,435
   Expenses:
      Mortality and expense risk fees........................                      3,117                      1,337
      Other expense fees.....................................                        779                        518
                                                               --------------------------  -------------------------
      Total expenses.........................................                      3,896                      1,855
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     (3,097)                      (420)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     53,410                         --
   Net realized gain (loss) from sales of investments........                      5,275                    (44,950)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     58,685                    (44,950)
   Change in unrealized gain (loss)..........................                    (83,802)                    45,380
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (25,117)                       430
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 (28,214)  $                     10
                                                               ==========================  =========================

                                                                   GOLDMAN SACHS VIT           HARTFORD CAPITAL
                                                                 U.S. EQUITY INSIGHTS          APPRECIATION HLS
                                                                         FUND                        FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  23,086   $                 21,911
   Expenses:
      Mortality and expense risk fees........................                     19,529                     24,178
      Other expense fees.....................................                      4,882                      8,579
                                                               --------------------------  -------------------------
      Total expenses.........................................                     24,411                     32,757
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     (1,325)                   (10,846)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    349,100                    350,833
   Net realized gain (loss) from sales of investments........                     10,262                    (31,766)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    359,362                    319,067
   Change in unrealized gain (loss)..........................                   (524,069)                  (559,812)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (164,707)                  (240,745)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (166,032)  $               (251,591)
                                                               ==========================  =========================


                                                                  HARTFORD DIVIDEND AND
                                                                     GROWTH HLS FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  44,785
   Expenses:
      Mortality and expense risk fees........................                     19,391
      Other expense fees.....................................                      5,579
                                                               --------------------------
      Total expenses.........................................                     24,970
                                                               --------------------------
   Net investment income (loss)..............................                     19,815
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    293,627
   Net realized gain (loss) from sales of investments........                     (7,712)
                                                               --------------------------
      Net realized gain (loss)...............................                    285,915
   Change in unrealized gain (loss)..........................                   (454,214)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (168,299)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                (148,484)
                                                               ==========================


(c)   Fund liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    HARTFORD GROWTH
                                                                   OPPORTUNITIES HLS         HARTFORD HIGH YIELD
                                                                         FUND                     HLS FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                  44,343
   Expenses:
      Mortality and expense risk fees........................                     1,248                       4,769
      Other expense fees.....................................                       263                       1,478
                                                               -------------------------  --------------------------
      Total expenses.........................................                     1,511                       6,247
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (1,511)                     38,096
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    17,742                          --
   Net realized gain (loss) from sales of investments........                     4,476                      (9,437)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    22,218                      (9,437)
   Change in unrealized gain (loss)..........................                   (15,957)                    (57,667)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     6,261                     (67,104)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  4,750   $                 (29,008)
                                                               =========================  ==========================

                                                                 HARTFORD INTERNATIONAL
                                                                      OPPORTUNITIES          HARTFORD TOTAL RETURN
                                                                        HLS FUND                 BOND HLS FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  13,416   $                 86,792
   Expenses:
      Mortality and expense risk fees........................                      5,040                     19,508
      Other expense fees.....................................                      1,604                      6,341
                                                               --------------------------  -------------------------
      Total expenses.........................................                      6,644                     25,849
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      6,772                     60,943
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                      8,357
   Net realized gain (loss) from sales of investments........                     20,033                    (33,206)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     20,033                    (24,849)
   Change in unrealized gain (loss)..........................                   (184,387)                   (96,215)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (164,354)                  (121,064)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (157,582)  $                (60,121)
                                                               ==========================  =========================


                                                                   HARTFORD VALUE HLS
                                                                          FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   5,254
   Expenses:
      Mortality and expense risk fees........................                      2,539
      Other expense fees.....................................                        747
                                                               --------------------------
      Total expenses.........................................                      3,286
                                                               --------------------------
   Net investment income (loss)..............................                      1,968
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     35,466
   Net realized gain (loss) from sales of investments........                        821
                                                               --------------------------
      Net realized gain (loss)...............................                     36,287
   Change in unrealized gain (loss)..........................                    (79,740)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (43,453)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (41,485)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                       HIMCO VIT             HIMCO VIT PORTFOLIO
                                                                    INDEX FUND (b)          DIVERSIFIER FUND (b)
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 47,759   $                 368,881
   Expenses:
      Mortality and expense risk fees........................                     4,771                      43,877
      Other expense fees.....................................                     2,468                      14,332
                                                               -------------------------  --------------------------
      Total expenses.........................................                     7,239                      58,209
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    40,520                     310,672
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   198,038                          --
   Net realized gain (loss) from sales of investments........                   121,157                  (3,750,895)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   319,195                  (3,750,895)
   Change in unrealized gain (loss)..........................                  (356,562)                  2,930,391
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (37,367)                   (820,504)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  3,153   $                (509,832)
                                                               =========================  ==========================

                                                                      INVESCO V.I.
                                                                      BALANCED-RISK              INVESCO V.I.
                                                                     ALLOCATION FUND             COMSTOCK FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  21,210   $                  1,071
   Expenses:
      Mortality and expense risk fees........................                     11,294                        595
      Other expense fees.....................................                      3,371                        148
                                                               --------------------------  -------------------------
      Total expenses.........................................                     14,665                        743
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      6,545                        328
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    147,056                      7,363
   Net realized gain (loss) from sales of investments........                    (27,428)                        20
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    119,628                      7,383
   Change in unrealized gain (loss)..........................                   (255,581)                   (17,502)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (135,953)                   (10,119)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (129,408)  $                 (9,791)
                                                               ==========================  =========================


                                                                    INVESCO V.I. CORE
                                                                       EQUITY FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --
   Expenses:
      Mortality and expense risk fees........................                      4,643
      Other expense fees.....................................                      1,253
                                                               --------------------------
      Total expenses.........................................                      5,896
                                                               --------------------------
   Net investment income (loss)..............................                     (5,896)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     35,309
   Net realized gain (loss) from sales of investments........                      7,044
                                                               --------------------------
      Net realized gain (loss)...............................                     42,353
   Change in unrealized gain (loss)..........................                    (94,682)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (52,329)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                (58,225)
                                                               ==========================


(b)   Merger. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                 INVESCO V.I. EQUITY AND      INVESCO V.I. GLOBAL
                                                                       INCOME FUND             REAL ESTATE FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 11,211    $                 12,373
   Expenses:
      Mortality and expense risk fees........................                      4,847                       1,857
      Other expense fees.....................................                      1,196                         663
                                                               --------------------------  --------------------------
      Total expenses.........................................                      6,043                       2,520
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      5,168                       9,853
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     24,909                       4,126
   Net realized gain (loss) from sales of investments........                     22,763                        (705)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     47,672                       3,421
   Change in unrealized gain (loss)..........................                   (104,726)                    (36,365)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (57,054)                    (32,944)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                (51,886)   $                (23,091)
                                                               ==========================  ==========================

                                                                     INVESCO V.I.              INVESCO V.I.
                                                                   GOVERNMENT MONEY        INTERNATIONAL GROWTH
                                                                      MARKET FUND                  FUND
                                                               ------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                164,176  $                  24,772
   Expenses:
      Mortality and expense risk fees........................                    98,546                      8,766
      Other expense fees.....................................                    34,460                      2,961
                                                               ------------------------  --------------------------
      Total expenses.........................................                   133,006                     11,727
                                                               ------------------------  --------------------------
   Net investment income (loss)..............................                    31,170                     13,045
                                                               ------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                      9,717
   Net realized gain (loss) from sales of investments........                        --                     72,471
                                                               ------------------------  --------------------------
      Net realized gain (loss)...............................                        --                     82,188
   Change in unrealized gain (loss)..........................                        --                   (324,543)
                                                               ------------------------  --------------------------
      Net realized and unrealized gain (loss)................                        --                   (242,355)
                                                               ------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 31,170  $                (229,310)
                                                               ========================  ==========================


                                                                 INVESCO V.I. MID CAP
                                                                   CORE EQUITY FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  1,188
   Expenses:
      Mortality and expense risk fees........................                      8,326
      Other expense fees.....................................                      2,079
                                                               --------------------------
      Total expenses.........................................                     10,405
                                                               --------------------------
   Net investment income (loss)..............................                     (9,217)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    152,199
   Net realized gain (loss) from sales of investments........                    (20,768)
                                                               --------------------------
      Net realized gain (loss)...............................                    131,431
   Change in unrealized gain (loss)..........................                   (253,680)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (122,249)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $               (131,466)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                INVESCO V.I. SMALL CAP               IVY VIP
                                                                      EQUITY FUND                  CORE EQUITY
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --    $                     35
   Expenses:
      Mortality and expense risk fees........................                      7,738                          50
      Other expense fees.....................................                      2,163                          12
                                                               --------------------------  --------------------------
      Total expenses.........................................                      9,901                          62
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (9,901)                        (27)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     77,799                         587
   Net realized gain (loss) from sales of investments........                     (6,333)                        (14)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     71,466                         573
   Change in unrealized gain (loss)..........................                   (239,080)                     (1,072)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (167,614)                       (499)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                (177,515)   $                   (526)
                                                               ==========================  ==========================

                                                                                                IVY VIP SECURIAN
                                                                  IVY VIP INTERNATIONAL            REAL ESTATE
                                                                       CORE EQUITY               SECURITIES (a)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  26,112   $                     507
   Expenses:
      Mortality and expense risk fees........................                     13,355                         253
      Other expense fees.....................................                      3,330                          63
                                                               --------------------------  --------------------------
      Total expenses.........................................                     16,685                         316
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      9,427                         191
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     45,659                       2,167
   Net realized gain (loss) from sales of investments........                     16,167                        (283)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     61,826                       1,884
   Change in unrealized gain (loss)..........................                   (384,836)                     (3,938)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (323,010)                     (2,054)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                (313,583)  $                  (1,863)
                                                               ==========================  ==========================



                                                                      IVY VIP VALUE
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      92
   Expenses:
      Mortality and expense risk fees........................                         32
      Other expense fees.....................................                          8
                                                               --------------------------
      Total expenses.........................................                         40
                                                               --------------------------
   Net investment income (loss)..............................                         52
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        149
   Net realized gain (loss) from sales of investments........                         (1)
                                                               --------------------------
      Net realized gain (loss)...............................                        148
   Change in unrealized gain (loss)..........................                       (638)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                       (490)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                    (438)
                                                               ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       LORD ABBETT                LORD ABBETT
                                                                     BOND DEBENTURE           FUNDAMENTAL EQUITY
                                                                        PORTFOLIO                  PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                161,981   $                  23,353
   Expenses:
      Mortality and expense risk fees........................                     24,175                       9,713
      Other expense fees.....................................                      7,261                       3,284
                                                               --------------------------  --------------------------
      Total expenses.........................................                     31,436                      12,997
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                    130,545                      10,356
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     83,068                     236,000
   Net realized gain (loss) from sales of investments........                     (2,944)                    (12,666)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     80,124                     223,334
   Change in unrealized gain (loss)..........................                   (383,803)                   (368,346)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (303,679)                   (145,012)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $               (173,134)  $                (134,656)
                                                               ==========================  ==========================

                                                                   LORD ABBETT GROWTH
                                                                      OPPORTUNITIES            LORD ABBETT MID CAP
                                                                        PORTFOLIO                STOCK PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --   $                   1,491
   Expenses:
      Mortality and expense risk fees........................                      5,494                         709
      Other expense fees.....................................                      1,861                         175
                                                               --------------------------  --------------------------
      Total expenses.........................................                      7,355                         884
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (7,355)                        607
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    202,014                       7,131
   Net realized gain (loss) from sales of investments........                     12,316                        (193)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    214,330                       6,938
   Change in unrealized gain (loss)..........................                   (238,285)                    (38,376)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (23,955)                    (31,438)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                (31,310)  $                 (30,831)
                                                               ==========================  ==========================

                                                                      LORD ABBETT
                                                                    SHORT DURATION
                                                                   INCOME PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   5,331
   Expenses:
      Mortality and expense risk fees........................                     16,162
      Other expense fees.....................................                      3,471
                                                               --------------------------
      Total expenses.........................................                     19,633
                                                               --------------------------
   Net investment income (loss)..............................                    (14,302)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                    (62,429)
                                                               --------------------------
      Net realized gain (loss)...............................                    (62,429)
   Change in unrealized gain (loss)..........................                     72,512
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     10,083
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (4,219)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                    MFS(R) BLENDED             MFS(R) BLENDED
                                                                   RESEARCH(R) CORE         RESEARCH(R) SMALL CAP
                                                                   EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    378   $                   1,138
   Expenses:
      Mortality and expense risk fees........................                       315                       1,405
      Other expense fees.....................................                        79                         384
                                                               -------------------------  --------------------------
      Total expenses.........................................                       394                       1,789
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                       (16)                       (651)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     2,858                      23,807
   Net realized gain (loss) from sales of investments........                     7,843                         725
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    10,701                      24,532
   Change in unrealized gain (loss)..........................                   (13,611)                    (45,153)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (2,910)                    (20,621)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (2,926)  $                 (21,272)
                                                               =========================  ==========================


                                                                   MFS(R) GLOBAL REAL
                                                                    ESTATE PORTFOLIO         MFS(R) GROWTH SERIES
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,353   $                     --
   Expenses:
      Mortality and expense risk fees........................                        841                     29,636
      Other expense fees.....................................                        210                      9,282
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,051                     38,918
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      2,302                    (38,918)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,383                    317,887
   Net realized gain (loss) from sales of investments........                        (74)                   223,510
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                      1,309                    541,397
   Change in unrealized gain (loss)..........................                     (7,764)                  (405,546)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (6,455)                   135,851
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (4,153)  $                 96,933
                                                               ==========================  =========================


                                                                  MFS(R) INTERNATIONAL
                                                                     VALUE PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  13,583
   Expenses:
      Mortality and expense risk fees........................                     11,140
      Other expense fees.....................................                      3,180
                                                               --------------------------
      Total expenses.........................................                     14,320
                                                               --------------------------
   Net investment income (loss)..............................                       (737)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     16,887
   Net realized gain (loss) from sales of investments........                    110,158
                                                               --------------------------
      Net realized gain (loss)...............................                    127,045
   Change in unrealized gain (loss)..........................                   (275,443)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                   (148,398)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                (149,135)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                   MFS(R) INVESTORS             MFS(R) MID CAP
                                                                     TRUST SERIES                GROWTH SERIES
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,026   $                     --
   Expenses:
      Mortality and expense risk fees........................                      4,001                      1,244
      Other expense fees.....................................                      1,372                        327
                                                               --------------------------  -------------------------
      Total expenses.........................................                      5,373                      1,571
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     (2,347)                    (1,571)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     30,473                     27,718
   Net realized gain (loss) from sales of investments........                      7,414                      4,082
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     37,887                     31,800
   Change in unrealized gain (loss)..........................                    (73,551)                   (31,609)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    (35,664)                       191
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 (38,011)  $                 (1,380)
                                                               ==========================  =========================

                                                                    MFS(R) MID CAP          MFS(R) NEW DISCOVERY
                                                                    VALUE PORTFOLIO                SERIES
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  8,121   $                     --
   Expenses:
      Mortality and expense risk fees........................                     9,190                      8,319
      Other expense fees.....................................                     2,334                      2,855
                                                               -------------------------  -------------------------
      Total expenses.........................................                    11,524                     11,174
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (3,403)                   (11,174)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    76,312                    226,337
   Net realized gain (loss) from sales of investments........                     1,215                     33,992
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    77,527                    260,329
   Change in unrealized gain (loss)..........................                  (219,824)                  (264,498)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  (142,297)                    (4,169)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $               (145,700)  $                (15,343)
                                                               =========================  =========================

                                                                    MFS(R) RESEARCH
                                                                INTERNATIONAL PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     263
   Expenses:
      Mortality and expense risk fees........................                        176
      Other expense fees.....................................                         44
                                                               --------------------------
      Total expenses.........................................                        220
                                                               --------------------------
   Net investment income (loss)..............................                         43
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        556
   Net realized gain (loss) from sales of investments........                         31
                                                               --------------------------
      Net realized gain (loss)...............................                        587
   Change in unrealized gain (loss)..........................                     (4,034)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (3,447)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (3,404)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                  MFS(R) TOTAL RETURN
                                                                      BOND SERIES           MFS(R) UTILITIES SERIES
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,630   $                  1,155
   Expenses:
      Mortality and expense risk fees........................                        723                      1,107
      Other expense fees.....................................                        217                        266
                                                               --------------------------  -------------------------
      Total expenses.........................................                        940                      1,373
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      1,690                       (218)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                        528
   Net realized gain (loss) from sales of investments........                        (72)                       389
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                        (72)                       917
   Change in unrealized gain (loss)..........................                     (3,716)                      (422)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (3,788)                       495
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  (2,098)  $                    277
                                                               ==========================  =========================

                                                                                                 OPPENHEIMER
                                                                                              DISCOVERY MID CAP
                                                                  MFS(R) VALUE SERIES          GROWTH FUND/VA
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 26,715   $                     --
   Expenses:
      Mortality and expense risk fees........................                    14,749                        606
      Other expense fees.....................................                     4,252                        224
                                                               -------------------------  -------------------------
      Total expenses.........................................                    19,001                        830
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                     7,714                       (830)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   139,115                     13,405
   Net realized gain (loss) from sales of investments........                    47,660                        419
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   186,775                     13,824
   Change in unrealized gain (loss)..........................                  (417,644)                   (31,086)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  (230,869)                   (17,262)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $               (223,155)  $                (18,092)
                                                               =========================  =========================


                                                                      OPPENHEIMER
                                                                    GLOBAL FUND/VA
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     376
   Expenses:
      Mortality and expense risk fees........................                        371
      Other expense fees.....................................                         90
                                                               --------------------------
      Total expenses.........................................                        461
                                                               --------------------------
   Net investment income (loss)..............................                        (85)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      3,505
   Net realized gain (loss) from sales of investments........                     (1,110)
                                                               --------------------------
      Net realized gain (loss)...............................                      2,395
   Change in unrealized gain (loss)..........................                    (11,491)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (9,096)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (9,181)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                  OPPENHEIMER GLOBAL               OPPENHEIMER
                                                                  MULTI-ALTERNATIVES          INTERNATIONAL GROWTH
                                                                        FUND/VA                      FUND/VA
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      77    $                  1,165
   Expenses:
      Mortality and expense risk fees........................                        339                       1,570
      Other expense fees.....................................                         82                         374
                                                               --------------------------  --------------------------
      Total expenses.........................................                        421                       1,944
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                       (344)                       (779)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                       3,693
   Net realized gain (loss) from sales of investments........                         (2)                       (941)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                         (2)                      2,752
   Change in unrealized gain (loss)..........................                     (1,868)                    (45,311)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (1,870)                    (42,559)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (2,214)   $                (43,338)
                                                               ==========================  ==========================

                                                                       OPPENHEIMER
                                                                       MAIN STREET              PIMCO ALL ASSET
                                                                  SMALL CAP FUND(R)/VA             PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      89   $                  14,127
   Expenses:
      Mortality and expense risk fees........................                      1,203                       3,139
      Other expense fees.....................................                        306                         926
                                                               --------------------------  --------------------------
      Total expenses.........................................                      1,509                       4,065
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (1,420)                     10,062
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     19,382                          --
   Net realized gain (loss) from sales of investments........                        587                       1,796
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     19,969                       1,796
   Change in unrealized gain (loss)..........................                    (37,555)                    (40,979)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (17,586)                    (39,183)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (19,006)  $                 (29,121)
                                                               ==========================  ==========================

                                                                    PIMCO COMMODITY
                                                                REALRETURN(R) STRATEGY
                                                                       PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,769
   Expenses:
      Mortality and expense risk fees........................                        730
      Other expense fees.....................................                        315
                                                               --------------------------
      Total expenses.........................................                      1,045
                                                               --------------------------
   Net investment income (loss)..............................                        724
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                       (528)
                                                               --------------------------
      Net realized gain (loss)...............................                       (528)
   Change in unrealized gain (loss)..........................                    (13,838)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (14,366)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (13,642)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                                PIMCO EMERGING
                                                                     PIMCO DYNAMIC               MARKETS BOND
                                                                  BOND PORTFOLIO (a)               PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     695   $                   8,133
   Expenses:
      Mortality and expense risk fees........................                        212                       1,521
      Other expense fees.....................................                         51                         406
                                                               --------------------------  --------------------------
      Total expenses.........................................                        263                       1,927
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        432                       6,206
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                          1                      (1,758)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                          1                      (1,758)
   Change in unrealized gain (loss)..........................                       (461)                    (16,736)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                       (460)                    (18,494)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                     (28)  $                 (12,288)
                                                               ==========================  ==========================

                                                                      PIMCO GLOBAL
                                                                   MULTI-ASSET MANAGED         PIMCO HIGH YIELD
                                                                  ALLOCATION PORTFOLIO             PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     413   $                   5,128
   Expenses:
      Mortality and expense risk fees........................                        256                         852
      Other expense fees.....................................                         54                         207
                                                               --------------------------  --------------------------
      Total expenses.........................................                        310                       1,059
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        103                       4,069
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      2,023                          --
   Net realized gain (loss) from sales of investments........                       (292)                        (72)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                      1,731                         (72)
   Change in unrealized gain (loss)..........................                     (3,885)                     (7,883)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (2,154)                     (7,955)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (2,051)  $                  (3,886)
                                                               ==========================  ==========================

                                                                   PIMCO INTERNATIONAL
                                                                     BOND PORTFOLIO
                                                                (U.S. DOLLAR-HEDGED) (a)
                                                               ---------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                   5,214
   Expenses:
      Mortality and expense risk fees........................                       3,407
      Other expense fees.....................................                         869
                                                               ---------------------------
      Total expenses.........................................                       4,276
                                                               ---------------------------
   Net investment income (loss)..............................                         938
                                                               ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       1,370
   Net realized gain (loss) from sales of investments........                        (834)
                                                               ---------------------------
      Net realized gain (loss)...............................                         536
   Change in unrealized gain (loss)..........................                       2,866
                                                               ---------------------------
      Net realized and unrealized gain (loss)................                       3,402
                                                               ---------------------------
      Net increase (decrease) in net assets from operations..   $                   4,340
                                                               ===========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                       PIMCO REAL             PIMCO STOCKSPLUS(R)
                                                                    RETURN PORTFOLIO           GLOBAL PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,433   $                  14,641
   Expenses:
      Mortality and expense risk fees........................                        331                       5,348
      Other expense fees.....................................                        213                       1,933
                                                               --------------------------  --------------------------
      Total expenses.........................................                        544                       7,281
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        889                       7,360
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                     137,458
   Net realized gain (loss) from sales of investments........                        (32)                    (18,780)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                        (32)                    118,678
   Change in unrealized gain (loss)..........................                     (2,780)                   (227,529)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (2,812)                   (108,851)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (1,923)  $                (101,491)
                                                               ==========================  ==========================

                                                                       PIMCO TOTAL              PUTNAM VT EQUITY
                                                                    RETURN PORTFOLIO               INCOME FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 77,486    $                 15,481
   Expenses:
      Mortality and expense risk fees........................                     23,457                      14,467
      Other expense fees.....................................                     11,490                       4,665
                                                               --------------------------  --------------------------
      Total expenses.........................................                     34,947                      19,132
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     42,539                      (3,651)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     31,030                      99,293
   Net realized gain (loss) from sales of investments........                    (57,985)                     30,712
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (26,955)                    130,005
   Change in unrealized gain (loss)..........................                    (99,889)                   (337,654)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   (126,844)                   (207,649)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                (84,305)   $               (211,300)
                                                               ==========================  ==========================

                                                                    PUTNAM VT GLOBAL
                                                                  ASSET ALLOCATION FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     182
   Expenses:
      Mortality and expense risk fees........................                        103
      Other expense fees.....................................                         26
                                                               --------------------------
      Total expenses.........................................                        129
                                                               --------------------------
   Net investment income (loss)..............................                         53
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        770
   Net realized gain (loss) from sales of investments........                         (7)
                                                               --------------------------
      Net realized gain (loss)...............................                        763
   Change in unrealized gain (loss)..........................                     (1,950)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (1,187)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  (1,134)
                                                               ==========================





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                    PUTNAM VT GROWTH               PUTNAM VT
                                                                   OPPORTUNITIES FUND             INCOME FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --   $                  51,911
   Expenses:
      Mortality and expense risk fees........................                      7,718                      14,035
      Other expense fees.....................................                      2,381                       4,118
                                                               --------------------------  --------------------------
      Total expenses.........................................                     10,099                      18,153
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                    (10,099)                     33,758
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     71,877                          --
   Net realized gain (loss) from sales of investments........                    106,825                     (11,493)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    178,702                     (11,493)
   Change in unrealized gain (loss)..........................                   (124,064)                    (32,568)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     54,638                     (44,061)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                 44,539   $                 (10,303)
                                                               ==========================  ==========================

                                                                        PUTNAM VT
                                                                      INTERNATIONAL           PUTNAM VT MORTGAGE
                                                                       VALUE FUND             SECURITIES FUND (a)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     491   $                     653
   Expenses:
      Mortality and expense risk fees........................                        232                         206
      Other expense fees.....................................                         49                          48
                                                               --------------------------  --------------------------
      Total expenses.........................................                        281                         254
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                        210                         399
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                         (9)                        (48)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                         (9)                        (48)
   Change in unrealized gain (loss)..........................                     (4,932)                       (772)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     (4,941)                       (820)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  (4,731)  $                    (421)
                                                               ==========================  ==========================

                                                                       PUTNAM VT
                                                                 MULTI-ASSET ABSOLUTE
                                                                    RETURN FUND (a)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     43
   Expenses:
      Mortality and expense risk fees........................                       122
      Other expense fees.....................................                        30
                                                               -------------------------
      Total expenses.........................................                       152
                                                               -------------------------
   Net investment income (loss)..............................                      (109)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       444
   Net realized gain (loss) from sales of investments........                        --
                                                               -------------------------
      Net realized gain (loss)...............................                       444
   Change in unrealized gain (loss)..........................                    (1,805)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    (1,361)
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 (1,470)
                                                               =========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                  PUTNAM VT MULTI-CAP         PUTNAM VT SMALL CAP
                                                                     CORE FUND (a)                VALUE FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    107   $                   1,065
   Expenses:
      Mortality and expense risk fees........................                        83                       1,946
      Other expense fees.....................................                        21                         534
                                                               -------------------------  --------------------------
      Total expenses.........................................                       104                       2,480
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                         3                      (1,415)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       923                      81,313
   Net realized gain (loss) from sales of investments........                       159                      (1,736)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                     1,082                      79,577
   Change in unrealized gain (loss)..........................                    (2,120)                   (138,241)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (1,038)                    (58,664)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (1,035)  $                 (60,079)
                                                               =========================  ==========================

                                                                    RATIONAL TREND           TOPS(R) MANAGED RISK
                                                                    AGGREGATION VA               BALANCED ETF
                                                                       FUND (a)                    PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  21,584   $                 570,965
   Expenses:
      Mortality and expense risk fees........................                      2,377                     229,514
      Other expense fees.....................................                      1,056                     131,872
                                                               --------------------------  --------------------------
      Total expenses.........................................                      3,433                     361,386
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     18,151                     209,579
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                   1,847,806
   Net realized gain (loss) from sales of investments........                     (4,600)                    330,848
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (4,600)                  2,178,654
   Change in unrealized gain (loss)..........................                    (39,386)                 (4,951,570)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    (43,986)                 (2,772,916)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 (25,835)  $              (2,563,337)
                                                               ==========================  ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2018
--------------------------------------------------------------------------------


                                                                                 TOPS(R) MANAGED RISK        TOPS(R) MANAGED RISK
                                                                                      GROWTH ETF                MODERATE GROWTH
                                                                                       PORTFOLIO                 ETF PORTFOLIO
                                                                              --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends...............................................................    $              1,679,437   $               1,206,376
   Expenses:
      Mortality and expense risk fees......................................                     766,301                     509,953
      Other expense fees...................................................                     733,823                     365,296
                                                                              --------------------------  --------------------------
      Total expenses.......................................................                   1,500,124                     875,249
                                                                              --------------------------  --------------------------
   Net investment income (loss)............................................                     179,313                     331,127
                                                                              --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions..............................................                   6,270,147                   3,668,103
   Net realized gain (loss) from sales of investments......................                   1,684,969                     788,124
                                                                              --------------------------  --------------------------
      Net realized gain (loss).............................................                   7,955,116                   4,456,227
   Change in unrealized gain (loss)........................................                 (20,025,798)                (11,331,472)
                                                                              --------------------------  --------------------------
      Net realized and unrealized gain (loss)..............................                 (12,070,682)                 (6,875,245)
                                                                              --------------------------  --------------------------
      Net increase (decrease) in net assets from operations................    $            (11,891,369)  $              (6,544,118)
                                                                              ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 AB VPS GLOBAL BOND PORTFOLIO (c)
                                                       ----------------------------------------------------
                                                                 2018                       2017
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 (1,050)  $                  8,008
      Net realized gain (loss).......................                    (4,467)                     1,104
      Change in unrealized gain (loss)...............                     3,981                     (4,015)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                    (1,536)                     5,097
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    37,500                     32,967
      Terminations and withdrawals...................                        --                         --
      Contract benefits..............................                        --                         --
      Contract charges...............................                        --                         --
      Net transfers between Sub-Accounts.............                  (327,821)                   249,999
      Other transfers from (to) the General Account..                       (77)                        --
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                  (290,398)                   282,966
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                  (291,934)                   288,063

    NET ASSETS:
      Beginning of year..............................                   291,934                      3,871
                                                       -------------------------  -------------------------
      End of year....................................  $                     --   $                291,934
                                                       =========================  =========================

                                                                AB VPS GROWTH AND INCOME PORTFOLIO
                                                       -----------------------------------------------------
                                                                 2018                        2017
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                     (89)  $                    (24)
      Net realized gain (loss).......................                      5,880                        419
      Change in unrealized gain (loss)...............                     (9,291)                     1,271
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (3,500)                     1,666
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                      5,000                         --
      Terminations and withdrawals...................                         --                         --
      Contract benefits..............................                         --                         --
      Contract charges...............................                        (30)                       (29)
      Net transfers between Sub-Accounts.............                     20,207                     19,351
      Other transfers from (to) the General Account..                         --                          1
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     25,177                     19,323
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                     21,677                     20,989

    NET ASSETS:
      Beginning of year..............................                     25,302                      4,313
                                                       --------------------------  -------------------------
      End of year....................................  $                  46,979   $                 25,302
                                                       ==========================  =========================

                                                              AB VPS REAL ESTATE INVESTMENT PORTFOLIO
                                                       -----------------------------------------------------
                                                                  2018                       2017
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                  3,114   $                  1,878
      Net realized gain (loss).......................                     11,391                     16,136
      Change in unrealized gain (loss)...............                    (12,014)                     3,241
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                      2,491                     21,255
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                      3,146                     62,925
      Terminations and withdrawals...................                   (276,718)                        --
      Contract benefits..............................                         --                         --
      Contract charges...............................                        (54)                       (44)
      Net transfers between Sub-Accounts.............                        291                    250,743
      Other transfers from (to) the General Account..                         --                         (2)
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (273,335)                   313,622
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                   (270,844)                   334,877

    NET ASSETS:
      Beginning of year..............................                    353,784                     18,907
                                                       --------------------------  -------------------------
      End of year....................................   $                 82,940   $                353,784
                                                       ==========================  =========================

(c)    Fund liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         AMERICAN CENTURY VP
                                                                      CAPITAL APPRECIATION FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (348)  $                   (324)
      Net realized gain (loss).........................                     1,172                      5,976
      Change in unrealized gain (loss).................                    (2,894)                     3,187
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (2,070)                     8,839
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (3,977)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (196)                      (194)
      Net transfers between Sub-Accounts...............                    (2,863)                      (465)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (7,036)                      (659)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (9,106)                     8,180

   NET ASSETS:
      Beginning of year................................                    50,836                     42,656
                                                         -------------------------  -------------------------
      End of year......................................  $                 41,730   $                 50,836
                                                         =========================  =========================


                                                                   AMERICAN CENTURY VP GROWTH FUND
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (22,764)   $                 (5,205)
      Net realized gain (loss).........................                   169,109                     557,348
      Change in unrealized gain (loss).................                  (190,036)                    232,119
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (43,691)                    784,262
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    40,722                       1,375
      Terminations and withdrawals.....................                  (290,129)                   (339,308)
      Contract benefits................................                   (23,523)                    (69,409)
      Contract charges.................................                   (45,357)                    (47,082)
      Net transfers between Sub-Accounts...............                     1,507                     (91,962)
      Other transfers from (to) the General Account....                        56                         (23)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (316,724)                   (546,409)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (360,415)                    237,853

   NET ASSETS:
      Beginning of year................................                 3,112,109                   2,874,256
                                                         -------------------------  --------------------------
      End of year......................................  $              2,751,694    $              3,112,109
                                                         =========================  ==========================

                                                                         AMERICAN CENTURY VP
                                                                       INCOME AND GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    770   $                    890
      Net realized gain (loss).........................                     8,435                      1,707
      Change in unrealized gain (loss).................                   (18,404)                    11,320
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (9,199)                    13,917
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     24,019
      Terminations and withdrawals.....................                      (352)                      (681)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (225)                      (219)
      Net transfers between Sub-Accounts...............                     6,555                      3,428
      Other transfers from (to) the General Account....                        --                         93
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     5,978                     26,640
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (3,221)                    40,557

   NET ASSETS:
      Beginning of year................................                   106,677                     66,120
                                                         -------------------------  -------------------------
      End of year......................................  $                103,456   $                106,677
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              AMERICAN CENTURY VP MID CAP VALUE FUND
                                                        ---------------------------------------------------
                                                                  2018                      2017
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 9,620   $                 14,278
      Net realized gain (loss)........................                  241,858                     85,918
      Change in unrealized gain (loss)................                 (569,797)                   162,287
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                 (318,319)                   262,483
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                       --                      8,119
      Terminations and withdrawals....................                 (371,982)                  (156,541)
      Contract benefits...............................                  (29,886)                        --
      Contract charges................................                  (24,934)                   (28,496)
      Net transfers between Sub-Accounts..............                 (157,734)                   568,294
      Other transfers from (to) the General Account...                    1,875                       (702)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 (582,661)                   390,674
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                 (900,980)                   653,157

   NET ASSETS:
      Beginning of year...............................                2,880,492                  2,227,335
                                                        ------------------------  -------------------------
      End of year.....................................  $             1,979,512   $              2,880,492
                                                        ========================  =========================

                                                                   AMERICAN CENTURY VP VALUE FUND
                                                        ---------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 13,616   $                14,859
      Net realized gain (loss)........................                    85,492                    32,862
      Change in unrealized gain (loss)................                  (305,376)                  126,197
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (206,268)                  173,918
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,475                   186,162
      Terminations and withdrawals....................                  (251,618)                  (56,097)
      Contract benefits...............................                   (61,632)                       --
      Contract charges................................                   (16,641)                  (16,526)
      Net transfers between Sub-Accounts..............                  (111,775)                  488,243
      Other transfers from (to) the General Account...                     2,957                      (301)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (433,234)                  601,481
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                  (639,502)                  775,399

   NET ASSETS:
      Beginning of year...............................                 2,512,511                 1,737,112
                                                        -------------------------  ------------------------
      End of year.....................................  $              1,873,009   $             2,512,511
                                                        =========================  ========================

                                                               AMERICAN FUNDS ASSET ALLOCATION FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 10,636   $                  6,996
      Net realized gain (loss)........................                    82,135                     80,213
      Change in unrealized gain (loss)................                  (198,557)                    81,960
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (105,786)                   169,169
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   218,798                    532,743
      Terminations and withdrawals....................                   (41,392)                   (13,908)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (12,555)                    (9,039)
      Net transfers between Sub-Accounts..............                   132,931                     (2,867)
      Other transfers from (to) the General Account...                       341                        184
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   298,123                    507,113
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   192,337                    676,282

   NET ASSETS:
      Beginning of year...............................                 1,510,314                    834,032
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,702,651   $              1,510,314
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            AMERICAN FUNDS
                                                                   BLUE CHIP INCOME AND GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                26,261   $                 15,358
      Net realized gain (loss).........................                   176,588                     70,891
      Change in unrealized gain (loss).................                  (492,913)                   129,938
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (290,064)                   216,187
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   496,539                    785,457
      Terminations and withdrawals.....................                  (529,737)                      (721)
      Contract benefits................................                   (13,663)                   (29,856)
      Contract charges.................................                    (9,152)                    (7,798)
      Net transfers between Sub-Accounts...............                   956,075                    (50,495)
      Other transfers from (to) the General Account....                       896                       (430)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   900,958                    696,157
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   610,894                    912,344

   NET ASSETS:
      Beginning of year................................                 1,947,753                  1,035,409
                                                         -------------------------  -------------------------
      End of year......................................   $             2,558,647   $              1,947,753
                                                         =========================  =========================


                                                                      AMERICAN FUNDS BOND FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  5,366   $                  6,057
      Net realized gain (loss).........................                    (3,185)                     4,711
      Change in unrealized gain (loss).................                   (14,505)                    (5,485)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (12,324)                     5,283
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     6,822                    200,721
      Terminations and withdrawals.....................                    (3,616)                    (1,262)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (411)                      (266)
      Net transfers between Sub-Accounts...............                   (58,870)                   221,560
      Other transfers from (to) the General Account....                       (39)                       (37)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (56,114)                   420,716
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (68,438)                   425,999

   NET ASSETS:
      Beginning of year................................                   562,900                    136,901
                                                         -------------------------  -------------------------
      End of year......................................  $                494,462   $                562,900
                                                         =========================  =========================


                                                               AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 28,434   $                 13,879
      Net realized gain (loss).........................                     2,503                      9,006
      Change in unrealized gain (loss).................                  (167,801)                    55,237
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (136,864)                    78,122
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   173,204                  1,658,800
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                    (3,508)                      (915)
      Net transfers between Sub-Accounts...............                  (375,994)                  (150,468)
      Other transfers from (to) the General Account....                       (73)                       (88)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (206,371)                 1,507,329
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (343,235)                 1,585,451

   NET ASSETS:
      Beginning of year................................                 1,838,831                    253,380
                                                         -------------------------  -------------------------
      End of year......................................  $              1,495,596   $              1,838,831
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           AMERICAN FUNDS
                                                                    GLOBAL GROWTH AND INCOME FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 10,418    $                51,765
      Net realized gain (loss).........................                   373,337                    112,934
      Change in unrealized gain (loss).................                  (497,695)                   345,923
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (113,940)                   510,622
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     18,528
      Terminations and withdrawals.....................                  (742,155)                  (409,250)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (27,137)                   (34,656)
      Net transfers between Sub-Accounts...............                (1,108,687)                 1,417,808
      Other transfers from (to) the General Account....                       323                        208
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (1,877,656)                   992,638
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,991,596)                 1,503,260

   NET ASSETS:
      Beginning of year................................                 3,605,997                  2,102,737
                                                         -------------------------  -------------------------
      End of year......................................  $              1,614,401    $             3,605,997
                                                         =========================  =========================


                                                                  AMERICAN FUNDS GLOBAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (5,369)   $                   320
      Net realized gain (loss).........................                   128,002                     19,948
      Change in unrealized gain (loss).................                  (316,748)                   142,616
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (194,115)                   162,884
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   315,204                  1,210,554
      Terminations and withdrawals.....................                   (28,660)                    (3,430)
      Contract benefits................................                        --                    (23,454)
      Contract charges.................................                    (5,281)                    (2,078)
      Net transfers between Sub-Accounts...............                   151,932                     39,623
      Other transfers from (to) the General Account....                       283                       (605)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   433,478                  1,220,610
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   239,363                  1,383,494

   NET ASSETS:
      Beginning of year................................                 1,411,535                     28,041
                                                         -------------------------  -------------------------
      End of year......................................  $              1,650,898    $             1,411,535
                                                         =========================  =========================


                                                                     AMERICAN FUNDS GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (75,980)  $                (39,929)
      Net realized gain (loss).........................                 1,626,353                  1,141,872
      Change in unrealized gain (loss).................                (1,584,811)                 1,461,130
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (34,438)                 2,563,073
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,810,728                  1,975,557
      Terminations and withdrawals.....................                (1,351,138)                  (409,515)
      Contract benefits................................                   (87,736)                   (56,259)
      Contract charges.................................                  (128,665)                  (125,497)
      Net transfers between Sub-Accounts...............                  (451,467)                   785,425
      Other transfers from (to) the General Account....                     3,846                       (144)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (204,432)                 2,169,567
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (238,870)                 4,732,640

   NET ASSETS:
      Beginning of year................................                13,017,809                  8,285,169
                                                         -------------------------  -------------------------
      End of year......................................  $             12,778,939   $             13,017,809
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                   AMERICAN FUNDS GROWTH-INCOME FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 36,273   $                 30,977
      Net realized gain (loss).........................                   661,079                    613,652
      Change in unrealized gain (loss).................                  (904,394)                   947,993
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (207,042)                 1,592,622
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,072,859                    429,247
      Terminations and withdrawals.....................                  (974,522)                  (247,269)
      Contract benefits................................                   (44,151)                   (18,056)
      Contract charges.................................                   (90,136)                   (98,259)
      Net transfers between Sub-Accounts...............                    63,784                 (1,940,370)
      Other transfers from (to) the General Account....                    (1,486)                      (360)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    26,348                 (1,875,067)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (180,694)                  (282,445)

   NET ASSETS:
      Beginning of year................................                 7,989,212                  8,271,657
                                                         -------------------------  -------------------------
      End of year......................................  $              7,808,518   $              7,989,212
                                                         =========================  =========================


                                                                  AMERICAN FUNDS INTERNATIONAL FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 20,395   $                 13,147
      Net realized gain (loss).........................                   166,845                     40,334
      Change in unrealized gain (loss).................                  (644,606)                   616,650
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (457,366)                   670,131
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   480,121                    315,148
      Terminations and withdrawals.....................                  (463,574)                  (169,685)
      Contract benefits................................                   (30,792)                    (4,194)
      Contract charges.................................                   (38,385)                   (39,914)
      Net transfers between Sub-Accounts...............                   220,624                     40,437
      Other transfers from (to) the General Account....                    (1,352)                      (177)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   166,642                    141,615
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (290,724)                   811,746

   NET ASSETS:
      Beginning of year................................                 3,028,169                  2,216,423
                                                         -------------------------  -------------------------
      End of year......................................  $              2,737,445   $              3,028,169
                                                         =========================  =========================

                                                                            AMERICAN FUNDS
                                                                  MANAGED RISK ASSET ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $              3,054,541   $             (1,201,192)
      Net realized gain (loss).........................                37,606,877                 10,937,314
      Change in unrealized gain (loss).................               (83,227,323)                84,090,353
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (42,565,905)                93,826,475
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                17,264,001                 25,945,520
      Terminations and withdrawals.....................               (53,874,171)               (26,177,117)
      Contract benefits................................                (5,343,109)                (4,810,179)
      Contract charges.................................               (18,509,503)               (17,422,236)
      Net transfers between Sub-Accounts...............                 8,802,366                 46,433,644
      Other transfers from (to) the General Account....                    59,297                     16,713
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (51,601,119)                23,986,345
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (94,167,024)               117,812,820

   NET ASSETS:
      Beginning of year................................               784,134,020                666,321,200
                                                         -------------------------  -------------------------
      End of year......................................  $            689,966,996   $            784,134,020
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     AMERICAN FUNDS NEW WORLD FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (4,294)  $                   (609)
      Net realized gain (loss).........................                    51,593                     10,635
      Change in unrealized gain (loss).................                  (300,110)                   273,480
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (252,811)                   283,506
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    27,600                    403,501
      Terminations and withdrawals.....................                   (42,968)                   (82,251)
      Contract benefits................................                       (20)                        --
      Contract charges.................................                    (5,079)                    (4,416)
      Net transfers between Sub-Accounts...............                   145,069                    266,457
      Other transfers from (to) the General Account....                     6,495                       (148)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   131,097                    583,143
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (121,714)                   866,649

   NET ASSETS:
      Beginning of year................................                 1,550,939                    684,290
                                                         -------------------------  -------------------------
      End of year......................................   $             1,429,225   $              1,550,939
                                                         =========================  =========================

                                                                   BLACKROCK BASIC VALUE V.I. FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    251   $                   (232)
      Net realized gain (loss).........................                     4,445                      1,645
      Change in unrealized gain (loss).................                    (8,098)                    (1,441)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (3,402)                       (28)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    15,498                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        (5)                      (175)
      Net transfers between Sub-Accounts...............                    12,293                    (39,118)
      Other transfers from (to) the General Account....                      (449)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    27,337                    (39,293)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    23,935                    (39,321)

   NET ASSETS:
      Beginning of year................................                    12,375                     51,696
                                                         -------------------------  -------------------------
      End of year......................................  $                 36,310   $                 12,375
                                                         =========================  =========================

                                                               BLACKROCK CAPITAL APPRECIATION V.I. FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (17,267)  $                (14,486)
      Net realized gain (loss).........................                   657,980                    264,363
      Change in unrealized gain (loss).................                  (614,635)                   235,405
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    26,078                    485,282
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    51,664                     55,760
      Terminations and withdrawals.....................                  (193,442)                  (157,148)
      Contract benefits................................                   (31,803)                        --
      Contract charges.................................                   (24,576)                   (23,230)
      Net transfers between Sub-Accounts...............                   112,425                   (129,974)
      Other transfers from (to) the General Account....                      (762)                       (57)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (86,494)                  (254,649)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (60,416)                   230,633

   NET ASSETS:
      Beginning of year................................                 1,891,420                  1,660,787
                                                         -------------------------  -------------------------
      End of year......................................  $              1,831,004   $              1,891,420
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                BLACKROCK EQUITY DIVIDEND V.I. FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 23,873   $                 21,874
      Net realized gain (loss)........................                   262,959                    186,658
      Change in unrealized gain (loss)................                  (470,763)                   190,816
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (183,931)                   399,348
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    35,490                    117,155
      Terminations and withdrawals....................                  (580,680)                   (78,747)
      Contract benefits...............................                   (25,874)                        --
      Contract charges................................                   (34,911)                   (36,591)
      Net transfers between Sub-Accounts..............                    56,490                    400,494
      Other transfers from (to) the General Account...                     1,835                          1
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (547,650)                   402,312
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                  (731,581)                   801,660

   NET ASSETS:
      Beginning of year...............................                 3,027,608                  2,225,948
                                                        -------------------------  -------------------------
      End of year.....................................  $              2,296,027   $              3,027,608
                                                        =========================  =========================

                                                               BLACKROCK GLOBAL ALLOCATION V.I. FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (1,373)  $                 25,319
      Net realized gain (loss)........................                   229,057                     55,380
      Change in unrealized gain (loss)................                  (618,671)                   440,295
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (390,987)                   520,994
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   486,777                    190,836
      Terminations and withdrawals....................                  (712,501)                   (59,372)
      Contract benefits...............................                   (63,014)                   (17,385)
      Contract charges................................                   (44,009)                   (43,562)
      Net transfers between Sub-Accounts..............                  (200,688)                 1,032,229
      Other transfers from (to) the General Account...                     2,005                        335
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (531,430)                 1,103,081
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                  (922,417)                 1,624,075

   NET ASSETS:
      Beginning of year...............................                 5,158,169                  3,534,094
                                                        -------------------------  -------------------------
      End of year.....................................  $              4,235,752   $              5,158,169
                                                        =========================  =========================

                                                                  BLACKROCK HIGH YIELD V.I. FUND
                                                        ---------------------------------------------------
                                                                  2018                      2017
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 56,865   $                46,755
      Net realized gain (loss)........................                    (5,323)                     (507)
      Change in unrealized gain (loss)................                   (99,679)                   21,602
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (48,137)                   67,850
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    27,554                   100,391
      Terminations and withdrawals....................                   (89,404)                  (49,392)
      Contract benefits...............................                   (10,462)                       --
      Contract charges................................                    (9,035)                   (8,600)
      Net transfers between Sub-Accounts..............                   108,093                    75,744
      Other transfers from (to) the General Account...                        49                      (150)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    26,795                   117,993
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   (21,342)                  185,843

   NET ASSETS:
      Beginning of year...............................                 1,262,729                 1,076,886
                                                        -------------------------  ------------------------
      End of year.....................................  $              1,241,387   $             1,262,729
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           BLACKROCK MANAGED VOLATILITY V.I. FUND (b)
                                                       -------------------------------------------------
                                                                 2018                     2017
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $               204,489   $                    --
      Net realized gain (loss).......................                  232,406                        --
      Change in unrealized gain (loss)...............                 (498,353)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                  (61,458)                       --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   51,200                        --
      Terminations and withdrawals...................               (1,497,004)                       --
      Contract benefits..............................                 (438,615)                       --
      Contract charges...............................                 (406,922)                       --
      Net transfers between Sub-Accounts.............               22,056,586                        --
      Other transfers from (to) the General Account..                      (50)                       --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................               19,765,195                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........               19,703,737                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $            19,703,737   $                    --
                                                       ========================  =======================

                                                           BLACKROCK S&P 500 INDEX V.I. FUND CLASS II
                                                       --------------------------------------------------
                                                                 2018                      2017
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 5,785   $                10,159
      Net realized gain (loss).......................                  133,128                    50,741
      Change in unrealized gain (loss)...............                 (390,346)                   56,398
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                 (251,433)                  117,298
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  858,809                   688,467
      Terminations and withdrawals...................                   (8,524)                   (4,723)
      Contract benefits..............................                       --                   (22,884)
      Contract charges...............................                   (4,162)                     (968)
      Net transfers between Sub-Accounts.............                  874,936                    13,444
      Other transfers from (to) the General Account..                   35,773                     1,372
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                1,756,832                   674,708
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                1,505,399                   792,006

   NET ASSETS:
      Beginning of year..............................                1,092,595                   300,589
                                                       ------------------------  ------------------------
      End of year....................................  $             2,597,994   $             1,092,595
                                                       ========================  ========================

                                                         BLACKROCK S&P 500 INDEX V.I. FUND CLASS III (b)
                                                       --------------------------------------------------
                                                                 2018                      2017
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                 5,735   $                     --
      Net realized gain (loss).......................                  110,777                         --
      Change in unrealized gain (loss)...............                 (218,142)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                 (101,630)                        --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    3,000                         --
      Terminations and withdrawals...................                 (281,218)                        --
      Contract benefits..............................                       --                         --
      Contract charges...............................                  (32,816)                        --
      Net transfers between Sub-Accounts.............                2,394,282                         --
      Other transfers from (to) the General Account..                     (533)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                2,082,715                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                1,981,085                         --

   NET ASSETS:
      Beginning of year..............................                       --                         --
                                                       ------------------------  ------------------------
      End of year....................................  $             1,981,085   $                     --
                                                       ========================  ========================

(b)   Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 BLACKROCK TOTAL RETURN V.I. FUND
                                                       -----------------------------------------------------
                                                                 2018                       2017
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 18,964   $                  14,644
      Net realized gain (loss).......................                    (6,431)                     (4,705)
      Change in unrealized gain (loss)...............                   (36,751)                     13,153
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                   (24,218)                     23,092
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    13,373                     187,827
      Terminations and withdrawals...................                   (13,421)                       (905)
      Contract benefits..............................                   (79,293)                         --
      Contract charges...............................                    (9,075)                     (8,879)
      Net transfers between Sub-Accounts.............                   (28,875)                    181,548
      Other transfers from (to) the General Account..                        37                        (245)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                  (117,254)                    359,346
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                  (141,472)                    382,438

    NET ASSETS:
      Beginning of year..............................                 1,370,467                     988,030
                                                       -------------------------  --------------------------
      End of year....................................  $              1,228,995   $               1,370,467
                                                       =========================  ==========================

                                                              BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
                                                       -----------------------------------------------------
                                                                  2018                       2017
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                  1,104   $                  1,758
      Net realized gain (loss).......................                     (4,008)                    (2,195)
      Change in unrealized gain (loss)...............                       (740)                     1,088
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (3,644)                       651
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                         --
      Terminations and withdrawals...................                    (86,431)                    (3,843)
      Contract benefits..............................                         --                         --
      Contract charges...............................                     (1,474)                    (2,756)
      Net transfers between Sub-Accounts.............                     (4,610)                   (60,575)
      Other transfers from (to) the General Account..                          2                        118
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (92,513)                   (67,056)
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                    (96,157)                   (66,405)

    NET ASSETS:
      Beginning of year..............................                    242,971                    309,377
                                                       --------------------------  -------------------------
      End of year....................................   $                146,814   $                242,971
                                                       ==========================  =========================

                                                           CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
                                                       ------------------------------------------------------
                                                                  2018                       2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                  9,496   $                   9,355
      Net realized gain (loss).......................                     59,772                       1,394
      Change in unrealized gain (loss)...............                   (162,609)                     82,510
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                    (93,341)                     93,259
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    309,069                     186,379
      Terminations and withdrawals...................                   (567,320)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (490)                       (124)
      Net transfers between Sub-Accounts.............                     11,574                     483,078
      Other transfers from (to) the General Account..                      3,014                         420
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (244,153)                    669,753
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                   (337,494)                    763,012

    NET ASSETS:
      Beginning of year..............................                    787,899                      24,887
                                                       --------------------------  --------------------------
      End of year....................................   $                450,405   $                 787,899
                                                       ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                        CALVERT VP INVESTMENT
                                                                     GRADE BOND INDEX PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,306    $                  9,006
      Net realized gain (loss).........................                    (8,925)                       (262)
      Change in unrealized gain (loss).................                    (3,809)                     (7,257)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    (6,428)                      1,487
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    46,095                     382,534
      Terminations and withdrawals.....................                    (8,204)                     (5,274)
      Contract benefits................................                        --                          --
      Contract charges.................................                      (650)                       (549)
      Net transfers between Sub-Accounts...............                  (230,123)                     11,685
      Other transfers from (to) the General Account....                     1,713                           9
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (191,169)                    388,405
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (197,597)                    389,892

   NET ASSETS:
      Beginning of year................................                   494,834                     104,942
                                                         -------------------------  --------------------------
      End of year......................................  $                297,237    $                494,834
                                                         =========================  ==========================


                                                                 CALVERT VP NASDAQ 100 INDEX PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (11,275)  $                 (7,364)
      Net realized gain (loss).........................                    86,197                     34,782
      Change in unrealized gain (loss).................                   (92,901)                   332,868
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (17,979)                   360,286
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       950                    315,034
      Terminations and withdrawals.....................                   (16,497)                    (5,416)
      Contract benefits................................                   (57,732)                        --
      Contract charges.................................                   (14,288)                   (10,817)
      Net transfers between Sub-Accounts...............                   (88,283)                   299,429
      Other transfers from (to) the General Account....                         7                      1,220
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (175,843)                   599,450
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (193,822)                   959,736

   NET ASSETS:
      Beginning of year................................                 1,942,077                    982,341
                                                         -------------------------  -------------------------
      End of year......................................  $              1,748,255   $              1,942,077
                                                         =========================  =========================

                                                                              CALVERT VP
                                                               RUSSELL 2000(R) SMALL CAP INDEX PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,303   $                    736
      Net realized gain (loss).........................                   146,691                     40,586
      Change in unrealized gain (loss).................                  (257,332)                    73,792
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (109,338)                   115,114
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   293,022                    810,190
      Terminations and withdrawals.....................                  (618,980)                    (2,631)
      Contract benefits................................                  (111,366)                        --
      Contract charges.................................                    (3,568)                    (1,303)
      Net transfers between Sub-Accounts...............                   170,574                    314,337
      Other transfers from (to) the General Account....                     2,943                        608
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (267,375)                 1,121,201
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (376,713)                 1,236,315

   NET ASSETS:
      Beginning of year................................                 1,386,655                    150,340
                                                         -------------------------  -------------------------
      End of year......................................  $              1,009,942   $              1,386,655
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,085   $                    341
      Net realized gain (loss).........................                    68,918                     21,941
      Change in unrealized gain (loss).................                  (228,744)                    40,260
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (153,741)                    62,542
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   498,565                    448,624
      Terminations and withdrawals.....................                    (5,465)                    (2,734)
      Contract benefits................................                  (109,889)                        --
      Contract charges.................................                    (2,540)                    (1,268)
      Net transfers between Sub-Accounts...............                    14,566                     35,964
      Other transfers from (to) the General Account....                     1,534                        787
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   396,771                    481,373
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   243,030                    543,915

   NET ASSETS:
      Beginning of year................................                   711,672                    167,757
                                                         -------------------------  -------------------------
      End of year......................................  $                954,702   $                711,672
                                                         =========================  =========================

                                                                    DFA VA GLOBAL BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (11,184)  $                 31,944
      Net realized gain (loss).........................                   (38,196)                     1,204
      Change in unrealized gain (loss).................                    45,767                    (56,419)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (3,613)                   (23,271)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   162,829                    278,440
      Terminations and withdrawals.....................                (2,349,867)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (77)                        --
      Net transfers between Sub-Accounts...............                  (131,366)                 2,370,001
      Other transfers from (to) the General Account....                       829                      2,087
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (2,317,652)                 2,650,528
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (2,321,265)                 2,627,257

   NET ASSETS:
      Beginning of year................................                 2,627,257                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                305,992   $              2,627,257
                                                         =========================  =========================

                                                                DFA VA INTERNATIONAL VALUE PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (19,433)  $                 57,478
      Net realized gain (loss).........................                    69,977                        696
      Change in unrealized gain (loss).................                  (234,226)                   184,858
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                  (183,682)                   243,032
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   169,651                     79,177
      Terminations and withdrawals.....................                (2,481,230)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (76)                        --
      Net transfers between Sub-Accounts...............                    65,429                  2,370,000
      Other transfers from (to) the General Account....                        14                      7,369
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (2,246,212)                 2,456,546
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                (2,429,894)                 2,699,578

   NET ASSETS:
      Beginning of year................................                 2,699,578                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                269,684   $              2,699,578
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    DFA VA US LARGE VALUE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (5,322)  $                 18,348
      Net realized gain (loss).........................                   134,948                     56,646
      Change in unrealized gain (loss).................                  (164,230)                    89,790
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (34,604)                   164,784
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   301,495                    149,930
      Terminations and withdrawals.....................                (1,364,825)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (79)                        --
      Net transfers between Sub-Accounts...............                    65,603                  1,185,001
      Other transfers from (to) the General Account....                        --                     (2,482)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (997,806)                 1,332,449
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,032,410)                 1,497,233

   NET ASSETS:
      Beginning of year................................                 1,497,233                         --
                                                         -------------------------  -------------------------
      End of year......................................   $               464,823   $              1,497,233
                                                         =========================  =========================

                                                                 DFA VA US TARGETED VALUE PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (27,525)   $                14,497
      Net realized gain (loss).........................                   424,980                    174,930
      Change in unrealized gain (loss).................                  (236,345)                   172,664
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                   161,110                    362,091
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    47,163                    171,157
      Terminations and withdrawals.....................                (2,934,108)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (79)                        --
      Net transfers between Sub-Accounts...............                    66,702                  2,370,000
      Other transfers from (to) the General Account....                        --                      1,046
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (2,820,322)                 2,542,203
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                (2,659,212)                 2,904,294

   NET ASSETS:
      Beginning of year................................                 2,904,294                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                245,082    $             2,904,294
                                                         =========================  ========================

                                                              FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 1,111   $                  1,384
      Net realized gain (loss).........................                       (55)                       (33)
      Change in unrealized gain (loss).................                    (6,649)                     1,395
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (5,593)                     2,746
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     3,600                     68,614
      Terminations and withdrawals.....................                    (5,003)                    (2,217)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (328)                      (160)
      Net transfers between Sub-Accounts...............                     3,636                      2,032
      Other transfers from (to) the General Account....                        --                        145
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     1,905                     68,414
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (3,688)                    71,160

   NET ASSETS:
      Beginning of year................................                    71,160                         --
                                                         -------------------------  -------------------------
      End of year......................................   $                67,472   $                 71,160
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    FT VIP FRANKLIN INCOME VIP FUND
                                                         ----------------------------------------------------
                                                                    2018                      2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $               120,445   $                 93,810
      Net realized gain (loss).........................                     9,509                      5,203
      Change in unrealized gain (loss).................                  (287,471)                   141,244
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (157,517)                   240,257
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    55,393                    139,674
      Terminations and withdrawals.....................                  (261,400)                   (62,340)
      Contract benefits................................                        --                    (10,484)
      Contract charges.................................                   (17,947)                   (17,129)
      Net transfers between Sub-Accounts...............                   177,750                    142,095
      Other transfers from (to) the General Account....                      (317)                      (596)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (46,521)                   191,220
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (204,038)                   431,477

   NET ASSETS:
      Beginning of year................................                 3,085,493                  2,654,016
                                                         -------------------------  -------------------------
      End of year......................................   $             2,881,455   $              3,085,493
                                                         =========================  =========================

                                                                       FT VIP FRANKLIN MUTUAL
                                                                      GLOBAL DISCOVERY VIP FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    466   $                    502
      Net realized gain (loss).........................                     2,156                      3,851
      Change in unrealized gain (loss).................                    (9,031)                    (1,057)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (6,409)                     3,296
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     25,102
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (135)                       (73)
      Net transfers between Sub-Accounts...............                   (27,893)                    21,033
      Other transfers from (to) the General Account....                        13                          3
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (28,015)                    46,065
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (34,424)                    49,361

   NET ASSETS:
      Beginning of year................................                    76,860                     27,499
                                                         -------------------------  -------------------------
      End of year......................................  $                 42,436   $                 76,860
                                                         =========================  =========================


                                                               FT VIP FRANKLIN MUTUAL SHARES VIP FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 31,846   $                 32,586
      Net realized gain (loss).........................                    86,632                    105,915
      Change in unrealized gain (loss).................                  (341,665)                    48,456
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (223,187)                   186,957
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     3,339                      3,272
      Terminations and withdrawals.....................                  (165,923)                  (165,114)
      Contract benefits................................                   (74,234)                   (26,109)
      Contract charges.................................                   (40,244)                   (47,180)
      Net transfers between Sub-Accounts...............                    46,675                    (85,311)
      Other transfers from (to) the General Account....                         3                     (1,046)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (230,384)                  (321,488)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (453,571)                  (134,531)

   NET ASSETS:
      Beginning of year................................                 2,543,743                  2,678,274
                                                         -------------------------  -------------------------
      End of year......................................  $              2,090,172   $              2,543,743
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                             FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  8,338   $                 14,026
      Net realized gain (loss)........................                   223,209                    100,077
      Change in unrealized gain (loss)................                  (341,874)                   309,757
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (110,327)                   423,860
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    50,070                     60,973
      Terminations and withdrawals....................                  (547,456)                  (139,594)
      Contract benefits...............................                   (45,361)                   (15,124)
      Contract charges................................                   (24,843)                   (27,037)
      Net transfers between Sub-Accounts..............                       873                    570,137
      Other transfers from (to) the General Account...                        29                     (1,676)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (566,688)                   447,679
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                  (677,015)                   871,539

   NET ASSETS:
      Beginning of year...............................                 2,761,864                  1,890,325
                                                        -------------------------  -------------------------
      End of year.....................................  $              2,084,849   $              2,761,864
                                                        =========================  =========================

                                                             FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (3,117)  $                 (9,308)
      Net realized gain (loss)........................                   245,921                    139,085
      Change in unrealized gain (loss)................                  (476,517)                    76,473
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  (233,713)                   206,250
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    15,805                      9,342
      Terminations and withdrawals....................                  (313,293)                  (133,181)
      Contract benefits...............................                   (37,570)                      (482)
      Contract charges................................                   (17,794)                   (20,980)
      Net transfers between Sub-Accounts..............                  (194,579)                   399,198
      Other transfers from (to) the General Account...                        50                        (80)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (547,381)                   253,817
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                  (781,094)                   460,067

   NET ASSETS:
      Beginning of year...............................                 2,233,762                  1,773,695
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,452,668   $              2,233,762
                                                        =========================  =========================

                                                             FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
                                                        ----------------------------------------------------
                                                                  2018                       2017
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 14,714   $                 14,569
      Net realized gain (loss)........................                   (24,187)                    (5,251)
      Change in unrealized gain (loss)................                   (31,094)                    24,946
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (40,567)                    34,264
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    17,633                    379,000
      Terminations and withdrawals....................                   (86,524)                   (53,567)
      Contract benefits...............................                    (8,317)                        --
      Contract charges................................                    (6,054)                    (6,153)
      Net transfers between Sub-Accounts..............                  (328,001)                   163,304
      Other transfers from (to) the General Account...                        51                     (3,939)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (411,212)                   478,645
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                  (451,779)                   512,909

   NET ASSETS:
      Beginning of year...............................                 1,485,301                    972,392
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,033,522   $              1,485,301
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               FT VIP TEMPLETON FOREIGN SECURITIES FUND
                                                         -----------------------------------------------------
                                                                    2018                       2017
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 13,369   $                  7,258
      Net realized gain (loss).........................                      2,894                       (626)
      Change in unrealized gain (loss).................                   (175,150)                   118,119
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (158,887)                   124,751
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    214,122                         --
      Terminations and withdrawals.....................                    (43,461)                   (41,622)
      Contract benefits................................                     (4,119)                        --
      Contract charges.................................                    (16,537)                   (17,663)
      Net transfers between Sub-Accounts...............                    143,695                    (63,959)
      Other transfers from (to) the General Account....                        (93)                       291
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    293,607                   (122,953)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    134,720                      1,798

   NET ASSETS:
      Beginning of year................................                    845,745                    843,947
                                                         --------------------------  -------------------------
      End of year......................................   $                980,465   $                845,745
                                                         ==========================  =========================

                                                             FT VIP TEMPLETON GLOBAL BOND SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (35,680)  $                (32,852)
      Net realized gain (loss).........................                   (27,865)                    (7,307)
      Change in unrealized gain (loss).................                    98,240                     51,073
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    34,695                     10,914
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   581,022                    278,053
      Terminations and withdrawals.....................                  (586,766)                  (121,684)
      Contract benefits................................                   (14,575)                   (29,865)
      Contract charges.................................                   (23,253)                   (21,125)
      Net transfers between Sub-Accounts...............                   425,080                    480,537
      Other transfers from (to) the General Account....                       340                        257
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   381,848                    586,173
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   416,543                    597,087

   NET ASSETS:
      Beginning of year................................                 3,547,492                  2,950,405
                                                         -------------------------  -------------------------
      End of year......................................  $              3,964,035   $              3,547,492
                                                         =========================  =========================

                                                               FT VIP TEMPLETON GROWTH SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 11,951   $                  8,654
      Net realized gain (loss).........................                   129,109                     25,953
      Change in unrealized gain (loss).................                  (319,781)                   188,238
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (178,721)                   222,845
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     2,414                       (517)
      Terminations and withdrawals.....................                   (86,947)                  (107,777)
      Contract benefits................................                   (55,754)                    (1,433)
      Contract charges.................................                   (25,154)                   (30,038)
      Net transfers between Sub-Accounts...............                     4,528                   (106,414)
      Other transfers from (to) the General Account....                        --                         97
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (160,913)                  (246,082)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (339,634)                   (23,237)

   NET ASSETS:
      Beginning of year................................                 1,355,726                  1,378,963
                                                         -------------------------  -------------------------
      End of year......................................  $              1,016,092   $              1,355,726
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  GLOBAL ATLANTIC AMERICAN FUNDS(R)
                                                                       MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $              1,079,745   $                996,350
      Net realized gain (loss).........................                 8,778,970                  1,733,961
      Change in unrealized gain (loss).................               (22,556,170)                25,806,703
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (12,697,455)                28,537,014
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 6,579,294                 12,273,036
      Terminations and withdrawals.....................               (11,284,321)                (7,318,422)
      Contract benefits................................                (1,758,032)                (1,245,710)
      Contract charges.................................                (5,660,273)                (5,352,414)
      Net transfers between Sub-Accounts...............                 1,354,208                 (4,074,094)
      Other transfers from (to) the General Account....                     4,212                     16,637
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (10,764,912)                (5,700,967)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (23,462,367)                22,836,047

   NET ASSETS:
      Beginning of year................................               240,384,678                217,548,631
                                                         -------------------------  -------------------------
      End of year......................................  $            216,922,311   $            240,384,678
                                                         =========================  =========================

                                                                      GLOBAL ATLANTIC BALANCED
                                                                       MANAGED RISK PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                332,745    $                382,942
      Net realized gain (loss).........................                 1,310,483                   1,275,065
      Change in unrealized gain (loss).................                (7,394,615)                  8,348,984
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                (5,751,387)                 10,006,991
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,472,333                   2,019,939
      Terminations and withdrawals.....................                (5,829,133)                 (4,502,404)
      Contract benefits................................                  (827,857)                 (1,149,918)
      Contract charges.................................                (2,282,454)                 (2,309,387)
      Net transfers between Sub-Accounts...............                  (912,329)                 (9,196,143)
      Other transfers from (to) the General Account....                     4,152                       9,466
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (8,375,288)                (15,128,447)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............               (14,126,675)                 (5,121,456)

   NET ASSETS:
      Beginning of year................................                95,885,441                 101,006,897
                                                         -------------------------  --------------------------
      End of year......................................  $             81,758,766    $             95,885,441
                                                         =========================  ==========================

                                                                      GLOBAL ATLANTIC BLACKROCK
                                                              GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $              2,420,407   $               (537,045)
      Net realized gain (loss).........................                  (505,333)                (1,962,664)
      Change in unrealized gain (loss).................               (24,951,826)                33,239,219
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (23,036,752)                30,739,510
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 8,138,226                  9,350,336
      Terminations and withdrawals.....................               (16,136,393)                (7,768,106)
      Contract benefits................................                (1,733,782)                (1,539,641)
      Contract charges.................................                (6,820,651)                (6,744,480)
      Net transfers between Sub-Accounts...............                (4,485,470)               (12,517,858)
      Other transfers from (to) the General Account....                    14,032                     15,464
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (21,024,038)               (19,204,285)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (44,060,790)                11,535,225

   NET ASSETS:
      Beginning of year................................               285,793,861                274,258,636
                                                         -------------------------  -------------------------
      End of year......................................  $            241,733,071   $            285,793,861
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 GLOBAL ATLANTIC FRANKLIN DIVIDEND AND
                                                                     INCOME MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $               164,485   $                332,771
      Net realized gain (loss).........................                 4,448,590                  2,016,042
      Change in unrealized gain (loss).................               (23,797,566)                34,920,120
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (19,184,491)                37,268,933
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 6,658,006                 16,750,697
      Terminations and withdrawals.....................               (16,953,507)                (7,322,491)
      Contract benefits................................                (2,420,064)                (2,042,914)
      Contract charges.................................                (7,310,470)                (6,753,691)
      Net transfers between Sub-Accounts...............                   663,785                 28,664,205
      Other transfers from (to) the General Account....                    49,050                     27,865
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (19,313,200)                29,323,671
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (38,497,691)                66,592,604

   NET ASSETS:
      Beginning of year................................               302,709,105                236,116,501
                                                         -------------------------  -------------------------
      End of year......................................   $           264,211,414   $            302,709,105
                                                         =========================  =========================

                                                                    GLOBAL ATLANTIC GOLDMAN SACHS
                                                                 DYNAMIC TRENDS ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (117,260)  $               (158,517)
      Net realized gain (loss).........................                 1,542,484                    173,130
      Change in unrealized gain (loss).................                (3,573,537)                 2,284,893
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (2,148,313)                 2,299,506
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,605,988                  3,454,057
      Terminations and withdrawals.....................                (1,342,021)                  (794,097)
      Contract benefits................................                  (307,389)                  (257,595)
      Contract charges.................................                  (849,886)                  (818,490)
      Net transfers between Sub-Accounts...............                  (870,536)                   (29,339)
      Other transfers from (to) the General Account....                     2,449                        156
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (1,761,395)                 1,554,692
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (3,909,708)                 3,854,198

   NET ASSETS:
      Beginning of year................................                34,638,288                 30,784,090
                                                         -------------------------  -------------------------
      End of year......................................  $             30,728,580   $             34,638,288
                                                         =========================  =========================

                                                                            GLOBAL ATLANTIC
                                                                     GROWTH MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $               520,087   $              1,937,185
      Net realized gain (loss).........................                 4,990,131                  2,182,962
      Change in unrealized gain (loss).................               (43,895,422)                67,817,364
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (38,385,204)                71,937,511
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                11,097,586                  9,043,348
      Terminations and withdrawals.....................               (26,855,502)               (12,171,594)
      Contract benefits................................                (2,588,518)                (4,046,391)
      Contract charges.................................               (11,917,771)               (11,473,052)
      Net transfers between Sub-Accounts...............                 2,562,903                (31,331,535)
      Other transfers from (to) the General Account....                    21,862                     33,775
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (27,679,440)               (49,945,449)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (66,064,644)                21,992,062

   NET ASSETS:
      Beginning of year................................               489,552,168                467,560,106
                                                         -------------------------  -------------------------
      End of year......................................   $           423,487,524   $            489,552,168
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     GLOBAL ATLANTIC MODERATE
                                                                   GROWTH MANAGED RISK PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 422,504   $                 563,949
      Net realized gain (loss).......................                  1,712,200                   1,428,374
      Change in unrealized gain (loss)...............                (12,864,768)                 16,782,780
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                (10,730,064)                 18,775,103
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  5,618,208                   8,070,039
      Terminations and withdrawals...................                 (6,784,424)                 (5,239,698)
      Contract benefits..............................                   (698,284)                 (2,116,456)
      Contract charges...............................                 (3,613,822)                 (3,484,575)
      Net transfers between Sub-Accounts.............                   (941,848)                 (5,317,210)
      Other transfers from (to) the General Account..                    (16,264)                     11,551
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                 (6,436,434)                 (8,076,349)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                (17,166,498)                 10,698,754

    NET ASSETS:
      Beginning of year..............................                153,132,377                 142,433,623
                                                       --------------------------  --------------------------
      End of year....................................  $             135,965,879   $             153,132,377
                                                       ==========================  ==========================

                                                                  GLOBAL ATLANTIC MOTIF AGING OF
                                                                       AMERICA PORTFOLIO (c)
                                                       ------------------------------------------------------
                                                                  2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                    (15)   $                     (9)
      Net realized gain (loss).......................                        (56)                         76
      Change in unrealized gain (loss)...............                         25                         (25)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                        (46)                         42
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                       5,000
      Terminations and withdrawals...................                     (1,667)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                         --                          --
      Net transfers between Sub-Accounts.............                     (3,252)                        (30)
      Other transfers from (to) the General Account..                        (47)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     (4,966)                      4,970
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     (5,012)                      5,012

    NET ASSETS:
      Beginning of year..............................                      5,012                          --
                                                       --------------------------  --------------------------
      End of year....................................   $                     --    $                  5,012
                                                       ==========================  ==========================

                                                                GLOBAL ATLANTIC MOTIF TECHNOLOGICAL
                                                                     INNOVATIONS PORTFOLIO (c)
                                                       -----------------------------------------------------
                                                                 2018                       2017
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   (259)  $                     (25)
      Net realized gain (loss).......................                     1,496                          64
      Change in unrealized gain (loss)...............                      (385)                        385
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                       852                         424
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    10,498                       5,000
      Terminations and withdrawals...................                        --                          --
      Contract benefits..............................                        --                          --
      Contract charges...............................                        --                          --
      Net transfers between Sub-Accounts.............                   (18,978)                      2,449
      Other transfers from (to) the General Account..                      (330)                         85
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (8,810)                      7,534
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                    (7,958)                      7,958

    NET ASSETS:
      Beginning of year..............................                     7,958                          --
                                                       -------------------------  --------------------------
      End of year....................................  $                     --   $                   7,958
                                                       =========================  ==========================

(c)    Fund liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         GLOBAL ATLANTIC PIMCO
                                                                     TACTICAL ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                41,535   $               (122,570)
      Net realized gain (loss).........................                 1,257,822                    155,691
      Change in unrealized gain (loss).................                (3,230,643)                 2,987,851
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (1,931,286)                 3,020,972
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,330,655                  2,106,661
      Terminations and withdrawals.....................                (1,391,529)                  (399,573)
      Contract benefits................................                  (162,856)                  (174,371)
      Contract charges.................................                  (625,479)                  (536,323)
      Net transfers between Sub-Accounts...............                 1,629,569                  1,164,876
      Other transfers from (to) the General Account....                        67                      1,000
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   780,427                  2,162,270
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,150,859)                 5,183,242

   NET ASSETS:
      Beginning of year................................                25,502,273                 20,319,031
                                                         -------------------------  -------------------------
      End of year......................................   $            24,351,414   $             25,502,273
                                                         =========================  =========================

                                                                       GLOBAL ATLANTIC SELECT
                                                                   ADVISOR MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 71,992   $                392,074
      Net realized gain (loss).........................                 3,126,734                    974,842
      Change in unrealized gain (loss).................               (11,164,004)                13,740,498
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (7,965,278)                15,107,414
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,144,587                  2,353,317
      Terminations and withdrawals.....................                (7,040,415)                (3,367,958)
      Contract benefits................................                  (528,203)                (1,183,703)
      Contract charges.................................                (2,853,386)                (2,731,470)
      Net transfers between Sub-Accounts...............                 5,085,597                   (691,700)
      Other transfers from (to) the General Account....                       103                      4,192
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (4,191,717)                (5,617,322)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (12,156,995)                 9,490,092

   NET ASSETS:
      Beginning of year................................               119,942,963                110,452,871
                                                         -------------------------  -------------------------
      End of year......................................  $            107,785,968   $            119,942,963
                                                         =========================  =========================

                                                                      GLOBAL ATLANTIC WELLINGTON
                                                                    RESEARCH MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (779,724)  $             (1,251,339)
      Net realized gain (loss).........................                16,555,750                  3,775,800
      Change in unrealized gain (loss).................               (41,585,967)                52,590,774
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................               (25,809,941)                55,115,235
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 7,753,831                 15,144,879
      Terminations and withdrawals.....................               (27,191,588)               (12,834,003)
      Contract benefits................................                (5,913,303)                (2,401,583)
      Contract charges.................................               (11,321,649)               (10,818,471)
      Net transfers between Sub-Accounts...............                (1,316,719)                18,872,425
      Other transfers from (to) the General Account....                     2,940                     31,733
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (37,986,488)                 7,994,980
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (63,796,429)                63,110,215

   NET ASSETS:
      Beginning of year................................               478,679,432                415,569,217
                                                         -------------------------  -------------------------
      End of year......................................  $            414,883,003   $            478,679,432
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                   CONSERVATIVE ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                    2018                      2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                   458   $                    138
      Net realized gain (loss).........................                       295                        141
      Change in unrealized gain (loss).................                    (1,296)                       694
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      (543)                       973
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (52)                       (54)
      Net transfers between Sub-Accounts...............                       143                        524
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                        91                        470
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                      (452)                     1,443

   NET ASSETS:
      Beginning of year................................                    12,249                     10,806
                                                         -------------------------  -------------------------
      End of year......................................   $                11,797   $                 12,249
                                                         =========================  =========================

                                                                   GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                      GROWTH ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,302   $                 (1,374)
      Net realized gain (loss).........................                    44,177                        702
      Change in unrealized gain (loss).................                   (50,717)                    36,194
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (4,238)                    35,522
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     33,951
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (58)                       (54)
      Net transfers between Sub-Accounts...............                  (261,850)                      (212)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (261,908)                    33,685
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (266,146)                    69,207

   NET ASSETS:
      Beginning of year................................                   279,024                    209,817
                                                         -------------------------  -------------------------
      End of year......................................  $                 12,878   $                279,024
                                                         =========================  =========================

                                                                  GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                  MODERATE ALLOCATION PORTFOLIO (c)
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (79)  $                     76
      Net realized gain (loss).........................                       292                        175
      Change in unrealized gain (loss).................                      (831)                       831
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                      (618)                     1,082
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     40,377
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (37)                        --
      Net transfers between Sub-Accounts...............                   (40,914)                       110
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (40,951)                    40,487
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                   (41,569)                    41,569

   NET ASSETS:
      Beginning of year................................                    41,569                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                     --   $                 41,569
                                                         =========================  ========================

(c)    Fund liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             GOLDMAN SACHS
                                                                      VIT CORE FIXED INCOME FUND
                                                         ----------------------------------------------------
                                                                    2018                      2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                45,794   $                 28,876
      Net realized gain (loss).........................                   (12,540)                    (8,074)
      Change in unrealized gain (loss).................                   (78,224)                    15,059
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (44,970)                    35,861
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     1,900                    295,163
      Terminations and withdrawals.....................                   (18,326)                    (3,340)
      Contract benefits................................                  (141,856)                        --
      Contract charges.................................                   (14,657)                   (14,834)
      Net transfers between Sub-Accounts...............                     1,840                    106,923
      Other transfers from (to) the General Account....                        (1)                      (448)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (171,100)                   383,464
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (216,070)                   419,325

   NET ASSETS:
      Beginning of year................................                 2,183,799                  1,764,474
                                                         -------------------------  -------------------------
      End of year......................................   $             1,967,729   $              2,183,799
                                                         =========================  =========================

                                                                             GOLDMAN SACHS
                                                                   VIT GLOBAL TRENDS ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,441)  $                 (1,799)
      Net realized gain (loss).........................                    10,954                     11,161
      Change in unrealized gain (loss).................                   (28,047)                    26,283
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (18,534)                    35,645
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                   (71,522)                    (2,480)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (2,148)                    (1,110)
      Net transfers between Sub-Accounts...............                      (521)                   312,178
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (74,191)                   308,588
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (92,725)                   344,233

   NET ASSETS:
      Beginning of year................................                   439,534                     95,301
                                                         -------------------------  -------------------------
      End of year......................................  $                346,809   $                439,534
                                                         =========================  =========================

                                                                            GOLDMAN SACHS
                                                                    VIT GROWTH OPPORTUNITIES FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (2,123)  $                   (165)
      Net realized gain (loss).........................                    46,102                      2,623
      Change in unrealized gain (loss).................                   (47,095)                     1,157
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (3,116)                     3,615
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    17,482                         --
      Terminations and withdrawals.....................                   (18,432)                      (207)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (595)                       (48)
      Net transfers between Sub-Accounts...............                    25,769                     11,778
      Other transfers from (to) the General Account....                    16,296                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    40,520                     11,523
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    37,404                     15,138

   NET ASSETS:
      Beginning of year................................                    26,107                     10,969
                                                         -------------------------  -------------------------
      End of year......................................  $                 63,511   $                 26,107
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             GOLDMAN SACHS
                                                                  VIT HIGH QUALITY FLOATING RATE FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,624   $                    486
      Net realized gain (loss).........................                        57                        (21)
      Change in unrealized gain (loss).................                    (1,538)                      (234)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       143                        231
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     6,249                     37,010
      Terminations and withdrawals.....................                    (7,525)                    (1,847)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (297)                      (262)
      Net transfers between Sub-Accounts...............                   189,804                     62,418
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   188,231                     97,319
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   188,374                     97,550

    NET ASSETS:
      Beginning of year................................                   168,558                     71,008
                                                         -------------------------  -------------------------
      End of year......................................  $                356,932   $                168,558
                                                         =========================  =========================

                                                                             GOLDMAN SACHS
                                                              VIT INTERNATIONAL EQUITY INSIGHTS FUND (a)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                    965   $                    695
      Net realized gain (loss).........................                    17,710                     11,993
      Change in unrealized gain (loss).................                   (36,403)                    11,597
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (17,728)                    24,285
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    20,000                    181,450
      Terminations and withdrawals.....................                      (600)                      (412)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (464)                      (520)
      Net transfers between Sub-Accounts...............                      (329)                  (113,710)
      Other transfers from (to) the General Account....                       (57)                       (84)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    18,550                     66,724
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                       822                     91,009

    NET ASSETS:
      Beginning of year................................                   106,222                     15,213
                                                         -------------------------  -------------------------
      End of year......................................  $                107,044   $                106,222
                                                         =========================  =========================


                                                                 GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 (3,094)  $                  (2,049)
      Net realized gain (loss).........................                    49,438                      41,137
      Change in unrealized gain (loss).................                   (50,381)                      4,302
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    (4,037)                     43,390
                                                         -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    72,233                     217,754
      Terminations and withdrawals.....................                  (568,460)                         --
      Contract benefits................................                        --                          --
      Contract charges.................................                      (290)                       (349)
      Net transfers between Sub-Accounts...............                        --                     231,833
      Other transfers from (to) the General Account....                       467                        (234)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (496,050)                    449,004
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (500,087)                    492,394

    NET ASSETS:
      Beginning of year................................                   640,441                     148,047
                                                         -------------------------  --------------------------
      End of year......................................  $                140,354   $                 640,441
                                                         =========================  ==========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                             VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   1,214   $                   1,144
      Net realized gain (loss).......................                     (1,533)                       (479)
      Change in unrealized gain (loss)...............                     (8,370)                      4,182
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (8,689)                      4,847
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                    (16,741)                     (3,640)
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (518)                       (650)
      Net transfers between Sub-Accounts.............                      2,583                         730
      Other transfers from (to) the General Account..                          3                          --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (14,673)                     (3,560)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    (23,362)                      1,287

    NET ASSETS:
      Beginning of year..............................                    119,835                     118,548
                                                       --------------------------  --------------------------
      End of year....................................  $                  96,473   $                 119,835
                                                       ==========================  ==========================

                                                                           GOLDMAN SACHS
                                                                VIT SMALL CAP EQUITY INSIGHTS FUND
                                                       ------------------------------------------------------
                                                                  2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                 (3,097)  $                    (931)
      Net realized gain (loss).......................                     58,685                      37,315
      Change in unrealized gain (loss)...............                    (83,802)                    (12,375)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                    (28,214)                     24,009
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     89,915                      31,633
      Terminations and withdrawals...................                     (1,598)                       (484)
      Contract benefits..............................                         --                          --
      Contract charges...............................                     (1,868)                     (1,165)
      Net transfers between Sub-Accounts.............                     (5,267)                     73,355
      Other transfers from (to) the General Account..                     17,195                        (398)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     98,377                     102,941
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     70,163                     126,950

    NET ASSETS:
      Beginning of year..............................                    246,967                     120,017
                                                       --------------------------  --------------------------
      End of year....................................   $                317,130   $                 246,967
                                                       ==========================  ==========================


                                                            GOLDMAN SACHS VIT STRATEGIC INCOME FUND (c)
                                                       ----------------------------------------------------
                                                                 2018                       2017
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   (420)  $                    384
      Net realized gain (loss).......................                   (44,950)                    (5,015)
      Change in unrealized gain (loss)...............                    45,380                    (20,477)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                        10                    (25,108)
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                        --                     53,992
      Terminations and withdrawals...................                        --                     (3,176)
      Contract benefits..............................                        --                         --
      Contract charges...............................                    (1,017)                    (3,511)
      Net transfers between Sub-Accounts.............                  (768,423)                   (83,613)
      Other transfers from (to) the General Account..                        --                          1
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                  (769,440)                   (36,307)
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                  (769,430)                   (61,415)

    NET ASSETS:
      Beginning of year..............................                   769,430                    830,845
                                                       -------------------------  -------------------------
      End of year....................................  $                     --   $                769,430
                                                       =========================  =========================

(c)    Fund liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (1,325)  $                  6,611
      Net realized gain (loss).........................                   359,362                    274,557
      Change in unrealized gain (loss).................                  (524,069)                   114,709
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (166,032)                   395,877
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     1,900                    259,971
      Terminations and withdrawals.....................                    (9,773)                      (833)
      Contract benefits................................                   (37,203)                        --
      Contract charges.................................                   (17,969)                   (14,908)
      Net transfers between Sub-Accounts...............                    (1,444)                   284,165
      Other transfers from (to) the General Account....                         3                        663
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (64,486)                   529,058
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (230,518)                   924,935

   NET ASSETS:
      Beginning of year................................                 2,375,209                  1,450,274
                                                         -------------------------  -------------------------
      End of year......................................   $             2,144,691   $              2,375,209
                                                         =========================  =========================

                                                               HARTFORD CAPITAL APPRECIATION HLS FUND
                                                         ----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (10,846)  $                 (2,815)
      Net realized gain (loss).........................                   319,067                    150,268
      Change in unrealized gain (loss).................                  (559,812)                   440,306
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (251,591)                   587,759
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    11,431                     61,845
      Terminations and withdrawals.....................                  (385,632)                  (188,621)
      Contract benefits................................                   (13,110)                   (12,259)
      Contract charges.................................                   (32,741)                   (31,221)
      Net transfers between Sub-Accounts...............                   153,234                    237,106
      Other transfers from (to) the General Account....                       (17)                      (139)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (266,835)                    66,711
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (518,426)                   654,470

   NET ASSETS:
      Beginning of year................................                 3,394,785                  2,740,315
                                                         -------------------------  -------------------------
      End of year......................................  $              2,876,359   $              3,394,785
                                                         =========================  =========================

                                                                 HARTFORD DIVIDEND AND GROWTH HLS FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                19,815   $                 14,258
      Net realized gain (loss).........................                   285,915                    173,027
      Change in unrealized gain (loss).................                  (454,214)                   252,372
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (148,484)                   439,657
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     6,420                     58,884
      Terminations and withdrawals.....................                  (149,270)                  (204,394)
      Contract benefits................................                   (40,462)                   (13,112)
      Contract charges.................................                   (32,883)                   (31,576)
      Net transfers between Sub-Accounts...............                   (78,853)                   (19,480)
      Other transfers from (to) the General Account....                        78                    (10,723)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (294,970)                  (220,401)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (443,454)                   219,256

   NET ASSETS:
      Beginning of year................................                 2,872,276                  2,653,020
                                                         -------------------------  -------------------------
      End of year......................................   $             2,428,822   $              2,872,276
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,511)  $                 (2,136)
      Net realized gain (loss).........................                    22,218                      1,756
      Change in unrealized gain (loss).................                   (15,957)                    49,904
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     4,750                     49,524
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      4,627
      Terminations and withdrawals.....................                   (36,894)                   (60,127)
      Contract benefits................................                   (12,491)                   (10,608)
      Contract charges.................................                    (1,049)                    (1,788)
      Net transfers between Sub-Accounts...............                    (5,407)                    (5,481)
      Other transfers from (to) the General Account....                         3                          8
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (55,838)                   (73,369)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (51,088)                   (23,845)

   NET ASSETS:
      Beginning of year................................                   150,752                    174,597
                                                         -------------------------  -------------------------
      End of year......................................  $                 99,664   $                150,752
                                                         =========================  =========================

                                                                    HARTFORD HIGH YIELD HLS FUND
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 38,096    $                 35,609
      Net realized gain (loss).........................                    (9,437)                         72
      Change in unrealized gain (loss).................                   (57,667)                     (3,884)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (29,008)                     31,797
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                       4,278
      Terminations and withdrawals.....................                  (142,857)                     (6,410)
      Contract benefits................................                        --                          --
      Contract charges.................................                    (5,315)                     (4,581)
      Net transfers between Sub-Accounts...............                    54,846                     389,450
      Other transfers from (to) the General Account....                         9                          65
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (93,317)                    382,802
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (122,325)                    414,599

   NET ASSETS:
      Beginning of year................................                   731,208                     316,609
                                                         -------------------------  --------------------------
      End of year......................................  $                608,883    $                731,208
                                                         =========================  ==========================

                                                            HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,772   $                  2,593
      Net realized gain (loss).........................                    20,033                     16,952
      Change in unrealized gain (loss).................                  (184,387)                   158,524
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (157,582)                   178,069
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     7,350                     14,749
      Terminations and withdrawals.....................                   (44,579)                   (27,374)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (12,321)                   (12,704)
      Net transfers between Sub-Accounts...............                    15,265                    (80,696)
      Other transfers from (to) the General Account....                        57                          7
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (34,228)                  (106,018)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (191,810)                    72,051

   NET ASSETS:
      Beginning of year................................                   859,008                    786,957
                                                         -------------------------  -------------------------
      End of year......................................  $                667,198   $                859,008
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  HARTFORD TOTAL RETURN BOND HLS FUND
                                                         -----------------------------------------------------
                                                                    2018                       2017
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 60,943   $                 53,325
      Net realized gain (loss).........................                    (24,849)                    (1,214)
      Change in unrealized gain (loss).................                    (96,215)                    39,762
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (60,121)                    91,873
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     46,933                    388,000
      Terminations and withdrawals.....................                   (433,456)                  (172,506)
      Contract benefits................................                    (22,728)                   (16,233)
      Contract charges.................................                    (16,544)                   (19,997)
      Net transfers between Sub-Accounts...............                   (266,555)                   345,713
      Other transfers from (to) the General Account....                       (695)                      (155)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (693,045)                   524,822
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                   (753,166)                   616,695

   NET ASSETS:
      Beginning of year................................                  2,947,569                  2,330,874
                                                         --------------------------  -------------------------
      End of year......................................   $              2,194,403   $              2,947,569
                                                         ==========================  =========================

                                                                        HARTFORD VALUE HLS FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,968   $                  2,064
      Net realized gain (loss).........................                    36,287                     28,721
      Change in unrealized gain (loss).................                   (79,740)                    18,023
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (41,485)                    48,808
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    10,000                         --
      Terminations and withdrawals.....................                   (10,628)                    (6,019)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (5,967)                    (6,312)
      Net transfers between Sub-Accounts...............                    14,219                    (46,770)
      Other transfers from (to) the General Account....                       (44)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     7,580                    (59,101)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (33,905)                   (10,293)

   NET ASSETS:
      Beginning of year................................                   371,371                    381,664
                                                         -------------------------  -------------------------
      End of year......................................  $                337,466   $                371,371
                                                         =========================  =========================

                                                                      HIMCO VIT INDEX FUND (b)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 40,520   $                 16,634
      Net realized gain (loss).........................                   319,195                    222,347
      Change in unrealized gain (loss).................                  (356,562)                   194,878
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     3,153                    433,859
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,650                      8,800
      Terminations and withdrawals.....................                   (31,202)                   (88,361)
      Contract benefits................................                       (20)                        --
      Contract charges.................................                   (14,314)                   (52,368)
      Net transfers between Sub-Accounts...............                (2,271,170)                  (271,556)
      Other transfers from (to) the General Account....                         4                        366
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (2,311,052)                  (403,119)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (2,307,899)                    30,740

   NET ASSETS:
      Beginning of year................................                 2,307,899                  2,277,159
                                                         -------------------------  -------------------------
      End of year......................................  $                     --   $              2,307,899
                                                         =========================  =========================

(b)   Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              HIMCO VIT PORTFOLIO DIVERSIFIER FUND (b)
                                                         -----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                310,672    $                 53,709
      Net realized gain (loss).........................                (3,750,895)                   (365,658)
      Change in unrealized gain (loss).................                 2,930,391                    (720,168)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                  (509,832)                 (1,032,117)
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    31,945                      75,386
      Terminations and withdrawals.....................                  (662,092)                 (1,556,721)
      Contract benefits................................                  (112,987)                    (24,789)
      Contract charges.................................                  (181,483)                   (636,316)
      Net transfers between Sub-Accounts...............               (22,344,650)                  1,884,442
      Other transfers from (to) the General Account....                       397                          34
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (23,268,870)                   (257,964)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............               (23,778,702)                 (1,290,081)

   NET ASSETS:
      Beginning of year................................                23,778,702                  25,068,783
                                                         -------------------------  --------------------------
      End of year......................................  $                     --    $             23,778,702
                                                         =========================  ==========================

                                                              INVESCO V.I. BALANCED-RISK ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,545   $                 51,255
      Net realized gain (loss).........................                   119,628                     89,059
      Change in unrealized gain (loss).................                  (255,581)                    12,654
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (129,408)                   152,968
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    24,848                     70,690
      Terminations and withdrawals.....................                  (150,244)                   (55,367)
      Contract benefits................................                   (63,843)                        --
      Contract charges.................................                   (11,881)                   (12,003)
      Net transfers between Sub-Accounts...............                        80                   (267,371)
      Other transfers from (to) the General Account....                      (108)                         6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (201,148)                  (264,045)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (330,556)                  (111,077)

   NET ASSETS:
      Beginning of year................................                 1,836,739                  1,947,816
                                                         -------------------------  -------------------------
      End of year......................................  $              1,506,183   $              1,836,739
                                                         =========================  =========================

                                                                      INVESCO V.I. COMSTOCK FUND
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    328   $                    984
      Net realized gain (loss).........................                     7,383                      2,896
      Change in unrealized gain (loss).................                   (17,502)                     4,113
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    (9,791)                     7,993
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     65,933
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                        --                     65,933
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    (9,791)                    73,926

   NET ASSETS:
      Beginning of year................................                    73,926                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                 64,135   $                 73,926
                                                         =========================  ========================

(b)   Merger. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    INVESCO V.I. CORE EQUITY FUND
                                                         -----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (5,896)   $                 (1,073)
      Net realized gain (loss).........................                    42,353                      50,480
      Change in unrealized gain (loss).................                   (94,682)                     52,952
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (58,225)                    102,359
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    15,000                       5,761
      Terminations and withdrawals.....................                  (336,042)                    (99,192)
      Contract benefits................................                        --                          --
      Contract charges.................................                    (9,901)                    (12,634)
      Net transfers between Sub-Accounts...............                    30,454                     (64,772)
      Other transfers from (to) the General Account....                      (143)                         (1)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (300,632)                   (170,838)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (358,857)                    (68,479)

   NET ASSETS:
      Beginning of year................................                   847,598                     916,077
                                                         -------------------------  --------------------------
      End of year......................................  $                488,741    $                847,598
                                                         =========================  ==========================

                                                                  INVESCO V.I. EQUITY AND INCOME FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  5,168   $                    510
      Net realized gain (loss).........................                    47,672                     82,476
      Change in unrealized gain (loss).................                  (104,726)                    (9,519)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (51,886)                    73,467
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   102,554                    400,779
      Terminations and withdrawals.....................                  (353,129)                    (2,241)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (3,070)                    (4,360)
      Net transfers between Sub-Accounts...............                     4,888                   (407,236)
      Other transfers from (to) the General Account....                       (52)                    (1,020)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (248,809)                   (14,078)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (300,695)                    59,389

   NET ASSETS:
      Beginning of year................................                   808,757                    749,368
                                                         -------------------------  -------------------------
      End of year......................................  $                508,062   $                808,757
                                                         =========================  =========================

                                                                 INVESCO V.I. GLOBAL REAL ESTATE FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  9,853   $                  6,277
      Net realized gain (loss).........................                     3,421                      5,529
      Change in unrealized gain (loss).................                   (36,365)                    10,328
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (23,091)                    22,134
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     1,000                    177,623
      Terminations and withdrawals.....................                    (4,837)                    (2,675)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (1,634)                      (883)
      Net transfers between Sub-Accounts...............                    24,392                     29,620
      Other transfers from (to) the General Account....                     1,950                       (274)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    20,871                    203,411
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (2,220)                   225,545

   NET ASSETS:
      Beginning of year................................                   306,706                     81,161
                                                         -------------------------  -------------------------
      End of year......................................  $                304,486   $                306,706
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               INVESCO V.I. GOVERNMENT MONEY MARKET FUND
                                                         -----------------------------------------------------
                                                                    2018                       2017
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 31,170   $                (55,497)
      Net realized gain (loss).........................                         --                         --
      Change in unrealized gain (loss).................                         --                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     31,170                    (55,497)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     75,494                 24,450,436
      Terminations and withdrawals.....................                (13,835,912)                (1,484,646)
      Contract benefits................................                    (76,425)                (2,425,090)
      Contract charges.................................                    (36,103)                   (25,863)
      Net transfers between Sub-Accounts...............                  4,087,488                (10,732,632)
      Other transfers from (to) the General Account....                      1,071                    (19,400)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 (9,784,387)                 9,762,805
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                 (9,753,217)                 9,707,308

   NET ASSETS:
      Beginning of year................................                 14,775,488                  5,068,180
                                                         --------------------------  -------------------------
      End of year......................................   $              5,022,271   $             14,775,488
                                                         ==========================  =========================

                                                                INVESCO V.I. INTERNATIONAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,045   $                  7,515
      Net realized gain (loss).........................                    82,188                     43,316
      Change in unrealized gain (loss).................                  (324,543)                   312,400
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (229,310)                   363,231
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       442                        476
      Terminations and withdrawals.....................                  (369,528)                  (188,854)
      Contract benefits................................                   (36,717)                        --
      Contract charges.................................                   (29,904)                   (34,254)
      Net transfers between Sub-Accounts...............                   124,379                   (187,335)
      Other transfers from (to) the General Account....                        34                         (5)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (311,294)                  (409,972)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (540,604)                   (46,741)

   NET ASSETS:
      Beginning of year................................                 1,788,674                  1,835,415
                                                         -------------------------  -------------------------
      End of year......................................  $              1,248,070   $              1,788,674
                                                         =========================  =========================

                                                                INVESCO V.I. MID CAP CORE EQUITY FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,217)  $                 (6,858)
      Net realized gain (loss).........................                   131,431                     18,512
      Change in unrealized gain (loss).................                  (253,680)                   115,215
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (131,466)                   126,869
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       120                      3,495
      Terminations and withdrawals.....................                  (155,192)                   (26,938)
      Contract benefits................................                    (6,439)                        --
      Contract charges.................................                    (5,108)                    (5,190)
      Net transfers between Sub-Accounts...............                    72,856                    110,267
      Other transfers from (to) the General Account....                      (100)                       114
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (93,863)                    81,748
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (225,329)                   208,617

   NET ASSETS:
      Beginning of year................................                 1,077,439                    868,822
                                                         -------------------------  -------------------------
      End of year......................................  $                852,110   $              1,077,439
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 INVESCO V.I. SMALL CAP EQUITY FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,901)  $                 (9,534)
      Net realized gain (loss).........................                    71,466                     37,146
      Change in unrealized gain (loss).................                  (239,080)                    96,585
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (177,515)                   124,197
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,000                      2,000
      Terminations and withdrawals.....................                   (52,395)                   (36,930)
      Contract benefits................................                    (6,579)                        --
      Contract charges.................................                    (8,569)                    (8,727)
      Net transfers between Sub-Accounts...............                   104,844                    (17,049)
      Other transfers from (to) the General Account....                       (36)                       205
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    42,265                    (60,501)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (135,250)                    63,696

   NET ASSETS:
      Beginning of year................................                 1,074,626                  1,010,930
                                                         -------------------------  -------------------------
      End of year......................................  $                939,376   $              1,074,626
                                                         =========================  =========================

                                                                         IVY VIP CORE EQUITY
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (27)  $                     (13)
      Net realized gain (loss).........................                       573                          91
      Change in unrealized gain (loss).................                    (1,072)                        353
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                      (526)                        431
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,000                          --
      Terminations and withdrawals.....................                      (692)                       (104)
      Contract benefits................................                        --                          --
      Contract charges.................................                        (5)                         (5)
      Net transfers between Sub-Accounts...............                        --                          88
      Other transfers from (to) the General Account....                        --                          (1)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     4,303                         (22)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                     3,777                         409

   NET ASSETS:
      Beginning of year................................                     2,596                       2,187
                                                         -------------------------  --------------------------
      End of year......................................  $                  6,373   $                   2,596
                                                         =========================  ==========================

                                                                  IVY VIP INTERNATIONAL CORE EQUITY
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  9,427   $                  4,140
      Net realized gain (loss).........................                    61,826                      8,901
      Change in unrealized gain (loss).................                  (384,836)                   248,286
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (313,583)                   261,327
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     4,551                    182,186
      Terminations and withdrawals.....................                    (7,509)                    (2,812)
      Contract benefits................................                   (17,892)                        --
      Contract charges.................................                   (11,497)                    (9,938)
      Net transfers between Sub-Accounts...............                   (71,653)                   407,366
      Other transfers from (to) the General Account....                         2                       (187)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (103,998)                   576,615
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (417,581)                   837,942

   NET ASSETS:
      Beginning of year................................                 1,770,346                    932,404
                                                         -------------------------  -------------------------
      End of year......................................  $              1,352,765   $              1,770,346
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                              IVY VIP SECURIAN REAL ESTATE SECURITIES (a)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    191   $                   (112)
      Net realized gain (loss).........................                     1,884                      1,378
      Change in unrealized gain (loss).................                    (3,938)                       (46)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (1,863)                     1,220
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     29,132
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (120)                       (63)
      Net transfers between Sub-Accounts...............                      (409)                    (3,657)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                      (529)                    25,412
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (2,392)                    26,632

   NET ASSETS:
      Beginning of year................................                    31,454                      4,822
                                                         -------------------------  -------------------------
      End of year......................................  $                 29,062   $                 31,454
                                                         =========================  =========================

                                                                             IVY VIP VALUE
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    52   $                     --
      Net realized gain (loss).........................                       148                         --
      Change in unrealized gain (loss).................                      (638)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                      (438)                        --
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,000                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     5,000                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                     4,562                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         -------------------------  ------------------------
      End of year......................................   $                 4,562   $                     --
                                                         =========================  ========================

                                                                LORD ABBETT BOND DEBENTURE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                130,545   $                119,916
      Net realized gain (loss).........................                    80,124                     38,386
      Change in unrealized gain (loss).................                  (383,803)                    60,638
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (173,134)                   218,940
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    86,697                    386,908
      Terminations and withdrawals.....................                  (400,499)                  (100,776)
      Contract benefits................................                   (33,203)                        --
      Contract charges.................................                   (21,977)                   (17,558)
      Net transfers between Sub-Accounts...............                   462,611                  1,102,131
      Other transfers from (to) the General Account....                     1,794                         99
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    95,423                  1,370,804
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (77,711)                 1,589,744

   NET ASSETS:
      Beginning of year................................                 3,574,766                  1,985,022
                                                         -------------------------  -------------------------
      End of year......................................  $              3,497,055   $              3,574,766
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                10,356   $                  3,859
      Net realized gain (loss).........................                   223,334                    125,549
      Change in unrealized gain (loss).................                  (368,346)                    68,639
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (134,656)                   198,047
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       784                        834
      Terminations and withdrawals.....................                  (131,205)                  (133,114)
      Contract benefits................................                   (55,983)                        --
      Contract charges.................................                   (28,748)                   (30,978)
      Net transfers between Sub-Accounts...............                    21,456                     40,227
      Other transfers from (to) the General Account....                       167                        (10)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (193,529)                  (123,041)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (328,185)                    75,006

   NET ASSETS:
      Beginning of year................................                 1,775,901                  1,700,895
                                                         -------------------------  -------------------------
      End of year......................................   $             1,447,716   $              1,775,901
                                                         =========================  =========================

                                                             LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (7,355)  $                 (6,419)
      Net realized gain (loss).........................                   214,330                     27,156
      Change in unrealized gain (loss).................                  (238,285)                   132,570
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (31,310)                   153,307
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      4,113
      Terminations and withdrawals.....................                  (112,585)                   (33,263)
      Contract benefits................................                    (8,369)                    (7,638)
      Contract charges.................................                    (6,755)                    (6,831)
      Net transfers between Sub-Accounts...............                   138,877                    143,388
      Other transfers from (to) the General Account....                      (559)                       (77)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    10,609                     99,692
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (20,701)                   252,999

   NET ASSETS:
      Beginning of year................................                   877,129                    624,130
                                                         -------------------------  -------------------------
      End of year......................................  $                856,428   $                877,129
                                                         =========================  =========================

                                                                  LORD ABBETT MID CAP STOCK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    607   $                     (6)
      Net realized gain (loss).........................                     6,938                      5,784
      Change in unrealized gain (loss).................                   (38,376)                    (4,316)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (30,831)                     1,462
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    19,547                     56,341
      Terminations and withdrawals.....................                    (8,290)                        --
      Contract benefits................................                        --                    (14,670)
      Contract charges.................................                      (221)                       (65)
      Net transfers between Sub-Accounts...............                   143,035                     19,234
      Other transfers from (to) the General Account....                       127                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   154,198                     60,840
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   123,367                     62,302

   NET ASSETS:
      Beginning of year................................                    64,365                      2,063
                                                         -------------------------  -------------------------
      End of year......................................  $                187,732   $                 64,365
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                              LORD ABBETT SHORT DURATION INCOME PORTFOLIO
                                                         ----------------------------------------------------
                                                                    2018                      2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $               (14,302)  $                 87,433
      Net realized gain (loss).........................                   (62,429)                   (13,922)
      Change in unrealized gain (loss).................                    72,512                    (63,210)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (4,219)                    10,301
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    10,777                     62,442
      Terminations and withdrawals.....................                (2,369,504)                    (5,173)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (199)                    (4,224)
      Net transfers between Sub-Accounts...............                  (640,443)                 2,373,002
      Other transfers from (to) the General Account....                        --                       (149)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (2,999,369)                 2,425,898
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (3,003,588)                 2,436,199

   NET ASSETS:
      Beginning of year................................                 3,146,550                    710,351
                                                         -------------------------  -------------------------
      End of year......................................   $               142,962   $              3,146,550
                                                         =========================  =========================

                                                                            MFS(R) BLENDED
                                                                   RESEARCH(R) CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (16)  $                    (57)
      Net realized gain (loss).........................                    10,701                      6,428
      Change in unrealized gain (loss).................                   (13,611)                    16,805
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (2,926)                    23,176
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                   (24,939)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (45)                       (40)
      Net transfers between Sub-Accounts...............                   (42,223)                  (132,588)
      Other transfers from (to) the General Account....                        (1)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (67,208)                  (132,628)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (70,134)                  (109,452)

   NET ASSETS:
      Beginning of year................................                    99,578                    209,030
                                                         -------------------------  -------------------------
      End of year......................................  $                 29,444   $                 99,578
                                                         =========================  =========================

                                                                           MFS(R) BLENDED
                                                               RESEARCH(R) SMALL CAP EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (651)  $                   (325)
      Net realized gain (loss).........................                    24,532                      6,036
      Change in unrealized gain (loss).................                   (45,153)                     7,655
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (21,272)                    13,366
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    36,270                     95,753
      Terminations and withdrawals.....................                      (356)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (334)                      (244)
      Net transfers between Sub-Accounts...............                    88,734                     29,550
      Other transfers from (to) the General Account....                       (60)                      (430)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   124,254                    124,629
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   102,982                    137,995

   NET ASSETS:
      Beginning of year................................                   144,856                      6,861
                                                         -------------------------  -------------------------
      End of year......................................  $                247,838   $                144,856
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 MFS(R) GLOBAL REAL ESTATE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,302   $                  2,521
      Net realized gain (loss).........................                     1,309                      5,777
      Change in unrealized gain (loss).................                    (7,764)                       199
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (4,153)                     8,497
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     68,485
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (322)                      (194)
      Net transfers between Sub-Accounts...............                    (1,382)                   (17,893)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (1,704)                    50,398
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (5,857)                    58,895

   NET ASSETS:
      Beginning of year................................                   104,395                     45,500
                                                         -------------------------  -------------------------
      End of year......................................  $                 98,538   $                104,395
                                                         =========================  =========================

                                                                        MFS(R) GROWTH SERIES
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (38,918)   $                (33,008)
      Net realized gain (loss).........................                   541,397                     280,010
      Change in unrealized gain (loss).................                  (405,546)                    764,330
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    96,933                   1,011,332
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    43,782                      13,097
      Terminations and withdrawals.....................                  (420,766)                   (253,880)
      Contract benefits................................                   (17,422)                    (71,881)
      Contract charges.................................                   (41,654)                    (39,861)
      Net transfers between Sub-Accounts...............                    71,971                     246,824
      Other transfers from (to) the General Account....                    (3,268)                       (474)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (367,357)                   (106,175)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                  (270,424)                    905,157

   NET ASSETS:
      Beginning of year................................                 4,378,206                   3,473,049
                                                         -------------------------  --------------------------
      End of year......................................  $              4,107,782    $              4,378,206
                                                         =========================  ==========================

                                                                MFS(R) INTERNATIONAL VALUE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (737)  $                  6,485
      Net realized gain (loss).........................                   127,045                     22,806
      Change in unrealized gain (loss).................                  (275,443)                   346,455
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (149,135)                   375,746
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      2,139
      Terminations and withdrawals.....................                  (298,082)                   (53,811)
      Contract benefits................................                    (6,535)                        --
      Contract charges.................................                    (9,855)                   (10,968)
      Net transfers between Sub-Accounts...............                   (88,397)                    33,070
      Other transfers from (to) the General Account....                     1,334                       (132)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (401,535)                   (29,702)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (550,670)                   346,044

   NET ASSETS:
      Beginning of year................................                 1,850,242                  1,504,198
                                                         -------------------------  -------------------------
      End of year......................................  $              1,299,572   $              1,850,242
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    MFS(R) INVESTORS TRUST SERIES
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (2,347)  $                 (1,564)
      Net realized gain (loss).........................                    37,887                     29,338
      Change in unrealized gain (loss).................                   (73,551)                   102,474
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (38,011)                   130,248
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                   (38,313)                   (32,885)
      Contract benefits................................                   (10,976)                        --
      Contract charges.................................                    (5,068)                    (5,024)
      Net transfers between Sub-Accounts...............                    (1,849)                    10,384
      Other transfers from (to) the General Account....                        53                         (4)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (56,153)                   (27,529)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (94,164)                   102,719

   NET ASSETS:
      Beginning of year................................                   704,301                    601,582
                                                         -------------------------  -------------------------
      End of year......................................  $                610,137   $                704,301
                                                         =========================  =========================

                                                                     MFS(R) MID CAP GROWTH SERIES
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,571)  $                   (761)
      Net realized gain (loss).........................                    31,800                      6,727
      Change in unrealized gain (loss).................                   (31,609)                    11,149
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (1,380)                    17,115
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    45,911                     48,251
      Terminations and withdrawals.....................                    (4,971)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (300)                      (259)
      Net transfers between Sub-Accounts...............                    17,525                     10,570
      Other transfers from (to) the General Account....                       107                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    58,272                     58,562
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    56,892                     75,677

   NET ASSETS:
      Beginning of year................................                   115,366                     39,689
                                                         -------------------------  -------------------------
      End of year......................................  $                172,258   $                115,366
                                                         =========================  =========================

                                                                   MFS(R) MID CAP VALUE PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (3,403)  $                 2,475
      Net realized gain (loss).........................                    77,527                    37,945
      Change in unrealized gain (loss).................                  (219,824)                   64,282
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                  (145,700)                  104,702
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    47,279                   168,876
      Terminations and withdrawals.....................                    (5,163)                   (1,234)
      Contract benefits................................                        --                        --
      Contract charges.................................                    (7,788)                   (6,022)
      Net transfers between Sub-Accounts...............                     3,230                   386,251
      Other transfers from (to) the General Account....                      (633)                     (467)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    36,925                   547,404
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                  (108,775)                  652,106

   NET ASSETS:
      Beginning of year................................                 1,133,907                   481,801
                                                         -------------------------  ------------------------
      End of year......................................  $              1,025,132   $             1,133,907
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      MFS(R) NEW DISCOVERY SERIES
                                                         -----------------------------------------------------
                                                                    2018                       2017
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (11,174)  $                 (7,537)
      Net realized gain (loss).........................                    260,329                     22,511
      Change in unrealized gain (loss).................                   (264,498)                   209,451
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (15,343)                   224,425
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        221                      2,377
      Terminations and withdrawals.....................                   (309,181)                   (51,357)
      Contract benefits................................                    (14,373)                        --
      Contract charges.................................                    (16,375)                   (14,615)
      Net transfers between Sub-Accounts...............                    400,472                    217,523
      Other transfers from (to) the General Account....                       (416)                       (59)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     60,348                    153,869
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     45,005                    378,294

   NET ASSETS:
      Beginning of year................................                  1,176,167                    797,873
                                                         --------------------------  -------------------------
      End of year......................................   $              1,221,172   $              1,176,167
                                                         ==========================  =========================

                                                                MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     43   $                    164
      Net realized gain (loss).........................                       587                         21
      Change in unrealized gain (loss).................                    (4,034)                     3,482
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (3,404)                     3,667
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     14,646
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (45)                       (39)
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       (45)                    14,607
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (3,449)                    18,274

   NET ASSETS:
      Beginning of year................................                    22,452                      4,178
                                                         -------------------------  -------------------------
      End of year......................................  $                 19,003   $                 22,452
                                                         =========================  =========================

                                                                   MFS(R) TOTAL RETURN BOND SERIES
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,690   $                  1,749
      Net realized gain (loss).........................                       (72)                        11
      Change in unrealized gain (loss).................                    (3,716)                       698
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (2,098)                     2,458
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     19,758
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (253)                      (230)
      Net transfers between Sub-Accounts...............                     3,136                      3,217
      Other transfers from (to) the General Account....                         1                          1
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     2,884                     22,746
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                       786                     25,204

   NET ASSETS:
      Beginning of year................................                    85,155                     59,951
                                                         -------------------------  -------------------------
      End of year......................................  $                 85,941   $                 85,155
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                        MFS(R) UTILITIES SERIES
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (218)  $                  3,324
      Net realized gain (loss).........................                       917                      2,136
      Change in unrealized gain (loss).................                      (422)                     5,833
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       277                     11,293
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    15,498                     32,000
      Terminations and withdrawals.....................                    (2,401)                      (653)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (217)                      (181)
      Net transfers between Sub-Accounts...............                       754                    (69,073)
      Other transfers from (to) the General Account....                      (242)                         1
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    13,392                    (37,906)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    13,669                    (26,613)

   NET ASSETS:
      Beginning of year................................                   117,577                    144,190
                                                         -------------------------  -------------------------
      End of year......................................  $                131,246   $                117,577
                                                         =========================  =========================


                                                                         MFS(R) VALUE SERIES
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  7,714   $                 19,960
      Net realized gain (loss).........................                   186,775                    137,450
      Change in unrealized gain (loss).................                  (417,644)                   197,195
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (223,155)                   354,605
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      9,160
      Terminations and withdrawals.....................                  (226,875)                  (216,392)
      Contract benefits................................                   (17,339)                        --
      Contract charges.................................                   (42,374)                   (47,383)
      Net transfers between Sub-Accounts...............                    28,414                    (74,291)
      Other transfers from (to) the General Account....                        28                         30
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (258,146)                  (328,876)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (481,301)                    25,729

   NET ASSETS:
      Beginning of year................................                 2,311,172                  2,285,443
                                                         -------------------------  -------------------------
      End of year......................................  $              1,829,871   $              2,311,172
                                                         =========================  =========================

                                                                        OPPENHEIMER DISCOVERY
                                                                       MID CAP GROWTH FUND/VA
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (830)  $                   (339)
      Net realized gain (loss).........................                    13,824                      4,252
      Change in unrealized gain (loss).................                   (31,086)                     7,124
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (18,092)                    11,037
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   221,371                     30,644
      Terminations and withdrawals.....................                    (2,109)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (548)                      (203)
      Net transfers between Sub-Accounts...............                    (2,467)                    31,268
      Other transfers from (to) the General Account....                      (183)                         5
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   216,064                     61,714
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   197,972                     72,751

   NET ASSETS:
      Beginning of year................................                    84,159                     11,408
                                                         -------------------------  -------------------------
      End of year......................................  $                282,131   $                 84,159
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    OPPENHEIMER GLOBAL FUND/VA
                                                       ------------------------------------------------------
                                                                  2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                     (85)  $                     (60)
      Net realized gain (loss).......................                      2,395                         779
      Change in unrealized gain (loss)...............                    (11,491)                      1,812
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (9,181)                      2,531
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     35,795                      11,681
      Terminations and withdrawals...................                         --                          --
      Contract benefits..............................                         --                          --
      Contract charges...............................                         --                          --
      Net transfers between Sub-Accounts.............                      1,339                         (43)
      Other transfers from (to) the General Account..                        197                         (65)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     37,331                      11,573
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     28,150                      14,104

    NET ASSETS:
      Beginning of year..............................                     18,050                       3,946
                                                       --------------------------  --------------------------
      End of year....................................  $                  46,200   $                  18,050
                                                       ==========================  ==========================

                                                                        OPPENHEIMER GLOBAL
                                                                    MULTI-ALTERNATIVES FUND/VA
                                                       ------------------------------------------------------
                                                                  2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                   (344)   $                    (31)
      Net realized gain (loss).......................                         (2)                         (5)
      Change in unrealized gain (loss)...............                     (1,868)                        (61)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (2,214)                        (97)
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                         --                        (653)
      Contract benefits..............................                         --                          --
      Contract charges...............................                        (26)                        (25)
      Net transfers between Sub-Accounts.............                     35,430                       1,217
      Other transfers from (to) the General Account..                         --                          (1)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     35,404                         538
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     33,190                         441

    NET ASSETS:
      Beginning of year..............................                     10,922                      10,481
                                                       --------------------------  --------------------------
      End of year....................................   $                 44,112    $                 10,922
                                                       ==========================  ==========================

                                                                            OPPENHEIMER
                                                                   INTERNATIONAL GROWTH FUND/VA
                                                       -----------------------------------------------------
                                                                 2018                       2017
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   (779)  $                    (276)
      Net realized gain (loss).......................                     2,752                         335
      Change in unrealized gain (loss)...............                   (45,311)                     14,109
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                   (43,338)                     14,168
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    58,911                     129,004
      Terminations and withdrawals...................                        --                          --
      Contract benefits..............................                        --                          --
      Contract charges...............................                      (147)                        (61)
      Net transfers between Sub-Accounts.............                     1,049                      (2,623)
      Other transfers from (to) the General Account..                      (393)                         --
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    59,420                     126,320
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                    16,082                     140,488

    NET ASSETS:
      Beginning of year..............................                   148,040                       7,552
                                                       -------------------------  --------------------------
      End of year....................................  $                164,122   $                 148,040
                                                       =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,420)  $                   (175)
      Net realized gain (loss).........................                    19,969                      7,024
      Change in unrealized gain (loss).................                   (37,555)                     6,323
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (19,006)                    13,172
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    25,379                    108,182
      Terminations and withdrawals.....................                    (7,933)                      (745)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (256)                      (252)
      Net transfers between Sub-Accounts...............                      (542)                   (32,746)
      Other transfers from (to) the General Account....                        58                        (62)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    16,706                     74,377
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (2,300)                    87,549

    NET ASSETS:
      Beginning of year................................                   139,029                     51,480
                                                         -------------------------  -------------------------
      End of year......................................  $                136,729   $                139,029
                                                         =========================  =========================


                                                                       PIMCO ALL ASSET PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 10,062   $                 17,723
      Net realized gain (loss).........................                     1,796                     (5,592)
      Change in unrealized gain (loss).................                   (40,979)                    45,511
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (29,121)                    57,642
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    24,197                         --
      Terminations and withdrawals.....................                   (81,199)                    (7,581)
      Contract benefits................................                        --                    (32,780)
      Contract charges.................................                    (2,881)                    (3,395)
      Net transfers between Sub-Accounts...............                    28,988                    (44,487)
      Other transfers from (to) the General Account....                        (3)                        (7)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (30,898)                   (88,250)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (60,019)                   (30,608)

    NET ASSETS:
      Beginning of year................................                   498,394                    529,002
                                                         -------------------------  -------------------------
      End of year......................................  $                438,375   $                498,394
                                                         =========================  =========================

                                                                     PIMCO COMMODITYREALRETURN(R)
                                                                          STRATEGY PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                    724   $                   6,132
      Net realized gain (loss).........................                      (528)                       (189)
      Change in unrealized gain (loss).................                   (13,838)                     (3,807)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (13,642)                      2,136
                                                         -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     5,249                      62,506
      Terminations and withdrawals.....................                    (3,107)                     (2,207)
      Contract benefits................................                        --                          --
      Contract charges.................................                      (323)                       (160)
      Net transfers between Sub-Accounts...............                     1,119                       4,798
      Other transfers from (to) the General Account....                       (22)                       (379)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     2,916                      64,558
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (10,726)                     66,694

    NET ASSETS:
      Beginning of year................................                    87,911                      21,217
                                                         -------------------------  --------------------------
      End of year......................................  $                 77,185   $                  87,911
                                                         =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                   PIMCO DYNAMIC BOND PORTFOLIO (a)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    432   $                    142
      Net realized gain (loss).........................                         1                        764
      Change in unrealized gain (loss).................                      (461)                        80
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       (28)                       986
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     40,402
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                    (22,640)
      Contract charges.................................                        --                        (54)
      Net transfers between Sub-Accounts...............                       383                        982
      Other transfers from (to) the General Account....                        (6)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       377                     18,690
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                       349                     19,676

   NET ASSETS:
      Beginning of year................................                    25,100                      5,424
                                                         -------------------------  -------------------------
      End of year......................................  $                 25,449   $                 25,100
                                                         =========================  =========================


                                                                 PIMCO EMERGING MARKETS BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,206   $                  4,926
      Net realized gain (loss).........................                    (1,758)                        36
      Change in unrealized gain (loss).................                   (16,736)                     1,675
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (12,288)                     6,637
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    12,600                    156,985
      Terminations and withdrawals.....................                    (4,076)                    (2,906)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (789)                      (522)
      Net transfers between Sub-Accounts...............                   (13,087)                    18,325
      Other transfers from (to) the General Account....                        --                        164
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (5,352)                   172,046
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (17,640)                   178,683

   NET ASSETS:
      Beginning of year................................                   202,741                     24,058
                                                         -------------------------  -------------------------
      End of year......................................  $                185,101   $                202,741
                                                         =========================  =========================

                                                                   PIMCO GLOBAL MULTI-ASSET MANAGED
                                                                         ALLOCATION PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    103   $                     77
      Net realized gain (loss).........................                     1,731                          2
      Change in unrealized gain (loss).................                    (3,885)                       723
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    (2,051)                       802
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     25,260
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                       306                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       306                     25,260
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    (1,745)                    26,062

   NET ASSETS:
      Beginning of year................................                    26,062                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                 24,317   $                 26,062
                                                         =========================  ========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                     PIMCO HIGH YIELD PORTFOLIO
                                                       ------------------------------------------------------
                                                                  2018                       2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                  4,069   $                     763
      Net realized gain (loss).......................                        (72)                         (1)
      Change in unrealized gain (loss)...............                     (7,883)                     (1,116)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (3,886)                       (354)
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                      9,000                      97,430
      Terminations and withdrawals...................                         --                          --
      Contract benefits..............................                         --                          --
      Contract charges...............................                         --                          --
      Net transfers between Sub-Accounts.............                       (142)                         --
      Other transfers from (to) the General Account..                         --                         118
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                      8,858                      97,548
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      4,972                      97,194

    NET ASSETS:
      Beginning of year..............................                     97,194                          --
                                                       --------------------------  --------------------------
      End of year....................................   $                102,166   $                  97,194
                                                       ==========================  ==========================

                                                                 PIMCO INTERNATIONAL BOND PORTFOLIO
                                                                      (U.S. DOLLAR-HEDGED) (a)
                                                       ------------------------------------------------------
                                                                  2018                        2017
                                                        -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                    938   $                  16,376
      Net realized gain (loss).......................                        536                        (728)
      Change in unrealized gain (loss)...............                      2,866                      (9,135)
                                                        -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      4,340                       6,513
                                                        -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                      9,380                      79,083
      Terminations and withdrawals...................                     (2,362)                     (1,609)
      Contract benefits..............................                    (24,709)                         --
      Contract charges...............................                     (3,112)                     (2,986)
      Net transfers between Sub-Accounts.............                       (607)                     37,884
      Other transfers from (to) the General Account..                          1                         (17)
                                                        -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (21,409)                    112,355
                                                        -------------------------  --------------------------
      Net increase (decrease) in net assets..........                    (17,069)                    118,868

    NET ASSETS:
      Beginning of year..............................                    440,048                     321,180
                                                        -------------------------  --------------------------
      End of year....................................   $                422,979   $                 440,048
                                                        =========================  ==========================


                                                                    PIMCO REAL RETURN PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2018                        2017
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                     889   $                     947
      Net realized gain (loss).......................                        (32)                         53
      Change in unrealized gain (loss)...............                     (2,780)                        563
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     (1,923)                      1,563
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                      9,000                       3,281
      Terminations and withdrawals...................                       (898)                       (644)
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (219)                       (305)
      Net transfers between Sub-Accounts.............                       (318)                      9,902
      Other transfers from (to) the General Account..                         (1)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                      7,564                      12,234
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      5,641                      13,797

    NET ASSETS:
      Beginning of year..............................                     56,353                      42,556
                                                       --------------------------  --------------------------
      End of year....................................  $                  61,994   $                  56,353
                                                       ==========================  ==========================

(a)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  7,360   $                 25,959
      Net realized gain (loss).........................                   118,678                    (40,074)
      Change in unrealized gain (loss).................                  (227,529)                   216,247
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (101,491)                   202,132
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                   (89,807)                   (50,313)
      Contract benefits................................                   (25,705)                        --
      Contract charges.................................                   (23,966)                   (24,685)
      Net transfers between Sub-Accounts...............                    67,195                   (116,191)
      Other transfers from (to) the General Account....                        --                         (1)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (72,283)                  (191,190)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (173,774)                    10,942

   NET ASSETS:
      Beginning of year................................                 1,012,108                  1,001,166
                                                         -------------------------  -------------------------
      End of year......................................  $                838,334   $              1,012,108
                                                         =========================  =========================

                                                                     PIMCO TOTAL RETURN PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 42,539   $                 38,384
      Net realized gain (loss).........................                   (26,955)                    (6,911)
      Change in unrealized gain (loss).................                   (99,889)                   120,949
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (84,305)                   152,422
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    45,401                    163,917
      Terminations and withdrawals.....................                  (970,639)                  (238,820)
      Contract benefits................................                   (34,218)                   (31,633)
      Contract charges.................................                   (23,564)                   (31,129)
      Net transfers between Sub-Accounts...............                  (900,317)                   529,969
      Other transfers from (to) the General Account....                       324                       (480)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (1,883,013)                   391,824
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,967,318)                   544,246

   NET ASSETS:
      Beginning of year................................                 4,498,627                  3,954,381
                                                         -------------------------  -------------------------
      End of year......................................  $              2,531,309   $              4,498,627
                                                         =========================  =========================

                                                                    PUTNAM VT EQUITY INCOME FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (3,651)   $                15,139
      Net realized gain (loss).........................                   130,005                    101,600
      Change in unrealized gain (loss).................                  (337,654)                   204,677
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                  (211,300)                   321,416
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    46,803                    165,851
      Terminations and withdrawals.....................                  (106,695)                  (100,783)
      Contract benefits................................                       (20)                        --
      Contract charges.................................                   (19,469)                   (17,964)
      Net transfers between Sub-Accounts...............                   194,023                     60,336
      Other transfers from (to) the General Account....                       (34)                      (360)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   114,608                    107,080
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (96,692)                   428,496

   NET ASSETS:
      Beginning of year................................                 2,200,581                  1,772,085
                                                         -------------------------  -------------------------
      End of year......................................  $              2,103,889    $             2,200,581
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                PUTNAM VT GLOBAL ASSET ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     53   $                     (1)
      Net realized gain (loss).........................                       763                         --
      Change in unrealized gain (loss).................                    (1,950)                        26
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (1,134)                        25
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                    12,687                      2,500
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    12,687                      2,500
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    11,553                      2,525

   NET ASSETS:
      Beginning of year................................                     2,525                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 14,078   $                  2,525
                                                         =========================  =========================

                                                                 PUTNAM VT GROWTH OPPORTUNITIES FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (10,099)  $                 (7,954)
      Net realized gain (loss).........................                   178,702                     47,728
      Change in unrealized gain (loss).................                  (124,064)                   241,774
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    44,539                    281,548
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       562                     12,236
      Terminations and withdrawals.....................                  (143,777)                   (87,775)
      Contract benefits................................                   (27,855)                        --
      Contract charges.................................                   (18,456)                   (20,044)
      Net transfers between Sub-Accounts...............                   (92,495)                   118,405
      Other transfers from (to) the General Account....                      (723)                        42
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (282,744)                    22,864
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (238,205)                   304,412

   NET ASSETS:
      Beginning of year................................                 1,241,785                    937,373
                                                         -------------------------  -------------------------
      End of year......................................  $              1,003,580   $              1,241,785
                                                         =========================  =========================

                                                                        PUTNAM VT INCOME FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 33,758   $                 74,391
      Net realized gain (loss).........................                   (11,493)                    (4,947)
      Change in unrealized gain (loss).................                   (32,568)                    22,486
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (10,303)                    91,930
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                    117,278
      Terminations and withdrawals.....................                   (64,032)                   (41,557)
      Contract benefits................................                   (22,954)                   (47,156)
      Contract charges.................................                   (15,173)                   (14,531)
      Net transfers between Sub-Accounts...............                   479,617                   (379,998)
      Other transfers from (to) the General Account....                        97                         52
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   377,555                   (365,912)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   367,252                   (273,982)

   NET ASSETS:
      Beginning of year................................                 1,795,555                  2,069,537
                                                         -------------------------  -------------------------
      End of year......................................  $              2,162,807   $              1,795,555
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                 PUTNAM VT INTERNATIONAL VALUE FUND
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    210   $                    (62)
      Net realized gain (loss).........................                        (9)                        --
      Change in unrealized gain (loss).................                    (4,932)                       550
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (4,731)                       488
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                     25,000
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                        --                     25,000
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    (4,731)                    25,488

   NET ASSETS:
      Beginning of year................................                    25,488                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 20,757   $                 25,488
                                                         =========================  =========================


                                                               PUTNAM VT MORTGAGE SECURITIES FUND (a)
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    399    $                     40
      Net realized gain (loss).........................                       (48)                        (24)
      Change in unrealized gain (loss).................                      (772)                         26
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                      (421)                         42
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                          --
      Terminations and withdrawals.....................                        --                          --
      Contract benefits................................                        --                          --
      Contract charges.................................                       (49)                        (38)
      Net transfers between Sub-Accounts...............                     4,881                      15,829
      Other transfers from (to) the General Account....                       (21)                          2
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     4,811                      15,793
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                     4,390                      15,835

   NET ASSETS:
      Beginning of year................................                    21,077                       5,242
                                                         -------------------------  --------------------------
      End of year......................................  $                 25,467    $                 21,077
                                                         =========================  ==========================

                                                                              PUTNAM VT
                                                                MULTI-ASSET ABSOLUTE RETURN FUND (a)
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (109)  $                   (146)
      Net realized gain (loss).........................                       444                        622
      Change in unrealized gain (loss).................                    (1,805)                       450
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (1,470)                       926
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     7,599                     10,377
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        (9)                        --
      Net transfers between Sub-Accounts...............                       541                    (27,844)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     8,131                    (17,467)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                     6,661                    (16,541)

   NET ASSETS:
      Beginning of year................................                    11,298                     27,839
                                                         -------------------------  -------------------------
      End of year......................................  $                 17,959   $                 11,298
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-108

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  PUTNAM VT MULTI-CAP CORE FUND (a)
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                      3    $                    114
      Net realized gain (loss).........................                     1,082                         385
      Change in unrealized gain (loss).................                    (2,120)                        434
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    (1,035)                        933
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      23,375
      Terminations and withdrawals.....................                    (9,998)                         --
      Contract benefits................................                        --                          --
      Contract charges.................................                        --                         (18)
      Net transfers between Sub-Accounts...............                    10,205                     (14,617)
      Other transfers from (to) the General Account....                        --                          --
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       207                       8,740
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                      (828)                      9,673

   NET ASSETS:
      Beginning of year................................                     9,673                          --
                                                         -------------------------  --------------------------
      End of year......................................  $                  8,845    $                  9,673
                                                         =========================  ==========================

                                                                    PUTNAM VT SMALL CAP VALUE FUND
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  (1,415)  $                   (607)
      Net realized gain (loss).........................                     79,577                      2,566
      Change in unrealized gain (loss).................                   (138,241)                    11,604
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    (60,079)                    13,563
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     72,498                    168,645
      Terminations and withdrawals.....................                     (3,501)                        --
      Contract benefits................................                         --                    (21,899)
      Contract charges.................................                       (334)                      (188)
      Net transfers between Sub-Accounts...............                      6,918                     44,962
      Other transfers from (to) the General Account....                       (889)                        26
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     74,692                    191,546
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     14,613                    205,109

   NET ASSETS:
      Beginning of year................................                    218,624                     13,515
                                                         --------------------------  -------------------------
      End of year......................................  $                 233,237   $                218,624
                                                         ==========================  =========================

                                                                RATIONAL TREND AGGREGATION VA FUND (a)
                                                         -----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 18,151   $                  15,741
      Net realized gain (loss).........................                    (4,600)                     (2,985)
      Change in unrealized gain (loss).................                   (39,386)                    (24,903)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   (25,835)                    (12,147)
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                          --
      Terminations and withdrawals.....................                   (22,732)                    (38,011)
      Contract benefits................................                        --                          --
      Contract charges.................................                   (18,967)                    (18,724)
      Net transfers between Sub-Accounts...............                    11,207                        (469)
      Other transfers from (to) the General Account....                        --                          (2)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (30,492)                    (57,206)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (56,327)                    (69,353)

   NET ASSETS:
      Beginning of year................................                   551,839                     621,192
                                                         -------------------------  --------------------------
      End of year......................................  $                495,512   $                 551,839
                                                         =========================  ==========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                209,579   $                206,661
      Net realized gain (loss).........................                 2,178,654                    242,046
      Change in unrealized gain (loss).................                (4,951,570)                 3,478,261
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (2,563,337)                 3,926,968
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   297,850                    181,371
      Terminations and withdrawals.....................                (3,450,972)                (1,944,176)
      Contract benefits................................                (1,186,023)                  (177,071)
      Contract charges.................................                  (978,971)                (1,090,784)
      Net transfers between Sub-Accounts...............                (1,859,530)                (3,722,331)
      Other transfers from (to) the General Account....                       700                      4,094
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (7,176,946)                (6,748,897)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (9,740,283)                (2,821,929)

   NET ASSETS:
      Beginning of year................................                42,098,877                 44,920,806
                                                         -------------------------  -------------------------
      End of year......................................  $             32,358,594   $             42,098,877
                                                         =========================  =========================

                                                                        TOPS(R) MANAGED RISK
                                                                        GROWTH ETF PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2018                        2017
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                179,313    $                359,739
      Net realized gain (loss).........................                 7,955,116                     541,870
      Change in unrealized gain (loss).................               (20,025,798)                 19,186,959
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................               (11,891,369)                 20,088,568
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   296,763                     582,794
      Terminations and withdrawals.....................               (15,041,675)                 (6,155,058)
      Contract benefits................................                (1,281,303)                   (641,315)
      Contract charges.................................                (3,100,196)                 (3,353,969)
      Net transfers between Sub-Accounts...............                (1,789,039)                 (8,776,531)
      Other transfers from (to) the General Account....                    (3,600)                     (1,096)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (20,919,050)                (18,345,175)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............               (32,810,419)                  1,743,393

   NET ASSETS:
      Beginning of year................................               136,582,650                 134,839,257
                                                         -------------------------  --------------------------
      End of year......................................  $            103,772,231    $            136,582,650
                                                         =========================  ==========================

                                                                        TOPS(R) MANAGED RISK
                                                                    MODERATE GROWTH ETF PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2018                       2017
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                331,127   $                407,216
      Net realized gain (loss).........................                 4,456,227                    369,602
      Change in unrealized gain (loss).................               (11,331,472)                 9,914,145
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (6,544,118)                10,690,963
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   500,879                    140,988
      Terminations and withdrawals.....................                (7,607,268)                (5,410,531)
      Contract benefits................................                (1,487,530)                  (863,872)
      Contract charges.................................                (2,021,031)                (2,188,974)
      Net transfers between Sub-Accounts...............                (2,250,343)                (7,099,501)
      Other transfers from (to) the General Account....                     5,663                        476
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (12,859,630)               (15,421,414)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               (19,403,748)                (4,730,451)

   NET ASSETS:
      Beginning of year................................                88,440,769                 93,171,220
                                                         -------------------------  -------------------------
      End of year......................................  $             69,037,021   $             88,440,769
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-110

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



1.    ORGANIZATION

      Forethought Life Insurance Company Separate Account A (the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

      Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

      The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Effective January 1, 2019, Global Atlantic Distributors, LLC became the underwriter for the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

      The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-thirty-eight Sub-Accounts are currently offered by the Separate Account, of which one-hundred-thirty-six had activity during the year. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2018. The Sub-Accounts are as follows:



SUB-ACCOUNTS
-------------
Ivy VIP Asset Strategy
Rational Insider Buying VA Fund

      Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying
      Fund) as follows:


UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio                   Class B      AllianceBernstein L.P.                  --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Growth and Income Portfolio             Class B      AllianceBernstein L.P.                  --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio        Class B      AllianceBernstein L.P.                  --

------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                    Class II     American Century Investment             --
   Appreciation Fund                                        Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund                Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Income and                 Class II     American Century Investment             --
   Growth Fund                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value              Class II     American Century Investment             --
   Fund                                                     Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                 Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund           Class 4      Capital Research and Management         --
                                                            Company(SM)

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



UNDERLYING FUND                              CLASS                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       Class 4        Capital Research and Management
   Growth Fund                                           Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder(R)  Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          Class 4        Capital Research and Management
   Income Fund                                           Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund         Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Class P2       Capital Research and Management
   Allocation Fund                                       Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             Class 4        Capital Research and Management
                                                         Company(SM)

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Managed Volatility V.I. Fund    Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         Class II       BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          Class III      BlackRock Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       Class III      BlackRock Advisors, LLC
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       Class F        Calvert Research and Management
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Class F        Calvert Research and Management
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Class F        Calvert Research and Management

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000(R) Small Cap      Class F        Calvert Research and Management
   Index Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Class F        Calvert Research and Management
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              Institutional  Dimensional Fund Advisors LP
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING FUND                                          SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       --
   Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder(R)  --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          --
   Income Fund

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Milliman Financial Risk Management
   Allocation Fund                        LLC

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             --


------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Managed Volatility V.I. Fund    --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       World Asset Management, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Ameritas Investment Partners, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000(R) Small Cap      Ameritas Investment Partners, Inc.
   Index Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              --


------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-112

   ----------------------------------------------------------------------------



UNDERLYING FUND                              CLASS                 INVESTMENT ADVISER                        SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio      Institutional  Dimensional Fund Advisors LP         --
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value Portfolio           Institutional  Dimensional Fund Advisors LP         --
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value Portfolio        Institutional  Dimensional Fund Advisors LP         --
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Global Real Estate VIP    Class 2        Franklin Templeton Institutional,    --
   Fund                                                  LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income VIP Fund           Class 4        Franklin Advisers, Inc.              --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Global Discovery   Class 4        Franklin Mutual Advisers, LLC        --
   VIP Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Shares VIP Fund    Class 4        Franklin Mutual Advisers, LLC        --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Rising Dividends VIP      Class 4        Franklin Advisers, Inc.              --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Value VIP       Class 4        Franklin Advisory Services, Inc.     --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Strategic Income VIP      Class 4        Franklin Advisers, Inc.              --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Foreign Securities       Class 4        Templeton Investment Counsel,        --
   Fund                                                  LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Global Bond Securities   Class 4        Franklin Advisers, Inc.              --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Growth Securities        Class 4        Templeton Global Advisors Limited    --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic American Funds(R)         Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Managed Risk Portfolio                                Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Balanced Managed Risk     Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Portfolio                                             Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic BlackRock Global          Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Allocation Managed Risk Portfolio                     Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Franklin Dividend and     Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Income Managed Risk Portfolio                         Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Goldman Sachs Dynamic     Class II       Global Atlantic Investment           Goldman Sachs Asset Management,
   Trends Allocation Portfolio                           Advisors, LLC                        L.P.

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Growth Managed Risk       Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Portfolio                                             Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Moderate Growth           Class II       Global Atlantic Investment           Milliman Financial Risk Management,
   Managed Risk Portfolio                                Advisors, LLC                        LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America    Class II       Global Atlantic Investment           Motif Capital Management, Inc.
   Portfolio                                             Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Real Estate Trends  Class II       Global Atlantic Investment           Motif Capital Management, Inc.
   Portfolio                                             Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological       Class II       Global Atlantic Investment           Motif Capital Management, Inc.
   Innovations Portfolio                                 Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



UNDERLYING FUND                               CLASS            INVESTMENT ADVISER                          SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic PIMCO Tactical Allocation  Class II  Global Atlantic Investment             Pacific Investment Management
   Portfolio                                         Advisors, LLC                          Company LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Select Advisor Managed     Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Risk Portfolio                                    Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wellington Research        Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Managed Risk Portfolio                            Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Conservative Allocation Portfolio                 Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Global    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Growth    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Moderate Allocation Portfolio                     Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income        Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Trends            Service   Goldman Sachs Asset Management,        --
   Allocation Fund                         Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth                   Service   Goldman Sachs Asset Management,        --
   Opportunities Fund                      Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT High Quality Floating    Advisor   Goldman Sachs Asset Management,        --
   Rate Fund                               Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity     Service   Goldman Sachs Asset Management         --
   Insights Fund                           Shares    International

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund       Service   Goldman Sachs Asset Management,        --
                                           Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy           Advisor   Goldman Sachs Asset Management,        --
   Alternatives Portfolio                  Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity         Service   Goldman Sachs Asset Management,        --
   Insights Fund                           Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic Income         Advisor   Goldman Sachs Asset Management,        --
   Fund                                    Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights     Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    L.P.

----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund     Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund      Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS          Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund               Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS   Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-114

   ----------------------------------------------------------------------------



UNDERLYING FUND                                CLASS             INVESTMENT ADVISER                        SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund         Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                     Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT Index Fund                        Class IB   Hartford Funds Management            Hartford Investment Management
                                                       Company, LLC                         Company

---------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT Portfolio Diversifier Fund        Class IB   Hartford Funds Management            Hartford Investment Management
                                                       Company, LLC                         Company

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced-Risk Allocation Fund  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund                  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund               Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund         Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund        Series II  Invesco Advisers, Inc.               Invesco Asset Management Limited
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Money Market        Series I   Invesco Advisers, Inc.               --
   Fund                                     Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund      Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund       Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund          Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Asset Strategy                      Class II   Ivy Investment Management            --
                                                       Company

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Core Equity                         Class II   Ivy Investment Management            --
                                                       Company

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP International Core Equity           Class II   Ivy Investment Management            --
                                                       Company

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Securian Real Estate Securities     Class II   Ivy Investment Management            Securian Asset Management, Inc.
                                                       Company

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Value                               Class II   Ivy Investment Management            --
                                                       Company

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio        Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity              Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities            Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Portfolio         Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Short Duration Income           Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research(R) Core Equity         Service      MFS(R) Investment Management            --
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research(R) Small Cap           Service      MFS(R) Investment Management            --
   Equity Portfolio                            Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Real Estate Portfolio            Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series                           Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio           Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                  Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                   Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Value Portfolio                 Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series                    Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio        Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Bond Series                Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                        Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value Series                            Service      MFS(R) Investment Management            --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap                  Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Growth Fund/VA                              Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                     Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
                                               Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Multi-Alternatives          Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth               Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap              Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund(R)/VA                                  Shares

------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                      Advisor      PIMCO                                   Research Affiliates, LLC
                                               Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R)                   Advisor      PIMCO
   Strategy Portfolio                          Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Dynamic Bond Portfolio                   Advisor      PIMCO
                                               Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                    Advisor      PIMCO
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-116

   ----------------------------------------------------------------------------



UNDERLYING FUND                             CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset Managed         Advisor      PIMCO
   Allocation Portfolio                  Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio               Advisor      PIMCO
                                         Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO International Bond Portfolio       Advisor      PIMCO
   (U.S. Dollar-Hedged)                  Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio              Advisor      PIMCO
                                         Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS(R) Global Portfolio     Advisor      PIMCO
                                         Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio             Advisor      PIMCO
                                         Class

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund             Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund      Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                    Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund       Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Mortgage Securities Fund       Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Asset Absolute Return    Class IB     Putnam Investment Management,           Putnam Investments Limited
   Fund                                               LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Core Fund            Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund           Class IB     Putnam Investment Management,           Putnam Investments Limited
                                                      LLC

------------------------------------------------------------------------------------------------------------------------------------
Rational Insider Buying VA Fund          --           Rational Advisors, Inc.                 --

------------------------------------------------------------------------------------------------------------------------------------
Rational Trend Aggregation VA Fund       --           Rational Advisors, Inc.                 Tuttle Tactical Management, LLC

------------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Balanced ETF        Class 3      ValMark Advisers, Inc.                  Milliman Financial Risk Management,
   Portfolio                                                                                  LLC

------------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Growth ETF          Class 3      ValMark Advisers, Inc.                  Milliman Financial Risk Management,
   Portfolio                                                                                  LLC

------------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Moderate Growth     Class 3      ValMark Advisers, Inc.                  Milliman Financial Risk Management,
   ETF Portfolio                                                                              LLC

------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------




      In 2018 the following Sub-Accounts were renamed:


DATE                                          NEW NAME                                                OLD NAME
--------------------   -------------------------------------------------------   ---------------------------------------------------
April 23, 2018......   Goldman Sachs VIT International Equity Insights Fund      Goldman Sachs VIT Strategic International Equity
                                                                                 Fund
April 30, 2018......   Ivy VIP Securian Real Estate Securities                   Ivy VIP Advantus Real Estate Securities
April 30, 2018......   Putnam VT Mortgage Securities Fund                        Putnam VT American Government Income Fund
April 30, 2018......   Putnam VT Multi-Asset Absolute Return Fund                Putnam VT Absolute Return 500 Fund
June 30, 2018.......   Putnam VT Multi-Cap Core Fund                             Putnam VT Investors Fund
July 30, 2018.......   PIMCO Dynamic Bond Portfolio                              PIMCO Unconstrained Bond Portfolio
July 30, 2018.......   PIMCO International Bond Portfolio                        PIMCO Foreign Bond Portfolio
                       (U.S. Dollar-Hedged)                                      (U.S. Dollar-Hedged)
November 1, 2018....   Rational Trend Aggregation VA Fund                        Rational Dividend Capture VA Fund


      In 2018 the following Sub-Accounts were merged:


DATE                                       SURVIVING FUND                                            CLOSED FUND
--------------------  -------------------------------------------------------   ----------------------------------------------------
April 20, 2018......  BlackRock Managed Volatility V.I. Fund                    HIMCO VIT Portfolio Diversifier Fund
April 20, 2018......  BlackRock S&P 500 Index V.I. Fund Class III               HIMCO VIT Index Fund


      In 2018 the following Sub-Accounts were liquidated:


DATE                       LIQUIDATED SUB-ACCOUNT
------------------------   ----------------------------------------------------------------
April 20, 2018..........   AB VPS Global Bond Portfolio
April 27, 2018..........   Goldman Sachs VIT Strategic Income Fund
May 31, 2018............   Global Atlantic Motif Aging of America Portfolio
May 31, 2018............   Global Atlantic Motif Real Estate Trends Portfolio
May 31, 2018............   Global Atlantic Wilshire Dynamic Global Allocation Portfolio
May 31, 2018............   Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
December 21, 2018.......   Global Atlantic Motif Technological Innovations Portfolio


      From time to time Forethought reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNTS
-------------------------

      Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio Global Atlantic Wilshire Dynamic Growth Allocation Portfolio





2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

ESTIMATES

     The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

     For the year ended December 31, 2018, Forethought evaluated subsequent events through March 29, 2019; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

     Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair


--------------------------------------------------------------------------------
                                   SA-118

   ----------------------------------------------------------------------------


     value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP establish a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

     - LEVEL 1 -- Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

     - LEVEL 2 -- Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

     - LEVEL 3 -- Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

ANNUITIZED CONTRACTS

     Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

STATEMENTS OF CHANGES IN NET ASSETS

     Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for


--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------


      uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2018.

DIVERSIFICATION REQUIREMENT

      Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


3.    EXPENSES AND RELATED PARTY TRANSACTIONS

      Forethought assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE   I SHARE
-----------------------------  --------  --------  --------   -------
FORERETIREMENT
Mortality and Expense
  Risk Charge................   0.45%      1.35%     0.80%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.05%     2.00%

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE   I SHARE
-----------------------------  --------  --------  --------   -------
FORERETIREMENT II
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT III
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT IV
Mortality and Expense
  Risk Charge................   0.45%      1.45%      N/A      0.10%
Administrative Charge........   0.20%      0.20%      N/A      0.20%
Premium Based Charge.........   0.50%      None       N/A      None
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%      N/A      0.50%
Total Separate Account
  Annual Expenses............   1.65%      2.15%               0.80%

FORERETIREMENT FOUNDATION
Mortality and Expense
  Risk Charge................   0.80%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   None       None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.50%      2.15%     2.10%

FOREINVESTORS CHOICE
Mortality and Expense
  Risk Charge................   0.80%      0.95%      N/A      0.10%
Administrative Charge........   0.20%      0.20%      N/A      0.20%
Premium Based Charge.........   None       None       N/A      None
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%      N/A      0.50%
Total Separate Account
  Annual Expenses............   1.50%      1.65%               0.80%


(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Managed Risk Asset Allocation Fund



--------------------------------------------------------------------------------
                                   SA-120

   ----------------------------------------------------------------------------


      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Calvert VP Investment Grade Bond Index Portfolio

      Calvert VP NASDAQ 100 Index Portfolio

      DFA VA Global Bond Portfolio

      DFA VA International Value Portfolio

      DFA VA US Large Value Portfolio

      DFA VA US Targeted Value Portfolio

      FT VIP Franklin Global Real Estate VIP Fund

      Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

      Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

      Global Atlantic Growth Managed Risk Portfolio

      Global Atlantic PIMCO Tactical Allocation Portfolio

      Global Atlantic Select Advisor Managed Risk Portfolio

      Goldman Sachs VIT Core Fixed Income Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Total Return Bond HLS Fund

      HIMCO VIT Index Fund

      Invesco V.I. Government Money Market Fund

      MFS(R) Total Return Bond Series

      PIMCO CommodityRealReturn(R) Strategy Portfolio

      PIMCO Real Return Portfolio

      PIMCO Total Return Portfolio

      TOPS(R) Managed Risk Balanced ETF Portfolio

      TOPS(R) Managed Risk Growth ETF Portfolio

      TOPS(R) Managed Risk Moderate Growth ETF Portfolio

      Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. During the year ended December 31, 2018, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

      The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.36% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

      The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 21% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 79% of the outstanding ordinary shares.

      GSAM, a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2018, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

      The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 0.87% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.





4.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:


                                                                    2018                                      2017
                                                  ----------------------------------------  ----------------------------------------
                                                                                   NET                                      NET
                                                     UNITS         UNITS        INCREASE       UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED      (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------   -----------   ------------  ------------  -----------   ------------  ------------
AB VPS Global Bond Portfolio (c)...............         3,595       (31,360)      (27,765)      27,392             --        27,392
AB VPS Growth and Income Portfolio.............         2,075          (131)        1,944        1,592            (25)        1,567
AB VPS Real Estate Investment Portfolio........           393       (23,348)      (22,955)      30,758         (1,971)       28,787
American Century VP Capital Appreciation
  Fund.........................................            --          (514)         (514)           7            (63)          (56)


--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                     2018
                                                   ----------------------------------------
                                                                                    NET
                                                      UNITS         UNITS        INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
American Century VP Growth Fund..................       17,485       (34,252)      (16,767)
American Century VP Income and Growth
  Fund...........................................          549          (105)          444
American Century VP Mid Cap Value Fund...........       25,753       (64,857)      (39,104)
American Century VP Value Fund...................       21,321       (53,670)      (32,349)
American Funds Asset Allocation Fund.............       29,945        (5,792)       24,153
American Funds Blue Chip Income and
  Growth Fund....................................      106,293       (40,343)       65,950
American Funds Bond Fund.........................        1,574        (7,236)       (5,662)
American Funds Capital Income Builder(R).........       16,830       (35,488)      (18,658)
American Funds Global Growth and Income
  Fund...........................................       21,849      (151,642)     (129,793)
American Funds Global Growth Fund................       38,656        (6,454)       32,202
American Funds Growth Fund.......................      196,020      (179,907)       16,113
American Funds Growth-Income Fund................      126,669       (92,126)       34,543
American Funds International Fund................       71,565       (58,984)       12,581
American Funds Managed Risk Asset
  Allocation Fund................................    2,571,163    (6,461,406)   (3,890,243)
American Funds New World Fund....................       19,239        (8,692)       10,547
BlackRock Basic Value V.I. Fund..................        2,309           (32)        2,277
BlackRock Capital Appreciation V.I. Fund.........       27,792       (30,886)       (3,094)
BlackRock Equity Dividend V.I. Fund..............       28,025       (65,724)      (37,699)
BlackRock Global Allocation V.I. Fund............       51,586       (95,004)      (43,418)
BlackRock High Yield V.I. Fund...................       27,078       (24,647)        2,431
BlackRock Managed Volatility V.I. Fund (b).......    2,346,908      (369,778)    1,977,130
BlackRock S&P 500 Index V.I. Fund Class II.......      159,943       (33,914)      126,029
BlackRock S&P 500 Index V.I. Fund Class III (b)..      247,202       (37,327)      209,875
BlackRock Total Return V.I. Fund.................        2,667       (14,292)      (11,625)
BlackRock U.S. Government Bond V.I. Fund.........          414        (9,904)       (9,490)
Calvert VP EAFE International Index Portfolio....       27,709       (49,347)      (21,638)
Calvert VP Investment Grade Bond Index
  Portfolio......................................        5,548       (24,222)      (18,674)
Calvert VP Nasdaq 100 Index Portfolio............        1,505       (13,221)      (11,716)
Calvert VP Russell 2000(R) Small Cap Index
  Portfolio......................................       34,159       (52,137)      (17,978)
Calvert VP S&P MidCap 400 Index Portfolio........       39,675       (11,209)       28,466
DFA VA Global Bond Portfolio.....................       23,395      (256,358)     (232,963)
DFA VA International Value Portfolio.............       21,617      (226,383)     (204,766)
DFA VA US Large Value Portfolio..................       33,378      (118,428)      (85,050)
DFA VA US Targeted Value Portfolio...............       10,660      (250,359)     (239,699)
FT VIP Franklin Global Real Estate VIP Fund......          737          (555)          182
FT VIP Franklin Income VIP Fund..................       31,037       (33,271)       (2,234)
FT VIP Franklin Mutual Global Discovery
  VIP Fund.......................................          129        (2,557)       (2,428)
FT VIP Franklin Mutual Shares VIP Fund...........       18,937       (32,641)      (13,704)
FT VIP Franklin Rising Dividends VIP Fund........       21,415       (59,186)      (37,771)
FT VIP Franklin Small Cap Value VIP Fund.........        8,715       (48,307)      (39,592)
FT VIP Franklin Strategic Income VIP Fund........        7,677       (47,900)      (40,223)


                                                                     2017
                                                   ----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
American Century VP Growth Fund..................      17,275        (47,880)      (30,605)
American Century VP Income and Growth
  Fund...........................................       2,163            (68)        2,095
American Century VP Mid Cap Value Fund...........      49,199        (17,781)       31,418
American Century VP Value Fund...................      96,242        (46,472)       49,770
American Funds Asset Allocation Fund.............      75,365        (30,057)       45,308
American Funds Blue Chip Income and
  Growth Fund....................................     180,851       (124,887)       55,964
American Funds Bond Fund.........................      40,993           (151)       40,842
American Funds Capital Income Builder(R).........     160,076        (23,018)      137,058
American Funds Global Growth and Income
  Fund...........................................     133,528        (55,731)       77,797
American Funds Global Growth Fund................     110,325         (4,438)      105,887
American Funds Growth Fund.......................     339,784       (158,578)      181,206
American Funds Growth-Income Fund................      80,320       (204,278)     (123,958)
American Funds International Fund................      58,902        (44,059)       14,843
American Funds Managed Risk Asset
  Allocation Fund................................   6,708,282     (4,412,797)    2,295,485
American Funds New World Fund....................      71,663        (18,742)       52,921
BlackRock Basic Value V.I. Fund..................         240         (3,784)       (3,544)
BlackRock Capital Appreciation V.I. Fund.........      26,659        (43,139)      (16,480)
BlackRock Equity Dividend V.I. Fund..............      56,510        (20,516)       35,994
BlackRock Global Allocation V.I. Fund............     137,218        (34,331)      102,887
BlackRock High Yield V.I. Fund...................      37,471        (27,073)       10,398
BlackRock Managed Volatility V.I. Fund (b).......          --             --            --
BlackRock S&P 500 Index V.I. Fund Class II.......     402,644       (347,232)       55,412
BlackRock S&P 500 Index V.I. Fund Class III (b)..          --             --            --
BlackRock Total Return V.I. Fund.................     131,461        (96,471)       34,990
BlackRock U.S. Government Bond V.I. Fund.........       6,292        (12,797)       (6,505)
Calvert VP EAFE International Index Portfolio....      64,433         (1,621)       62,812
Calvert VP Investment Grade Bond Index
  Portfolio......................................      38,279           (579)       37,700
Calvert VP Nasdaq 100 Index Portfolio............     133,010        (85,232)       47,778
Calvert VP Russell 2000(R) Small Cap Index
  Portfolio......................................      94,524         (2,784)       91,740
Calvert VP S&P MidCap 400 Index Portfolio........      43,876         (4,573)       39,303
DFA VA Global Bond Portfolio.....................     263,514             --       263,514
DFA VA International Value Portfolio.............     233,224             --       233,224
DFA VA US Large Value Portfolio..................     132,437             --       132,437
DFA VA US Targeted Value Portfolio...............     266,803             --       266,803
FT VIP Franklin Global Real Estate VIP Fund......       6,561           (204)        6,357
FT VIP Franklin Income VIP Fund..................      37,734        (21,102)       16,632
FT VIP Franklin Mutual Global Discovery
  VIP Fund.......................................       4,211           (193)        4,018
FT VIP Franklin Mutual Shares VIP Fund...........      14,854        (37,822)      (22,968)
FT VIP Franklin Rising Dividends VIP Fund........      81,531        (41,274)       40,257
FT VIP Franklin Small Cap Value VIP Fund.........      42,165        (18,394)       23,771
FT VIP Franklin Strategic Income VIP Fund........      63,937        (16,789)       47,148


--------------------------------------------------------------------------------
                                   SA-122

   ----------------------------------------------------------------------------



                                                                     2018
                                                   ----------------------------------------
                                                                                    NET
                                                      UNITS         UNITS        INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
FT VIP Templeton Foreign Securities Fund.........       37,774        (9,092)       28,682
FT VIP Templeton Global Bond Securities Fund.....      105,523       (69,053)       36,470
FT VIP Templeton Growth Securities Fund..........        9,692       (20,716)      (11,024)
Global Atlantic American Funds(R) Managed
  Risk Portfolio.................................      959,836    (1,857,978)     (898,142)
Global Atlantic Balanced Managed Risk
  Portfolio......................................      482,925    (1,220,482)     (737,557)
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio.........................      989,761    (3,071,690)   (2,081,929)
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio.........................    1,162,985    (2,825,996)   (1,663,011)
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio...........................      216,911      (390,350)     (173,439)
Global Atlantic Growth Managed Risk Portfolio....    1,812,674    (4,303,967)   (2,491,293)
Global Atlantic Moderate Growth Managed Risk
  Portfolio......................................      686,383    (1,239,114)     (552,731)
Global Atlantic Motif Aging of America
  Portfolio (c)..................................          163          (574)         (411)
Global Atlantic Motif Technological Innovations
  Portfolio (c)..................................        1,266        (1,851)         (585)
Global Atlantic PIMCO Tactical Allocation
  Portfolio......................................      380,421      (320,699)       59,722
Global Atlantic Select Advisor Managed Risk
  Portfolio......................................      649,115      (995,924)     (346,809)
Global Atlantic Wellington Research Managed
  Risk Portfolio.................................    1,087,310    (4,148,421)   (3,061,111)
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio...........................           13            (5)            8
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio...........................           --       (22,258)      (22,258)
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio (c).......................           --        (3,613)       (3,613)
Goldman Sachs VIT Core Fixed Income Fund.........          429       (17,546)      (17,117)
Goldman Sachs VIT Global Trends Allocation
  Fund...........................................           --        (6,616)       (6,616)
Goldman Sachs VIT Growth Opportunities
  Fund...........................................       20,087       (16,832)        3,255
Goldman Sachs VIT High Quality Floating
  Rate Fund......................................       23,634        (4,852)       18,782
Goldman Sachs VIT International Equity Insights
  Fund (a).......................................        2,021          (119)        1,902
Goldman Sachs VIT Mid Cap Value Fund.............        6,115       (46,745)      (40,630)
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio......................................          272        (1,834)       (1,562)
Goldman Sachs VIT Small Cap Equity Insights
  Fund...........................................       18,289       (10,343)        7,946
Goldman Sachs VIT Strategic Income Fund (c)......        3,809       (85,255)      (81,446)
Goldman Sachs VIT U.S. Equity Insights Fund......          133        (4,766)       (4,633)


                                                                     2017
                                                   ----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
FT VIP Templeton Foreign Securities Fund.........      29,857        (40,669)      (10,812)
FT VIP Templeton Global Bond Securities Fund.....      86,040        (29,286)       56,754
FT VIP Templeton Growth Securities Fund..........       5,341        (23,763)      (18,422)
Global Atlantic American Funds(R) Managed
  Risk Portfolio.................................   1,696,441     (2,150,811)     (454,370)
Global Atlantic Balanced Managed Risk
  Portfolio......................................     564,869     (1,974,956)   (1,410,087)
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio.........................   1,449,325     (3,423,468)   (1,974,143)
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio.........................   5,255,266     (2,454,966)    2,800,300
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio...........................     460,354       (319,792)      140,562
Global Atlantic Growth Managed Risk Portfolio....   2,003,524     (6,865,047)   (4,861,523)
Global Atlantic Moderate Growth Managed Risk
  Portfolio......................................     956,566     (1,681,920)     (725,354)
Global Atlantic Motif Aging of America
  Portfolio (c)..................................         414             (3)          411
Global Atlantic Motif Technological Innovations
  Portfolio (c)..................................         589             (4)          585
Global Atlantic PIMCO Tactical Allocation
  Portfolio......................................     458,340       (255,615)      202,725
Global Atlantic Select Advisor Managed Risk
  Portfolio......................................     619,424     (1,106,682)     (487,258)
Global Atlantic Wellington Research Managed
  Risk Portfolio.................................   4,232,453     (3,422,105)      810,348
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio...........................          50             (5)           45
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio...........................       3,132            (24)        3,108
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio (c).......................       3,613             --         3,613
Goldman Sachs VIT Core Fixed Income Fund.........     206,508       (169,194)       37,314
Goldman Sachs VIT Global Trends Allocation
  Fund...........................................      29,557           (339)       29,218
Goldman Sachs VIT Growth Opportunities
  Fund...........................................       1,006            (29)          977
Goldman Sachs VIT High Quality Floating
  Rate Fund......................................      16,138         (6,401)        9,737
Goldman Sachs VIT International Equity Insights
  Fund (a).......................................      17,714        (10,484)        7,230
Goldman Sachs VIT Mid Cap Value Fund.............      90,977        (50,666)       40,311
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio......................................         262           (636)         (374)
Goldman Sachs VIT Small Cap Equity Insights
  Fund...........................................      39,301        (30,561)        8,740
Goldman Sachs VIT Strategic Income Fund (c)......      20,525        (24,324)       (3,799)
Goldman Sachs VIT U.S. Equity Insights Fund......     181,083       (136,277)       44,806


--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                                                                     2018
                                                   ----------------------------------------
                                                                                    NET
                                                      UNITS         UNITS        INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED      (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
Hartford Capital Appreciation HLS Fund...........       17,105       (37,332)      (20,227)
Hartford Dividend and Growth HLS Fund............       11,554       (29,976)      (18,422)
Hartford Growth Opportunities HLS Fund...........          523        (3,695)       (3,172)
Hartford High Yield HLS Fund.....................        4,980       (13,446)       (8,466)
Hartford International Opportunities HLS Fund....        7,561       (10,276)       (2,715)
Hartford Total Return Bond HLS Fund..............       63,609      (130,240)      (66,631)
Hartford Value HLS Fund..........................        1,897        (1,417)          480
HIMCO VIT Index Fund (b).........................        3,402      (136,910)     (133,508)
HIMCO VIT Portfolio Diversifier Fund (b).........      141,256    (3,245,463)   (3,104,207)
Invesco V.I. Balanced-Risk Allocation Fund.......        7,267       (25,105)      (17,838)
Invesco V.I. Comstock Fund.......................           --            --            --
Invesco V.I. Core Equity Fund....................        3,858       (24,182)      (20,324)
Invesco V.I. Equity and Income Fund..............        8,918       (28,588)      (19,670)
Invesco V.I. Global Real Estate Fund.............        4,340        (2,430)        1,910
Invesco V.I. Government Money Market Fund........      719,105    (1,715,192)     (996,087)
Invesco V.I. International Growth Fund...........       15,050       (38,375)      (23,325)
Invesco V.I. Mid Cap Core Equity Fund............        8,959       (17,174)       (8,215)
Invesco V.I. Small Cap Equity Fund...............        9,804        (5,800)        4,004
Ivy VIP Core Equity..............................          392           (55)          337
Ivy VIP International Core Equity................        2,401       (11,278)       (8,877)
Ivy VIP Securian Real Estate Securities (a)......          212          (244)          (32)
Ivy VIP Value....................................          409            --           409
Lord Abbett Bond Debenture Portfolio.............       81,239       (73,270)        7,969
Lord Abbett Fundamental Equity Portfolio.........        8,865       (20,595)      (11,730)
Lord Abbett Growth Opportunities Portfolio.......       11,164        (9,745)        1,419
Lord Abbett Mid Cap Stock Portfolio..............       13,872          (708)       13,164
Lord Abbett Short Duration Income Portfolio......        1,621      (293,834)     (292,213)
MFS(R) Blended Research(R) Core Equity
  Portfolio......................................           --        (5,272)       (5,272)
MFS(R) Blended Research(R) Small Cap Equity
  Portfolio......................................        9,370          (452)        8,918
MFS(R) Global Real Estate Portfolio..............          360          (477)         (117)
MFS(R) Growth Series.............................       33,754       (54,876)      (21,122)
MFS(R) International Value Portfolio.............       26,253       (56,688)      (30,435)
MFS(R) Investors Trust Series....................        1,123        (4,366)       (3,243)
MFS(R) Mid Cap Growth Series.....................        6,275        (1,903)        4,372
MFS(R) Mid Cap Value Portfolio...................        4,097        (1,121)        2,976
MFS(R) New Discovery Series......................       40,618       (33,867)        6,751
MFS(R) Research International Portfolio..........           --            (4)           (4)
MFS(R) Total Return Bond Series..................          383          (107)          276
MFS(R) Utilities Series..........................        1,546          (385)        1,161
MFS(R) Value Series..............................       22,426       (38,546)      (16,120)
Oppenheimer Discovery Mid Cap Growth
  Fund/VA........................................       17,327          (453)       16,874
Oppenheimer Global Fund/VA.......................        3,412          (700)        2,712
Oppenheimer Global Multi-Alternatives
  Fund/VA........................................        3,519            (1)        3,518
Oppenheimer International Growth Fund/VA.........        5,709          (902)        4,807


                                                                     2017
                                                   ----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
-------------------------------------------------  -----------   ------------  ------------
Hartford Capital Appreciation HLS Fund...........      32,868        (23,865)        9,003
Hartford Dividend and Growth HLS Fund............      21,771        (35,239)      (13,468)
Hartford Growth Opportunities HLS Fund...........         332         (5,025)       (4,693)
Hartford High Yield HLS Fund.....................      41,223         (5,621)       35,602
Hartford International Opportunities HLS Fund....       1,897        (10,290)       (8,393)
Hartford Total Return Bond HLS Fund..............      71,921        (20,921)       51,000
Hartford Value HLS Fund..........................         342         (4,221)       (3,879)
HIMCO VIT Index Fund (b).........................      15,628        (35,638)      (20,010)
HIMCO VIT Portfolio Diversifier Fund (b).........     372,885       (406,405)      (33,520)
Invesco V.I. Balanced-Risk Allocation Fund.......      17,311        (42,840)      (25,529)
Invesco V.I. Comstock Fund.......................       5,662             --         5,662
Invesco V.I. Core Equity Fund....................         957        (12,932)      (11,975)
Invesco V.I. Equity and Income Fund..............     242,845       (243,852)       (1,007)
Invesco V.I. Global Real Estate Fund.............      25,895         (5,903)       19,992
Invesco V.I. Government Money Market Fund........   3,042,185     (2,051,622)      990,563
Invesco V.I. International Growth Fund...........       1,621        (35,945)      (34,324)
Invesco V.I. Mid Cap Core Equity Fund............      12,343         (4,704)        7,639
Invesco V.I. Small Cap Equity Fund...............       2,071         (6,534)       (4,463)
Ivy VIP Core Equity..............................           9            (11)           (2)
Ivy VIP International Core Equity................     116,165        (64,016)       52,149
Ivy VIP Securian Real Estate Securities (a)......       6,611         (4,271)        2,340
Ivy VIP Value....................................          --             --            --
Lord Abbett Bond Debenture Portfolio.............     170,650        (48,699)      121,951
Lord Abbett Fundamental Equity Portfolio.........      11,656        (18,690)       (7,034)
Lord Abbett Growth Opportunities Portfolio.......      15,982         (6,627)        9,355
Lord Abbett Mid Cap Stock Portfolio..............       6,413         (1,261)        5,152
Lord Abbett Short Duration Income Portfolio......     426,494       (190,161)      236,333
MFS(R) Blended Research(R) Core Equity
  Portfolio......................................       5,417        (17,156)      (11,739)
MFS(R) Blended Research(R) Small Cap Equity
  Portfolio......................................      12,176         (1,926)       10,250
MFS(R) Global Real Estate Portfolio..............       8,075         (3,703)        4,372
MFS(R) Growth Series.............................      64,732        (68,476)       (3,744)
MFS(R) International Value Portfolio.............      11,371        (12,962)       (1,591)
MFS(R) Investors Trust Series....................       3,439         (4,680)       (1,241)
MFS(R) Mid Cap Growth Series.....................       5,194           (149)        5,045
MFS(R) Mid Cap Value Portfolio...................      87,633        (40,471)       47,162
MFS(R) New Discovery Series......................      28,745        (13,705)       15,040
MFS(R) Research International Portfolio..........       1,402             (4)        1,398
MFS(R) Total Return Bond Series..................       2,240            (22)        2,218
MFS(R) Utilities Series..........................       3,547         (7,363)       (3,816)
MFS(R) Value Series..............................       8,599        (27,986)      (19,387)
Oppenheimer Discovery Mid Cap Growth
  Fund/VA........................................       5,457           (183)        5,274
Oppenheimer Global Fund/VA.......................       2,442         (1,480)          962
Oppenheimer Global Multi-Alternatives
  Fund/VA........................................         120            (67)           53
Oppenheimer International Growth Fund/VA.........      11,704           (238)       11,466


--------------------------------------------------------------------------------
                                   SA-124

   ----------------------------------------------------------------------------



                                                                    2018                                      2017
                                                  ----------------------------------------  ----------------------------------------
                                                                                   NET                                      NET
                                                     UNITS         UNITS        INCREASE       UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED      (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------   -----------   ------------  ------------  -----------   ------------  ------------
Oppenheimer Main Street Small Cap
  Fund(R)/VA...................................         1,907          (729)        1,178       10,855         (4,629)        6,226
PIMCO All Asset Portfolio......................         9,574       (12,592)       (3,018)       6,474        (15,716)       (9,242)
PIMCO CommodityRealReturn(R) Strategy
  Portfolio....................................         1,068          (783)          285        6,345           (240)        6,105
PIMCO Dynamic Bond Portfolio (a)...............            36            --            36        4,002         (2,186)        1,816
PIMCO Emerging Markets Bond Portfolio..........         1,877        (2,417)         (540)      15,115           (271)       14,844
PIMCO Global Multi-Asset Managed Allocation
  Portfolio....................................         2,766        (2,766)           --        2,274             --         2,274
PIMCO High Yield Portfolio.....................           957           (82)          875        9,493             --         9,493
PIMCO International Bond Portfolio
  (U.S. Dollar-Hedged) (a).....................         1,009        (3,001)       (1,992)      40,843        (30,186)       10,657
PIMCO Real Return Portfolio....................           875          (147)          728        9,334         (8,112)        1,222
PIMCO StocksPLUS(R) Global Portfolio...........         9,518       (14,361)       (4,843)         192        (15,688)      (15,496)
PIMCO Total Return Portfolio...................        35,733      (217,067)     (181,334)      81,912        (44,194)       37,718
Putnam VT Equity Income Fund...................        20,201       (12,143)        8,058       35,316        (24,465)       10,851
Putnam VT Global Asset Allocation Fund.........         1,071            --         1,071          211             --           211
Putnam VT Growth Opportunities Fund............        19,630       (39,016)      (19,386)      21,660        (19,738)        1,922
Putnam VT Income Fund..........................        52,990       (16,385)       36,605      248,877       (283,821)      (34,944)
Putnam VT International Value Fund.............            --            --            --        2,102             --         2,102
Putnam VT Mortgage Securities Fund (a).........           663          (175)          488        1,703           (127)        1,576
Putnam VT Multi-Asset Absolute Return
  Fund (a).....................................           804            (1)          803        1,082         (2,823)       (1,741)
Putnam VT Multi-Cap Core Fund (a)..............           725          (725)           --        1,991         (1,269)          722
Putnam VT Small Cap Value Fund.................         6,168          (476)        5,692       17,291         (1,793)       15,498
Rational Trend Aggregation VA Fund (a).........         4,456        (6,793)       (2,337)       3,763         (8,207)       (4,444)
TOPS(R) Managed Risk Balanced ETF
  Portfolio....................................        50,238      (674,998)     (624,760)      23,865       (633,014)     (609,149)
TOPS(R) Managed Risk Growth ETF Portfolio......        60,044    (1,837,724)   (1,777,680)      98,368     (1,747,762)   (1,649,394)
TOPS(R) Managed Risk Moderate Growth
  ETF Portfolio................................        67,552    (1,149,507)   (1,081,955)      41,618     (1,405,120)   (1,363,502)

(a)   Name change. See Note 1.

(b)   Merger. See Note 1.

(c)   Fund liquidation. See Note 1.



5.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2018 were as follows:


INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
AB VPS Global Bond Portfolio (c)..............................................................       $       37,422   $      328,870
AB VPS Growth and Income Portfolio............................................................               33,223            2,224
AB VPS Real Estate Investment Portfolio.......................................................               24,521          280,550
American Century VP Capital Appreciation Fund.................................................                  287            7,383
American Century VP Growth Fund...............................................................              382,207          662,840
American Century VP Income and Growth Fund....................................................               17,499            2,525


--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
American Century VP Mid Cap Value Fund........................................................       $      599,992   $      998,444
American Century VP Value Fund................................................................              325,928          745,390
American Funds Asset Allocation Fund..........................................................              474,938           85,961
American Funds Blue Chip Income and Growth Fund...............................................            1,638,839          578,218
American Funds Bond Fund......................................................................               28,107           78,080
American Funds Capital Income Builder(R)......................................................              235,311          409,336
American Funds Global Growth and Income Fund..................................................              464,146        2,182,486
American Funds Global Growth Fund.............................................................              649,360          101,683
American Funds Growth Fund....................................................................            4,336,471        3,292,260
American Funds Growth-Income Fund.............................................................            2,272,842        1,652,629
American Funds International Fund.............................................................            1,109,551          787,877
American Funds Managed Risk Asset Allocation Fund.............................................           70,361,053       89,272,109
American Funds New World Fund.................................................................              286,486          117,149
BlackRock Basic Value V.I. Fund...............................................................               32,731              766
BlackRock Capital Appreciation V.I. Fund......................................................            1,048,117          552,343
BlackRock Equity Dividend V.I. Fund...........................................................              638,443          976,829
BlackRock Global Allocation V.I. Fund.........................................................              830,932        1,157,932
BlackRock High Yield V.I. Fund................................................................              374,474          291,517
BlackRock Managed Volatility V.I. Fund (b)....................................................           24,002,292        3,824,031
BlackRock S&P 500 Index V.I. Fund Class II....................................................            2,354,970          473,365
BlackRock S&P 500 Index V.I. Fund Class III (b)...............................................            2,584,508          405,939
BlackRock Total Return V.I. Fund..............................................................               58,183          156,780
BlackRock U.S. Government Bond V.I. Fund......................................................                7,070           98,466
Calvert VP EAFE International Index Portfolio.................................................              347,363          582,020
Calvert VP Investment Grade Bond Index Portfolio..............................................               64,979          249,842
Calvert VP Nasdaq 100 Index Portfolio.........................................................               64,867          219,866
Calvert VP Russell 2000(R) Small Cap Index Portfolio..........................................              552,702          755,997
Calvert VP S&P MidCap 400 Index Portfolio.....................................................              629,375          155,094
DFA VA Global Bond Portfolio..................................................................              245,741        2,574,577
DFA VA International Value Portfolio..........................................................              244,004        2,508,802
DFA VA US Large Value Portfolio...............................................................              390,007        1,381,678
DFA VA US Targeted Value Portfolio............................................................              133,426        2,964,467
FT VIP Franklin Global Real Estate VIP Fund...................................................                9,845            6,829
FT VIP Franklin Income VIP Fund...............................................................              488,782          414,859
FT VIP Franklin Mutual Global Discovery VIP Fund..............................................                3,119           30,078
FT VIP Franklin Mutual Shares VIP Fund........................................................              384,473          497,304
FT VIP Franklin Rising Dividends VIP Fund.....................................................              509,230          902,105
FT VIP Franklin Small Cap Value VIP Fund......................................................              416,873          685,073
FT VIP Franklin Strategic Income VIP Fund.....................................................              108,108          504,607
FT VIP Templeton Foreign Securities Fund......................................................              418,507          111,531
FT VIP Templeton Global Bond Securities Fund..................................................            1,066,286          720,117
FT VIP Templeton Growth Securities Fund.......................................................              249,575          297,385
Global Atlantic American Funds(R) Managed Risk Portfolio......................................           20,654,782       23,862,071
Global Atlantic Balanced Managed Risk Portfolio...............................................            6,503,587       14,546,130
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio............................           15,218,753       33,822,383
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio...........................           16,246,964       35,395,679
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio.............................            3,670,496        4,286,327
Global Atlantic Growth Managed Risk Portfolio.................................................           25,414,742       52,574,095
Global Atlantic Moderate Growth Managed Risk Portfolio........................................            9,399,044       15,412,974
Global Atlantic Motif Aging of America Portfolio (c)..........................................                2,036            7,017
Global Atlantic Motif Technological Innovations Portfolio (c).................................               27,381           27,341


--------------------------------------------------------------------------------
                                   SA-126

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
Global Atlantic PIMCO Tactical Allocation Portfolio...........................................       $    5,411,625   $    3,671,509
Global Atlantic Select Advisor Managed Risk Portfolio.........................................           10,160,067       12,824,875
Global Atlantic Wellington Research Managed Risk Portfolio....................................           24,288,614       54,464,851
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio............................                  968              132
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio..................................               17,968          262,658
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio (c)............................                   --           41,030
Goldman Sachs VIT Core Fixed Income Fund......................................................               73,245          198,552
Goldman Sachs VIT Global Trends Allocation Fund...............................................                7,927           78,053
Goldman Sachs VIT Growth Opportunities Fund...................................................              295,448          215,353
Goldman Sachs VIT High Quality Floating Rate Fund.............................................              240,275           50,421
Goldman Sachs VIT International Equity Insights Fund (a)......................................               39,112            2,059
Goldman Sachs VIT Mid Cap Value Fund..........................................................               92,345          572,192
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio.......................................                4,839           18,298
Goldman Sachs VIT Small Cap Equity Insights Fund..............................................              291,190          142,501
Goldman Sachs VIT Strategic Income Fund (c)...................................................               38,172          808,032
Goldman Sachs VIT U.S. Equity Insights Fund...................................................              374,017           90,728
Hartford Capital Appreciation HLS Fund........................................................              620,012          546,861
Hartford Dividend and Growth HLS Fund.........................................................              518,530          500,058
Hartford Growth Opportunities HLS Fund........................................................               27,156           66,763
Hartford High Yield HLS Fund..................................................................               99,564          154,784
Hartford International Opportunities HLS Fund.................................................              108,671          136,127
Hartford Total Return Bond HLS Fund...........................................................              761,888        1,385,634
Hartford Value HLS Fund.......................................................................               71,100           26,086
HIMCO VIT Index Fund (b)......................................................................              307,508        2,380,002
HIMCO VIT Portfolio Diversifier Fund (b)......................................................            1,439,758       24,397,956
Invesco V.I. Balanced-Risk Allocation Fund....................................................              252,478          300,025
Invesco V.I. Comstock Fund....................................................................                8,434              743
Invesco V.I. Core Equity Fund.................................................................               88,465          359,684
Invesco V.I. Equity and Income Fund...........................................................              144,789          363,521
Invesco V.I. Global Real Estate Fund..........................................................               62,469           27,620
Invesco V.I. Government Money Market Fund.....................................................            7,146,093       16,899,310
Invesco V.I. International Growth Fund........................................................              214,721          503,253
Invesco V.I. Mid Cap Core Equity Fund.........................................................              262,205          213,086
Invesco V.I. Small Cap Equity Fund............................................................              201,458           91,295
Ivy VIP Core Equity...........................................................................                5,640              778
Ivy VIP International Core Equity.............................................................               99,838          148,750
Ivy VIP Securian Real Estate Securities (a)...................................................                4,856            3,027
Ivy VIP Value.................................................................................                5,241               39
Lord Abbett Bond Debenture Portfolio..........................................................            1,197,811          888,775
Lord Abbett Fundamental Equity Portfolio......................................................              398,700          345,873
Lord Abbett Growth Opportunities Portfolio....................................................              358,019          152,752
Lord Abbett Mid Cap Stock Portfolio...........................................................              171,322            9,386
Lord Abbett Short Duration Income Portfolio...................................................               21,771        3,035,442
MFS(R) Blended Research(R) Core Equity Portfolio..............................................                3,237           67,604
MFS(R) Blended Research(R) Small Cap Equity Portfolio.........................................              155,712            8,302
MFS(R) Global Real Estate Portfolio...........................................................                8,867            6,887
MFS(R) Growth Series..........................................................................              910,319          998,707
MFS(R) International Value Portfolio..........................................................              391,324          776,710
MFS(R) Investors Trust Series.................................................................               51,797           79,824
MFS(R) Mid Cap Growth Series..................................................................              113,146           28,728
MFS(R) Mid Cap Value Portfolio................................................................              135,010           25,176


--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
MFS(R) New Discovery Series...................................................................       $      815,828   $      540,318
MFS(R) Research International Portfolio.......................................................                  819              264
MFS(R) Total Return Bond Series...............................................................                6,606            2,033
MFS(R) Utilities Series.......................................................................               19,734            6,031
MFS(R) Value Series...........................................................................              516,472          627,789
Oppenheimer Discovery Mid Cap Growth Fund/VA..................................................              235,889            7,250
Oppenheimer Global Fund/VA....................................................................               49,745            8,993
Oppenheimer Global Multi-Alternatives Fund/VA.................................................               35,490              431
Oppenheimer International Growth Fund/VA......................................................               73,564           11,230
Oppenheimer Main Street Small Cap Fund(R)/VA..................................................               46,356           11,687
PIMCO All Asset Portfolio.....................................................................              126,680          147,517
PIMCO CommodityRealReturn(R) Strategy Portfolio...............................................               13,049            9,409
PIMCO Dynamic Bond Portfolio (a)..............................................................                1,078              269
PIMCO Emerging Markets Bond Portfolio.........................................................               29,805           28,952
PIMCO Global Multi-Asset Managed Allocation Portfolio.........................................               34,049           31,617
PIMCO High Yield Portfolio....................................................................               14,807            1,880
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (a)...................................               17,347           36,448
PIMCO Real Return Portfolio...................................................................               10,517            2,064
PIMCO StocksPLUS(R) Global Portfolio..........................................................              276,408          203,873
PIMCO Total Return Portfolio..................................................................              474,668        2,284,111
Putnam VT Equity Income Fund..................................................................              414,702          204,452
Putnam VT Global Asset Allocation Fund........................................................               13,636              126
Putnam VT Growth Opportunities Fund...........................................................              347,541          568,507
Putnam VT Income Fund.........................................................................              605,351          194,037
Putnam VT International Value Fund............................................................                  491              282
Putnam VT Mortgage Securities Fund (a)........................................................                7,189            1,979
Putnam VT Multi-Asset Absolute Return Fund (a)................................................                8,628              161
Putnam VT Multi-Cap Core Fund (a).............................................................               11,029            9,896
Putnam VT Small Cap Value Fund................................................................              163,366            8,776
Rational Trend Aggregation VA Fund (a)........................................................               75,672           88,014
TOPS(R) Managed Risk Balanced ETF Portfolio...................................................            2,973,828        8,093,389
TOPS(R) Managed Risk Growth ETF Portfolio.....................................................            8,635,517       23,105,107
TOPS(R) Managed Risk Moderate Growth ETF Portfolio............................................            5,645,683       14,506,083

(a)   Name change. See Note 1.

(b)   Merger. See Note 1.

(c)   Fund liquidation. See Note 1.


6.    FINANCIAL HIGHLIGHTS

      The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in
      Note 3.



--------------------------------------------------------------------------------
                                   SA-128

   ----------------------------------------------------------------------------


      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:


                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
AB VPS GLOBAL BOND PORTFOLIO (c)
   2018                --    10.44      10.48                --        N/A         1.00          1.15          (0.67)       (0.57)
   2017            27,765    10.51      10.54           291,934       4.65         1.00          1.15           1.35         1.44
   2016               373    10.39      10.39             3,871       3.05         1.00          1.00           4.11         4.11
   2015               125     9.98       9.98             1,247        N/A         1.00          1.00          (0.20)       (0.20)

AB VPS GROWTH AND INCOME PORTFOLIO
   2018             3,903    12.04      12.04            46,979       0.81         1.00          1.00          (6.74)       (6.74)
   2017             1,959    12.91      12.91            25,302       0.69         1.00          1.00          17.36        17.36
   2016               392    11.00      11.00             4,313       0.80         1.00          1.00          10.00        10.00
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2018             7,546    10.95      11.00            82,940       2.37         1.00          1.15          (5.52)       (5.42)
   2017            30,501    11.59      11.63           353,784       1.85         1.00          1.15           5.17         5.34
   2016             1,714    11.02      11.04            18,907       2.04         1.00          1.15           6.17         6.26
   2015                --    10.38      10.39                --        N/A          N/A           N/A            N/A          N/A

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
   2018             3,556    11.55      11.76            41,730        N/A         0.65          1.00          (6.33)       (6.00)
   2017             4,070    12.33      12.51            50,836        N/A         0.65          1.00          20.53        20.87
   2016             4,126    10.23      10.35            42,656        N/A         0.65          1.00           1.99         3.50
   2015             2,589    10.03      10.03            25,963        N/A         1.00          1.15           0.30         0.30

AMERICAN CENTURY VP GROWTH FUND
   2018           162,936    17.56      18.52         2,751,694       0.11         0.65          1.55          (3.14)       (2.22)
   2017           179,703    18.13      18.94         3,112,109       0.69         0.65          1.55          28.22        29.37
   2016           210,308    14.14      14.64         2,874,256        N/A         0.65          1.55           2.61         3.54
   2015           214,582    13.78      14.14         2,872,637       0.32         0.65          1.55           2.99         3.89
   2014           220,847    10.86      13.61         2,932,287       0.00         1.00          1.65           8.60        10.29

AMERICAN CENTURY VP INCOME AND GROWTH FUND
   2018             8,448    12.25      12.25           103,456       1.68         1.00          1.00          (8.10)       (8.10)
   2017             8,003    13.33      13.33           106,677       2.15         1.00          1.00          19.12        19.12
   2016             5,908    11.19      11.19            66,120       3.55         1.00          1.00          12.01        12.01
   2015                --     9.99       9.99                --        N/A          N/A           N/A            N/A          N/A

AMERICAN CENTURY VP MID CAP VALUE FUND
   2018           148,178    12.16      16.10         1,979,512       1.25         0.65          1.65         (14.43)      (13.53)
   2017           187,281    14.21      18.62         2,880,492       1.42         0.65          1.65           9.65        10.77
   2016           155,863    12.96      16.81         2,227,335       1.55         0.65          1.65          20.78        21.90
   2015           157,073    10.73      13.79         1,865,496       1.49         0.65          1.65          (3.25)       (2.20)
   2014           105,717    11.09      14.10         1,368,132       0.01         1.00          1.65          10.90        15.48

AMERICAN CENTURY VP VALUE FUND
   2018           151,646    11.48      15.28         1,873,009       1.50         0.65          1.65         (10.73)       (9.91)
   2017           183,995    12.86      16.96         2,512,511       1.56         0.65          1.65           6.81         7.89
   2016           134,225    12.04      15.72         1,737,112       1.64         0.65          1.65          18.27        19.54
   2015           102,484    10.18      13.15         1,201,585       2.01         0.65          1.65          (5.57)       (4.64)
   2014            76,850    10.78      13.79           976,779       0.01         1.00          1.65           7.80        12.11




--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
AMERICAN FUNDS ASSET ALLOCATION FUND
   2018           147,642    11.50      11.81         1,702,651       1.52         0.30          1.15          (5.89)       (5.14)
   2017           123,488    12.22      12.45         1,510,314       1.46         0.30          1.15          14.53        15.60
   2016            78,180    10.67      10.77           834,032       2.15         0.30          1.15           7.89         7.70
   2015                --     9.89      10.00                --        N/A          N/A           N/A            N/A          N/A

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   2018           210,851    12.07      12.40         2,558,647       2.24         0.30          1.15          (9.99)       (9.16)
   2017           144,901    13.41      13.45         1,947,753       2.03         1.00          1.15          15.40        15.55
   2016            88,937    11.62      11.64         1,035,409       2.75         1.00          1.15          17.14        17.34
   2015                --     9.92       9.92                --        N/A          N/A           N/A            N/A          N/A

AMERICAN FUNDS BOND FUND
   2018            48,691    10.14      10.18           494,462       2.07         1.00          1.15          (1.93)       (1.93)
   2017            54,353    10.34      10.38           562,900       2.84         1.00          1.15           2.07         2.27
   2016            13,511    10.13      10.15           136,901       2.04         1.00          1.15           1.60         1.81
   2015                --     9.97       9.97                --        N/A          N/A           N/A            N/A          N/A

AMERICAN FUNDS CAPITAL INCOME BUILDER(R)
   2018           143,319    10.38      10.66         1,495,596       2.68         0.30          1.15          (8.30)       (7.55)
   2017           161,978    11.32      11.36         1,838,831       2.50         1.00          1.15          11.31        11.59
   2016            24,920    10.17      10.18           253,380       3.98         1.00          1.15           2.62         2.72
   2015                --     9.91       9.91                --        N/A          N/A           N/A            N/A          N/A

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2018           135,152    11.37      14.35         1,614,401       1.31         0.65          1.65         (11.38)      (10.48)
   2017           264,945    12.83      16.03         3,605,997       2.90         0.65          1.65          23.72        25.04
   2016           187,148    10.37      12.82         2,102,737       2.09         0.65          1.65           5.28         6.30
   2015           133,491     9.85      12.06         1,417,793       2.03         0.65          1.65          (3.15)       (2.19)
   2014           116,526    10.17      12.33         1,316,337       0.05         1.00          1.65           1.70         4.67

AMERICAN FUNDS GLOBAL GROWTH FUND
   2018           140,867    11.47      11.77         1,650,898       0.56         0.30          1.15         (10.25)       (9.53)
   2017           108,664    12.82      13.01         1,411,535       0.91         0.30          1.00          29.76        30.75
   2016             2,777     9.88      10.31            28,041       1.78         0.65          1.00          (0.60)        3.10
   2015                --     9.94      10.00                --        N/A          N/A           N/A            N/A          N/A

AMERICAN FUNDS GROWTH FUND
   2018           807,042    14.87      13.78        12,778,939       0.26         0.30          1.65          (2.11)       (0.86)
   2017           790,929    15.19      13.90        13,017,809       0.46         0.30          1.65          25.85        27.64
   2016           609,723    12.07      10.89         8,285,169       0.59         0.30          1.65           7.48         8.90
   2015           601,736    11.23      14.13         7,755,185       0.83         0.65          1.65           4.86         5.92
   2014           481,615    10.71      13.34         6,162,299       0.01         1.00          1.65           6.58         7.80

AMERICAN FUNDS GROWTH-INCOME FUND
   2018           537,474    13.50      11.03         7,808,518       1.29         0.30          1.65          (3.64)       (2.30)
   2017           502,931    14.01      18.80         7,989,212       1.18         0.65          1.65          20.05        21.29
   2016           626,889    11.67      15.50         8,271,657       1.45         0.65          1.65           9.47        10.56
   2015           468,773    10.66      14.02         5,828,225       1.55         0.65          1.65          (0.47)        0.57
   2014           386,697    10.71      13.94         4,993,263       0.02         1.00          1.65           7.10         9.59

AMERICAN FUNDS INTERNATIONAL FUND
   2018           236,906    11.70      11.46         2,737,445       1.56         0.30          1.55         (14.72)      (13.64)
   2017           224,325    13.72      14.34         3,028,169       1.36         0.65          1.55          29.80        31.08
   2016           209,482    10.57      10.94         2,216,423       1.23         0.65          1.55           1.63         2.53
   2015           219,149    10.40      10.67         2,271,058       1.48         0.65          1.55          (6.22)       (5.41)
   2014           199,317     9.55      11.28         2,219,540       0.02         1.00          1.65          (4.50)       (3.51)


--------------------------------------------------------------------------------
                                   SA-130

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2018        57,990,365    10.62      13.32       689,966,996       1.34         0.75          1.75          (6.51)       (5.60)
   2017        61,880,609    11.36      14.11       784,134,020       0.77         0.75          1.75          12.81        13.97
   2016        59,585,124    10.07      12.38       666,321,200       1.33         0.75          1.75           5.45         6.45
   2015        53,001,858     9.55      11.63       563,893,102       1.52         0.75          1.75          (4.50)       (1.77)
   2014        43,850,783    10.17      11.84       488,643,425       0.00         1.50          2.15           1.13         2.40

AMERICAN FUNDS NEW WORLD FUND
   2018           134,682     9.61      11.30         1,429,225       0.69         0.65          1.65         (15.70)      (14.85)
   2017           124,135    11.40      13.27         1,550,939       0.92         0.65          1.65          26.95        28.21
   2016            71,214     8.98      10.35           684,290       0.70         0.65          1.65           3.34         3.50
   2015            66,480     8.69       9.52           605,915       0.56         0.65          1.65          (4.92)       (3.94)
   2014            46,003     9.14       9.91           441,041       0.01         1.00          1.65          (9.56)       (8.00)

BLACKROCK BASIC VALUE V.I. FUND
   2018             3,301    10.96      11.01            36,310       1.73         1.00          1.15          (9.20)       (9.01)
   2017             1,025    12.07      12.10            12,375       0.40         1.00          1.15           6.81         6.89
   2016             4,569    11.30      11.32            51,696       3.24         1.00          1.15          16.37        16.58
   2015                --     9.71       9.71                --        N/A          N/A           N/A            N/A          N/A

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2018           114,933    15.02      19.57         1,831,004        N/A         0.65          1.65           0.40         1.45
   2017           118,027    14.96      19.29         1,891,420        N/A         0.65          1.65          30.77        32.12
   2016           134,507    11.44      14.60         1,660,787        N/A         0.65          1.65          (1.72)       (0.82)
   2015            92,727    11.64      14.72         1,226,169        N/A         0.65          1.65           4.86         5.98
   2014            72,786    11.10      13.89           979,645       0.00         1.00          1.65           6.89        11.80

BLACKROCK EQUITY DIVIDEND V.I. FUND
   2018           164,431    12.04      15.51         2,296,027       1.67         0.65          1.15          (8.44)       (8.06)
   2017           202,131    13.15      16.87         3,027,608       1.61         0.65          1.15          15.15        15.79
   2016           166,137    12.00      14.57         2,225,948       1.62         0.65          1.10          14.83        15.27
   2015           151,301    10.45      12.64         1,814,066       1.49         0.65          1.10          (1.88)       (1.48)
   2014           120,821    10.62      12.83         1,537,531       0.02         1.00          1.65           6.20         8.36

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2018           387,348    11.22      11.83         4,235,752       0.80         0.65          1.55          (9.00)       (8.22)
   2017           430,767    12.33      12.89         5,158,169       1.39         0.65          1.55          11.99        12.97
   2016           327,880    11.01      11.41         3,534,094       1.21         0.65          1.55           2.23         3.16
   2015           385,787     9.73      11.06         4,027,875       1.11         0.65          1.65          (2.60)       (1.60)
   2014           274,594     9.99      11.24         2,974,296       0.03         1.00          1.65          (0.10)        1.26

BLACKROCK HIGH YIELD V.I. FUND
   2018           110,941    11.30      11.29         1,241,387       5.23         0.40          1.65          (4.48)       (3.26)
   2017           108,510    11.83      11.67         1,262,729       4.91         0.40          1.65           5.25         6.58
   2016            98,112    11.24      10.95         1,076,886       5.22         0.40          1.65          10.96         9.50
   2015           121,389     9.18      10.39         1,192,710       4.85         0.75          1.75          (8.20)       (4.59)
   2014           110,290     9.80      10.89         1,144,872       0.05         1.50          2.15          (2.00)        1.68

BLACKROCK MANAGED VOLATILITY V.I. FUND (b)
   2018         1,977,130     9.91       9.98        19,703,737       1.53         0.65          1.55          (0.90)       (0.20)

BLACKROCK S&P 500 INDEX V.I. FUND CLASS II
   2018           208,892    12.40      12.73         2,597,994       1.26         0.30          1.15          (5.85)       (5.07)
   2017            82,864    13.17      13.41         1,092,595       2.49         0.30          1.15          19.95        20.92
   2016            27,452    10.98      10.84           300,589       1.30         0.65          1.15          10.24         8.40
   2015                --     9.96      10.00                --        N/A          N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
BLACKROCK S&P 500 INDEX V.I. FUND CLASS III (b)
   2018           209,875     9.42       9.45         1,981,085       0.87         0.65          1.10          (5.80)       (5.50)

BLACKROCK TOTAL RETURN V.I. FUND
   2018           121,000    10.12      10.03         1,228,995       2.47         0.65          1.15          (1.84)       (1.38)
   2017           132,625    10.34      10.17         1,370,467       2.22         0.65          1.00           2.17         2.52
   2016            97,635    10.12       9.92           988,030       1.80         0.65          1.00           1.40        (0.80)
   2015                --     9.98      10.00                --        N/A          N/A           N/A            N/A          N/A

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2018            14,802     9.67      10.04           146,814       1.82         0.75          1.75          (1.83)       (0.79)
   2017            24,292     9.85      10.21           242,971       1.79         0.75          1.75          (0.51)        0.39
   2016            30,797     9.90      10.17           309,377       1.47         0.75          1.75          (0.80)        0.20
   2015            37,805     9.98      10.05           377,638       1.80         0.75          1.75          (1.67)       (0.69)
   2014            11,643     9.95      10.21           116,986       0.02         1.50          2.15           1.50         4.65

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
   2018            43,688    10.26      10.57           450,405       2.49         0.65          1.15         (14.78)      (14.41)
   2017            65,325    12.04      12.35           787,899       3.02         0.65          1.15          22.98        23.75
   2016             2,513     9.79       9.98            24,887      10.34         0.65          1.15          (0.91)       (0.20)
   2015                --     9.88      10.00                --        N/A          N/A           N/A            N/A          N/A

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
   2018            29,521     9.70       9.96           297,237       3.23         0.75          1.75          (2.32)       (1.39)
   2017            48,195     9.93      10.10           494,834       4.74         0.75          1.75           1.43         2.43
   2016            10,495     9.79       9.86           104,942       7.69         0.75          1.75          (2.10)       (1.40)
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
   2018           129,028    13.49      13.55         1,748,255       0.55         1.10          1.25          (1.96)       (1.81)
   2017           140,744    13.76      13.83         1,942,077       0.59         1.00          1.25          30.43        30.72
   2016            92,966    10.55      10.57           982,341       1.12         1.10          1.25           4.98         5.17
   2015                --    10.05      10.05                --        N/A          N/A           N/A            N/A          N/A

CALVERT VP RUSSELL 2000(R) SMALL CAP INDEX PORTFOLIO
   2018            86,402    11.56      11.89         1,009,942       1.04         0.65          1.15         (12.49)      (11.99)
   2017           104,381    13.21      13.51         1,386,655       1.07         0.65          1.15          12.81        13.34
   2016            12,641    11.71      11.92           150,340       3.79         0.65          1.15          19.25        19.20
   2015                --     9.82      10.00                --        N/A          N/A           N/A            N/A          N/A

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
   2018            82,505    11.64      11.96           954,702       1.52         0.30          1.15         (12.61)      (11.80)
   2017            54,039    13.32      13.56           711,672       0.88         0.30          1.15          14.33        15.21
   2016            14,736    11.65      11.30           167,757       3.42         0.65          1.15          18.51        13.00
   2015                --     9.83      10.00                --        N/A          N/A           N/A            N/A          N/A

DFA VA GLOBAL BOND PORTFOLIO
   2018            30,551     9.99      10.02           305,992       0.83         1.35          1.50           0.20         0.40
   2017           263,514     9.97       9.98         2,627,257       3.25         1.35          1.50          (0.30)       (0.20)

DFA VA INTERNATIONAL VALUE PORTFOLIO
   2018            28,458     9.45       9.48           269,684       0.44         1.35          1.50         (18.32)      (18.21)
   2017           233,224    11.57      11.59         2,699,578       5.11         1.35          1.50          15.70        15.90

DFA VA US LARGE VALUE PORTFOLIO
   2018            47,388     9.79       9.81           464,823       1.01         1.35          1.50         (13.36)      (13.34)
   2017           132,437    11.30      11.32         1,497,233       3.34         1.35          1.50          13.00        13.20


--------------------------------------------------------------------------------
                                   SA-132

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
DFA VA US TARGETED VALUE PORTFOLIO
   2018            27,104     9.02       9.04           245,082       0.14         1.35          1.50         (17.10)      (17.06)
   2017           266,803    10.88      10.90         2,904,294       1.97         1.35          1.50           8.80         9.00

FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
   2018             6,539    10.28      10.32            67,472       2.68         1.10          1.25          (7.89)       (7.86)
   2017             6,357    11.16      11.20            71,160       3.96         1.10          1.25           9.09         9.27
   2016                --    10.23      10.34                --        N/A          N/A           N/A            N/A          N/A
   2015                --    10.30      10.31                --        N/A          N/A           N/A            N/A          N/A

FT VIP FRANKLIN INCOME VIP FUND
   2018           267,522    10.99      11.51         2,881,455       4.67         0.30          1.65          (5.99)       (4.72)
   2017           269,756    11.69      12.08         3,085,493       3.98         0.30          1.65           7.74         9.22
   2016           253,124    10.85      11.06         2,654,016       4.65         0.30          1.65           8.50        10.60
   2015           237,499     8.87      10.55         2,196,823       4.29         0.65          1.65          (8.74)       (7.70)
   2014           139,391     9.72      11.43         1,480,193       0.05         1.00          1.65          (2.80)        3.81

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
   2018             4,101    10.30      10.35            42,436       1.88         1.00          1.15         (12.34)      (12.21)
   2017             6,529    11.75      11.79            76,860       1.97         1.00          1.15           7.31         7.47
   2016             2,511    10.95      10.95            27,499        N/A         1.15          1.15          10.72        10.72
   2015             2,477     9.89       9.89            24,501        N/A         1.00          1.15          (1.10)       (1.10)

FT VIP FRANKLIN MUTUAL SHARES VIP FUND
   2018           165,207    10.35      13.58         2,090,172       2.25         0.65          1.65         (10.70)       (9.77)
   2017           178,911    11.59      15.05         2,543,743       2.11         0.65          1.65           6.53         7.58
   2016           201,879    10.88      13.99         2,678,274       1.80         0.65          1.65          14.05        15.14
   2015           236,524     9.54      12.15         2,745,992       3.01         0.65          1.65          (6.65)       (5.67)
   2014           232,276    10.22      12.88         2,916,616       0.02         1.00          1.65           2.20         6.36

FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
   2018           149,872    12.71      12.94         2,084,849       1.26         0.30          1.65          (6.68)       (5.48)
   2017           187,642    12.69      13.69         2,761,864       1.52         0.30          1.65          18.38        20.09
   2016           147,385    10.72      14.51         1,890,325       1.30         0.65          1.65           7.20        15.16
   2015           136,739    10.09      12.60         1,570,861       1.50         0.65          1.65          (5.26)       (4.33)
   2014           128,924    10.65      13.17         1,608,717       0.02         1.00          1.65           6.50         7.86

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
   2018           120,012    10.88      14.41         1,452,668       0.74         0.65          1.65         (14.40)      (13.56)
   2017           159,604    12.71      16.67         2,233,762       0.44         0.65          1.65           8.73         9.89
   2016           135,833    11.69      15.17         1,773,695       0.64         0.65          1.65          28.04        29.22
   2015           120,357     9.13      11.74         1,260,068       0.50         0.65          1.65          (9.06)       (8.07)
   2014            98,045    10.04      12.77         1,192,656       0.00         1.00          1.65          (1.02)        1.00

FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
   2018           102,072     9.72      10.61         1,033,522       2.36         0.65          1.65          (3.86)       (2.93)
   2017           142,295    10.11      10.93         1,485,301       2.24         0.65          1.65           2.74         3.80
   2016            95,147     9.84      10.53           972,392       3.29         0.65          1.65           6.15         7.23
   2015           129,339     9.27       9.82         1,231,438       6.08         0.65          1.65          (5.50)       (4.66)
   2014           114,437     9.81      10.30         1,146,294       0.04         1.00          1.65          (1.90)        1.08

FT VIP TEMPLETON FOREIGN SECURITIES FUND
   2018           101,432     9.51      10.03           980,465       2.39         0.65          1.55         (16.87)      (16.07)
   2017            72,749     9.59      11.95           845,745       1.72         0.65          1.65          14.71        15.79
   2016            83,561     9.96      10.32           843,947       1.82         0.65          1.55           5.40         6.39
   2015            85,133     9.45       9.70           810,328       2.89         0.65          1.55          (8.07)       (7.27)
   2014            81,393     8.64      10.46           846,654       0.02         1.00          1.65         (13.60)      (11.73)


--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
FT VIP TEMPLETON GLOBAL BOND SECURITIES FUND
   2018           397,241     9.54      10.66         3,964,035        N/A         0.65          1.55           0.32         1.23
   2017           360,772    10.36      10.53         3,547,492        N/A         0.65          1.65           0.10         1.06
   2016           304,018    10.35      10.42         2,950,405        N/A         0.65          1.65           3.50         4.20
   2015           310,491     9.37       9.62         2,955,223       7.28         0.65          1.65          (6.02)       (5.03)
   2014           270,112     9.95      10.13         2,717,135       0.05         1.00          1.65          (0.30)        1.10

FT VIP TEMPLETON GROWTH SECURITIES FUND
   2018            92,636     8.98      11.98         1,016,092       1.85         0.65          1.65         (16.23)      (15.46)
   2017           103,660    10.72      14.17         1,355,726       1.46         0.65          1.65          16.40        17.59
   2016           122,082     9.21      12.05         1,378,963       1.95         0.65          1.65           7.72         8.75
   2015           148,475     8.55      11.08         1,541,648       2.35         0.65          1.65          (8.06)       (7.12)
   2014           135,475     9.30      11.93         1,583,719       0.01         1.00          1.65          (7.00)       (3.48)

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO
   2018        19,355,564    10.32      11.79       216,922,311       1.26         0.65          1.65          (6.27)       (5.38)
   2017        20,253,705    11.01      12.46       240,384,678       1.24         0.65          1.65          12.23        13.38
   2016        20,708,075     9.81      10.99       217,548,631       1.32         0.65          1.65           4.03         5.07
   2015        18,939,716     9.43      10.46       191,110,274       0.89         0.65          1.65          (5.70)       (2.52)
   2014        11,090,687    10.35      10.73       116,516,202       0.00         1.00          1.65           3.50         5.09

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO
   2018         7,613,253     9.97      11.23        81,758,766       1.19         0.65          1.65          (7.17)       (6.26)
   2017         8,350,810    10.74      11.98        95,885,441       1.22         0.65          1.65           9.93        11.03
   2016         9,760,897     9.77      10.79       101,006,897       0.85         0.65          1.65           1.88         2.96
   2015         8,207,333     9.59      10.48        83,277,911       0.42         0.65          1.65          (4.10)       (1.78)
   2014         4,541,944    10.32      10.67        47,382,535       0.00         1.00          1.65           3.20         5.54

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
   2018        25,017,622     9.03      10.21       241,733,071       1.71         0.65          1.65          (9.34)       (8.43)
   2017        27,099,551     9.96      11.15       285,793,861       0.63         0.65          1.65          10.79        11.84
   2016        29,073,694     8.99       9.97       274,258,636       1.35         0.65          1.65          (1.64)       (0.30)
   2015        28,650,292     9.14       9.69       272,591,065       1.78         0.65          1.65          (8.60)       (4.15)
   2014        17,623,310     9.92      10.11       176,429,891       0.00         1.00          1.65          (0.89)        0.10

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO
   2018        23,894,453    10.33      11.54       264,211,414       0.95         0.35          1.70          (7.35)       (6.18)
   2017        25,557,465    11.15      12.30       302,709,105       1.02         0.35          1.70          13.31        14.85
   2016        22,757,165     9.84      10.71       236,116,501       0.80         0.35          1.70           7.66         7.10
   2015        16,885,499     9.14       9.72       162,089,391       0.45         0.70          1.70          (8.60)       (7.34)
   2014         8,366,857    10.42      10.49        87,644,222       0.00         1.50          2.15           4.20         4.90

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO
   2018         3,084,447     9.53      10.30        30,728,580       0.44         0.70          1.70          (7.30)       (6.36)
   2017         3,257,887    10.28      11.00        34,638,288       0.32         0.70          1.70           6.20         7.21
   2016         3,117,325     9.68      10.26        30,784,090       0.00         0.70          1.70           2.43         2.60
   2015         1,710,851     9.38       9.52        16,243,381       0.07         0.70          1.70          (6.20)       (4.80)

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO
   2018        40,321,048     9.76      10.83       423,487,524       1.02         0.70          1.70          (8.96)       (7.99)
   2017        42,812,341    10.72      11.77       489,552,168       1.33         0.70          1.70          15.64        16.88
   2016        47,673,864     9.27      10.07       467,560,106       1.00         0.70          1.70           0.54         0.70
   2015        47,513,315     9.22       9.85       461,415,246       0.33         0.70          1.70          (7.80)       (5.83)
   2014        24,972,280    10.38      10.46       260,764,228       0.00         1.50          2.15           3.80         4.60


--------------------------------------------------------------------------------
                                   SA-134

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO
   2018        12,637,726     9.99      11.06       135,965,879       1.08         0.65          1.65          (8.10)       (7.14)
   2017        13,190,458    10.87      11.91       153,132,377       1.19         0.65          1.65          12.64        13.75
   2016        13,915,812     9.65      10.47       142,433,623       0.91         0.65          1.65           2.33         3.36
   2015        12,789,452     9.43      10.13       127,665,426       0.32         0.65          1.65          (5.70)       (3.25)
   2014         6,220,234    10.39      10.47        65,007,747       0.00         1.00          1.65           3.90         4.70

GLOBAL ATLANTIC MOTIF AGING OF AMERICA PORTFOLIO (c)
   2018                --    13.11      13.11                --        N/A         1.00          1.00           7.55         7.55
   2017               411    12.19      12.19             5,012       0.59         1.00          1.00          21.78        21.78
   2016                --    10.01      10.02                --        N/A          N/A           N/A            N/A          N/A

GLOBAL ATLANTIC MOTIF TECHNOLOGICAL INNOVATIONS PORTFOLIO (c)
   2018                --    14.64      14.64                --        N/A         1.00          1.00           7.65         7.65
   2017               585    13.60      13.60             7,958        N/A         1.00          1.00          41.67        41.67
   2016                --     9.60       9.61                --        N/A          N/A           N/A            N/A          N/A

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO
   2018         2,342,320     9.91      10.71        24,351,414       1.01         0.75          1.75          (8.24)       (7.27)
   2017         2,282,598    10.80      11.55        25,502,273       0.34         0.75          1.75          12.97        14.02
   2016         2,079,873     9.56      10.13        20,319,031       1.19         0.75          1.75           1.92         1.30
   2015           963,710     9.38       9.48         9,100,490       1.90         0.75          1.75          (6.20)       (5.20)

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO
   2018         9,704,195    10.16      11.58       107,785,968       0.93         0.70          1.70          (7.64)       (6.69)
   2017        10,051,004    11.00      12.41       119,942,963       1.21         0.70          1.70          13.05        14.17
   2016        10,538,262     9.73      10.87       110,452,871       1.13         0.70          1.70           3.40         4.42
   2015        10,462,500     9.41      10.41       105,731,508       0.43         0.70          1.70          (5.90)       (3.52)
   2014         4,854,909    10.47      10.79        51,584,258       0.00         1.50          2.15           4.70         6.41

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO
   2018        36,332,745    10.41      12.29       414,883,003       0.66         0.65          1.65          (6.64)       (5.68)
   2017        39,393,856    11.15      13.03       478,679,432       0.55         0.65          1.65          12.17        13.21
   2016        38,583,508     9.94      11.51       415,569,217       0.27         0.65          1.65           2.90         4.07
   2015        31,984,876     9.66      11.06       335,259,746       0.06         0.65          1.65          (3.40)        0.09
   2014         8,237,876    10.63      11.05        88,946,458       0.00         1.00          1.65           6.30         8.55

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO
   2018             1,112    10.61      10.61            11,797       4.38         0.65          0.65          (4.41)       (4.41)
   2017             1,104    11.10      11.10            12,249       1.83         0.65          0.65           8.72         8.72
   2016             1,059    10.21      10.21            10,806        N/A         0.65          0.65           2.10         2.10

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO
   2018             1,021    12.50      12.62            12,878       3.95         0.65          1.00           4.34         4.73
   2017            23,278    11.98      12.05           279,024       0.44         0.65          1.00          15.19        15.53
   2016            20,170    10.40      10.43           209,817        N/A         0.65          1.00           4.00         4.30

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO (c)
   2018                --    11.37      11.45                --        N/A         0.65          1.00          (0.79)       (0.61)
   2017             3,613    11.46      11.52            41,569       1.62         0.65          1.00          11.70        11.95
   2016                --    10.22      10.31                --        N/A          N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   2018           194,677    10.06      10.11         1,967,729       3.42         1.15          1.30          (2.14)       (1.94)
   2017           211,793    10.28      10.31         2,183,799       2.60         1.15          1.30           1.78         1.98
   2016           174,479    10.10      10.11         1,764,474       1.67         1.15          1.30           1.41         1.51
   2015                --     9.96       9.96                --        N/A          N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND
   2018            31,870    10.51      10.73           346,809       0.60         0.65          1.10          (5.40)       (4.96)
   2017            38,485    11.11      11.29           439,534       0.40         0.65          1.10          11.88        12.34
   2016             9,267    10.29      10.05            95,301       1.32         0.65          1.00           3.31         3.72
   2015               343     9.69       9.69             3,326       0.02         0.65          0.65          (6.47)       (6.47)
   2014               346    10.29      10.36             3,582       0.00         1.00          1.65           2.90         3.60

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   2018             5,324    11.89      11.95            63,511        N/A         1.00          1.15          (5.48)       (5.31)
   2017             2,069    12.62      12.62            26,107        N/A         1.00          1.00          25.70        25.70
   2016             1,092    10.04      10.04            10,969        N/A         1.00          1.00           0.40         0.40
   2015               148    10.00      10.00             1,478        N/A         1.00          1.00            N/A          N/A

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
   2018            35,620    10.00      10.19           356,932       1.91         0.65          1.15           0.20         0.79
   2017            16,838     9.98      10.11           168,558       1.32         0.65          1.15           0.10         0.60
   2016             7,101     9.97      10.05            71,008       1.21         0.65          1.15          (0.20)        0.50
   2015                --     9.99      10.00                --        N/A          N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND (a)
   2018            10,727     9.98       9.98           107,044       1.60         0.65          0.65         (17.11)      (17.11)
   2017             8,825    11.92      12.04           106,222       1.37         0.65          1.00          24.95        25.42
   2016             1,595     9.54       9.54            15,213       2.21         1.00          1.00          (3.83)       (3.83)
   2015                --     9.92       9.92                --        N/A          N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND
   2018            13,351    10.46      10.51           140,354       0.24         1.00          1.15         (11.73)      (11.61)
   2017            53,982    11.85      11.89           640,441       0.65         1.00          1.15           9.52         9.69
   2016            13,671    10.82      10.84           148,047       1.26         1.00          1.15          12.01        12.22
   2015                --     9.66       9.66                --        N/A          N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
   2018            10,991     8.74       8.92            96,473       2.15         0.65          1.10          (8.10)       (7.76)
   2017            12,553     9.51       9.67           119,835       1.93         0.65          1.10           3.93         4.54
   2016            12,927     9.15       9.26           118,548       0.52         0.65          1.10          (0.76)       (0.32)
   2015            23,231     9.22       9.29           215,111       1.86         0.65          1.10          (5.92)       (5.49)
   2014            19,702     9.77       9.83           193,502       0.02         1.00          1.65          (2.30)       (1.70)

GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND
   2018            26,747    11.86      11.86           317,130       0.21         1.00          1.00          (9.74)       (9.74)
   2017            18,801    13.14      13.14           246,967       0.43         1.00          1.00          10.14        10.14
   2016            10,061    11.93      11.93           120,017       2.17         1.00          1.00          21.73        21.73
   2015                99     9.80       9.80               969       0.25         1.00          1.00          (2.00)       (2.00)

GOLDMAN SACHS VIT STRATEGIC INCOME FUND (c)
   2018                --     9.66       9.85                --       0.18         0.65          1.65          (0.21)        0.00
   2017            81,446     9.68       9.85           769,430       0.78         0.65          1.65          (3.97)       (2.96)
   2016            85,245    10.08      10.15           830,845       2.18         0.65          1.65           0.80         1.50
   2015            49,015     9.51       9.83           469,952       2.48         0.65          1.10          (3.35)       (1.70)
   2014            42,221     9.80       9.87           416,683       0.04         1.00          1.65          (2.00)       (1.30)

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
   2018           173,476    12.36      12.36         2,144,691       0.95         1.00          1.00          (7.35)       (7.35)
   2017           178,109    13.34      13.34         2,375,209       1.33         1.00          1.00          22.61        22.61
   2016           133,303    10.88      10.88         1,450,274       2.23         1.00          1.00           9.35         9.35
   2015                --     9.95       9.95                --        N/A          N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-136

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
HARTFORD CAPITAL APPRECIATION HLS FUND
   2018           227,188    11.72      16.20         2,876,359       0.64         0.70          1.70          (8.72)       (7.85)
   2017           247,415    12.84      17.58         3,394,785       0.87         0.70          1.70          19.78        20.99
   2016           238,412    10.72      14.53         2,740,315       0.80         0.70          1.70           3.47         4.46
   2015           297,231    10.36      13.91         3,331,549       0.78         0.70          1.70          (0.96)        0.07
   2014           151,671    10.46      13.90         1,966,352       0.01         1.50          2.15           4.60         6.27

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2018           166,749    12.69      17.08         2,428,822       1.61         0.65          1.65          (7.10)       (6.15)
   2017           185,171    13.66      18.20         2,872,276       1.41         0.65          1.65          16.16        17.34
   2016           198,639    11.76      15.51         2,653,020       1.71         0.65          1.65          12.75        13.79
   2015           230,455    10.43      13.63         2,777,543       1.80         0.65          1.65          (3.07)       (2.01)
   2014           162,439    10.76      13.91         2,183,053       0.02         1.00          1.65           7.60        11.91

HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2018             6,395    15.30      15.96            99,664        N/A         0.65          1.55          (1.29)       (0.31)
   2017             9,568    15.50      16.01           150,752        N/A         0.65          1.55          28.21        29.22
   2016            14,261    12.09      12.39           174,597       0.14         0.65          1.55          (2.34)       (1.35)
   2015            19,095    12.38      12.56           238,277        N/A         0.65          1.55           9.75        10.76
   2014            18,543    11.28      11.34           209,642       0.00         1.00          1.65          12.80        13.40

HARTFORD HIGH YIELD HLS FUND
   2018            56,513    10.29      11.65           608,883       6.02         0.65          1.65          (5.25)       (4.27)
   2017            64,980    10.86      12.17           731,208       6.83         0.65          1.65           5.54         6.57
   2016            29,378    10.29      11.42           316,609       5.75         0.65          1.65          12.09        13.29
   2015            37,430     9.13      10.08           353,474       7.22         0.65          1.65          (8.70)       (5.17)
   2014            19,900     9.78      10.63           203,491       0.07         1.00          1.65          (2.20)        1.63

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2018            62,631    10.80      11.39           667,198       1.68         0.65          1.55         (20.24)      (19.51)
   2017            65,346    13.54      14.15           859,008       1.14         0.65          1.55          23.09        24.23
   2016            73,739    11.00      11.39           786,957       1.40         0.65          1.55          (0.63)        0.26
   2015            82,536    11.07      11.36           888,149       1.20         0.65          1.55           0.09         0.98
   2014            66,867     9.43      11.25           744,933       0.02         1.00          1.65          (5.70)       (4.74)

HARTFORD TOTAL RETURN BOND HLS FUND
   2018           209,597    10.02      10.71         2,194,403       3.45         0.70          1.70          (2.53)       (1.65)
   2017           276,228    10.28      10.89         2,947,569       3.01         0.70          1.70           3.01         4.11
   2016           225,228    10.11      10.46         2,330,874       2.41         0.70          1.70           2.43         3.46
   2015           184,453     9.87      10.11         1,850,051       2.86         0.70          1.70          (2.47)       (1.46)
   2014           144,825    10.09      10.26         1,479,950       0.03         1.50          2.15           1.20         4.91

HARTFORD VALUE HLS FUND
   2018            24,088    11.72      15.04           337,466       1.41         0.65          1.10         (11.35)      (11.01)
   2017            23,608    16.17      16.90           371,371       1.44         0.65          1.55          13.31        14.34
   2016            27,487    14.27      14.78           381,664       1.45         0.65          1.55          11.66        12.74
   2015            43,372    12.78      13.11           502,072       1.61         0.65          1.55          (4.84)       (4.03)
   2014            24,704    10.79      13.66           322,606       0.01         1.00          1.65           7.90        10.43

HIMCO VIT INDEX FUND (b)
   2018                --    12.74      18.53                --       2.11         0.80          1.25          (0.08)        0.00
   2017           133,508    12.75      18.53         2,307,899       1.70         0.80          1.25          19.61        20.17
   2016           153,518    10.66      15.42         2,277,159       2.02         0.80          1.25           9.90        10.46
   2015           169,035     9.70      13.96         2,313,655       0.34         0.80          1.25          (3.00)        0.00
   2014           187,217    10.91      13.96         2,599,217       0.01         1.50          2.15           9.06         9.29


--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
HIMCO VIT PORTFOLIO DIVERSIFIER FUND (b)
   2018                --     7.21       7.56                --       1.60         0.65          1.55          (2.44)       (2.07)
   2017         3,104,206     7.39       7.72        23,778,702       1.04         0.65          1.55          (4.77)       (3.98)
   2016         3,137,726     7.76       8.04        25,068,783        N/A         0.65          1.55          (6.05)       (5.19)
   2015         3,191,606     8.26       8.48        26,934,193       0.85         0.65          1.55          (3.39)       (2.53)
   2014         3,645,250     8.55       8.70        31,608,449       0.01         1.00          1.65          (2.65)       (2.45)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND
   2018           138,934    10.39      11.30         1,506,183       1.27         0.30          1.65          (8.30)       (7.00)
   2017           156,772    10.83      12.15         1,836,739       3.69         0.30          1.65           7.98         9.56
   2016           182,301    10.03      11.09         1,947,816       0.20         0.30          1.65           9.74        10.90
   2015           173,588     9.14       9.90         1,688,931       4.19         0.65          1.65          (8.60)       (4.99)
   2014           147,776    10.17      10.42         1,521,074       0.00         1.00          1.65           1.70         5.04

INVESCO V.I. COMSTOCK FUND
   2018             5,662    11.33      11.33            64,135       1.45         1.00          1.00         (13.25)      (13.25)
   2017             5,662    13.06      13.06            73,926       3.83         1.00          1.00          16.40        16.40
   2016                --    11.20      11.30                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.68       9.68                --        N/A          N/A           N/A            N/A          N/A

INVESCO V.I. CORE EQUITY FUND
   2018            39,654    10.17      13.39           488,741        N/A         0.65          1.65         (11.02)      (10.19)
   2017            59,978    11.43      14.91           847,598       0.74         0.65          1.65          10.97        12.11
   2016            71,953    10.30      13.30           916,077       0.51         0.65          1.65           8.19         9.29
   2015            64,618     9.52      12.17           749,800       0.98         0.65          1.65          (7.48)       (6.60)
   2014            54,970    10.29      13.03           693,890       0.01         1.00          1.65           2.90         7.15

INVESCO V.I. EQUITY AND INCOME FUND
   2018            46,379    10.90      10.95           508,062       1.89         1.00          1.15         (10.80)      (10.69)
   2017            66,049    12.22      12.26           808,757       1.08         1.00          1.15           9.50         9.66
   2016            67,056    11.16      11.18           749,368       1.60         1.00          1.15          13.53        13.73
   2015                --     9.83       9.83                --        N/A          N/A           N/A            N/A          N/A

INVESCO V.I. GLOBAL REAL ESTATE FUND
   2018            30,305     9.94      10.07           304,486       3.75         0.65          1.15          (7.36)       (6.93)
   2017            28,394    10.73      10.82           306,706       3.74         0.65          1.15          11.42        12.01
   2016             8,402     9.64       9.66            81,161       1.03         0.65          1.00          (3.60)       (3.40)

INVESCO V.I. GOVERNMENT MONEY MARKET FUND
   2018           514,302     9.42      10.02         5,022,271       1.44         0.75          1.75          (0.21)        0.80
   2017         1,510,389     9.44       9.94        14,775,488       0.61         0.75          1.75          (1.26)       (0.20)
   2016           519,826     9.56       9.96         5,068,180       0.10         0.75          1.75          (1.65)       (0.40)
   2015           404,796     9.72       9.95         3,995,923       0.01         0.75          1.75          (1.72)       (0.50)
   2014            80,467     9.70       9.95           793,818       0.00         1.50          2.15          (1.62)       (0.50)

INVESCO V.I. INTERNATIONAL GROWTH FUND
   2018           115,598    10.53      11.10         1,248,070       1.69         0.65          1.55         (16.49)      (15.78)
   2017           138,923    12.61      13.18         1,788,674       1.20         0.65          1.55          20.79        21.92
   2016           173,247    10.44      10.81         1,835,415       1.16         0.65          1.55          (2.16)       (1.37)
   2015           175,249    10.67      10.96         1,882,273       1.31         0.65          1.55          (4.13)       (3.18)
   2014           191,649     9.67      11.32         2,146,442       0.01         1.00          1.65          (3.30)       (0.61)




--------------------------------------------------------------------------------
                                   SA-138

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
INVESCO V.I. MID CAP CORE EQUITY FUND
   2018            75,877    10.31      13.36           852,110       0.11         0.65          1.65         (13.07)      (12.22)
   2017            84,091    11.86      15.22         1,077,439       0.32         0.65          1.65          12.74        13.92
   2016            76,452    10.52      13.36           868,822        N/A         0.65          1.65          11.32        12.46
   2015            80,142     9.45      11.88           824,806       0.12         0.65          1.65          (5.88)       (4.88)
   2014            50,461    10.04      12.49           576,018       0.00         1.00          1.65           0.40         3.48

INVESCO V.I. SMALL CAP EQUITY FUND
   2018            84,589    10.04      12.84           939,376        N/A         0.65          1.65         (16.68)      (15.80)
   2017            80,585    12.05      15.25         1,074,626        N/A         0.65          1.65          11.88        12.96
   2016            85,048    10.77      13.50         1,010,930        N/A         0.65          1.65          10.01        11.11
   2015           104,430     9.79      12.15         1,121,736        N/A         0.65          1.65          (7.29)       (6.32)
   2014            59,672    10.56      12.97           741,846       0.00         1.00          1.65           0.47         6.30

IVY VIP CORE EQUITY
   2018               549    11.61      11.61             6,373       0.56         1.00          1.00          (5.53)       (5.53)
   2017               211    12.29      12.29             2,596       0.43         1.00          1.00          19.55        19.55
   2016               213    10.28      10.28             2,187       0.62         1.00          1.00           2.70         2.70
   2015                --    10.01      10.01                --        N/A          N/A           N/A            N/A          N/A

IVY VIP INTERNATIONAL CORE EQUITY
   2018           136,863     9.84       9.88         1,352,765       1.58         1.00          1.15         (18.74)      (18.68)
   2017           145,740    12.11      12.15         1,770,346       1.29         1.00          1.15          21.71        21.99
   2016            93,591     9.95       9.96           932,404       0.74         1.00          1.15           0.00         0.10
   2015                --     9.95       9.95                --        N/A          N/A           N/A            N/A          N/A

IVY VIP SECURIAN REAL ESTATE SECURITIES (a)
   2018             2,754    10.55      10.55            29,062       1.61         1.00          1.00          (6.55)       (6.55)
   2017             2,786    11.25      11.29            31,454       0.53         1.00          1.15           4.17         4.34
   2016               446    10.82      10.82             4,822        N/A         1.00          1.00           3.24         3.24
   2015                --    10.48      10.48                --        N/A          N/A           N/A            N/A          N/A

IVY VIP VALUE
   2018               409    11.14      11.14             4,562       2.33         1.00          1.00          (8.16)       (8.16)
   2017                --    12.10      12.32                --        N/A          N/A           N/A            N/A          N/A
   2016                --    10.88      10.98                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.90       9.90                --        N/A          N/A           N/A            N/A          N/A

LORD ABBETT BOND DEBENTURE PORTFOLIO
   2018           308,246    10.82      11.46         3,497,055       4.49         0.30          1.65          (5.67)       (4.26)
   2017           300,277    11.47      11.97         3,574,766       5.12         0.30          1.65           7.50         8.82
   2016           178,326    10.67      11.00         1,985,022       5.35         0.30          1.65          10.23        10.00
   2015           148,145     9.68      10.75         1,500,790       4.78         0.65          1.65          (3.10)       (2.18)
   2014            94,923     9.99      10.99         1,003,749       0.06         1.00          1.65          (0.10)        3.68

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2018            98,698    14.34      15.12         1,447,716       1.43         0.65          1.55          (9.53)       (8.75)
   2017           110,429    15.85      16.57         1,775,901       1.03         0.65          1.55          10.84        11.88
   2016           117,463    14.30      14.81         1,700,895       1.10         0.65          1.55          13.94        14.98
   2015           153,594    12.55      12.88         1,932,516       1.13         0.65          1.55          (4.92)       (4.10)
   2014           165,419    10.67      13.43         2,204,213       0.00         1.00          1.65           5.52         7.40




--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2018            61,559    15.43      16.27           856,428        N/A         0.65          1.55          (4.40)       (3.50)
   2017            60,139    16.14      16.86           877,129        N/A         0.65          1.55          21.08        22.09
   2016            50,784    13.33      13.81           624,130        N/A         0.65          1.55          (0.37)        0.58
   2015            63,160    13.38      13.73           763,650        N/A         0.65          1.55           1.21         2.08
   2014            37,204    10.62      13.45           457,333       0.00         1.00          1.65           4.42         6.90

LORD ABBETT MID CAP STOCK PORTFOLIO
   2018            18,497    10.10      10.15           187,732       1.72         1.00          1.15         (16.04)      (15.91)
   2017             5,333    12.07      12.07            64,365       0.97         1.00          1.00           5.78         5.78
   2016               181    11.41      11.41             2,063       6.52         1.00          1.00          15.25        15.25
   2015                --     9.90       9.90                --        N/A          N/A           N/A            N/A          N/A

LORD ABBETT SHORT DURATION INCOME PORTFOLIO
   2018            13,888    10.27      10.32           142,962       0.31         0.65          1.15           0.00         0.49
   2017           306,101    10.10      10.27         3,146,550       5.80         0.65          1.65           0.50         1.58
   2016            69,768    10.05      10.11           710,351       6.34         0.65          1.65           0.50         1.10
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

MFS(R) BLENDED RESEARCH(R) CORE EQUITY PORTFOLIO
   2018             2,534    11.62      11.62            29,444       0.98         1.00          1.00          (8.93)       (8.93)
   2017             7,806    12.76      12.76            99,578       0.96         1.00          1.00          19.36        19.36
   2016            19,545    10.69      10.69           209,030       1.76         1.00          1.00           7.01         7.01
   2015               372     9.99       9.99             3,710        N/A         1.00          1.00          (0.10)       (0.10)

MFS(R) BLENDED RESEARCH(R) SMALL CAP EQUITY PORTFOLIO
   2018            19,749    12.53      12.43           247,838       0.59         0.65          1.15          (6.49)       (5.98)
   2017            10,832    13.44      13.22           144,856       0.43         0.65          1.00          13.51        13.97
   2016               582    11.84      11.60             6,861       0.99         0.65          1.00          19.48        16.00
   2015                98     9.91       9.91               973        N/A         1.00          1.00          (0.90)       (0.90)

MFS(R) GLOBAL REAL ESTATE PORTFOLIO
   2018             8,427    11.69      11.69            98,538       3.21         1.00          1.00          (4.34)       (4.34)
   2017             8,544    12.18      12.22           104,395       4.18         1.00          1.15          11.74        12.01
   2016             4,172    10.90      10.91            45,500       2.35         1.00          1.15           6.55         6.54
   2015                --    10.23      10.24                --        N/A          N/A           N/A            N/A          N/A

MFS(R) GROWTH SERIES
   2018           241,048    14.93      20.12         4,107,782        N/A         0.65          1.65           0.74         1.77
   2017           262,169    14.82      19.77         4,378,206        N/A         0.65          1.65          28.98        30.24
   2016           265,913    11.49      15.18         3,473,049        N/A         0.65          1.65           0.52         1.54
   2015           181,011    11.43      14.95         2,506,741        N/A         0.65          1.65           5.54         6.56
   2014           148,545    10.83      14.03         2,022,055       0.00         1.00          1.65           7.07         9.00

MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2018           100,601    11.58      15.01         1,299,572       0.86         0.65          1.65         (11.20)      (10.33)
   2017           131,036    13.04      16.74         1,850,242       1.29         0.65          1.65          24.78        26.05
   2016           132,627    10.45      13.28         1,504,198       1.19         0.65          1.65           2.15         3.19
   2015           133,222    10.23      12.87         1,485,666       2.19         0.65          1.65           4.49         5.58
   2014            69,286     9.79      12.19           789,743       0.02         1.00          1.65          (2.10)        0.49

MFS(R) INVESTORS TRUST SERIES
   2018            39,754    13.10      16.76           610,137       0.44         0.65          1.10          (6.76)       (6.32)
   2017            42,997    14.05      17.89           704,301       0.56         0.65          1.10          21.75        22.20
   2016            44,238    11.54      14.64           601,582       0.57         0.65          1.10           7.05         7.65
   2015            54,132    10.68      13.60           696,236       0.71         0.65          1.65          (1.66)       (0.73)
   2014            49,332    10.86      13.70           659,188       0.01         1.00          1.65           8.60        10.04


--------------------------------------------------------------------------------
                                   SA-140

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
MFS(R) MID CAP GROWTH SERIES
   2018            13,245    12.92      13.10           172,258        N/A         0.65          1.15          (0.23)        0.31
   2017             8,874    12.95      13.06           115,366        N/A         0.65          1.15          25.24        25.82
   2016             3,829    10.36      10.38            39,689        N/A         0.65          1.00           3.60         3.80
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

MFS(R) MID CAP VALUE PORTFOLIO
   2018            93,042    10.98      10.73         1,025,132       0.70         0.65          1.15         (12.65)      (12.19)
   2017            90,066    12.57      12.22         1,133,907       1.28         0.65          1.15          12.13        12.73
   2016            42,904    11.23      10.84           481,801       1.07         0.65          1.00          14.59         8.40
   2015                --     9.80      10.00                --        N/A          N/A           N/A            N/A          N/A

MFS(R) NEW DISCOVERY SERIES
   2018            90,035    12.34      15.45         1,221,172        N/A         0.65          1.65          (3.29)       (2.34)
   2017            83,285    12.76      15.82         1,176,167        N/A         0.65          1.65          24.25        25.56
   2016            68,245    10.27      12.60           797,873        N/A         0.65          1.65           6.98         8.06
   2015            88,996     9.60      11.66           953,549        N/A         0.65          1.65          (3.71)       (2.75)
   2014            78,219     9.97      11.99           900,999       0.00         1.00          1.65          (8.89)        0.40

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
   2018             1,825    10.41      10.41            19,003       1.21         1.00          1.00         (15.16)      (15.16)
   2017             1,829    12.27      12.27            22,452       1.95         1.00          1.00          26.63        26.63
   2016               431     9.69       9.69             4,178        N/A         1.00          1.00          (1.92)       (1.92)
   2015                --     9.88       9.88                --        N/A          N/A           N/A            N/A          N/A

MFS(R) TOTAL RETURN BOND SERIES
   2018             8,348    10.26      10.31            85,941       3.06         1.05          1.20          (2.47)       (2.37)
   2017             8,073    10.52      10.56            85,155       3.21         1.05          1.20           2.94         3.13
   2016             5,855    10.24      10.24            59,951        N/A         1.05          1.05           2.91         2.91
   2015                --     9.95       9.95                --        N/A          N/A           N/A            N/A          N/A

MFS(R) UTILITIES SERIES
   2018            10,931    11.96      12.02           131,246       0.87         1.00          1.15          (0.33)       (0.17)
   2017             9,771    12.00      12.04           117,577       4.38         1.00          1.15          13.10        13.37
   2016            13,587    10.61      10.62           144,190       4.36         1.00          1.15          10.06        10.05
   2015                --     9.64       9.65                --        N/A          N/A           N/A            N/A          N/A

MFS(R) VALUE SERIES
   2018           124,863    11.99      16.08         1,829,871       1.26         0.65          1.65         (11.84)      (10.91)
   2017           140,983    13.60      18.05         2,311,172       1.75         0.65          1.65          15.45        16.60
   2016           160,370    11.78      15.48         2,285,443       1.84         0.65          1.65          11.98        12.99
   2015           161,672    10.52      13.70         2,103,143       2.20         0.65          1.65          (2.59)       (1.58)
   2014           170,136    10.80      13.92         2,321,965       0.01         1.00          1.65           8.00         9.52

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA
   2018            23,250    12.07      12.30           282,131        N/A         0.65          1.00          (7.30)       (6.89)
   2017             6,376    13.02      13.21            84,159        N/A         0.65          1.00          27.27        27.63
   2016             1,102    10.35      10.35            11,408        N/A         0.65          0.65           3.50         3.50
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

OPPENHEIMER GLOBAL FUND/VA
   2018             4,076    11.29      11.34            46,200       0.83         1.00          1.15         (14.34)      (14.29)
   2017             1,365    13.23      13.23            18,050       0.35         1.00          1.00          35.00        35.00
   2016               403     9.80       9.80             3,946       0.87         1.00          1.00          (1.11)       (1.11)
   2015               125     9.91       9.91             1,237        N/A         1.00          1.00          (0.90)       (0.90)


--------------------------------------------------------------------------------
                                   SA-141

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA
   2018             4,613     9.52       9.57            44,112       0.19         1.00          1.15          (4.42)       (4.30)
   2017             1,094     9.96      10.00            10,922       0.80         1.00          1.15          (0.99)       (0.79)
   2016             1,041    10.06      10.08            10,481       2.25         1.00          1.15           2.34         2.44
   2015                --     9.83       9.84                --        N/A          N/A           N/A            N/A          N/A

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
   2018            17,057     9.59       9.63           164,122       0.62         1.00          1.15         (20.48)      (20.41)
   2017            12,249    12.06      12.10           148,040       0.65         1.00          1.15          24.97        25.26
   2016               783     9.65       9.65             7,552        N/A         1.15          1.15          (3.79)       (3.79)
   2015                --    10.03      10.03                --        N/A          N/A           N/A            N/A          N/A

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   2018            11,870    11.46      11.57           136,729       0.06         0.65          1.15         (11.57)      (11.14)
   2017            10,691    12.96      13.02           139,029       0.80         0.65          1.15          12.60        13.22
   2016             4,465    11.51      11.53            51,480       0.10         1.00          1.15          16.26        16.46
   2015                --     9.90       9.90                --        N/A          N/A           N/A            N/A          N/A

PIMCO ALL ASSET PORTFOLIO
   2018            41,599     9.87      11.82           438,375       3.07         0.30          1.65          (6.97)       (5.74)
   2017            44,617    10.61      12.54           498,394       4.53         0.30          1.65          11.57        12.97
   2016            53,859     9.51      11.10           529,002       2.36         0.30          1.65          10.97        11.00
   2015            74,668     8.57       8.88           651,519       3.34         0.65          1.65         (10.64)       (9.85)
   2014            69,229     9.59       9.85           671,715       0.06         1.00          1.65          (4.10)       (0.20)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2018             8,356     9.20       9.24            77,185       1.97         1.15          1.30         (15.29)      (15.15)
   2017             8,071    10.86      10.89            87,911      10.50         1.15          1.30           0.74         0.83
   2016             1,966    10.78      10.80            21,217       1.48         1.15          1.30          13.35        13.56
   2015                --     9.51       9.51                --        N/A          N/A           N/A            N/A          N/A

PIMCO DYNAMIC BOND PORTFOLIO (a)
   2018             2,378    10.67      10.72            25,449       2.74         1.00          1.15          (0.19)        0.00
   2017             2,342    10.69      10.72            25,100       1.59         1.00          1.15           3.69         3.78
   2016               526    10.31      10.31             5,424       1.70         1.15          1.15           3.41         3.41
   2015                --     9.97       9.97                --        N/A          N/A           N/A            N/A          N/A

PIMCO EMERGING MARKETS BOND PORTFOLIO
   2018            16,489    11.15      11.45           185,101       4.02         0.30          1.15          (5.91)       (5.14)
   2017            17,029    11.85      12.07           202,741       4.87         0.30          1.15           8.52         9.43
   2016             2,185    10.92      11.03            24,058       5.23         0.30          1.15          11.89        10.30
   2015                --     9.76      10.00                --        N/A          N/A           N/A            N/A          N/A

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2018             2,274    10.69      10.69            24,317       1.53         1.15          1.15          (6.72)       (6.72)
   2017             2,274    11.46      11.46            26,062       2.12         1.15          1.15          12.68        12.68
   2016                --    10.17      10.27                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.90       9.90                --        N/A          N/A           N/A            N/A          N/A

PIMCO HIGH YIELD PORTFOLIO
   2018            10,368     9.83       9.86           102,166       4.98         1.00          1.15          (3.91)       (3.71)
   2017             9,493    10.23      10.24            97,194       3.25         1.00          1.15           2.30         2.40




--------------------------------------------------------------------------------
                                   SA-142

   ----------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
PIMCO INTERNATIONAL BOND PORTFOLIO (U.S. DOLLAR-HEDGED) (a)
   2018            39,218    10.74      10.66           422,979       1.21         0.65          1.15           0.85         1.33
   2017            41,210    10.34      10.52           440,048       5.18         0.65          1.65           0.98         2.04
   2016            30,553    10.24      10.31           321,180       2.14         0.65          1.65           2.40         3.10
   2015                --    10.00      10.00                --        N/A          N/A           N/A            N/A          N/A

PIMCO REAL RETURN PORTFOLIO
   2018             6,180    10.17       9.99            61,994       2.36         0.80          1.30          (3.60)       (3.01)
   2017             5,452    10.55      10.30            56,353       2.42         0.80          1.30           2.23         2.69
   2016             4,230    10.32      10.03            42,556       3.02         0.80          1.30           3.72         0.30
   2015                --     9.95      10.00                --        N/A          N/A           N/A            N/A          N/A

PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
   2018            70,456     9.41      12.10           838,334       1.52         0.65          1.10         (11.73)      (11.36)
   2017            75,299    10.66      13.65         1,012,108       3.31         0.65          1.10          21.69        22.20
   2016            90,795     8.76      11.17         1,001,166       4.99         0.65          1.10           6.44         6.99
   2015           100,922    10.33      10.44         1,048,340       5.77         0.65          1.00          (9.94)       (9.53)
   2014            98,388     9.65      11.54         1,132,519       0.00         1.00          1.65          (3.50)        0.17

PIMCO TOTAL RETURN PORTFOLIO
   2018           244,817    10.09      10.57         2,531,309       2.38         0.80          1.80          (2.42)       (1.40)
   2017           426,151    10.34      10.72         4,498,627       1.92         0.80          1.80           2.99         3.98
   2016           388,433    10.04      10.31         3,954,381       1.95         0.80          1.80           0.70         1.68
   2015           195,251     9.97      10.14         1,953,340       4.76         0.80          1.80          (1.38)       (0.39)
   2014           213,566     9.90      10.18         2,147,351       0.02         1.50          2.15           1.10         3.18

PUTNAM VT EQUITY INCOME FUND
   2018           150,584    15.32      16.16         2,103,889       0.67         0.65          1.55          (9.88)       (9.06)
   2017           142,525    17.00      17.77         2,200,581       1.63         0.65          1.55          16.92        17.99
   2016           131,674    14.54      15.06         1,772,085       1.81         0.65          1.55          11.93        12.89
   2015           132,250    10.28      13.34         1,598,405       1.38         0.65          1.65          (4.64)       (3.61)
   2014            85,891    10.78      13.84         1,127,858       0.02         1.00          1.65           7.80        11.88

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2018             1,282    10.98      10.98            14,078       1.41         1.00          1.00          (8.19)       (8.19)
   2017               211    11.96      11.96             2,525        N/A         1.00          1.00          14.23        14.23
   2016                --    10.46      10.56                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.91       9.91                --        N/A          N/A           N/A            N/A          N/A

PUTNAM VT GROWTH OPPORTUNITIES FUND
   2018            75,684    13.04      13.32         1,003,580        N/A         0.65          1.65           0.69         1.76
   2017            95,069    12.95      13.09         1,241,785       0.10         0.65          1.65          28.86        29.99
   2016            93,147    10.05      10.07           937,373        N/A         0.65          1.65           0.50         0.70

PUTNAM VT INCOME FUND
   2018           203,990    10.02      11.02         2,162,807       2.53         0.65          1.65          (1.38)       (0.45)
   2017           167,384    10.16      11.07         1,795,555       4.65         0.65          1.65           3.89         4.93
   2016           202,328     9.78      10.55         2,069,537       4.07         0.65          1.65           0.31         1.34
   2015           126,681     9.75      10.41         1,297,087       4.47         0.65          1.65          (3.08)       (2.07)
   2014           126,687    10.06      10.63         1,328,702       0.05         1.00          1.65           0.60         5.77

PUTNAM VT INTERNATIONAL VALUE FUND
   2018             2,102     9.88       9.88            20,757       2.02         1.15          1.15         (18.55)      (18.55)
   2017             2,102    12.13      12.13            25,488        N/A         1.15          1.15          23.27        23.27
   2016                --     9.84       9.93                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.84       9.84                --        N/A          N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-143

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2018
--------------------------------------------------------------------------------



                              AT DECEMBER 31                                        FOR THE YEAR ENDED DECEMBER 31
                           ---------------------                               ---------------------------------------

                           UNIT FAIR   UNIT FAIR                   INVESTMENT     EXPENSE       EXPENSE       TOTAL         TOTAL
                            VALUES      VALUES                       INCOME       RATIOS        RATIOS       RETURNS       RETURNS
                            LOWEST      HIGHEST         NET          RATIOS     LOWEST (%)    HIGHEST (%)  LOWEST (%)    HIGHEST (%)
                 UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)    (2)(4)(5)     (2)(4)(5)    (3)(4)(5)     (3)(4)(5)
              -----------  ---------  ----------  --------------  -----------  -----------   ------------  -----------  ------------
PUTNAM VT MORTGAGE SECURITIES FUND (a)
   2018             2,593     9.79       9.83            25,467       2.67         1.00          1.15          (2.00)       (1.90)
   2017             2,105     9.99      10.02            21,077       1.38         1.00          1.15           0.81         0.91
   2016               529     9.91       9.91             5,242       2.24         1.15          1.15          (1.00)       (1.00)
   2015                --    10.01      10.01                --        N/A          N/A           N/A            N/A          N/A

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND (a)
   2018             1,884     9.53       9.53            17,959       0.28         1.00          1.00          (8.80)       (8.80)
   2017             1,082    10.45      10.45            11,298        N/A         1.00          1.00           5.98         5.98
   2016             2,823     9.86       9.86            27,839        N/A         1.00          1.00          (0.30)       (0.30)
   2015                --     9.89       9.89                --        N/A          N/A           N/A            N/A          N/A

PUTNAM VT MULTI-CAP CORE FUND (a)
   2018               722    12.26      12.26             8,845       1.04         1.00          1.00          (8.58)       (8.58)
   2017               722    13.41      13.41             9,673       3.29         1.00          1.00          21.69        21.69
   2016                --    11.00      11.11                --        N/A          N/A           N/A            N/A          N/A
   2015                --     9.93       9.93                --        N/A          N/A           N/A            N/A          N/A

PUTNAM VT SMALL CAP VALUE FUND
   2018            22,277    10.36      10.64           233,237       0.40         0.30          1.15         (20.86)      (20.12)
   2017            16,584    13.09      13.32           218,624       0.42         0.30          1.15           6.68         7.51
   2016             1,086    12.27      12.60            13,515       0.92         0.65          1.15          25.98        26.00
   2015                --     9.74      10.00                --        N/A          N/A           N/A            N/A          N/A

RATIONAL TREND AGGREGATION VA FUND (a)
   2018            41,827    11.85      11.85           495,512       4.11         0.65          0.65          (5.20)       (5.20)
   2017            44,163    12.50      12.50           551,839       3.35         0.65          0.65          (2.19)       (2.19)
   2016            48,607    12.78      12.78           621,192       4.59         0.65          0.65           6.32         6.32
   2015            52,825    12.02      12.02           635,225       4.12         0.65          0.65          (3.76)       (3.76)
   2014            61,890       --      12.49           772,695       0.06         1.00          1.65           0.00         9.47

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
   2018         2,981,191    10.39      10.96        32,358,594       1.53         0.80          1.70          (7.73)       (6.88)
   2017         3,605,951    11.26      11.77        42,098,877       1.44         0.80          1.70           8.69         9.69
   2016         4,215,100    10.36      10.73        44,920,806       1.28         0.80          1.70           4.23         5.20
   2015         4,722,020     9.94      10.20        47,923,196       1.12         0.80          1.70          (6.14)       (5.29)
   2014         5,410,046    10.59      10.77        58,078,237       0.01         1.50          2.15           1.15         1.99

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
   2018         9,568,728    10.39      10.96       103,772,231       1.38         1.05          1.95         (10.59)       (9.79)
   2017        11,346,408    11.62      12.15       136,582,650       1.50         1.05          1.95          15.16        16.27
   2016        12,995,802    10.09      10.45       134,839,257       1.55         1.05          1.95           3.49         4.40
   2015        15,007,842     9.75      10.01       149,388,737       1.23         1.05          1.95         (10.96)      (10.14)
   2014        18,563,205    10.95      11.14       206,071,238       0.01         1.50          2.15          (1.17)        0.09

TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2018         6,224,626    10.63      11.21        69,037,021       1.50         0.90          1.80          (8.99)       (8.19)
   2017         7,306,581    11.68      12.21        88,440,769       1.53         0.90          1.80          11.77        12.85
   2016         8,670,083    10.45      10.82        93,171,220       1.48         0.90          1.80           4.29         5.15
   2015         9,861,679    10.02      10.29       100,919,706       1.18         0.90          1.80          (8.16)       (7.30)
   2014        11,650,572    10.91      11.10       128,858,944       0.01         1.50          2.15           0.65         1.56

(a)   Name change. See Note 1.

(b)   Merger. See Note 1.

(c)   Fund liquidation. See Note 1.



--------------------------------------------------------------------------------
                                   SA-144

   ----------------------------------------------------------------------------


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 5.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.



--------------------------------------------------------------------------------
                                   SA-145

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS
As of December 31, 2018 and 2017 and for the Years Ended
December 31, 2018, 2017, and 2016 and Supplemental Information for the Year Ended December 31, 2018

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
INDEX TO STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



Report of Independent Auditors                                                                                    F-3 - F-4

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                           F-5

Statutory Statements of Operations                                                                                      F-6

Statutory Statements of Changes in Capital and Surplus                                                                  F-7

Statutory Statements of Cash Flows                                                                                      F-8

Notes to Statutory Financial Statements -- Statutory Basis                                                       F-9 - F-41

Supplemental Information                                                                                               F-42

Supplemental Schedule of Selected Statutory Basis Financial Data                                                F-43 - F-44

Supplemental Schedule of Investment Risk Interrogatories                                                        F-45 - F-48

Summary Investment Schedule                                                                                            F-49


[PWC_K_LOGO]
                       REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2018, 2017, and 2016.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years ended December 31, 2018, 2017, and 2016.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, supplemental schedule of investment risk interrogatories and summary investment schedule (collectively, the supplemental schedules) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioner's Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PWC_LLC_K_SIG]

Boston, Massachusetts
March 29, 2019

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA
02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES, CAPITAL AND SURPLUS
AS OF DECEMBER 31, 2018 AND 2017

--------------------------------------------------------------------------------
(Dollars in thousands, except share amounts)


ASSETS                                                                              Notes          2018               2017
                                                                                   ------     ---------------     --------------
   Bonds                                                                                4     $   19,730,371      $  21,838,934
   Unaffiliated common stock                                                            4            151,789            146,375
   Preferred stocks                                                                     4              9,448              9,419
   Mortgage loans                                                                       4          5,291,660          3,659,739
   Cash and short-term investments                                                      5            923,959            866,556
   Derivatives                                                                          4             50,026            213,021
   Other invested assets                                                                4            746,488            247,523
                                                                                              ---------------     --------------
               Subtotal, cash and invested assets                                                 26,903,741         26,981,567
Deferred and uncollected premiums                                                       9             10,032             10,890
Investment income due and accrued                                                                    149,045            141,964
Current federal and foreign income tax recoverable                                      7              4,398                284
Net deferred tax asset                                                                  7                 --                 --
Reinsurance recoverable                                                                              612,098            818,566
Other assets                                                                           15              3,980              2,915
Separate account assets                                                                16          2,990,498          3,475,127
                                                                                              ---------------     --------------
               Total admitted assets                                                          $   30,673,792      $  31,431,313
                                                                                              ===============     ==============
LIABILITIES
   Aggregate reserve for life policy and contracts                                               $18,238,799        $14,634,211
   Policy and contract claims                                                                          3,769              3,811
   Funds held under reinsurance treaties                                                           6,509,758         10,253,113
   Transfers to separate accounts due or accrued                                                      (1,255)              (749)
   Asset valuation reserve                                                                           203,714            153,170
   Interest maintenance reserve                                                                       74,251             88,258
   Net deferred tax liability                                                           7             21,176              1,476
   Reinsurance payable                                                                               706,070            868,943
   Other liabilities                                                                   15            224,576            358,470
   Separate account liabilities                                                        16          2,990,352          3,474,726
                                                                                              ---------------     --------------
               Total liabilities                                                                  28,971,210         29,835,429
                                                                                              ===============     ==============
CAPITAL AND SURPLUS
   Common stock, $2,500 par value per share, 2,000 shares authorized,
     1,000 shares issued and outstanding at 2018 and 2017                                              2,500              2,500
   Surplus note                                                                        11            365,000            365,000
   Paid in surplus                                                                                   900,553            900,553
   Unassigned surplus                                                                                434,529            327,831
                                                                                              ---------------     --------------
               Total capital and surplus                                                           1,702,582          1,595,884
                                                                                              ---------------     --------------
               Total liabilities, capital and surplus                                         $   30,673,792      $  31,431,313
                                                                                              ===============     ==============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                    Notes         2018             2017             2016
                                                                   ------     -------------    -------------    -------------
REVENUE
   Premiums and annuity considerations                                  8     $  4,741,687     $ (4,474,872)    $  5,416,246
   Net investment income                                                4          975,355        1,214,433          881,985
   Amortization of interest maintenance reserve                                     11,708           17,243           29,630
   Commissions and expense allowances on reinsurance ceded                         278,349          195,558           56,650
   Other income                                                        15         (175,440)          23,925           14,239
                                                                              -------------    -------------    -------------
               Total revenues                                                    5,831,659       (3,023,713)       6,398,750
BENEFITS AND EXPENSES
Benefits paid or provided for:
   Death benefits                                                                  167,984          211,523          323,022
   Annuity payments                                                                237,130          189,671          193,508
   Accident and health claims                                                        8,598            7,936            9,111
   Interest and other payments on policy funds                                      19,860           24,570            6,614
   Surrender benefits                                                            1,071,425          762,544          419,739
   Change in policy reserves, deposit funds and other
     contract liabilities                                                        3,509,531       (5,421,445)       4,792,713
                                                                              -------------    -------------    -------------
               Total benefits                                                    5,014,528       (4,225,201)       5,744,707
Net transfers to separate accounts                                     16               41               64              (77)
Commissions                                                                        334,815          271,089          304,415
General insurance expenses                                                         281,275          208,768          189,344
Taxes, licenses and fees                                                            13,058           10,728           11,624
Change in loading expenses                                                            (894)          (1,484)          (2,431)
Other expenses                                                         15          250,109          367,497           15,978
                                                                              -------------    -------------    -------------
               Total benefits and expenses                                       5,892,932       (3,368,539)       6,263,560
                                                                              -------------    -------------    -------------
Net gain from operations before federal income taxes
   and realized capital losses                                                     (61,273)         344,826          135,190
Federal and foreign income taxes                                        7          (47,816)          20,571           28,305
                                                                              -------------    -------------    -------------
Net gain from operations before realized capital gains                             (13,457)         324,255          106,885
                                                                              -------------    -------------    -------------
Net realized capital gains (losses), net of tax and
   transfers to interest maintenance reserve                            4          125,448           27,848          (23,005)
                                                                              -------------    -------------    -------------
               Net income                                                     $    111,991     $    352,103     $     83,880
                                                                              =============    =============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)


                                                                                                              Total
                                                                                                             Capital
                                                  Capital      Paid in        Surplus      Unassigned          and
                                                   Stock       Surplus         Notes         Surplus         Surplus
                                                 --------    ----------     ----------     -----------    -------------
Balance at December 31, 2015                     $ 2,500     $  825,553     $       --     $  366,070     $  1,194,123
   Net income                                         --             --             --         83,880           83,880
   Change in unrealized capital loss                  --             --             --         (3,726)          (3,726)
   Change in unrealized foreign
     exchange capital gain                            --             --             --             25               25
   Change in net deferred income tax                  --             --             --         13,848           13,848
   Change in non-admitted assets                      --             --             --            907              907
   Change in surplus in separate accounts             --             --             --            227              227
   Change in asset valuation reserve                  --             --             --         (7,115)          (7,115)
   Capital contribution                               --         75,000             --             --           75,000
   Dividend to stockholders                           --             --             --        (90,000)         (90,000)
   Surplus note                                       --             --        365,000             --          365,000
                                                 --------    ----------     ----------     -----------    -------------
Balance at December 31, 2016                     $ 2,500     $  900,553     $  365,000     $  364,116     $  1,632,169
   Net income                                         --             --             --        352,103          352,103
   Change in unrealized capital gain                  --             --             --         25,432           25,432
   Change in unrealized foreign
     exchange capital loss                            --             --             --            (14)             (14)
   Change in net deferred income tax                  --             --             --        (49,602)         (49,602)
   Change in non-admitted assets                      --             --             --         (1,567)          (1,567)
   Change in surplus in separate accounts             --             --             --             69               69
   Change in asset valuation reserve                  --             --             --        (73,831)         (73,831)
   Change in surplus as a result of reinsurance       --             --             --         15,124           15,124
   Dividend to stockholders                           --             --             --       (315,000)        (315,000)
   Change in surplus due to ceded
     unrealized (gains)                               --             --             --         (9,461)          (9,461)
   Prior year reserve correction                      --             --             --         20,462           20,462
                                                 --------    ----------     ----------     -----------    -------------
Balance as of December 31, 2017                    2,500        900,553        365,000        327,831        1,595,884
   NET INCOME                                         --             --             --        111,991          111,991
   CHANGE IN UNREALIZED CAPITAL GAIN                  --             --             --         71,095           71,095
   CHANGE IN UNREALIZED FOREIGN
     EXCHANGE CAPITAL LOSS                            --             --             --           (606)            (606)
   CHANGE IN NET DEFERRED INCOME TAX                  --             --             --           (963)            (963)
   CHANGE IN NON-ADMITTED ASSETS                      --             --             --           (775)            (775)
   CHANGE IN SURPLUS IN SEPARATE ACCOUNTS             --             --             --            (16)             (16)
   CHANGE IN ASSET VALUATION RESERVE                  --             --             --        (50,544)         (50,544)
   CHANGE IN SURPLUS AS A RESULT OF
     REINSURANCE                                      --             --             --         (1,635)          (1,635)
   CHANGE IN SURPLUS DUE TO
     CEDED UNREALIZED (GAINS)                         --             --             --        (21,849)         (21,849)
                                                 --------    ----------     ----------     -----------    -------------
BALANCE AS OF DECEMBER 31, 2018                  $ 2,500     $  900,553     $  365,000     $  434,529     $  1,702,582
                                                 ========    ==========     ==========     ===========    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)


                                                                            2018             2017             2016
                                                                       ---------------   -------------    --------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                  $   4,630,646    $  3,487,803     $   5,406,225
   Net investment income                                                      971,817         829,213           635,186
   Other income                                                                26,575          45,151            68,427
                                                                       ---------------   -------------    --------------
              Total receipts from operations                                5,629,038       4,362,167         6,109,838
   Benefit and loss related payments                                        1,371,064         317,157           906,079
   Net transfers to separate accounts                                             308             500             2,896
   Commissions and expenses paid                                              863,805         911,185           521,897
   Federal income taxes paid                                                   22,720          61,335            64,432
                                                                       ---------------   -------------    --------------
              Total payments from operations                                2,257,897       1,290,177         1,495,304
                                                                       ---------------   -------------    --------------
              Net cash from operations                                      3,371,141       3,071,990         4,614,534
CASH FROM INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                  5,366,694       7,548,957         5,238,604
     Stocks                                                                    21,521          19,000             4,000
     Other invested assets                                                    614,656         242,680           183,469
     Mortgage loans                                                           685,689         386,332           454,935
     Miscellaneous Proceeds                                                   207,203             581            93,081
                                                                       ---------------   -------------    --------------
              Total cash proceeds from investments                          6,895,763       8,197,550         5,974,089
   Cost of investments acquired
     Bonds                                                                  7,683,642      10,250,043        10,103,943
     Stocks                                                                    28,933         123,973            28,750
     Other invested assets                                                  1,062,956         479,492           301,841
     Mortgage loans                                                         2,650,761       1,606,373         1,259,617
     Miscellaneous Applications                                               200,514          95,468           110,074
                                                                       ---------------   -------------    --------------
              Total cost of investments acquired                           11,626,806      12,555,349        11,804,225
   Net increase in policy loans and premium notes                              (1,274)             16               460
                                                                       ---------------   -------------    --------------
              Net cash used for investments                                (4,729,769)     (4,357,815)       (5,830,596)
CASH FROM FINANCING AND OTHER SOURCES
     Surplus note                                                                  --              --           365,000
     Capital and paid in surplus                                                   --              --            43,137
     Net deposits on deposit-type contracts                                    95,057         417,273           550,184
     Dividends to stockholders                                                     --        (224,240)           (5,786)
     Net change in funds held for reinsurers                                1,424,175       1,489,639                --
     Net change in derivative collateral and repurchase agreements           (156,017)        121,657                --
     Other cash (applied) provided                                             52,816          92,116           (16,915)
                                                                       ---------------   -------------    --------------
              Net cash from financing and other sources                     1,416,031       1,896,445           935,620
                                                                       ---------------   -------------    --------------
   Net change in cash and short-term investments                               57,403         610,620          (280,442)
   Beginning of the year                                                      866,556         255,936           536,378
                                                                       ---------------   -------------    --------------
   End of the year                                                      $     923,959    $    866,556     $    255,936
                                                                       ===============   =============    ==============
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
     Non-cash exchange of bonds                                              (607,462)             --                --
     Bonds remitted to settle reinsurance obligations                       4,754,591              --                --
     Stocks remitted to settle reinsurance obligations                          2,057              --                --
     Mortgages remitted to settle reinsurance obligations                     345,769              --                --
     Other invested assets remitted to settle reinsurance obligations           2,847              --                --
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING AND OTHER ACTIVITIES
     Non-cash capital and paid in surplus                                          --              --            31,863
     Non-cash dividends to stockholders                                            --          90,760            84,214
     Non-cash settlement of funds held under reinsurance obligations        5,105,264              --                --


 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company (FLIC or the Company) is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company (Commonwealth Annuity). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited
(GAFG), a Bermuda company. GAFG is partially owned by the Goldman Sachs Group, Inc. (GS). Prior to December 29, 2017, the Company was owned by Commonwealth Annuity, a 95% owner, and Forethought Services LLC (FFSI), a 5% owner.

The Company sells preneed and final expense life insurance, variable and fixed annuities. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and prior to December 31, 2014, the Company sold Medicare Supplement Insurance.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

- Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

- Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

- The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

- The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

- Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

- Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

- Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




- Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

- Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

- Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

- Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

- Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

- Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

- Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

- Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

- Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

- Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




USE OF ESTIMATES
The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

INVESTMENTS
BONDS
The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 FAIR VALUE Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with PIMCO and Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities
(CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

COMMON STOCK
Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

MORTGAGE LOANS
Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




FINANCIAL INSTRUMENTS AND DERIVATIVES
In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these derivatives to be effective hedges in accordance with SSAP No. 86, DERIVATIVES (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

LOW INCOME HOUSING CREDITS
The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

OTHER INVESTED ASSETS
Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

INVESTMENT INCOME
Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

CAPITAL GAINS AND LOSSES
Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Dividends declared by or received from a subsidiary are recognized in investment income to the extent that these are not in excess of the affiliate's unassigned surplus. Dividends in excess of the affiliate's unassigned surplus are offset against the carrying amount of the investment.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS
Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

DEPOSIT ACCOUNTING
In accordance with SSAP No. 61R, LIFE, DEPOSIT-TYPE AND ACCIDENT AND HEALTH REINSURANCE (SSAP No. 61R) and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of carried through the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

MODIFIED COINSURANCE AND FUNDS WITHHELD RESERVE ADJUSTMENT
In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

INSURANCE RESERVES AND ANNUITY AND OTHER FUNDS
RESERVING PRACTICES
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

FEDERAL INCOME TAXES
Deferred federal income taxes are calculated as defined by SSAP No. 101, INCOME TAXES (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, ceding commissions, tax credit carryforwards, and net operating loss and capital loss carry forwards.

SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43).

TRANSFERS FROM SEPARATE ACCOUNTS DUE OR ACCRUED, AND ACCRUED EXPENSE
ALLOWANCE
The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit
(GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




RECENT ACCOUNTING STANDARDS
In March, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 68 -- BUSINESS COMBINATIONS AND GOODWILL (SSAP No. 68), which requires certain new disclosures related to goodwill. The revision to SSAP No. 68 has no impact on the Company's financial statements.

In May, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), clarifying accounting and reporting for companies whose SCA losses result in a zero, or negative, equity in an SCA. In those cases, the carry value of the investment shall be limited to zero and the company shall disclose the aggregate level of losses which represent its share in the investment. The Company has adopted this guidance and in the current period has no SCA losses to report.

In August, 2018, the NAIC Statutory Accounting Principles Working Group adopted revised guidelines for the Summary Investment Schedule, to better align the summary to underlying investments schedules presented in other parts of the financial statements. Adjustments have been made in the current year Summary Investment Schedule, and amounts on that schedule align more closely with amounts in the investments footnote, given the new definitions.

In November, 2018, as part of the Investment Classification Project, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 -- UNAFFILIATED COMMON STOCK (SSAP No. 30), expanding the definition of common stock to include closed end funds and unit investment trusts. At this time, the Company does not hold this type of investment.

In November, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 72 -- SURPLUS AND QUASI -- REORGANIZATIONS (SSAP No. 72), clarifying accounting for distributions, particularly the distinction between dividends and returns of capital. The Company does not expect to experience any changes based on the new guidance.

Effective for periods ending December 31, 2017, the Statutory Accounting Principles Working Group made amendments to SSAP No. 2R, CASH, CASH EQUIVALENTS, DRAFTS, AND SHORT-TERM INVESTMENTS, such that class one money market funds, which had previously been categorized as short-term investments, are prospectively categorized as cash equivalents. The Company has reflected such investments as cash equivalents in December 31, 2018 and 2017 balances.

In November, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100 -- FAIR VALUE, to allow net asset value (NAV) per share as a practical expedient to fair value either when specifically named in a SSAP or when specific conditions exist. This revision adopts, with modification, applicable GAAP guidance, allowing consistency in reporting for when FASB allows use of NAV. This guidance is effective commencing January 1, 2018. The Company adopted the revisions to SSAP No. 100 as of January 1, 2018. These revisions had no impact to the Company's financial statements.

In June, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 37 -- MORTGAGE LOANS, which requires the disclosure to include both participant and a co-lender in a mortgage loan. This guidance was effective on the adoption date. The Company has no investments which were impacted by this guidance.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26 -- BONDS, to remove SVO-identified instruments from the definition of a bond and provide separate guidance for these instruments. The Company shall report these at fair value, unless a systematic value approach is adopted. However, once a systematic approach is adopted the Company may not return to fair value. This guidance is effective commencing December 31, 2017. For the year ended December 31, 2017, the Company has elected to not use a systematic value measurement methodology. The Company elected to use a systematic value measurement methodology for such securities for the year ended December 31, 2018. This election had no impact on the Company's financial statements.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69 -- STATEMENT OF CASH FLOW, to clarify the classification of certain cash receipts and cash payments. The Company must elect a method for classifying distributions received from Equity Method Investees including Nature of Distribution Approach. Returns on investments are classified as cash flows from operating activities and return of investments are classified as cash flows from investing activities. This guidance was effective on the adoption date. There is no impact on the Company's financial information based upon the clarified guidance.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




In March, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 35R -- GUARANTY FUND AND OTHER ASSESSMENTS, which requires discounting of long-term care guaranty fund assessments and related assets. This guidance is effective for reporting periods after January 1, 2017. There is no material impact on the Company based upon the new guidance.

In June, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26 -- BONDS, to clarify accounting recognition of prepayment penalties or acceleration fees on callable bonds. Companies shall recognize net investment income for prepayment penalties representing the excess of consideration over the par value of the settled callable bonds. Additionally, companies shall recognize a realized gain or loss representing the difference between the par value and the carrying value of the bond. This guidance was effective commencing January 1, 2017, and the Company has implemented the clarified guidance and disclosed required information related to prepayment penalties in the 2017 financial statements.

Certain previously reported amounts have been reclassified to conform to the current year presentation.


3.   PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES
The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

                                                                                          DECEMBER 31,
                                                                      -----------------------------------------------------
                                                                          2018                2017                2016
                                                                      -------------       -------------       -------------
Net income, Indiana basis                                             $    111,991        $    352,103        $     83,880

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (39,533)            (17,343)               (409)
                                                                      -------------       -------------       -------------
            Net income, NAIC statutory accounting practices           $     72,458        $    334,760        $     83,471
                                                                      =============       =============       =============

Statutory surplus, Indiana basis                                      $  1,702,582        $  1,595,884        $  1,632,169

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (31,758)            (28,256)            (10,913)
                                                                      -------------       -------------       -------------
            Statutory surplus, NAIC statutory
              accounting practices                                    $  1,670,824        $  1,567,628        $  1,621,256
                                                                      =============       =============       =============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





4.    INVESTMENTS

BONDS
BOOK ADJUSTED/CARRYING VALUES AND FAIR VALUES
The book adjusted/carrying value and fair value of investment in bonds and short term investments are as follows:

                                                                        DECEMBER 31, 2018
                                                    -------------------------------------------------------
                                                        BOOK/
                                                      ADJUSTED         GROSS         GROSS
                                                      CARRYING      UNREALIZED    UNREALIZED
                                                        VALUE          GAINS        LOSSES      FAIR VALUE
                                                    ------------   -----------   ------------  ------------
BONDS AND SHORT TERM INVESTMENTS
  U.S. GOVERNMENT SECURITY OBLIGATIONS              $     10,988    $     568     $     (368)  $     11,188
  ALL OTHER GOVERNMENTS                                   69,640           53         (6,513)        63,180
  STATES AND POLITICAL SUBDIVISIONS                       30,267          563           (489)        30,341
  SPECIAL REVENUE AND SPECIAL
    ASSESSMENT OBLIGATIONS                               870,353       26,867         (5,700)       891,520
  HYBRID                                                  27,871          799           (403)        28,267
  INDUSTRIAL AND MISCELLANEOUS                        18,650,920      410,083       (379,743)    18,681,260
  U.S. STATES, TERRITORIES AND POSSESSIONS                46,697          704           (468)        46,933
  ETF BONDS                                               23,635           --             --         23,635
                                                    ------------   -----------   ------------  ------------
TOTAL BONDS                                           19,730,371      439,637       (393,684)    19,776,324
  SHORT-TERM INVESTMENTS                                 777,137           --             (2)       777,135
                                                    ------------   -----------   ------------  ------------
TOTAL BONDS AND SHORT TERM INVESTMENTS              $ 20,507,508    $ 439,637     $ (393,686)  $ 20,553,459
                                                    ============   ===========   ============  ============

                                                                                 December 31, 2017
                                                          -------------------------------------------------------------
                                                              Book/
                                                            Adjusted           Gross           Gross
                                                            Carrying        Unrealized      Unrealized
                                                              Value            Gains          Losses        Fair Value
                                                          ------------     -----------     -----------     ------------
Bonds and Short Term Investments
   U.S. government security obligations                   $     12,165      $     485       $    (292)     $     12,358
   All other governments                                        72,381          4,314              (5)           76,690
   States and political subdivisions                            98,819          4,421            (586)          102,653
   Special revenue and special
     assessment obligations                                  1,035,121         62,364          (2,510)        1,094,975
   Industrial and miscellaneous                             20,570,305        843,536         (74,068)       21,339,774
   ETF Bonds                                                    50,144             76              --            50,220
                                                          ------------     -----------     -----------     ------------
Total bonds                                                 21,838,934        915,196         (77,461)       22,676,670
   Short-term investments                                      553,054          1,276              --           554,330
                                                          ------------     -----------     -----------     ------------
Total bonds and short term investments                    $ 22,391,989      $ 916,472       $ (77,461)     $ 23,231,000
                                                          ============     ===========     ===========     ============

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2018 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                             BOOK/
                                                                                           ADJUSTED
                                                                                           CARRYING
                                                                                             VALUE        FAIR VALUE
                                                                                        -------------    ------------
Due in one year or less                                                                 $      78,949    $     78,947
Due after one year through five years                                                       2,174,876       2,153,801
Due after five years through ten years                                                      1,559,684       1,520,782
Due after ten years                                                                         2,760,469       2,676,648
Mortgage backed and asset backed securities                                                13,933,530      14,123,281
                                                                                        -------------    ------------
              Total                                                                     $  20,507,508    $ 20,553,459
                                                                                        =============    ============

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

                                                                 DECEMBER 31, 2018
                                  ------------------------------------------------------------------------------
                                    LESS THAN OR EQUAL TO         GREATER THAN
                                        TWELVE MONTHS             TWELVE MONTHS                  TOTAL
                                  -------------------------  ------------------------  -------------------------
                                                   GROSS                     GROSS                      GROSS
                                                UNREALIZED                UNREALIZED                 UNREALIZED
                                   FAIR VALUE     LOSSES     FAIR VALUE     LOSSES      FAIR VALUE     LOSSES
                                  -----------  ------------  -----------  -----------  ------------  -----------
BONDS:
  UNITED STATES GOVERNMENT        $     7,059   $     (316)  $     1,446   $     (52)  $      8,505  $     (368)
  ALL OTHER GOVERNMENTS                60,121       (6,513)           --          --         60,121      (6,513)
  STATES AND POLITICAL
    SUBDIVISIONS                          117           (1)        9,312        (488)         9,429        (489)
  SPECIAL REVENUE AND SPECIAL
    ASSESSMENT OBLIGATIONS            146,339       (2,708)       92,565      (2,992)       238,904      (5,700)
  U.S. STATES, TERRITORIES AND
    POSSESSIONS                         3,008          (38)       19,809        (430)        22,817        (468)
  INDUSTRIAL AND MISCELLANEOUS      9,188,070     (291,428)    2,115,378     (88,720)    11,303,448    (380,148)
                                  -----------  ------------  -----------  -----------  ------------  -----------
      TOTAL BONDS                 $ 9,404,714   $ (301,004)  $ 2,238,510   $ (92,682)  $ 11,643,224  $ (393,686)
                                  ===========  ============  ===========  ===========  ============  ===========

                                                                       December 31, 2017
                                      ----------------------------------------------------------------------------------
                                         Less than or equal to           Greater than
                                             Twelve Months               Twelve Months                   Total
                                      --------------------------   -------------------------   -------------------------
                                                        Gross                       Gross                        Gross
                                                     Unrealized                  Unrealized                   Unrealized
                                       Fair Value      Losses      Fair Value      Losses      Fair Value       Losses
                                       -----------   -----------   -----------   -----------   -----------   -----------
Bonds:
   United States government            $     4,907    $     (92)   $     4,814    $    (200)   $     9,721    $    (292)
   All other governments                     2,220           (5)                                     2,220           (5)
   States and political subdivisions         1,929          (22)        11,436         (564)        13,365         (586)
   Special revenue and special
     assessment obligations                127,202       (1,865)        29,251         (645)       156,453       (2,510)
   Industrial and miscellaneous          4,122,603      (30,315)     1,508,739      (43,752)     5,631,341      (74,068)
                                       -----------   -----------   -----------   -----------   -----------   -----------
      Total bonds                      $ 4,258,861    $ (32,300)   $ 1,554,240    $ (45,161)   $ 5,813,100    $ (77,461)
                                       ===========   ===========   ===========   ===========   ===========   ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered. The Company recognized $2,882 of impairments in 2018 and $12,999 impairments in 2017.

As of December 31, 2018 and 2017, the number of securities in an unrealized loss position for over 12 months consisted of 280 and 388, respectively.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

The Company did not hold any 5(*) securities as of December 31, 2018 and December 31, 2017, respectively.

SUBPRIME MORTGAGE RELATED RISK EXPOSURE
While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

                                                                     DECEMBER 31, 2018
                                                  -------------------------------------------------------
                                                                    BOOK /                    OTHER THAN
                                                                   ADJUSTED                    TEMPORARY
                                                                CARRYING VALUE                IMPAIRMENT
                                                                  (EXCLUDING                    LOSSES
                                                   ACTUAL COST     INTEREST)     FAIR VALUE   RECOGNIZED
                                                  ------------  ---------------  ----------  ------------
LOAN BACKED AND STRUCTURED SECURITIES              $ 285,128       $ 286,655      $ 339,198       $--
                                                  ------------  ---------------  ----------  ------------
TOTAL                                              $ 285,128       $ 286,655      $ 339,198       $--
                                                  ============  ===============  ==========  ============

                                                                             December 31, 2017
                                                        -----------------------------------------------------------
                                                                           Book /                       Other Than
                                                                          Adjusted                       Temporary
                                                                       Carrying Value                   Impairment
                                                                         (excluding                       Losses
                                                        Actual Cost       interest)      Fair Value     Recognized
                                                        -----------    ---------------   ----------    ------------
Loan backed and structured securities                    $514,698         $ 526,326       $ 602,484         $--
                                                        -----------    ---------------   ----------    ------------
Total                                                    $514,698         $ 526,326       $ 602,484         $--
                                                        ===========    ===============   ==========    ============

MORTGAGE LOANS
MATURITIES
The maturity distribution for mortgages is as follows:

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                        2018        PERCENTAGE
                                                     ----------    -----------
                                2019                 $  184,939        3.49%
                                2020                    545,594       10.31%
                                2021                    431,675        8.16%
                                2022                    342,053        6.46%
                                2023 and thereafter   3,787,399       71.57%
                                                     ----------    -----------
                                Total                $5,291,660      100.00%
                                                     ==========    ===========

REGIONS AND TYPE
The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2018, the Company recognized no impairments on mortgage loans. During 2017, the Company recognized total impairments of $6,071 on mortgage loans, $4,060 of which recorded as a reduction to the carrying value of loans, and $2,011 was established as a loan loss allowance. During 2016, no impairments were recorded but the Company had established a loan allowance for mortgage loans as of December 31, 2017 and 2016 in the amount of $0 and $4,348, respectively.

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 18.91% of our total exposure in any state at December 31, 2018.

The following table present the Company's CMLs by geographic region and property type:

                                                                  YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------
                                                      2018       PERCENTAGE       2017       PERCENTAGE
                                                   ----------    -----------   ----------    ----------
Atlantic                                           $1,554,214       29.37%     $1,073,149       29.32%
Mountain                                              242,876        4.59%        221,710        6.06%
New England                                           266,724        5.04%        215,214        5.88%
North Central                                         515,354        9.74%        521,511       14.25%
Pacific                                             1,286,831       24.32%        862,823       23.58%
South Central                                       1,011,020       19.11%        765,332       20.91%
Various                                               414,640        7.84%             --          --%
                                                   ----------    -----------   ----------    ----------
         Total                                     $5,291,660      100.00%     $3,659,739      100.00%
                                                   ==========    ===========   ==========    ==========


The mortgage loans by type are as follows:

                                                                   YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------
                                                       2018       PERCENTAGE       2017       PERCENTAGE
                                                   -----------    -----------   ----------    -----------
Retail                                              $  352,135        6.65%     $  311,383        8.51%
Office                                               1,274,541       24.09%        647,478       17.69%
Industrial                                             450,021        8.50%        328,234        8.97%
Residential                                          2,260,205       42.71%      1,109,818       30.33%
Other                                                  954,756       18.04%      1,262,826       34.50%
                                                   -----------    -----------   ----------    -----------
         Total                                      $5,291,660      100.00%     $3,659,739      100.00%
                                                   ===========    ===========   ==========    ===========


In 2018 the minimum and maximum rates of interest received for commercial and residential loans were 9.38% and 4.01%. The maximum percentage of any one loan to the value of the security at the time of the loan was 84.90%. In 2017, the minimum and maximum rates of interest received for commercial loans were 3.00% and 5.35%. In 2016, the minimum and maximum rates of interested received for commercial loans were 1.00% and 12.75%.

DERIVATIVES AND HEDGING ACTIVITIES
The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and general business risk by entering into equity index futures and total return swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from GBP denominated assets. The Company limits the adverse market and general business risk by entering into equity index futures, swaptions and total return swaps. The total carrying values of derivative assets were $50,026 and $213,021 as of December 31, 2018 and 2017, respectively.

The Company's derivatives meet the criteria for effective hedges in accordance with SSAP No.86. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recoded consistent with the GBP bonds hedged. The total net investment income (loss) recognized from derivative instruments were ($144,530), $141,246, and $20,892 as of December 31, 2018, 2017, and in 2016 of which, equity index options generated ($144,530) net investment income (loss) in 2018, $141,246 in 2017, and $20,892 in 2016.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $26,746 and $188,119 as of December 31, 2018 and 2017. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collaterals of $24,883 and $190,198 from counterparties as of December 31, 2018 and 2017. In the event of the nonperformance by the counterparties, the Company has the right to the collaterals pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged were as follows:

                                                                            AS OF DECEMBER 31, 2018
                                                                    ---------------------------------------
                                                                    DERIVATIVE    DERIVATIVE      NOTIONAL
RISK HEDGED                                                           ASSETS      LIABILITIES      AMOUNTS
------------------------------------------                          -----------   -----------   -----------
EQUITY/INDEX                                                         $ 47,340      $  2,455     $ 6,103,994
INFLATION                                                                  --        23,283         168,040
CURRENCY                                                                2,356            --          29,361
INTEREST RATES                                                            330            --       1,374,000
ADVERSE MARKET                                                             --            --              --
                                                                    -----------   -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                           $ 50,026      $ 25,738     $ 7,675,395
                                                                    ===========   ===========   ===========


OFFSET PER SSAP NO. 64                                                     --            --
                                                                    -----------   -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                             $ 50,026      $ 25,738
                                                                    ===========   ===========


                                                                                       As of December 31, 2017
                                                                              ----------------------------------------
                                                                              Derivative     Derivative      Notional
Risk Hedged                                                                     Assets       Liabilities      Amounts
------------------------------------------                                    -----------    -----------   -----------
Equity/Index                                                                  $  211,411      $     --     $ 5,509,051
Inflation                                                                             --        22,919         180,540
Currency                                                                           1,237            --           9,379
Interest Rates                                                                       518            --         215,000
Adverse Market                                                                        --           144             412
                                                                              -----------    -----------   -----------
Gross fair value of derivative instruments                                    $  213,166      $ 23,064     $ 5,914,382
                                                                              ===========    ===========   ===========


Offset per SSAP No. 64                                                               144          (144)
                                                                              -----------    -----------
Net fair value of derivative instruments                                      $  213,021      $ 22,919
                                                                              ===========    ===========


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





The fair value of the derivative assets and liabilities by instruments were as follows:

                                                                            AS OF DECEMBER 31, 2018
                                                                    ---------------------------------------
                                                                    DERIVATIVE    DERIVATIVE      NOTIONAL
DERIVATIVE INSTRUMENTS                                                ASSETS      LIABILITIES      AMOUNTS
------------------------------------------                          -----------   -----------   -----------
CPI SWAPS                                                            $     --      $ 23,283     $   168,040
CURRENCY SWAPS                                                          2,356            --          29,361
OTC OPTIONS                                                            47,340            --       5,910,718
SWAPTIONS                                                                  --            --              --
TOTAL RETURN SWAPS                                                        330            --       1,374,000
FUTURES                                                                               2,455         193,276
                                                                    -----------   -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                           $ 50,026      $ 25,738     $ 7,675,395
                                                                    ===========   ===========   ===========


OFFSET PER SSAP NO. 64                                                     --            --
                                                                    -----------   -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                             $ 50,026      $ 25,738
                                                                    ===========   ===========


                                                                                       As of December 31, 2017
                                                                              ----------------------------------------
                                                                              Derivative     Derivative      Notional
Derivative Instruments                                                          Assets       Liabilities      Amounts
------------------------------------------                                    ----------     -----------   -----------
CPI Swaps                                                                     $       --      $ 22,919     $   180,540
Currency Swaps                                                                     1,237            --           9,379
OTC Options                                                                      209,428            --       5,434,193
Swaptions                                                                            518            --         215,000
Total Return Swaps                                                                    --           144             412
Futures                                                                            1,983            --          74,858
                                                                              ----------     -----------   -----------
Gross fair value of derivative instruments                                    $  213,166      $ 23,064     $ 5,914,382
                                                                              ==========     ===========   ===========


Offset per SSAP No. 64                                                               144          (144)
                                                                              ----------     -----------
Net fair value of derivative instruments                                      $  213,021      $ 22,919
                                                                              ==========     ===========


The Company's off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

As of December 31, 2018 and 2017, the Company had collateral cash on deposit at BNY with a fair value of $0, and $8,363 respectively.

OTHER INVESTMENTS
OTHER INVESTED ASSETS
Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                      -------------------------
                                                                                        2018             2017
                                                                                      ---------        --------
Term notes and loans                                                                  $ 387,660        $ 93,399
LLCs and partnerships                                                                   329,200          82,128
Other                                                                                    20,230          60,242
Low income housing tax credits                                                            9,398          11,754
                                                                                      ---------        --------
          Total                                                                       $ 746,488        $247,523
                                                                                      =========        ========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments held at December 31, were as follows:

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                       2018            2017
                                                                                    ---------        --------
Cash and cash Equivalents                                                           $ 146,822        $313,502
Short-term Investments                                                                777,137         553,054
                                                                                    ---------        --------
          Total                                                                     $ 923,959        $866,556
                                                                                    =========        ========

RESTRICTED ASSETS
Restricted assets at December 31, were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                         ---------------------------
                                                                                             2018           2017
                                                                                         ------------    -----------
FHLB capital stock                                                                       $     64,440    $    59,175
Pledged collateral to FHLB                                                                  2,357,460      1,863,834
Pledged collateral, other                                                                      43,386         60,868
On deposit with states                                                                          6,205          6,181
                                                                                         ------------    -----------
          Total                                                                          $  2,471,491    $ 1,990,058
                                                                                         ============    ===========

PROCEEDS, NET INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES
Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) and related capital gains and losses were as follows:

                                                                                  YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------
                                                                            2018            2017           2016
                                                                        --------------   ------------   ------------
Proceeds                                                                $  28,753,647    $ 5,697,627    $ 5,326,818
Gross realized gains                                                          361,560        203,192        106,578
Gross realized losses                                                        (154,622)       (68,627)      (100,014)
                                                                        --------------   ------------   ------------
          Total realized gains                                          $     206,938    $   134,565    $     6,564
                                                                        ==============   ============   ============

Major categories of net investment income are summarized below:

                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                               2018          2017          2016
                                                                           -------------  ------------  ----------
Mortgage loans                                                             $    233,986   $   141,904   $  96,240
Interest on bonds and term notes and loans                                      929,326       956,457     757,205
Short-term investments                                                           10,965         7,987       1,292
Derivative instruments                                                         (144,530)      141,246      20,892
Other income                                                                      8,608         9,292      17,110
                                                                           -------------  ------------  ----------
Gross investment income                                                       1,038,355     1,256,887     892,739
Less: investment expenses                                                       (63,000)      (42,454)    (10,754)
                                                                           -------------  ------------  ----------
Net investment income before IMR amortization                                   975,355     1,214,433     881,985
IMR amortization                                                                 11,708        17,243      29,630
                                                                           -------------  ------------  ----------
          Net investment income including IMR amortization                 $    987,063   $ 1,231,676   $ 911,615
                                                                           =============  ============  ==========

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2018, 2017 and 2016.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2018, 2017 and 2016.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                         ----------------------------------------
                                                                                             2018          2017          2016
                                                                                         ------------   -----------   -----------
Realized gains (losses)
Bonds                                                                                    $   206,938    $  134,565    $    6,564
Other invested assets                                                                         (2,270)       (2,619)        2,273
                                                                                         ------------   -----------   -----------
Total realized gains on investments                                                          204,668       131,946         8,837
Less amount transferred to IMR (net of related taxes of of $3,481
   in 2018 and $20,751 in 2017 and $6,961 in 2016)                                            13,096        38,537        16,173
                                                                                         ------------   -----------   -----------
Total realized gains (losses) on investments                                                 191,572        93,409        (7,336)
Federal income tax expense                                                                    66,124        65,560        15,669
                                                                                         ------------   -----------   -----------
           Net realized gains (losses), less amount transferred to IMR                   $   125,448    $   27,848    $  (23,005)
                                                                                         ============   ===========   ===========

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized no impairments during year end December 31, 2018, a total of $6,071 impairments on mortgage loans during year end December 31, 2017, and no impairments during year end December 31, 2016. As of December 31, 2018, 2017 and 2016, the Company had no loan-backed securities where the present value of cash flows expected to be less than amortized cost. There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2018, 2017 and 2016, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan- backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2018 and 2017:

                                                             DECEMBER 31, 2018
                               ---------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
                               ------------------------  -----------------------   -----------------------
                                            UNREALIZED                UNREALIZED                UNREALIZED
                                FAIR VALUE    LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                               -----------  -----------  -----------  ----------   ----------   ----------
Loan-Backed and Structured
  Securities                   $4,937,784   $(140,379)   $1,693,825    $(57,264)   $6,631,608   $(197,642)
                               ===========  ===========  ===========  ==========   ==========   ==========

                                                                          December 31, 2017
                                         ----------------------------------------------------------------------------------
                                             Less than 12 Months          12 Months or More                 Total
                                         --------------------------   ------------------------   --------------------------
                                                         Unrealized                 Unrealized                   Unrealized
                                          Fair Value       Losses     Fair Value      Losses      Fair Value       Losses
                                         ------------    ----------   ----------    ----------   ------------   -----------
Loan-Backed and Structured
   Securities                             $3,037,950      $(22,484)    $887,198      $(26,193)    $3,925,148      $(48,677)
                                         ============    ==========   ==========    ==========   ============   ===========

The company receives certain amounts of prepayment and acceleration fees as shown below:

                                                                     GENERAL ACCOUNT     SEPARATE ACCOUNT
                                                                    ----------------    ------------------
1.    Number of CUSIPS                                                     58                   --
2.    Aggregate Amount of Investment Income                               1,562                 --

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

        Basis of Fair Value Measurement

                Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

                Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

                Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

SUMMARY OF FAIR VALUE METHODOLOGIES
The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

BONDS, PREFERRED STOCK AND COMMON STOCK -- Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

CASH AND SHORT-TERM INVESTMENTS -- For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

MORTGAGE LOANS -- The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

DERIVATIVES -- The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

POLICY AND CONTRACT LIABILITIES -- Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

INVESTMENT IN LLC AND OTHER INVESTED ASSETS -- The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




FINANCIAL INSTRUMENTS HELD AT FAIR VALUE
As of December 31, 2018 and 2017, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

                                                                                         DECEMBER 31, 2018
                                                                        --------------------------------------------------
                                                                         LEVEL 1      LEVEL 2       LEVEL 3        TOTAL
                                                                        --------    ----------     ---------    ----------
FINANCIAL ASSETS
Common stock                                                            $    --     $   64,440     $  87,349    $  151,789
Options                                                                      --         47,340            --        47,340
Swaps                                                                        --          2,686            --         2,686
Futures                                                                      --             --            --            --
                                                                        --------    ----------     ---------    ----------
          Total assets at fair value                                    $    --     $  114,466     $  87,349    $  201,815
                                                                        ========    ==========     =========    ==========

FINANCIAL LIABILITIES
Derivative liabilities                                                    2,455         23,283            --        25,738
                                                                        --------    ----------     ---------    ----------
          Total liabilities at fair value                               $ 2,455     $   23,283     $      --    $   25,738
                                                                        ========    ==========     =========    ==========


                                                                                           December 31, 2017
                                                                           -----------------------------------------------
                                                                            Level 1     Level 2      Level 3       Total
                                                                           --------    ---------    ---------    ---------
FINANCIAL ASSETS
Common stock                                                               $    --     $  59,175    $  87,200    $ 146,375
Options                                                                         --       209,427           --      209,427
Swaps                                                                           --         1,611           --        1,611
Futures                                                                      1,983            --           --        1,983
                                                                           --------    ---------    ---------    ---------
          Total assets at fair value                                       $ 1,983     $ 270,213    $  87,200    $ 359,396
                                                                           ========    =========    =========    =========

FINANCIAL LIABILITIES
Derivative liabilities                                                          --        22,919           --       22,919
                                                                           --------    ---------    ---------    ---------
          Total liabilities at fair value                                  $    --     $  22,919    $      --    $  22,919
                                                                           ========    =========    =========    =========


TRANSFERS INTO OR OUT OF LEVEL 3
Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $87,349 and $87,200 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2018 and 2017.

                                                     TOTAL     TOTAL
                                                     GAINS     GAINS
                                                      AND       AND
                 BEGINNING                         (LOSSES)  (LOSSES)                                                      ENDING
                  BALANCE   TRANSFERS   TRANSFERS  INCLUDED  INCLUDED                                                      BALANCE
                    AT        INTO       OUT OF     IN NET      IN                                                           AT
                01/01/2018   LEVEL 3     LEVEL 3    INCOME    SURPLUS    PURCHASES  ISSUANCES    SALES     SETTLEMENTS   12/31/2018
               -----------  ---------  ----------  --------  ---------  ----------  ---------  ---------  ------------  -----------
ASSETS
COMMON
   STOCK         $87,200      $ --        $--        $--        $--      $ 21,620     $ --     $(21,471)      $--         $ 87,349
               -----------  ---------  ----------  --------  ---------  ----------  ---------  ---------  ------------  -----------
TOTAL ASSETS     $87,200      $ --        $--        $--        $--      $ 21,620     $ --     $(21,471)      $--         $ 87,349
               ===========  =========  ==========  ========  =========  ==========  =========  =========  ============  ===========


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                      Total     Total
                                                      gains     gains
                                                       and       and
                  Beginning                         (losses)  (losses)                                                      Ending
                   Balance    Transfers  Transfers  included  included                                                      Balance
                     at         into      out of     in Net      in                                                           at
                 01/01/2017    Level 3    Level 3    Income    Surplus   Purchases   Issuances    Sales     Settlements   12/31/2017
                ------------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
Assets
Common Stock        $ --        $ --       $ --       $--       $ --     $106,200      $--      $(19,000)      $ --        $87,200
                ------------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
Total Assets        $ --        $ --       $ --       $--       $ --     $106,200      $--      $(19,000)      $ --        $87,200
                ============  =========  =========  ========  ========  ==========  ==========  =========  ============  ===========


FAIR VALUE OF ALL FINANCIAL INSTRUMENTS
The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

                                                                                                                       NOT
                                                                                                                   PRACTICABLE
                                    AGGREGATE        ADMITTED                                                       (CARRYING
DECEMBER 31, 2018                  FAIR VALUE         ASSETS         LEVEL 1         LEVEL 2         LEVEL 3         VALUE)
---------------------------      --------------   --------------   -----------   --------------   ------------   -------------
Financial Assets
Bonds                            $   19,776,323   $   19,730,371   $    32,891   $   15,652,429   $  4,091,004         --
Common stock                            151,789          151,789            --           64,440         87,349         --
Preferred stock                           9,523            9,448            --            7,523          2,000         --
Other invested assets
   (excluding derivatives)              744,032          746,488        13,097           72,218        658,718         --
Short-term investments                  777,135          777,137         1,981            1,331        773,822         --
Cash and cash equivalents               146,822          146,822       146,822               --             --         --
Derivative assets                        50,026           50,026            --           50,026             --         --
Mortgage loans                        5,278,844        5,291,660            --        2,925,003      2,353,841         --

Financial Liabilities                        --               --            --               --             --         --
Derivative liabilities                   25,738            2,455         2,455           23,283             --         --

                                                                                                                           Not
                                                                                                                       Practicable
                                           Aggregate        Admitted                                                    (carrying
December 31, 2017                         Fair Value         Assets        Level 1         Level 2        Level 3        value)
---------------------------            --------------  ---------------  -----------  ---------------  -------------  ------------
Financial Assets
Bonds                                   $   22,676,670  $    21,838,934  $    60,622  $    20,405,153  $   2,210,895       --
Common stock                                   146,375          146,375           --           59,175         87,200       --
Preferred stock                                  9,951            9,419           --            9,951             --       --
Other invested assets
   (excluding derivatives)                     246,942          247,523       51,177           60,183        135,582       --
Short-term investments                         554,330          553,054        1,500               --        552,830       --
Cash and cash equivalents                      313,502          313,502      313,502               --             --       --
Derivative assets                              213,021          213,021        1,983          211,038             --       --
Mortgage loans                               3,716,304        3,659,739           --        3,318,167        398,137       --

Financial Liabilities
Derivative liabilities                          22,919               --           --           22,919             --       --


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





FINANCIAL INSTRUMENTS HELD AT CARRYING VALUE
The following is the estimated fair values of financial instruments held at carrying values:

                                                                                 DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                                    2018                              2017
                                                      -------------------------------     -----------------------------
                                                         CARRYING            FAIR           CARRYING           FAIR
                                                           VALUE             VALUE            VALUE            VALUE
                                                      --------------    -------------     ------------    -------------

FINANCIAL ASSETS
Bonds                                                  $  19,730,371    $  19,776,323     $ 21,838,934    $  22,676,670
Common stock-unaffiliated                                    151,789          151,789          146,375          146,375
Preferred stocks                                               9,448            9,523            9,419            9,951
Mortgage loans                                             5,291,660        5,278,844        3,659,739        3,716,304
Cash, cash equivalents and
short-term investments                                       923,959          923,959          866,556          867,832
Other invested assets, excluding derivatives                 746,488          745,771          247,523          246,942
                                                      --------------    -------------     ------------    -------------
          Total                                        $  26,853,715    $  26,886,209     $ 26,768,546    $  27,664,074
                                                      ==============    =============     ============    =============


6.    FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $1,343,768 and $1,316,053 as of December 31, 2018 and 2017, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, DEBT AND HOLDING COMPANY OBLIGATIONS (SSAP No.
15), as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                            DECEMBER 31,        DECEMBER 31,
                                                                                                2018                2017
                                                                                          ----------------    ----------------
FHLB stock purchased/owned as part of the agreement:
   Membership stock -- class B                                                              $     35,000        $     26,495
   Activity stock                                                                                 25,390              32,680
   Excess stock                                                                                    4,050                  --
                                                                                          ----------------    ----------------
   Aggregate total                                                                                64,440              59,175
Collateral pledged to the FHLB:
   As of the reporting date and maximum during the reporting period                            2,357,460           1,863,834
Funding capacity currently available                                                           1,500,000           1,500,000
Total reserves related to the funding agreement                                                1,343,768           1,316,053
Agreement assets and liabilities
   General account assets                                                                         64,440              59,175
   General account liabilities                                                                 1,343,768           1,316,053

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from an FHLB at any time during 2018 and 2017, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,500,000 and $1,500,000, respectively.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





7.    FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2018 and 2017 and the change is comprised of the following components:

                                                                                     DECEMBER 31, 2018
                                                                            ----------------------------------
                                                                             ORDINARY     CAPITAL     TOTAL
                                                                            ---------   ----------  ----------
GROSS DEFERRED TAX ASSETS                                                   $ 155,020   $   4,106   $ 159,125
STATUTORY VALUATION ALLOWANCE ADJUSTMENTS                                          --          --          --
                                                                            ---------   ----------  ----------
ADJUSTED GROSS DEFERRED TAX ASSETS                                            155,020       4,106     159,125
DEFERRED TAX ASSETS NONADMITTED                                                    --          --          --
                                                                            ---------   ----------  ----------
SUBTOTAL NET ADMITTED DEFERRED TAX ASSET                                      155,020       4,106     159,125
GROSS DEFERRED TAX LIABILITIES                                                131,098      49,204     180,301
                                                                            ---------   ----------  ----------
   NET ADMITTED DEFERRED TAX ASSET / (LIABILITY)                            $  23,922   $ (45,098)  $ (21,176)
                                                                            =========   ==========  ==========

                                                                                                December 31, 2017
                                                                                      --------------------------------------
                                                                                       Ordinary      Capital        Total
                                                                                      ----------    ---------    -----------
Gross deferred tax assets                                                             $  125,582    $  5,133     $  130,715
Statutory valuation allowance adjustments                                                     --          --             --
Adjusted gross deferred tax assets                                                       125,582       5,133        130,715
                                                                                      ----------    ---------    -----------
Deferred tax assets nonadmitted                                                               --          --             --
Subtotal net admitted deferred tax asset                                                 125,582       5,133        130,715
Gross deferred tax liabilities                                                           120,525      11,666        132,191
                                                                                      ----------    ---------    -----------
   Net admitted deferred tax asset / (liability)                                      $    5,057    $ (6,533)    $   (1,476)
                                                                                      ==========    =========    ===========

                                                                                                    CHANGE
                                                                                    --------------------------------------
                                                                                     ORDINARY       CAPITAL       TOTAL
                                                                                    -----------    ----------   ----------
Gross deferred tax assets                                                            $  29,438     $  (1,027)   $  28,410
Statutory valuation allowance adjustments                                                   --            --           --
Adjusted gross deferred tax assets                                                      29,438        (1,027)      28,410
Deferred tax assets nonadmitted                                                             --            --           --
Subtotal net admitted deferred tax asset                                                29,438        (1,027)      28,410
Gross deferred tax liabilities                                                          10,573        37,538       48,110
                                                                                    -----------    ----------   ----------
   Net admitted deferred tax asset / (liability)                                     $  18,865     $ (38,565)   $ (19,700)
                                                                                    ===========    ==========   ==========

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

                                                                                    DECEMBER 31, 2018
                                                                            ---------------------------------
                                                                            ORDINARY     CAPITAL      TOTAL
                                                                            ---------   --------   ----------
FEDERAL INCOME TAXES PAID IN PRIOR YEARS RECOVERABLE THROUGH LOSS
   CARRYBACKS                                                               $      --    $   --    $      --
ADJUSTED GROSS DEFERRED TAX ASSETS EXPECTED TO BE REALIZED (EXCLUDING
   THRESHOLD LIMITATION)                                                       59,889     4,106       63,995
ADJUSTED GROSS DEFERRED TAX ASSETS ALLOWED PER LIMITATION                          --        --      253,296
ADJUSTED GROSS DEFERRED TAX ASSETS (EXCLUDING THE AMOUNT OF DEFERRED
   TAX ASSETS FROM ABOVE) OFFSET BY GROSS DEFERRED TAX LIABILITIES             95,130        --       95,130
                                                                            ---------   --------   ----------
DEFERRED TAX ASSETS ADMITTED AS THE RESULT OF APPLICATION OF
   SSAP NO. 101                                                             $ 155,020    $4,106    $ 159,125
                                                                            =========   ========   ==========

                                                                                              December 31, 2017
                                                                                    -------------------------------------
                                                                                     Ordinary      Capital        Total
                                                                                    ----------     -------     ----------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                       $       --     $    --     $       --
Adjusted gross deferred tax assets expected to be realized (Excluding
   threshold limitation)                                                                52,905       5,133         58,038
Adjusted gross deferred tax assets allowed per limitation                                   --          --        239,604
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                      72,677          --         72,677
                                                                                    ----------     -------     ----------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                     $  125,582     $ 5,133     $  130,715
                                                                                    ==========     =======     ==========

                                                                                                   CHANGE
                                                                                    -------------------------------------
                                                                                     ORDINARY       CAPITAL        TOTAL
                                                                                    ----------     ---------    ---------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                        $     --      $     --     $      --
Adjusted gross deferred tax assets expected to be realized (Excluding
   threshold limitation)                                                                6,984        (1,027)        5,957
Adjusted gross deferred tax assets allowed per limitation                                  --            --        13,692
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                     22,454            --        22,454
                                                                                    ----------     ---------    ---------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                      $ 27,182      $ (1,027)    $  26,155
                                                                                    ==========     =========    =========

OTHER ADMISSIBILITY CRITERIA

                                                                                       DECEMBER 31,
                                                                               -----------------------------
                                                                                   2018            2017
                                                                               --------------  -------------
Ratio Percentage Used To Determine Recovery Period                                      901%          1100%
Ratio percentage used to determine recovery period and threshold
   limitation amount                                                             $1,892,354     $1,750,530

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





IMPACT OF TAX PLANNING STRATEGIES

                                                                                  DECEMBER 31, 2018
                                                                          -----------------------------------
                                                                           ORDINARY    CAPITAL      TOTAL
                                                                          -----------  ---------  -----------
DETERMINATION OF ADJUSTED GROSS DEFERRED TAX ASSETS AND NET ADMITTED
  DEFERRED TAX ASSETS, BY TAX CHARACTER AS A PERCENTAGE
ADJUSTED GROSS DTAS                                                       $ 155,020    $ 4,106    $ 159,125
PERCENTAGE OF ADJUSTED GROSS DTAS BY TAX CHARACTER ATTRIBUTABLE TO
  THE IMPACT OF TAX PLANNING STRATEGIES.                                          0%         0%           0%
NET ADMITTED ADJUSTED GROSS DTAS                                            155,020      4,106      159,125
PERCENTAGE OF NET ADMITTED ADJUSTED GROSS DTAS BY TAX CHARACTER
  ADMITTED BECAUSE OF THE IMPACT OF TAX PLANNING STRATEGIES                       0%       100%         100%

                                                                                             December 31, 2017
                                                                                   ---------------------------------------
                                                                                    Ordinary      Capital        Total
                                                                                   ------------   ---------   ------------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                $  125,582     $ 5,133     $  130,715
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                                   0%          0%             0%
Net Admitted Adjusted Gross DTAs                                                      125,582       5,133        130,715
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                                0%          0%             0%

                                                                                                  Change
                                                                                  ---------------------------------------
                                                                                   Ordinary       Capital        Total
                                                                                  ------------   ----------    ----------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                 $29,438       $(1,027)      $28,410
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                                 0%            0%            0%
Net Admitted Adjusted Gross DTAs                                                     29,438        (1,027)       28,410
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                              0%            0%            0%

There are no temporary differences for which deferred tax liabilities are not recognized.


CURRENT TAX EXPENSE AND CHANGE IN DEFERRED TAX
Current income taxes incurred consist of the following categories:


                                                                                           DECEMBER 31,
                                                                               ------------------------------------
                                                                                  2018          2017         2016
                                                                               -----------    --------     --------
Federal Income tax expense (benefit) on operations                               $(47,816)     $20,571      $28,305
Federal income tax on net capital gains                                            66,124       65,560       15,669
                                                                               -----------    --------     --------
Current year income tax expense                                                   $18,307      $86,132      $43,974
                                                                               ===========    ========     ========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





The main components of the deferred tax amounts from book/tax differences are as follows:

                                                                                                         DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                               2018           2017         CHANGE
                                                                                           ------------    -----------   -----------
Deferred tax assets
Policyholder reserves                                                                      $    78,091     $   58,657    $   19,433
Deferred acquisition costs                                                                      62,050         62,973          (924)
Tax credit carryforward                                                                          6,017             --         6,017
Other                                                                                            8,863          3,952         4,911
                                                                                           ------------    -----------   -----------
                                                                                               155,020        125,582        29,438

Nonadmitted                                                                                         --             --            --
                                                                                           ------------    -----------   -----------
Admitted ordinary deferred tax asset                                                           155,020        125,582        29,438

Capital                                                                                          4,106          5,133        (1,027)
Nonadmitted                                                                                         --             --            --
                                                                                           ------------    -----------   -----------
Admitted capital deferred tax asset                                                              4,106          5,133        (1,027)
                                                                                           ------------    -----------   -----------
Admitted deferred tax asset                                                                $   159,125     $  130,715    $   28,410
                                                                                           ============    ===========   ===========

Deferred tax liabilities
Investments                                                                                $    67,972     $   42,596    $   25,375
Fixed assets                                                                                        --             --            --
Deferred and uncollected premiums                                                                2,107          2,287          (180)
Policyholder reserves                                                                           61,019         75,642       (14,623)
                                                                                           ------------    -----------   -----------
                                                                                               131,098        120,525        10,573

Capital                                                                                         49,204         11,666        37,538
                                                                                           ------------    -----------   -----------
Deferred tax liabilities                                                                       180,301        132,191        48,110
                                                                                           ------------    -----------   -----------
Net Deferred Tax Assets                                                                    $   (21,176)    $   (1,476)   $  (19,700)
                                                                                           ============    ===========   ===========

TAX CUTS AND JOBS ACT
H.R. 1 commonly referred to as the Tax Cuts and Jobs Act, or (TCJA), was enacted into U.S. law on December 22, 2017. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions.

The Company records the effect of changes in tax laws or rates at the date of enactment. In the U.S., the enactment date is considered to be the date that the President signs the legislation. TCJA reduces the corporate tax rate to 21%, effective January 1, 2018. The TCJA resulted in the Company recording a deferred tax asset and liability of $75.6 million related to the reserves transition adjustment for the year ended December 31, 2017. The Company reduced the deferred tax asset and liability $5.9 million for the year ended December 31, 2018 to true up the reserves transition adjustment estimate booked as of December 31, 2017.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

                                              DECEMBER 31, 2018                        DECEMBER 31, 2017
                                  ----------------------------------------   ---------------------------------------------------
                                    ORDINARY       CAPITAL        TOTAL       ORDINARY       CAPITAL       TOTAL       CHANGE
                                  -----------    -----------   -----------   -----------   ----------  -----------   -----------
Total deferred tax assets
   (admitted and nonadmitted)     $   155,020    $    4,106    $  159,125    $  125,582    $   5,133    $ 130,715    $   28,410
Total deferred tax liabilities        131,098        49,204       180,301       120,525       11,666      132,191        48,110
                                  -----------    -----------   -----------   -----------   ----------  -----------   -----------
Net deferred tax
   assets / (liabilities)         $    23,922    $  (45,098)   $  (21,176)   $    5,057    $  (6,533)   $  (1,476)   $  (19,700)
                                  ===========    ===========   ===========   ===========   ==========  ===========
Tax effect of unrealized
   (gain) / losses                                                                                                       18,737
                                                                                                                     -----------
Change in net deferred
   income tax                                                                                                        $     (963)
                                                                                                                     ===========

RECONCILIATION OF FEDERAL INCOME TAX RATE TO ACTUAL RATE
The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

                                                                                      DECEMBER 31, 2018
                                                                         -----------------------------------------
                                                                           AMOUNT     TAX EFFECT    EFFECTIVE RATE
                                                                         -----------  ----------    --------------
Provision computed at statutory rate                                     $  143,394    $ 30,113        21.00%
Amortization of interest maintenance reserve                                (11,708)     (2,459)       (1.71)%
Low income housing tax credits                                              (12,095)     (2,540)       (1.77)%
Dividend received deduction                                                 (13,553)     (2,846)       (1.98)%
Change in net deferred income tax on statutory nonadmitted assets              (776)       (163)       (0.11)%
Change in statutory deferred tax rate adjustment                              5,881       1,235         0.86%
Adjustments related to reinsurance                                          (38,052)     (7,991)       (5.57)%
Adjustments related to investments                                           41,810       8,780         6.12%
Other, net                                                                  (23,138)     (4,860)       (3.39)%
                                                                         -----------  ----------    --------------
Total                                                                    $   91,764    $ 19,270        13.44%
                                                                         ===========  ==========    ==============
Federal income taxes incurred                                                            18,307        12.77%
Change in net deferred income taxes                                                         963         0.67%
                                                                                      ----------    --------------
Total statutory income tax expense benefit                                             $ 19,270        13.44%
                                                                                      ==========    ==============

As a result of recent tax reform (TCJA) the Company can no longer carry back future losses, therefore there are no available taxes for recoupment.

At December 31, 2018, the Company had no operating loss, capital loss, or foreign tax credit and had $6 million business credit carry-forwards. At December 31, 2018, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, and its affiliates First Allmerica Financial Life Insurance Company, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2018 and 2017, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2018 and 2017.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.


8.    REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2018 and 2017, FLIC assumed $28,171 and $30,138 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance "Modco" 'basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2018 and 2017, FLIC assumed $323,378 and $361,252 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017 with approval from the Indiana DOI, the Company entered into a reinsurance agreement with Global Atlantic Re Limited, an affiliated certified reinsurer, whereby it ceded a portion of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the company ceded $8.6 billion reserves to the reinsurer and continues to cede annuity business to the reinsurer on an ongoing quota share basis. Effective April 2, 2018, in accordance with the reinsurance agreement, the Company moved 50% of the funds withheld assets to a coinsurance arrangement.

Reinsurance assumed for the years ended December 31, is as follows:

                                                                                 DECEMBER 31,
                                                                     -----------------------------------
                                                                       2018          2017         2016
                                                                     ---------     --------     --------
Reinsurance premiums assumed                                         $   1,467     $  1,793     $  1,543
Reserves assumed                                                        28,171       30,138       32,144
Modco reserves assumed                                                 323,378      361,252      394,669

Reinsurance ceded for years ended December 31, is as follows:

                                                                                           DECEMBER 31,
                                                                           --------------------------------------------
                                                                               2018             2017             2016
                                                                           ------------     ------------      ---------
Reinsurance premiums ceded                                                   $3,720,357      $10,904,269       $482,428
Deduction for insurance liabilities including reinsurance recoverable
   on unpaid claims                                                               5,592            5,826          3,692

The effects of reinsurance premiums for the years ended December 31, were as follows:

                                                                                        DECEMBER 31,
                                                                            -------------------------------------
                                                                               2018          2017         2016
                                                                            -----------  ------------  ----------
Direct                                                                      $ 8,460,578  $ 6,427,604   $5,897,131
Reinsurance assumed -- non-affiliated                                             1,467        1,793        1,543
Less: Reinsurance ceded -- affiliated                                         3,682,170   10,862,491      435,380
Less: Reinsurance ceded -- unaffiliated                                          38,187       41,778       47,048
                                                                            -----------  ------------  ----------
Net premiums                                                                $ 4,741,687  $(4,474,872)  $5,416,246
                                                                            ===========  ============  ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2018 and 2017.


9.    PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2018 and 2017, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                       YEAR ENDED DECEMBER 31,
                --------------------------------------------------------------------------------------------------
                                       2018                                              2017
                -------------------------------------------------  -----------------------------------------------
                                               NON-         NET                                 NON-        NET
                  GROSS   LOADING     NET    ADMITTED    ADMITTED    GROSS  LOADING     NET   ADMITTED   ADMITTED
                --------  -------  --------  ---------  ---------  -------  -------  -------  ---------  ---------
Ordinary new
  business      $    653  $   246  $    407     $--      $    407  $   542  $   186  $   356     $--      $   356
Ordinary
  renewal
  business         3,088      815     2,273      --         2,273    3,339      920    2,419      --        2,419
Group life        15,421    8,069     7,352      --         7,352   17,033    8,918    8,115      --        8,115
                --------  -------  --------  ---------  ---------  -------  -------  -------  ---------  ---------
Total           $ 19,162  $ 9,130  $ 10,032     $--      $ 10,032  $20,914  $10,024  $10,890     $--      $10,890
                ========  =======  ========  =========  =========  =======  =======  =======  =========  =========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





10.     ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
CHARACTERISTICS

As of December 31, 2018 and 2017, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        YEAR ENDED DECEMBER 31, 2018
                                                  -----------------------------------------------------------------------
                                                       GENERAL        SEPARATE ACCOUNT
                                                       ACCOUNT        WITHOUT GUARANTEE          TOTAL        % OF TOTAL
                                                  ----------------  ---------------------   ---------------  ------------
Subject to discretionary withdrawal:
   With fair value adjustment                     $     7,385,970       $         --        $    7,385,970        23.6%
   At book value less current surrender
     charge of 5% or more                              17,459,019          1,312,505            18,771,524        59.9%
                                                  ----------------  ---------------------   ---------------  ------------
        Total with adjustment or at fair value         24,844,989          1,312,505            26,157,494        83.5%
   At book value without adjustment
     (minimal or no charge adjustment)                  2,152,667          1,544,781             3,697,448        11.8%
Not subject to discretionary withdrawal:                1,488,496                 --             1,488,496         4.7%
                                                  ----------------  ---------------------   ---------------  ------------
        Total (gross)                                  28,486,152          2,857,286            31,343,438       100.0%
Less: reinsurance ceded                               (11,781,349)                --           (11,781,349)
                                                  ----------------  ---------------------   ---------------
        Total (net)                               $    16,704,803       $  2,857,286        $   19,562,089
                                                  ================  =====================   ===============

                                                                        Year Ended December 31, 2017
                                                    --------------------------------------------------------------------
                                                        General        Separate Account
                                                        Account        without Guarantee         Total        % of Total
                                                    --------------   -------------------     -------------    ----------
Subject to discretionary withdrawal:
   With fair value adjustment                       $   5,037,265        $        --         $  5,037,265         19.7%
   At book value less current surrender
     charge of 5% or more                              14,324,644          2,692,223           17,016,867         66.7%
                                                    --------------   -------------------     -------------    ----------
        Total with adjustment or at fair value         19,361,909          2,692,223           22,054,132         86.4%
   At book value without adjustment
     (minimal or no charge adjustment)                  1,508,895            596,439            2,105,334          8.3%
Not subject to discretionary withdrawal:                1,359,242                 --            1,359,242          5.3%
                                                    --------------   -------------------     -------------    ----------
        Total (gross)                                  22,230,046          3,288,662           25,518,708        100.0%
Less: reinsurance ceded                                (9,143,395)                --           (9,143,395)
                                                    --------------   -------------------     -------------
        Total (net)                                 $  13,086,651        $ 3,288,662         $ 16,375,313
                                                    ==============   ===================     =============


11.     CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2019 is $170,258.

No dividend was paid in 2018. On December 29, 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $125,000 to Commonwealth Annuity. The dividend was paid in cash, bonds and accrued interest. In June 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $190,000 consisting of $180,500 to Commonwealth Annuity and $9,500 to FFSI. The dividend was paid in cash. In 2016, the Company paid a dividend of $90,000 to its shareholders, consisting of $85,500 to Commonwealth Annuity and $4,500 to FFSI. The dividend was paid on December 28, 2016 in cash, bonds and accrued interest.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




On October 5, 2016, the Company issued a Surplus Note (the FLIC Surplus Note) to Global Atlantic (Fin) Company (GA Finco). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In March and September 2018, with the approval from the Commissioner of the Indiana Department of Insurance the Company made interest payments in the amounts of $11,863 and $11,863. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

In 2018 and 2017, the Company did not receive capital contributions. In 2016, the Company received capital contributions of $71,250 from Commonwealth Annuity and $3,750 from FSSI.

The Company's unassigned surplus was impacted by each item below as follows:

                                                                                        DECEMBER 31,
                                                                          -----------------------------------------
                                                                             2018            2017           2016
                                                                          -----------     -----------    ----------
Unrealized gains (losses)                                                 $   96,513      $   25,418     $     (14)
Nonadmitted asset values                                                      (5,848)         (5,073)       (3,507)
Asset valuation reserves                                                    (203,714)       (153,170)      (79,339)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $1,892,354 at December 31, 2018.


12.     RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $175,706, $174,422, and $174,641 in intercompany charges for 2018, 2017, and 2016 respectively

The Company has also entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in a payable of $949, $1,429, and $1,582 for the years ending December 31, 2018, 2017, and 2016 respectively and expenses of $3,436, $5,317, and $4,527 for the years ending December 31, 2018, 2017, and 2016 respectively.

The Company and its affiliate, Accordia Life and Annuity Company (Accordia) are wholly-owned subsidiaries of Commonwealth Annuity. The Company and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2016 related to this agreement were $526 respectively. This agreement was terminated in 2017.

PAYABLE/RECEIVABLE FROM AFFILIATES
The Company reported a net receivable from parent, subsidiaries and affiliates of $2,968 as of December 31, 2018. The Company reported a net payable to parent, subsidiaries and affiliates of $3,732 as of December 31, 2017. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company has funds withheld agreements with related parties, described in footnote 8 -- Reinsurance. Amounts due to affiliates related to funds withheld agreements were $34,496 and $63,310 for the quarters ended December 31, 2018 and December 31, 2017, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.


13.     COMMITMENTS AND CONTINGENCIES

LITIGATION
Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

ASSESSMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

COMMITMENTS
The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2018, the purchase commitments relating to the agreement with the third party administrator were as follows:

                                        2019                   $10,599
                                        2020                     9,131
                                        2021                     7,507
                                        2022                     6,288
                                        2023                     4,780
                                        2024 and thereafter      3,967
                                                               -------
                                        Total                  $42,272
                                                               =======

The Company has funding commitments subsequent to December 31, 2018 for the following:

                          Commercial Mortgages                                          $ 204,727
                          Private Equities                                                  1,826
                          LIHTC Partnerships                                                  332
                          Limited Partnerships                                                 63

14.     SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2018 through March 29, 2019, the date that these financial statements were available to be issued, and determined that there are no Type -- I Recognized, or Type II, Non Recognized events.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





15.      COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

                                                                                               DECEMBER 31,
                                                                                        --------------------------
                                                                                           2018             2017
                                                                                        ----------        --------
Accounts receivable revenue                                                             $       --        $  1,681
Guaranty funds                                                                               1,011           1,078
Intercompany receivable                                                                      2,969              --
Other miscellaneous assets                                                                      --             156
                                                                                        ----------        --------
          Total other assets                                                            $    3,980        $  2,915
                                                                                        ==========        ========

Other liabilities consist of the following:

                                                                                                    DECEMBER 31,
                                                                                            ----------------------------
                                                                                               2018              2017
                                                                                            ----------        ----------
Payable for securities                                                                      $    4,382        $   48,817
Derivative collateral                                                                           36,406           198,561
Remittances and items not allocated                                                            135,098            67,874
Commission payables                                                                              9,605             7,925
Other miscellaneous liabilities                                                                 39,085            35,293
                                                                                            ----------        ----------
           Total other liabilities                                                          $  224,576        $  358,470
                                                                                            ==========        ==========

Other income consists of the following:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                2018        2017         2016
                                                                             -----------  ---------    ---------
IMR adjustment on ceded gains                                                $   14,568   $ 69,914     $     --
Other Income on reinsurance ceded                                              (189,992)   (45,993)          --
Rider fees                                                                           --         --       17,487
Other miscellaneous income                                                          (16)         4       (3,248)
                                                                             -----------  ---------    ---------
   Total other income                                                        $ (175,440)  $ 23,925     $ 14,239
                                                                             ===========  =========    =========

Other expenses consist of the following:


                                                                                          DECEMBER 31,
                                                                               ----------------------------------
                                                                                 2018         2017         2016
                                                                               ---------    ---------    --------
Funds withheld net investment income ceded                                     $ 247,127    $364,748     $  9,381
Ceded reinsurance tax                                                                 --          --        6,597
Funds withheld policy loan interest                                                  124         124           --
Miscellaneous expense                                                              2,859       2,625           --
                                                                               ---------    ---------    --------
   Total other expenses                                                        $ 250,109    $367,497     $ 15,978
                                                                               =========    =========    ========

16.      SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2018 and 2017, the Company's separate account statement included legally insulated assets of $2,990,352 and $3,474,726 respectively. The separate account assets of $2,990,352 as of December 31, 2018, as reflected on the statutory statement of admitted assets included $136 of amounts not legally insulated (seed money).

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)




The assets legally insulated from the general account as of December 31, 2018 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 2,979,533                    $  --
Huntington ForeRetirement Variable Annuity                                 10,819                       --
Forethought Variable Interest Trust                                            --                      136
                                                               ------------------------    -------------------------
             Total                                                    $ 2,990,352                    $ 136
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2018 was $221,919 with associated risk charges paid by the separate account to compensate for these risks of $17,377. The maximum amount associated with withdrawal benefit guarantees for 2018 was $781,643 with associated risk charges paid by the separate account of $45,608.

The maximum amount associated with death benefit guarantees for 2017 was $46,654 with associated risk charges paid by the separate account to compensate for these risks of $16,712. The maximum amount associated with withdrawal benefit guarantees for 2017 was $332,928 with associated risk charges paid by the separate account of $43,702

Information regarding the Separate Accounts of the Company as of December 31, 2018 and 2017 is as follows:

                                                                                                   NON-GUARANTEED
                                                                                                      SEPARATE
                                                                                                      ACCOUNTS
                                                                                           ------------------------------
                                                                                               2018              2017
                                                                                           -------------     ------------
Premiums, considerations or deposits                                                       $      80,237     $    149,941
Reserves
For accounts with assets at:
      Fair value                                                                               2,857,286        3,288,662
By withdrawal characteristics
    At book value without fair value
      adjustment and with current
      surrender charge of 5% or more                                                           1,312,505        2,692,223
    At book value without fair value
      adjustment and with current
      surrender charge of less than 5%                                                         1,544,781          596,439
                                                                                                      --               --
                                                                                           -------------     ------------
    Total                                                                                  $   2,857,286     $  3,288,662
                                                                                           =============     ============

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2018 and December 31, 2017 is as follows:

                                                                             2018              2017             2016
                                                                          ------------       ----------       ----------
Transfers to separate accounts                                            $   213,837        $ 367,212        $ 590,775
    Transfers from separate accounts                                          345,418          295,421          284,248
                                                                          ------------       ----------       ----------
Net transfers from separate accounts                                      $  (131,581)       $  71,791        $ 306,527
                                                                          ============       ==========       ==========

Reconciling adjustments:
Reinsurance                                                                   131,622          (71,727)        (306,604)
                                                                          ------------       ----------       ----------
    Transfers as reported in the Statements of Operations                 $        41        $      64        $     (77)
                                                                          ============       ==========       ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands)





17. RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2019 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2018, the Company identified certain adjustments which result in reconciling differences between the audited financial statements and Annual Statement. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:


                                                          Capital and
                                                            Surplus     Net Income     Admitted Assets    Liabilities
                                                         ------------  ------------   ----------------  --------------
As reported in the 2018 annual statement                 $ 1,688,640    $ 111,991      $ 31,172,860     $  29,484,220

2018 Adjustments:
Change in carrying value of other invested asset              13,942           --            28,387            14,445
   Payable/receivable gross-up adjustment                         --           --          (527,455)         (527,455)
                                                         ------------  ------------   ----------------  --------------
As reported in the 2018 audited financial statement      $ 1,702,582    $ 111,991      $ 30,673,792     $  28,971,210
                                                         ============  ============   ================  ==============

                    SUPPLEMENTARY INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT INCOME EARNED

     Bonds, term notes and loans                                                                               $     929,326
     Preferred stocks (unaffiliated)                                                                                     445
     Common stocks (unaffiliated)                                                                                         --
     Mortgage loans                                                                                                  233,986
     Premium notes, policy loans and liens                                                                               383
     Short-term investments                                                                                           10,965
     Other invested assets                                                                                             7,780
     Derivative instruments                                                                                         (144,530)
                                                                                                               --------------
          Gross investment income                                                                              $   1,038,355
                                                                                                               ==============

Other long term assets -- statement value                                                                      $     726,258
                                                                                                               --------------
Bonds and Short-Term Investments by Maturity and Class
   by Maturity (weighted based on future cashflows) -- Statement Value
     Due within one year or less                                                                               $   2,399,980
     Over 1 year through 5 years                                                                                   6,510,512
     Over 5 years through 10 years                                                                                 5,887,935
     Over 10 years through 20 years                                                                                2,202,250
     Over 20 years                                                                                                 3,506,831
                                                                                                               --------------
          Total by maturity                                                                                    $  20,507,508
                                                                                                               ==============
   by Class -- Statement Value
     Class 1                                                                                                   $  16,657,501
     Class 2                                                                                                       3,658,974
     Class 3                                                                                                         131,599
     Class 4                                                                                                          50,198
     Class 5                                                                                                           9,236
     Class 6                                                                                                              --
                                                                                                               --------------
          Total by class                                                                                       $  20,507,508
                                                                                                               ==============

Total bonds publicly traded                                                                                    $  13,736,002
Total bonds privately placed                                                                                       6,771,506
                                                                                                               --------------
          Total                                                                                                $  20,507,508
                                                                                                               ==============

Mortgage loans on real estate by standing (book value including nonadmitted portion):
     Commercial mortgages                                                                                      $   3,031,455
     Residential mortgages                                                                                         2,260,205
                                                                                                               --------------
          Total                                                                                                $   5,291,660
                                                                                                               ==============
Mortgage loans on real estate by standing (book value):
     Good standing                                                                                             $   5,118,358
     Interest overdue more than 90 days, not in foreclosure                                                           38,397
                                                                                                               --------------
          Total                                                                                                $   5,156,755
                                                                                                               ==============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)





Collateral loans                                                                                                  $     112,862
                                                                                                                  -------------
Stock of parents, subsidiaries, and affiliates (book value
   including nonadmitted portion) -- bonds                                                                        $          --
                                                                                                                  -------------
Preferred stocks -- statement value                                                                               $       9,448
                                                                                                                  -------------
Common stocks -- market value                                                                                     $     151,789
                                                                                                                  -------------
Options, Caps & Floors Owned -- Statement Value                                                                   $      47,340
                                                                                                                  -------------

Short-term investments -- book value:                                                                             $     777,137
Cash equivalents -- book value                                                                                          104,429
Cash on deposit                                                                                                          42,393
                                                                                                                  -------------
                                                                                                                  $     923,959
                                                                                                                  =============
Life insurance in force
   Ordinary life                                                                                                  $     381,820
   Group life                                                                                                     $   1,824,022
                                                                                                                  -------------
                                                                                                                  $   2,205,842
                                                                                                                  =============
Annuities
   Ordinary
     Deferred -- fully paid account balance                                                                       $  14,797,690
     Deferred -- not fully paid account balance                                                                              35
                                                                                                                  -------------
                                                                                                                  $  14,797,725
                                                                                                                  =============
   Group
     Fully paid account balance                                                                                   $     806,017
     Not fully paid account balance                                                                                         716
                                                                                                                  -------------
                                                                                                                  $     806,733
                                                                                                                  =============

Accident and health insurance -- premiums in force:
   Ordinary                                                                                                       $     110,370
   Group                                                                                                                  3,808
                                                                                                                  -------------
                                                                                                                  $     114,178
                                                                                                                  =============

Claim payments:
     Other accident and health --
     2018                                                                                                         $      40,076
                                                                                                                  -------------
     2017                                                                                                         $      42,753
                                                                                                                  -------------

Claims reserves:
     2018                                                                                                         $       5,432
                                                                                                                  -------------
     2017                                                                                                         $       3,564
                                                                                                                  -------------

Deposit funds and dividend accumulations:
     Deposit funds -- account balance                                                                             $   1,343,768
                                                                                                                  -------------
     Dividend accumulations -- account balance                                                                    $          --
                                                                                                                  -------------

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT RISK INTERROGATORIES

1. The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $30,673,792 at December 31, 2018.

2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

                                                                                             Percentage of Total
Investment Category                           Issuer                          Amount           Admitted Assets
--------------------        -----------------------------------------        ---------       -------------------
Long Term Bonds             2.01  HSDTY 2017-1 LLC                           $334,724               1.1%
Long Term Bonds             2.02  INFINITY AIRCRAFT HOLDINGS LLC             $247,520               0.8%
Long Term Bonds             2.03  BLUE EAGLE 2016-1 A                        $241,119               0.8%
Long Term Bonds             2.04  INVICTUS                                   $227,000               0.7%
Long Term Bonds             2.05  WALTER / DITECH -- NEW ORIG                $196,000               0.6%
Long Term Bonds             2.06  VIKING_18_APOCOMBO                         $175,858               0.6%
Long Term Bonds             2.07  FDF_2018-4A                                $156,000               0.5%
Long Term Bonds             2.08  DUBLINASSETHOLDINGS                        $152,543               0.5%
Long Term Bonds             2.09  CERBERUS SFR LOAN 2018-1                   $149,296               0.5%
Long Term Bonds             2.10  FNBM LLC                                   $147,498               0.5%

3. The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC RATING

                                                                                           Percentage of Total
Bonds                                                                         Amount         Admitted Assets
------------                                                                -----------    -------------------
3.01 NAIC-1                                                                 $16,657,502         54.3%
3.02 NAIC-2                                                                   3,658,974         11.9%
3.03 NAIC-3                                                                     131,599          0.4%
3.04 NAIC-4                                                                      50,198          0.2%
3.05 NAIC-5                                                                       9,235          0.0%
3.06 NAIC-6                                                                          --          0.0%
                                                                            -----------    -------------------
                                                                            $20,507,508         66.9%
                                                                            ===========    ===================
NAIC RATING

                                                                                              Percentage of Total
Preferred Stocks                                                                   Amount       Admitted Assets
----------------                                                                  --------    -------------------
3.07 P/RP-1                                                                        $2,000            0.0%
3.08 P/RP-2                                                                         7,448            0.0%
3.09 P/RP-3                                                                            --            0.0%
3.10 P/RP-4                                                                            --            0.0%
3.11 P/RP-5                                                                            --            0.0%
3.12 P/RP-6                                                                            --            0.0%
                                                                                  --------    -------------------
                                                                                   $9,448           0.03%
                                                                                  ========    ===================

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)





4.    Assets held in foreign investments are as follows

                                                                                                  Percentage of Total
                                                                                     Amount         Admitted Assets
                                                                                   -----------    -------------------
4.02 Total admitted assets held in foreign investments                             $ 2,822,908          9.2%
4.03 Foreign-currency-denominated investments                                               --          0.0%
4.04 Insurance liabilities denominated in that same foreign currency                        --          0.0%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                             Percentage of Total
                                                                                 Amount        Admitted Assets
                                                                               ----------    -------------------
5.01 Countries rated NAIC-1                                                    $2,822,908          9.2%
5.02 Countries rated NAIC-2                                                            --          0.0%
5.03 Countries rated NAIC-3 or below                                                               0.0%

6. Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

                                                                                             Percentage of Total
                                                                                 Amount        Admitted Assets
                                                                               ----------    -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                            $1,772,192          5.8%
6.02 France                                                                       164,052          0.5%
Countries rated NAIC-2
6.03                                                                                   --          0.0%
6.04                                                                                   --          0.0%
Countries rated NAIC-3 or below
6.05                                                                                               0.0%

7-9 Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                        NAIC                Percentage of Total
Issuer                                                                 Rating     Amount      Admitted Assets
--------------------------------------------                           ------    --------   -------------------
10.01 OELF_2017-1A                                                        1      $125,808          0.4%
10.02 RISE_14-1                                                           1        52,375          0.2%
10.03 SJETS_2017-1                                                        1        50,200          0.2%
10.04 TAKEDA PHARMACEUTICAL CO LTD                                        2        49,953          0.2%
10.05 ANTR_17-2A                                                          1        49,483          0.2%
10.06 COOPERATIEVE CENTRALE RAIFFESE                                      2        48,294          0.2%
10.07 MITSUBISHI UFJ FINANCIAL GROUP                                      1        42,801          0.2%
10.08 GOCAP_2013-17A                                                      1        42,263          0.1%
10.09 ORANGE SA                                                           2        41,278          0.1%
10.10 UBS GROUP FUNDING                                                   1        39,438          0.1%

11. Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13. Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14. Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)




16. With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

                                                                                            Percentage of Total
Type                                                                             Amount       Admitted Assets
------------------                                                              ---------   -------------------
16.01 Residential                                                               $ 149,296          0.5%
16.02 Residential                                                               $ 143,000          0.5%
16.03 Commercial                                                                $ 100,934          0.3%
16.04 Residential                                                               $  99,105          0.3%
16.05 Residential                                                               $  97,256          0.3%
16.06 Residential                                                               $  95,373          0.3%
16.07 Residential                                                               $  89,085          0.3%
16.08 Commercial                                                                $  79,500          0.3%
16.09 Commercial                                                                $  60,067          0.2%
16.10 Commercial                                                                $  60,000          0.2%

Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

                                                                                                Percentage of Total
                                                                                     Amount       Admitted Assets
                                                                                    --------    -------------------
16.11 Construction loans                                                            $     --           0.0%
16.12 Mortgage loans over 90 days past due                                            38,396           0.1%
16.13 Mortgage loans in the process of foreclosure                                    11,113           0.0%
16.14 Mortgage loans foreclosed                                                           --           0.0%
16.15 Restructured mortgage loans                                                     21,340           0.1%

17. Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

                                             Residential                 Commercial                 Agricultural
                                     -------------------------    --------------------------   ----------------------
                                                    Percentage                   Percentage                Percentage
                                                     of Total                     of Total                  of Total
                                                     Admitted                     Admitted                  Admitted
Loan to Value                           Amount        Assets        Amount         Assets       Amount       Assets
------------------                   -----------    ----------    -----------   ------------   --------   -----------
17.01 above 95%                      $        --      0.0%        $   510,346      1.7%          $--         0.0%
17.02 91 to 95%                               --      0.0%             85,392      0.3%           --         0.0%
17.03 81 to 90%                            5,441      0.0%            201,598      0.7%           --         0.0%
17.04 71 to 80%                          207,042      0.7%            238,443      0.8%           --         0.0%
17.05 below 70%                        2,818,973      9.2%          1,224,426      4.0%           --         0.0%
                                     -----------    ----------    -----------   ------------   --------   -----------
                                     $ 3,031,455      9.9%        $ 2,260,205      7.4%          $--         0.0%
                                     ===========    ==========    ===========   ============   ========   ===========

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)




20. Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

                                                                At Year-End               At End of Each Quarter
                                                         ------------------------    --------------------------------
                                                                                      1st Qtr     2nd Qtr     3rd Qtr
                                                          Amount      Percentage      Amount      Amount      Amount
                                                         --------     -----------    --------    --------    --------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                    $ --          0.0%          $ --        $ --         $--
20.02 Repurchase agreements                                  --          0.0%            --          --          --
20.03 Reverse repurchase agreements                          --          0.0%            --          --          --
20.04 Dollar repurchase agreements                           --          0.0%            --          --          --
20.05 Dollar reverse repurchase agreements                   --          0.0%            --          --          --

21. Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

                                                                         Owned                   Written
                                                                ---------------------    ----------------------
                                                                           Percentage                Percentage
                                                                            of Total                  of Total
                                                                            Admitted                  Admitted
                                                                 Amount      Assets       Amount       Assets
                                                                -------    ----------    --------   -----------
21.01 Hedging                                                   $47,340       0.2%         $ --         0.0%
21.01 Income generation                                              --       0.0%           --         0.0%
21.01 Other                                                          --       0.0%           --         0.0%
                                                                -------    ----------    --------   -----------
                                                                $47,340       0.2%         $ --         0.0%
                                                                =======    ==========    ========   ===========

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

                                                            At Year-End              At End of Each Quarter
                                                      ----------------------     -------------------------------
                                                                                  1st Qtr    2nd Qtr     3rd Qtr
                                                       Amount     Percentage      Amount     Amount      Amount
                                                      --------    ----------     --------    -------    --------
22.01 Hedging                                         $ 19,019       0.1%        $13,093     $22,294    $ 19,408
22.02 Income generation                                     --       0.0%             --          --          --
22.03 Replications                                          --       0.0%             --          --          --
22.04 Other                                                 --        --%             --          --          --

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                             At Year-End              At End of Each Quarter
                                                       ----------------------    --------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                       Amount      Percentage     Amount      Amount      Amount
                                                       -------     ----------    --------    --------    --------
23.01 Hedging                                          $ 9,258       0.0%         $2,871      $3,332      $2,934
23.02 Income generation                                     --       0.0%             --          --          --
23.03 Replications                                          --       0.0%             --          --          --
23.04 Other                                                 --       0.0%             --          --          --

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUMMARY INVESTMENT SCHEDULE
FOR THE YEARS ENDED DECEMBER 31, 2018

--------------------------------------------------------------------------------
(Dollars in thousands)




SUMMARY INVESTMENT SCHEDULE


                                                                                                            GROSS INVESTMENT
                                                                                                                HOLDINGS*
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $       9,172         0.03%
    Issued by U.S. government agencies                                                                      34,812         0.13%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             69,640         0.26%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              46,697         0.17%
       Political subdivisions of states, territories and possessions                                            --           --%
          and political subdivisions general obligations                                                    30,267         0.11%
       Revenue and assessment obligations                                                                  168,261         0.63%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,560         0.01%
          Issued by FNMA and FHLMC                                                                          23,573         0.09%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  651,341         2.42%
          All other                                                                                      4,267,686        15.86%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    12,173,589        45.25%
    Unaffiliated non-U.S. securities (including Canada)                                                  2,229,069         8.28%
    Affiliated securities                                                                                   24,705         0.09%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,448         0.04%
    Publicly traded equity securities
       Unaffiliated                                                                                         65,591         0.24%
    Other equity securities
       Unaffiliated                                                                                         86,198         0.32%
Mortgage loans
    Single family residential properties                                                                 2,260,205         8.40%
    Multifamily residential properties                                                                          --           --%
    Commercial loans                                                                                     2,887,076        10.73%
    Mezzanine real Estate Loans                                                                            144,379         0.54%
Real estate investments: Property held for sale                                                              1,735         0.01%
Contract loans                                                                                               3,658         0.01%
Derivatives                                                                                                 50,026         0.19%
Receivables for securities                                                                                  14,836         0.06%
Cash, cash equivalents and short-term investments                                                          923,959         3.43%
Other invested assets                                                                                      728,031         2.71%
                                                                                                     -------------   -------------
                                                                                                     $  26,905,514       100.00%
                                                                                                     =============   =============

                                                                                                          ADMITTED ASSETS AS
                                                                                                            REPORTED IN THE
                                                                                                           ANNUAL STATEMENT
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $       9,172          0.03%
    Issued by U.S. government agencies                                                                      34,812          0.13%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             69,640          0.26%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              46,697          0.17%
       Political subdivisions of states, territories and possessions                                            --            --%
          and political subdivisions general obligations                                                    30,267          0.11%
       Revenue and assessment obligations                                                                  168,260          0.63%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,560          0.01%
          Issued by FNMA and FHLMC                                                                          23,573          0.09%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  651,341          2.42%
          All other                                                                                      4,267,686         15.86%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    12,173,589         45.25%
    Unaffiliated non-U.S. securities (including Canada)                                                  2,229,069          8.28%
    Affiliated securities                                                                                   24,705          0.09%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,448          0.04%
    Publicly traded equity securities
       Unaffiliated                                                                                         65,591          0.24%
    Other equity securities
       Unaffiliated                                                                                         86,198          0.32%
Mortgage loans
    Single family residential properties                                                                 2,260,205          8.40%
    Multifamily residential properties                                                                          --            --%
    Commercial loans                                                                                     2,887,076         10.73%
    Mezzanine real Estate Loans                                                                            144,379          0.54%
Real estate investments: Property held for sale                                                              1,735          0.01%
Contract loans                                                                                               3,658          0.01%
Derivatives                                                                                                 50,026          0.19%
Receivables for securities                                                                                  14,836          0.06%
Cash, cash equivalents and short-term investments                                                          923,959          3.43%
Other invested assets                                                                                      726,259          2.71%
                                                                                                     -------------   -------------
                                                                                                     $  26,903,741        100.00%
                                                                                                     =============   =============

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Maximum Daily Value Death Benefit Rider III(7)
     (4)   (c)   Return of Premium Death Benefit Rider III(7)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider IV(7)
     (4)   (e)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider III(7)
     (4)   (f)   Fund Facilitation Fee Rider(6)
     (4)   (g)   Contract Maturity Date Rider(6)
     (4)   (h)   Nursing Home Waiver of Contingent Deferred Sales Charge
                 Rider(7)
     (4)   (i)   Fixed Account Rider(7)
     (4)   (j)   Joint Annuitant Rider(7)
     (4)   (k)   Liquidity Rider(7)
     (4)   (l)   Individual Retirement Annuity Rider(7)
     (4)   (m)   Roth Individual Retirement Annuity Rider(7)
     (5)   Form of Application.(7)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company(8)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (a)   (i)   First Amendment to American Century Fund Participation
                       Agreement (9)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (b)   (i)   First Amendment to BlackRock Fund Participation
                       Agreement (9)
     (8)   (b)   (ii)  Second Amendment to BlackRock Fund Participation
                       Agreement (9)
     (8)   (c)   Lord Abbett Series Funds, Inc.(2)
     (8)   (c)   (i)   First Amendment to Lord Abbett Fund Participation
                       Agreement (9)
     (8)   (d)   PIMCO(2)
     (8)   (e)   Putnam Variable Trust(2)
     (8)   (e)   (i)   First Amendment to Putnam Participation Agreement (9)
     (8)   (f)   American Funds(2)
     (8)   (f)   (i)   First Amendment to American Funds Fund Participation and
                       Service Agreement (9)
     (8)   (g)   MFS Variable Insurance Trust(4)
     (8)   (g)   (i)   First Amendment to MFS Participation Agreement (9)
     (8)   (h)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (i)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (i)   (i)   First Amendment to Franklin Templeton Participation
                       Agreement (9)
     (8)   (i)   (ii)  Second Amendment to Franklin Templeton Participation
                       Agreement (9)
     (8)   (j)   Forethought VIT Funds(5)
     (8)   (k)   Goldman Sachs Variable Insurance Trust(6)
     (8)   (k)   (i)   First Amendment to Goldman Sachs Participation
                       Agreement (9)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.
     (99)  (a)   David Jacoby dated April 3, 2019
     (99)  (b)   Robert M. Arena, Jr. dated April 4, 2019
     (99)  (c)   Hanben Kim Lee dated April 3, 2019
     (99)  (d)   Gilles Dellaert dated April 4, 2019
     (99)  (e)   David Wilken dated April 2, 2019
     (99)  (f)   Eric D. Todd dated April 11, 2019

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.
(7) Incorporated by reference to the Initial filing of the Registration Statement, File No. 333-209070, filed on January 21, 2016.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.
(9) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)               President, Director (Chairman)*
Hanben Kim Lee (2)                     Executive Vice President, Director*
Andrew Shainberg (2)                   Chief Compliance Officer
Gilles M. Dellaert (2)                 Chief Investment Officer, Director*
Brian Hendry (2)                       Chief Audit Executive
David Jacoby (2)                       Chief Financial Officer
Doug Jaworski (5)                      Chief Information Security Officer and Vice President
Lori LaForge (1)                       Chief Marketing Officer
Daniel O'Shea (1)                      Chief Human Resources Officer
Samuel Ramos (2)                       Chief Legal Officer and General Counsel
Natalie Wagner (4)                     SEC Rule 38a-1 Chief Compliance Officer, Privacy Officer, Anti-Money
                                       Laundering Officer, Special Investigative Unit Officer and Vice President
Edward Wilson (2)                      Chief Risk Officer
Anupam Agarwal (2)                     Deputy Chief Investment Officer
Paula G. Nelson (1)                    Head of Retirement
David Neve (3)                         Head of Regulatory and Government Affairs, Vice President
David Wilken (3)                       Head of Life, Director*
Jason Bickler (1)                      Managing Director
Mark Elming (3)                        Managing Director
April Galda (4)                        Managing Director and Co-Head of Operations
Jonathan Hecht (2)                     Managing Director
Lorenzo Lorilla (2)                    Managing Director
Justin MacNeil (4)                     Managing Director and Assistant Treasurer
Paul Mistretta (Field)                 Managing Director and Co-Head of Operations
Sarah M. Patterson (1)                 Managing Director, Associate General Counsel, and Assistant Secretary
Dean Pentikis (2)                      Managing Director
Barrie Ribet (2)                       Managing Director
Philip Sherrill (2)                    Managing Director
Gary Silber (2)                        Managing Director, Associate General Counsel, and Assistant Secretary
Eric D. Todd                           Managing Director, Director*
Robert J. Egan (4)                     Senior Vice President and Appointed Actuary
Mark Erickson (2)                      Senior Vice President
Susan L. Fiengo (1)                    Senior Vice President
Ilya Finkler (2)                       Senior Vice President
John Giamalis (1)                      Senior Vice President and Treasurer
Maureen Henderson (3)                  Senior Vice President
Rodney R. Howard (1)                   Senior Vice President
Virginia Johnson (4)                   Senior Vice President, Associate General Counsel, and Secretary
Kevin Kimmerling (Field)               Senior Vice President, Associate General Counsel, and Assistant Secretary
Kelly Milberger (Field)                Senior Vice President
Jason M. Roach (4)                     Senior Vice President
Sarah Williams (2)                     Senior Vice President
Gregg Anderson                         Vice President
Eileen DeMayo (1)                      Vice President
Thomas Doruska (3)                     Vice President
Elizabeth Gioia (1)                    Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (6)                    Vice President
Kevin Leavey (4)                       Vice President
Tonya Maxwell (3)                      Vice President
Jamie Muldoon (4)                      Vice President

* Denotes Board of Directors

Unless otherwise indicated, the principal business address of each of the above individuals is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.

(1) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(3) Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(4) 20 Guest Street, Brighton, MA 02135

(5) 708 Main Street, 10th Floor, Houston, TX 77002

(6) One Forethought Center, Batesville, IN 47006

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---21%--          --79%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
                                   ----------------------------------------------------------------------------------------
                                   |                            |                   |                    |                |
                                  100%                         100%                100%                 99%              75%
                                   |                            |                   |                    |                |
                        ---------------------                   |           ------------------           |                |
                        |  GLOBAL ATLANTIC  |                   |           |  GA RE BERMUDA |           |                |
                        | ASSURANCE LIMITED |                   |           | HOLDCO LIMITED |           |                |
                        |    (BERMUDA)      |                   |           |    (Bermuda)   |           |                |
                        ---------------------                   |           ------------------           |                |
                                                           ------------             |                    |                |
                                                           |  GLOBAL  |             |              --------------         |
                                                           | ATLANTIC |             |              |  GA RE US  |         |
                          ---------------------------------|  (FIN)   |--------     -------1%------| HOLDCO, LP |         |
                          |                                | COMPANY  |       |                    | (Delaware) |         |
                          |                                |(Delaware)|       |                    --------------         |
                          |                                ------------       |                          |                |
                          |                                           |       |                          |                |
                          |                                          100%     |                          |                |
                          |                                           |       |                          |                |
                          |                                           |       |                          |       -------------------
                          |                                           |       |                          |       | GLOBAL ATLANTIC |
                          |                                           |       |                          ---25%--|   RE LIMITED    |
                          |                                           |       |                                  |    (Bermuda)    |
                          |                                           |       |                                  -------------------
                          |                                           |       |                                           |
     -------------------------------------                            |       |                                           |
     |                |                  |                            |       |                                           |
    100%             100%               100%                          |       |                                          100%
     |                |                  |                            |       |                                           |
--------------- ------------------ ------------------                 |       |                                           |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |                                    ---------------
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |                                    |  EXL SOLAR  |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |                                    | HOLDCO, LLC |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |                                    |  (Delaware) |
|             | |   (Indiana)    | |                |                 |       |                                    ---------------
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
                   |                     |                                    |         |          |  |   L.P.   |
                  100%                  100%                                  |         |          |  |(Delaware)|
                   |                     |                                    |         |          |  ------------
                   |                     |                                    |         |          |
            ----------------      ---------------                             |         |          |
            |    FLIC      |      | FORETHOUGHT |                             |         |          |
            |  PROPERTIES, |      |  HOLDINGS,  |                             |         |          |
            |     LLC      |      |    LLC      |                             |         |          |
            |  (Indiana)   |      |  (Indiana)  |                             |         |          |
            ----------------      ---------------                             |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

-----------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2         OWNERSHIP INTEREST
-----------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                    100%
Company                                            and Life Insurance
                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                         100%
Limited                    of divested P&C         Financial Group Limited
                           business
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                       100%
                           ALAC business           Annuity Company
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic (Fin)                   100%
Life Insurance Company                             Company
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                         100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
EXL Solar HoldCo, LLC      Holds tax equity        Global Atlantic Re                      100%
                           investments in solar    Limited
                           electric generation
                           companies
-----------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                    100%
Life Insurance Company                             and Life Insurance
                                                   Company
-----------------------------------------------------------------------------------------------------------------------------------
FLIC Properties, LLC       Title holder of         Forethought Life                        100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
-----------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic (Fin)                   100%
                           preneed permit          Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
-----------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                    100%
                           affiliates' products    Life Insurance Company
                           and services
-----------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
-----------------------------------------------------------------------------------------------------------------------------------
Forethought National       Issuer of life          Commonwealth Annuity                    100%
Life Insurance Company     insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
-----------------------------------------------------------------------------------------------------------------------------------
GA Re Bermuda HoldCo       Limited partner of GA   Commonwealth Re Midco                   100%
Limited                    Re US HoldCo, LP        Limited
-----------------------------------------------------------------------------------------------------------------------------------
GA Re US HoldCo, LP        Delaware limited        Commonwealth Re Midco                    99% GA Re Bermuda                     1%
                           partnership             Limited                                      HoldCo Limited
-----------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                   100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Assurance  Reinsurance company     Commonwealth Re Midco                   100%
Limited                                            Limited
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities Broker-      Global Atlantic (Fin)                   100%
Distributors, LLC          dealer registered with  Company
                           SEC and FINRA
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Equipment  Service Company         Global Atlantic (Fin)                   100%
Management, LLC                                    Company
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re Midco                   100%
Company                    company for L&A         Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                   100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                        21% Third-party                      79%
Group Limited              holding company         Group, Inc.                                  Investors
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                         100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                   100%
Investment Advisors, LLC   registered with SEC     Company
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                    75% GA Re US                         25%
Limited                                            Limited                                      HoldCo, LP
-----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                   100%
Advisors, L.P.             intermediary            Company
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                        90% Global Atlantic                  10%
                           company with limited    Annuity Company                              (Fin) Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                       100%
                           purpose financial       Annuity Company
                           insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                       100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2019 there were 1,973 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)      President, Manager (Chairman)
Jeffrey Harpel (4)            Chief Financial Officer
Paula G. Nelson (1)           Head of Distribution, Manager
Andrew Shainberg (5)          Chief Compliance Officer
Samuel Ramos (5)              General Counsel and Secretary
John J. Fowler (5)            Treasurer
Ronald Hensel (1)             Vice President
Dean Siegel (1)               Vice President
Justin MacNeil (3)            Assistant Treasurer
Virginia H. Johnson (3)       Assistant Secretary
Sarah M. Patterson (1)        Assistant Secretary
Eric D. Todd (2)              Manager

(1) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

(3) 20 Guest Street, Brighton, MA 02135

(4) 587 Grahams Woods Road, Carlisle, PA 17015

(5) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2018.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           20,895,738*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2018 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance
     Company at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 18th day of April, 2019.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    David Jacoby                            *By:   /s/ Sarah M. Patterson
       --------------------------------------         -----------------------------------
       David Jacoby                                   Sarah M. Patterson
       Chief Financial Officer*                       Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    David Jacoby
       --------------------------------------
       David Jacoby
       Chief Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman), President            *By:   /s/ Sarah M. Patterson
Hanben Kim Lee, Director, Executive Vice President                     -----------------------------------
Gilles M. Dellaert, Director, Chief Investment Officer                 Sarah M. Patterson
David Wilken, Director, Head of Life                                   Attorney-in-Fact
Eric D. Todd, Director, Managing Director                       Date:  April 18, 2019

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Sarah M. Patterson, Senior Vice President and
         Associate General Counsel
(10)     Consent of Independent Registered Public Accounting Firm
(99)(a)  David Jacoby dated April 3, 2019
(99)(b)  Robert M. Arena, Jr. dated April 4, 2019
(99)(c)  Hanben Kim Lee dated April 3, 2019
(99)(d)  Gilles Dellaert dated April 4, 2019
(99)(e)  David Wilken dated April 2, 2019
(99)(f)  Eric D. Todd dated April 11, 2019